Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 102.7%
Consumer, Non-cyclical - 33.1%
Archer-Daniels-Midland Co.	24,433	$1,132,469
Kimberly-Clark Corp.[1]	8,151	1,121,170
McKesson Corp.[1]	7,580	1,048,466
Eli Lilly & Co.	7,833	1,029,491
Amgen, Inc.[1]	4,021	969,343
Merck & Company, Inc.[1]	10,416	947,335
Pfizer, Inc.[1]	24,139	945,766
Gilead Sciences, Inc.[1]	13,950	906,471
CVS Health Corp.[1]	12,133	901,361
Ingredion, Inc.[1]	9,634	895,480
JM Smucker Co.	8,392	873,859
Kellogg Co.	12,450	861,042
Molson Coors Beverage Co. — Class B1	15,697	846,068
General Mills, Inc.	15,615	836,339
Darling Ingredients, Inc.*,1	28,946	812,804
Sysco Corp.[1]	9,469	809,978
Post Holdings, Inc.*	7,190	784,429
Hormel Foods Corp.	17,364	783,290
Johnson & Johnson	4,904	715,347
Procter & Gamble Co.	4,802	599,770
Philip Morris International, Inc.	6,740	573,507
Campbell Soup Co.	11,600	573,272
Medtronic plc[1]	5,038	571,561
Hologic, Inc.*,1	10,917	569,976
Jazz Pharmaceuticals plc*	3,794	566,368
Baxter International, Inc.	6,762	565,438
Abbott Laboratories[1]	6,281	545,568
Zimmer Biomet Holdings, Inc.[1]	3,598	538,549
Cardinal Health, Inc.[1]	10,079	509,796
Becton Dickinson and Co.[1]	1,790	486,826
Clorox Co.	2,647	406,420
Herbalife Nutrition Ltd.*	8,238	392,705
Integer Holdings Corp.*	4,824	387,994
Alexion Pharmaceuticals, Inc.*	3,376	365,114
B&G Foods, Inc.	20,001	358,618
Thermo Fisher Scientific, Inc.	1,080	350,860
United Therapeutics Corp.*	3,952	348,092
STERIS plc	2,262	344,774
Cal-Maine Foods, Inc.	8,008	342,342
TrueBlue, Inc.*	13,695	329,502
Innoviva, Inc.*	22,816	323,075
H&R Block, Inc.	13,560	318,389
TreeHouse Foods, Inc.*	6,419	311,322
Molina Healthcare, Inc.*	2,154	292,276
John B Sanfilippo & Son, Inc.	3,191	291,275
Mondelez International, Inc. — Class A	5,286	291,153
Macquarie Infrastructure Corp.	6,148	263,380
PepsiCo, Inc.[1]	1,722	235,346
Hershey Co.	1,515	222,675
Total Consumer, Non-cyclical		29,496,451
Industrial - 17.1%
Norfolk Southern Corp.[1]	5,021	974,727
Lincoln Electric Holdings, Inc.	8,749	846,291
Crane Co.[1]	9,755	842,637
CSX Corp.[1]	10,197	737,855
CH Robinson Worldwide, Inc.	8,989	702,940
Werner Enterprises, Inc.	18,637	678,200
Gentex Corp.	22,954	665,207
Landstar System, Inc.[1]	5,409	615,923
FedEx Corp.[1]	3,985	602,572
Caterpillar, Inc.	4,032	595,446
Regal Beloit Corp.	6,822	584,031
Kansas City Southern[1]	3,491	534,682
Schneider National, Inc. — Class B	22,834	498,238
Kennametal, Inc.	13,009	479,902
Textron, Inc.	10,282	458,577
J.B. Hunt Transport Services, Inc.	3,844	448,902
Heartland Express, Inc.	19,291	406,076
Knight-Swift Transportation Holdings, Inc.	11,024	395,100
Union Pacific Corp.	2,156	389,783
Waters Corp.*	1,632	381,317
Marten Transport Ltd.	17,649	379,277
Echo Global Logistics, Inc.*	18,259	377,961
Sturm Ruger & Company, Inc.	7,431	349,480
Agilent Technologies, Inc.	3,996	340,899
Honeywell International, Inc.	1,848	327,096
Mettler-Toledo International, Inc.*	410	325,245
Garmin Ltd.	3,221	314,240
Oshkosh Corp.	3,060	289,629
Vishay Intertechnology, Inc.	11,577	246,474
MDU Resources Group, Inc.	7,593	225,588
Old Dominion Freight Line, Inc.	1,167	221,473
Total Industrial		15,235,768
Consumer, Cyclical - 16.1%
Lear Corp.	5,266	722,495
Southwest Airlines Co.[1]	12,784	690,080
World Fuel Services Corp.[1]	14,816	643,311
Carnival Corp.	12,486	634,664
Allison Transmission Holdings, Inc.	12,264	592,597
Whirlpool Corp.	3,955	583,481
Autoliv, Inc.	6,805	574,410
BorgWarner, Inc.[1]	12,813	555,828
Las Vegas Sands Corp.	7,962	549,697
Cracker Barrel Old Country Store, Inc.	3,544	544,855
Brunswick Corp.	8,987	539,040
Extended Stay America, Inc.	34,714	515,850
Gentherm, Inc.*	11,583	514,169
Wyndham Destinations, Inc.	9,441	488,005
Aptiv plc	5,116	485,867
Delta Air Lines, Inc.[1]	8,003	468,016
Toll Brothers, Inc.	10,428	412,010
Polaris, Inc.	3,791	385,545
Norwegian Cruise Line Holdings Ltd.*	6,386	373,006
AutoZone, Inc.*	305	363,349
Cummins, Inc.	2,020	361,499
Royal Caribbean Cruises Ltd.	2,563	342,186
PulteGroup, Inc.	8,742	339,190
SkyWest, Inc.	5,217	337,175
General Motors Co.	8,362	306,049
Allegiant Travel Co. — Class A	1,621	282,119
Lennar Corp. — Class A	5,034	280,847
United Airlines Holdings, Inc.*,1	3,112	274,136

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 102.7% (continued)
Consumer, Cyclical - 16.1% (continued)
Goodyear Tire & Rubber Co.	17,606	$273,861
Starbucks Corp.	3,053	268,420
DR Horton, Inc.	4,195	221,286
JetBlue Airways Corp.*	11,717	219,342
Mohawk Industries, Inc.*	1,501	204,706
Total Consumer, Cyclical		14,347,091
Utilities - 13.0%
AES Corp.[1]	48,677	968,672
PPL Corp.[1]	26,131	937,580
FirstEnergy Corp.[1]	18,829	915,089
Exelon Corp.	19,853	905,098
Evergy, Inc.	13,826	899,934
NRG Energy, Inc.	21,510	855,023
Pinnacle West Capital Corp.[1]	9,268	833,471
Portland General Electric Co.[1]	14,567	812,693
Vistra Energy Corp.	30,824	708,644
Avangrid, Inc.	13,482	689,739
National Fuel Gas Co.[1]	14,164	659,192
Ameren Corp.[1]	8,495	652,416
Public Service Enterprise Group, Inc.	8,093	477,892
Southern Co.	6,402	407,808
Entergy Corp.	2,732	327,294
NiSource, Inc.	11,477	319,520
Avista Corp.	5,211	250,597
Total Utilities		11,620,662
Communications - 8.3%
Omnicom Group, Inc.[1]	14,160	1,147,243
Verizon Communications, Inc.[1]	18,589	1,141,365
AT&T, Inc.[1]	24,441	955,154
Discovery, Inc. — Class A*	19,191	628,313
eBay, Inc.	16,615	599,967
AMC Networks, Inc. — Class A*	13,767	543,796
News Corp. — Class A	36,855	521,130
Booking Holdings, Inc.*	253	519,594
Yelp, Inc. — Class A*	10,102	351,853
TEGNA, Inc.	18,913	315,658
Alphabet, Inc. — Class C*	198	264,730
Scholastic Corp.	6,450	248,003
Juniper Networks, Inc.	8,713	214,601
Total Communications		7,451,407
Financial - 7.4%
Equity Commonwealth REIT[1]	32,037	1,051,775
Weingarten Realty Investors REIT	29,661	926,609
Lexington Realty Trust REIT	84,611	898,569
Apartment Investment & Management Co. — Class A REIT[1]	11,037	570,061
Brixmor Property Group, Inc. REIT	26,167	565,469
Summit Hotel Properties, Inc. REIT	30,773	379,739
Deluxe Corp.	6,580	328,473
Sunstone Hotel Investors, Inc. REIT	17,814	247,971
Janus Henderson Group plc	10,131	247,703
Franklin Resources, Inc.	9,303	241,692
JPMorgan Chase & Co.	1,719	239,628
M&T Bank Corp.	1,353	229,672
Comerica, Inc.	3,153	226,228
Travelers Companies, Inc.	1,646	225,420
Hartford Financial Services Group, Inc.[1]	3,592	218,286
Total Financial		6,597,295
Energy - 6.3%
Exxon Mobil Corp.[1]	16,052	1,120,109
Chevron Corp.[1]	6,360	766,444
Devon Energy Corp.	20,655	536,410
Valero Energy Corp.[1]	5,482	513,389
HollyFrontier Corp.[1]	8,567	434,433
ConocoPhillips	6,646	432,189
Kinder Morgan, Inc.	20,135	426,258
CVR Energy, Inc.	9,406	380,285
Phillips 66[1]	3,398	378,571
Delek US Holdings, Inc.	11,268	377,816
ONEOK, Inc.	3,126	236,544
Total Energy		5,602,448
Technology - 1.1%
Activision Blizzard, Inc.	5,336	317,065
Skyworks Solutions, Inc.	2,184	264,002
Teradata Corp.*	8,755	234,371
Oracle Corp.[1]	3,929	208,159
Total Technology		1,023,597
Basic Materials - 0.3%
Domtar Corp.	6,748	258,043
Total Common Stocks
(Cost $85,801,909)		91,632,762

MONEY MARKET FUND† - 2.9%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 1.43%[2]	2,581,449	2,581,449
Total Money Market Fund
(Cost $2,581,449)		2,581,449
Total Investments - 105.6%
(Cost $88,383,358)		$94,214,211
Other Assets & Liabilities, net - (5.6)%		(4,986,715)
Total Net Assets - 100.0%		$89,227,496

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	1.95% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$9,562,162	$621,631
Goldman Sachs International	GS Equity Custom Basket	2.00% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	9,536,732	578,950
					$19,098,894	$1,200,581
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(1.25)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$42,698,365	$(3,341,042)
Goldman Sachs International	GS Equity Custom Basket	(1.35)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	40,651,426	(2,565,898)
					$83,349,791	$(5,906,940)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
TEGNA, Inc.	1,936	0.35%	$7,768
Discovery, Inc. — Class A	1,965	0.67%	7,762
Verizon Communications, Inc.	1,903	1.22%	7,078
News Corp. — Class A	3,774	0.56%	5,750
Omnicom Group, Inc.	1,450	1.23%	5,305
AT&T, Inc.	2,503	1.02%	4,341
Booking Holdings, Inc.	26	0.56%	2,642
Juniper Networks, Inc.	892	0.23%	1,074
Alphabet, Inc. — Class C	20	0.28%	696
Yelp, Inc. — Class A	1,034	0.38%	393
Scholastic Corp.	660	0.27%	306
AMC Networks, Inc. — Class A	1,409	0.58%	(394)
eBay, Inc.	1,701	0.64%	(2,819)
Total Communications			39,902
Consumer, Non-cyclical
CVS Health Corp.	1,242	0.96%	24,250
Darling Ingredients, Inc.	2,964	0.87%	21,161
Eli Lilly & Co.	802	1.10%	18,842
Sysco Corp.	969	0.87%	15,075
Amgen, Inc.	411	1.04%	14,353
McKesson Corp.	682	0.99%	14,187
Merck & Company, Inc.	1,066	1.01%	13,175
Kimberly-Clark Corp.	834	1.20%	12,825
Zimmer Biomet Holdings, Inc.	368	0.58%	11,358
Kellogg Co.	1,275	0.92%	9,765
Medtronic plc	516	0.61%	9,474
Archer-Daniels-Midland Co.	2,502	1.21%	9,162
Hologic, Inc.	1,118	0.61%	7,701
Jazz Pharmaceuticals plc	388	0.61%	7,424
Campbell Soup Co.	1,187	0.61%	6,387
Johnson & Johnson	502	0.77%	5,759
Becton Dickinson and Co.	183	0.52%	5,468
Molina Healthcare, Inc.	220	0.31%	5,248
Hormel Foods Corp.	1,778	0.84%	5,143
Philip Morris International, Inc.	690	0.61%	4,918
Thermo Fisher Scientific, Inc.	110	0.37%	3,523
Herbalife Nutrition Ltd.	843	0.42%	3,506
General Mills, Inc.	1,599	0.90%	3,032
Baxter International, Inc.	692	0.61%	3,011
Abbott Laboratories	643	0.58%	2,735
Macquarie Infrastructure Corp.	629	0.28%	2,451
Post Holdings, Inc.	736	0.84%	2,123
Innoviva, Inc.	2,336	0.35%	2,066
TrueBlue, Inc.	1,402	0.35%	1,932
Procter & Gamble Co.	491	0.64%	1,756
Gilead Sciences, Inc.	1,428	0.97%	1,755
Alexion Pharmaceuticals, Inc.	345	0.39%	1,751
Clorox Co.	271	0.44%	1,684
Ingredion, Inc.	986	0.96%	1,433
Molson Coors Beverage Co. — Class B	1,607	0.91%	1,381
STERIS plc	231	0.37%	1,315
PepsiCo, Inc.	176	0.25%	1,192
Mondelez International, Inc. — Class A	541	0.31%	297
Cardinal Health, Inc.	2,668	1.41%	216
United Therapeutics Corp.	404	0.37%	(404)
TreeHouse Foods, Inc.	657	0.33%	(439)
Integer Holdings Corp.	494	0.42%	(688)
Hershey Co.	155	0.24%	(1,001)
Cal-Maine Foods, Inc.	820	0.37%	(1,042)
John B Sanfilippo & Son, Inc.	326	0.31%	(1,924)
Pfizer, Inc.	2,472	1.01%	(1,963)
JM Smucker Co.	859	0.94%	(2,283)
B&G Foods, Inc.	2,048	0.38%	(4,147)
H&R Block, Inc.	1,388	0.34%	(5,645)
Total Consumer, Non-cyclical			239,298
Consumer, Cyclical
World Fuel Services Corp.	1,548	0.70%	22,047
Carnival Corp.	1,278	0.68%	10,120
Las Vegas Sands Corp.	815	0.59%	8,605
Lear Corp.	539	0.77%	7,149
Norwegian Cruise Line Holdings Ltd.	654	0.40%	6,376
BorgWarner, Inc.	1,521	0.69%	5,443
Wyndham Destinations, Inc.	966	0.52%	5,310
Aptiv plc	622	0.62%	5,116
Royal Caribbean Cruises Ltd.	262	0.37%	4,936
Autoliv, Inc.	696	0.61%	4,662
Southwest Airlines Co.	1,309	0.74%	4,353
Allison Transmission Holdings, Inc.	1,256	0.63%	4,190
Gentherm, Inc.	1,186	0.55%	3,985
AutoZone, Inc.	31	0.39%	3,974
Delta Air Lines, Inc.	819	0.50%	3,472
Toll Brothers, Inc.	1,067	0.44%	3,286
JetBlue Airways Corp.	1,200	0.23%	3,184
PulteGroup, Inc.	895	0.36%	2,363
United Airlines Holdings, Inc.	318	0.29%	1,232
Starbucks Corp.	312	0.29%	1,212
SkyWest, Inc.	534	0.36%	1,151
Extended Stay America, Inc.	3,555	0.55%	919
Brunswick Corp.	920	0.58%	898
Allegiant Travel Co. — Class A	166	0.30%	793
DR Horton, Inc.	429	0.24%	569
Polaris, Inc.	388	0.41%	99
Cummins, Inc.	206	0.39%	(280)
Mohawk Industries, Inc.	153	0.22%	(1,164)
Lennar Corp. — Class A	515	0.30%	(1,356)
Whirlpool Corp.	405	0.62%	(1,494)
Goodyear Tire & Rubber Co.	1,803	0.29%	(1,541)
General Motors Co.	856	0.33%	(1,978)
Cracker Barrel Old Country Store, Inc.	363	0.58%	(2,282)
Total Consumer, Cyclical			105,349
Utilities
AES Corp.	4,985	1.04%	16,428
FirstEnergy Corp.	1,928	0.98%	16,399

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
PPL Corp.	2,676	1.00%	$12,336
Portland General Electric Co.	1,491	0.87%	11,085
Southern Co.	655	0.44%	5,163
Avangrid, Inc.	1,380	0.74%	3,070
NRG Energy, Inc.	2,202	0.92%	2,922
Pinnacle West Capital Corp.	949	0.89%	2,596
NiSource, Inc.	1,175	0.34%	1,610
Avista Corp.	533	0.27%	1,266
Ameren Corp.	869	0.70%	1,180
Entergy Corp.	279	0.35%	590
Evergy, Inc.	1,415	0.96%	(115)
Public Service Enterprise Group, Inc.	828	0.51%	(919)
Exelon Corp.	2,033	0.97%	(2,989)
Vistra Energy Corp.	3,792	0.91%	(12,157)
National Fuel Gas Co.	1,450	0.71%	(17,719)
Total Utilities			40,746
Financial
JPMorgan Chase & Co.	176	0.26%	6,838
Weingarten Realty Investors	3,037	0.99%	6,733
Deluxe Corp.	673	0.35%	5,323
Hartford Financial Services Group, Inc.	367	0.23%	3,944
Brixmor Property Group, Inc.	2,679	0.61%	3,769
Janus Henderson Group plc	1,037	0.27%	3,431
Summit Hotel Properties, Inc.	3,151	0.41%	2,858
Lexington Realty Trust	8,665	0.96%	1,795
Equity Commonwealth	3,280	1.13%	1,659
Apartment Investment & Management Co. — Class A	1,130	0.61%	1,516
M&T Bank Corp.	138	0.24%	1,055
Comerica, Inc.	322	0.24%	973
Sunstone Hotel Investors, Inc.	1,824	0.27%	(32)
Travelers Companies, Inc.	168	0.24%	(505)
Franklin Resources, Inc.	1,492	0.41%	(1,479)
Total Financial			37,878
Energy
Devon Energy Corp.	2,115	0.57%	8,495
Kinder Morgan, Inc.	2,062	0.46%	5,368
ConocoPhillips	680	0.46%	5,247
Phillips 66	348	0.41%	4,921
Valero Energy Corp.	561	0.55%	3,006
ONEOK, Inc.	320	0.25%	1,753
Delek US Holdings, Inc.	1,154	0.40%	15
HollyFrontier Corp.	877	0.47%	(17)
Chevron Corp.	651	0.82%	(1,133)
CVR Energy, Inc.	963	0.41%	(5,902)
Exxon Mobil Corp.	1,643	1.20%	(7,019)
Total Energy			14,734
Industrial
Kansas City Southern	357	0.57%	13,124
Lincoln Electric Holdings, Inc.	895	0.91%	11,638
Regal Beloit Corp.	698	0.62%	10,103
Caterpillar, Inc.	412	0.64%	9,640
Crane Co.	999	0.90%	9,249
Norfolk Southern Corp.	514	1.04%	7,380
Agilent Technologies, Inc.	409	0.36%	7,065
Marten Transport Ltd.	1,807	0.41%	6,739
Union Pacific Corp.	220	0.42%	6,325
Oshkosh Corp.	313	0.31%	6,133
Old Dominion Freight Line, Inc.	119	0.24%	5,546
Landstar System, Inc.	553	0.66%	5,060
Knight-Swift Transportation Holdings, Inc.	1,128	0.42%	5,031
Mettler-Toledo International, Inc.	42	0.35%	4,936
Gentex Corp.	2,350	0.71%	4,655
Werner Enterprises, Inc.	1,908	0.73%	3,941
Garmin Ltd.	329	0.34%	3,913
Heartland Express, Inc.	1,975	0.43%	3,729
Vishay Intertechnology, Inc.	1,185	0.26%	3,609
Kennametal, Inc.	1,332	0.51%	3,280
Honeywell International, Inc.	189	0.35%	3,130
Schneider National, Inc. — Class B	2,338	0.53%	2,605
CSX Corp.	1,044	0.79%	2,440
Sturm Ruger & Company, Inc.	761	0.37%	1,906
MDU Resources Group, Inc.	777	0.24%	443
J.B. Hunt Transport Services, Inc.	393	0.48%	253
Echo Global Logistics, Inc.	1,869	0.40%	(574)
Waters Corp.	167	0.41%	(1,513)
CH Robinson Worldwide, Inc.	920	0.75%	(1,569)
Textron, Inc.	1,053	0.49%	(3,423)
FedEx Corp.	846	1.34%	(4,560)
Total Industrial			130,234
Technology
Skyworks Solutions, Inc.	223	0.28%	10,138
Activision Blizzard, Inc.	546	0.34%	3,780
Oracle Corp.	402	0.22%	16
Teradata Corp.	896	0.25%	(2,283)
Total Technology			11,651
Basic Materials
Domtar Corp.	691	0.28%	1,839
Total MS Equity Long Custom Basket			$621,631

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
WP Carey, Inc.	6,304	(1.19)%	44,418
Essential Properties Realty Trust, Inc.	11,213	(0.66)%	18,570
Acadia Realty Trust	6,403	(0.39)%	15,458
CME Group, Inc. — Class A	1,053	(0.50)%	5,133
Northwest Bancshares, Inc.	9,815	(0.38)%	2,761

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
American Assets Trust, Inc.	8,232	(0.88)%	$645
National Storage Affiliates Trust	4,290	(0.34)%	49
UDR, Inc.	6,369	(0.70)%	(901)
Realty Income Corp.	6,592	(1.14)%	(1,187)
American Campus Communities, Inc.	10,341	(1.14)%	(1,243)
BancorpSouth Bank	5,700	(0.42)%	(1,361)
Capitol Federal Financial, Inc.	11,172	(0.36)%	(4,663)
Global Net Lease, Inc.	6,841	(0.32)%	(4,667)
Atlantic Union Bankshares Corp.	3,300	(0.29)%	(4,992)
Armada Hoffler Properties, Inc.	17,323	(0.74)%	(5,005)
BankUnited, Inc.	2,544	(0.22)%	(5,272)
Reinsurance Group of America, Inc. — Class A	2,641	(1.01)%	(9,388)
CenterState Bank Corp.	5,742	(0.34)%	(9,816)
Mastercard, Inc. — Class A	559	(0.39)%	(11,183)
Camden Property Trust	2,204	(0.55)%	(12,157)
Douglas Emmett, Inc.	4,338	(0.45)%	(13,491)
STAG Industrial, Inc.	7,832	(0.58)%	(14,434)
UMB Financial Corp.	2,252	(0.36)%	(14,456)
QTS Realty Trust, Inc. — Class A	4,383	(0.56)%	(15,266)
RenaissanceRe Holdings Ltd.	1,521	(0.70)%	(15,472)
Columbia Financial, Inc.	9,116	(0.36)%	(16,548)
Washington Real Estate Investment Trust	9,405	(0.64)%	(16,710)
Intercontinental Exchange, Inc.	4,299	(0.93)%	(16,797)
Synovus Financial Corp.	3,942	(0.36)%	(16,870)
Healthcare Realty Trust, Inc.	13,056	(1.02)%	(17,598)
Brown & Brown, Inc.	11,048	(1.02)%	(18,060)
Glacier Bancorp, Inc.	4,457	(0.48)%	(19,252)
People's United Financial, Inc.	23,290	(0.92)%	(21,464)
Valley National Bancorp	20,353	(0.55)%	(23,804)
STORE Capital Corp.	10,145	(0.88)%	(25,635)
Agree Realty Corp.	7,178	(1.18)%	(28,928)
BOK Financial Corp.	4,072	(0.83)%	(30,795)
Crown Castle International Corp.	2,213	(0.74)%	(34,472)
Old National Bancorp	21,432	(0.92)%	(38,290)
Americold Realty Trust	28,980	(2.38)%	(42,731)
Athene Holding Ltd. — Class A	5,575	(0.61)%	(44,780)
American Tower Corp. — Class A	2,201	(1.18)%	(45,189)
EastGroup Properties, Inc.	2,231	(0.69)%	(46,608)
Arthur J Gallagher & Co.	5,645	(1.26)%	(49,226)
Alexandria Real Estate Equities, Inc.	3,966	(1.50)%	(49,274)
Easterly Government Properties, Inc.	26,684	(1.48)%	(50,037)
Equinix, Inc.	402	(0.55)%	(53,560)
Hudson Pacific Properties, Inc.	17,684	(1.56)%	(55,785)
Fifth Third Bancorp	12,309	(0.89)%	(58,425)
First Republic Bank	3,746	(1.03)%	(59,036)
Everest Re Group Ltd.	1,408	(0.91)%	(59,273)
SBA Communications Corp.	1,778	(1.00)%	(61,411)
RLI Corp.	5,055	(1.07)%	(82,012)
Sun Communities, Inc.	3,783	(1.33)%	(120,753)
Rexford Industrial Realty, Inc.	13,441	(1.44)%	(136,378)
Terreno Realty Corp.	10,129	(1.28)%	(139,584)
Total Financial			(1,537,205)
Utilities
California Water Service Group	2,638	(0.32)%	3,182
PNM Resources, Inc.	2,742	(0.33)%	1,315
Eversource Energy	1,645	(0.33)%	(1,724)
WEC Energy Group, Inc.	1,516	(0.33)%	(2,694)
Sempra Energy	605	(0.21)%	(2,796)
South Jersey Industries, Inc.	4,356	(0.34)%	(3,851)
Alliant Energy Corp.	2,529	(0.32)%	(3,949)
MGE Energy, Inc.	1,190	(0.22)%	(4,895)
American States Water Co.	2,620	(0.53)%	(7,685)
Atmos Energy Corp.	1,220	(0.32)%	(10,584)
American Water Works Company, Inc.	1,897	(0.55)%	(11,905)
NextEra Energy, Inc.	584	(0.33)%	(27,306)
Dominion Energy, Inc.	12,444	(2.41)%	(59,989)
Total Utilities			(132,881)
Technology
Appian Corp.	1,610	(0.14)%	24,885
Workday, Inc. — Class A	400	(0.15)%	13,392
Elastic N.V.	721	(0.11)%	7,472
Alteryx, Inc. — Class A	617	(0.14)%	6,330
MongoDB, Inc.	646	(0.20)%	6,265
Veeva Systems, Inc. — Class A	449	(0.15)%	5,209
Atlassian Corporation plc — Class A	512	(0.14)%	2,836
Intuit, Inc.	339	(0.21)%	2,768
ServiceNow, Inc.	263	(0.17)%	2,581
Zscaler, Inc.	1,188	(0.13)%	1,248
Manhattan Associates, Inc.	701	(0.13)%	1,225
Twilio, Inc. — Class A	542	(0.12)%	(131)
Aspen Technology, Inc.	564	(0.16)%	(711)
Workiva, Inc.	1,313	(0.13)%	(1,355)
LivePerson, Inc.	1,505	(0.13)%	(1,765)
Paychex, Inc.	2,617	(0.52)%	(2,978)
Coupa Software, Inc.	490	(0.17)%	(3,265)
Guidewire Software, Inc.	573	(0.15)%	(4,558)
Fair Isaac Corp.	197	(0.17)%	(4,782)
Appfolio, Inc. — Class A	518	(0.13)%	(5,293)
Autodesk, Inc.	558	(0.24)%	(5,360)
HubSpot, Inc.	995	(0.37)%	(6,559)
Accenture plc — Class A	457	(0.23)%	(7,204)
PROS Holdings, Inc.	1,018	(0.14)%	(7,481)
Tyler Technologies, Inc.	159	(0.11)%	(7,650)
ANSYS, Inc.	233	(0.14)%	(10,047)
ExlService Holdings, Inc.	4,094	(0.67)%	(13,276)
Smartsheet, Inc. — Class A	2,416	(0.25)%	(13,724)
Five9, Inc.	836	(0.13)%	(14,553)
Paycom Software, Inc.	294	(0.18)%	(14,825)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Monolithic Power Systems, Inc.	416	(0.17)%	$(18,571)
EPAM Systems, Inc.	1,184	(0.59)%	(20,302)
Science Applications International Corp.	4,926	(1.00)%	(20,931)
DocuSign, Inc.	1,955	(0.34)%	(21,872)
Broadcom, Inc.	532	(0.39)%	(23,862)
Adobe, Inc.	716	(0.55)%	(27,003)
Black Knight, Inc.	5,614	(0.85)%	(30,519)
salesforce.com, Inc.	2,476	(0.94)%	(30,567)
Genpact Ltd.	7,803	(0.77)%	(31,611)
ACI Worldwide, Inc.	8,034	(0.71)%	(33,393)
CACI International, Inc. — Class A	1,812	(1.06)%	(47,568)
Envestnet, Inc.	3,655	(0.60)%	(54,951)
Splunk, Inc.	1,788	(0.63)%	(58,304)
Total Technology			(470,760)
Consumer, Non-cyclical
Rollins, Inc.	3,555	(0.28)%	15,490
Guardant Health, Inc.	886	(0.16)%	11,955
Verisk Analytics, Inc. — Class A	952	(0.33)%	7,627
Gartner, Inc.	1,549	(0.56)%	6,492
Glaukos Corp.	850	(0.11)%	3,693
FleetCor Technologies, Inc.	926	(0.62)%	3,545
Avalara, Inc.	742	(0.13)%	(1,339)
Booz Allen Hamilton Holding Corp.	1,223	(0.20)%	(2,196)
Intuitive Surgical, Inc.	121	(0.17)%	(6,205)
Bright Horizons Family Solutions, Inc.	1,527	(0.54)%	(6,610)
LiveRamp Holdings, Inc.	1,248	(0.14)%	(6,745)
Illumina, Inc.	224	(0.17)%	(8,736)
ResMed, Inc.	367	(0.13)%	(9,278)
Viad Corp.	3,645	(0.58)%	(9,559)
Paylocity Holding Corp.	406	(0.11)%	(11,632)
PayPal Holdings, Inc.	3,449	(0.87)%	(15,958)
Euronet Worldwide, Inc.	1,353	(0.50)%	(18,156)
IHS Markit Ltd.	1,264	(0.22)%	(20,757)
WEX, Inc.	2,271	(1.11)%	(32,308)
Brink's Co.	3,099	(0.66)%	(35,946)
MarketAxess Holdings, Inc.	393	(0.35)%	(48,995)
Avery Dennison Corp.	2,986	(0.91)%	(63,679)
Total Consumer, Non-cyclical			(249,297)
Basic Materials
WR Grace & Co.	4,850	(0.79)%	30,847
Allegheny Technologies, Inc.	5,984	(0.29)%	28,783
Carpenter Technology Corp.	4,908	(0.57)%	(2,916)
Kaiser Aluminum Corp.	2,106	(0.55)%	(13,859)
Southern Copper Corp.	4,035	(0.40)%	(21,962)
Steel Dynamics, Inc.	4,684	(0.37)%	(26,459)
Reliance Steel & Aluminum Co.	1,461	(0.41)%	(32,806)
Commercial Metals Co.	6,884	(0.36)%	(33,621)
Balchem Corp.	3,547	(0.84)%	(34,339)
Freeport-McMoRan, Inc.	17,485	(0.54)%	(40,642)
Compass Minerals International, Inc.	5,757	(0.82)%	(42,321)
Air Products & Chemicals, Inc.	1,342	(0.74)%	(48,344)
PPG Industries, Inc.	2,798	(0.87)%	(62,098)
Sherwin-Williams Co.	633	(0.87)%	(68,778)
RPM International, Inc.	4,430	(0.80)%	(69,056)
Linde plc	3,202	(1.60)%	(78,462)
Total Basic Materials			(516,033)
Industrial
HEICO Corp.	1,046	(0.28)%	15,274
Roper Technologies, Inc.	670	(0.56)%	6,460
Exponent, Inc.	2,484	(0.40)%	2,525
Casella Waste Systems, Inc. — Class A	3,158	(0.34)%	(9,042)
Ball Corp.	4,134	(0.63)%	(10,583)
Universal Display Corp.	332	(0.16)%	(11,387)
Materion Corp.	5,495	(0.77)%	(16,387)
Sonoco Products Co.	3,220	(0.47)%	(19,638)
Westinghouse Air Brake Technologies Corp.	2,010	(0.37)%	(26,687)
Worthington Industries, Inc.	7,689	(0.76)%	(41,778)
Vulcan Materials Co.	2,641	(0.89)%	(47,013)
Martin Marietta Materials, Inc.	1,458	(0.95)%	(99,389)
TransDigm Group, Inc.	1,125	(1.48)%	(123,212)
Total Industrial			(380,857)
Consumer, Cyclical
Wingstop, Inc.	2,607	(0.53)%	18,718
McDonald's Corp.	683	(0.32)%	3,454
Toro Co.	3,892	(0.73)%	(28,014)
Total Consumer, Cyclical			(5,842)
Communications
8x8, Inc.	10,273	(0.44)%	21,009
Palo Alto Networks, Inc.	871	(0.47)%	10,072
Proofpoint, Inc.	2,079	(0.56)%	5,143
Okta, Inc.	736	(0.20)%	4,351
VeriSign, Inc.	358	(0.16)%	1,444
Zendesk, Inc.	2,988	(0.54)%	(6,738)
Anaplan, Inc.	1,356	(0.17)%	(7,339)
Trade Desk, Inc. — Class A	233	(0.14)%	(9,651)
Charter Communications, Inc. — Class A	276	(0.31)%	(10,133)
RingCentral, Inc. — Class A	396	(0.16)%	(17,632)
Q2 Holdings, Inc.	3,311	(0.63)%	(25,648)
Total Communications			(35,122)
Energy
Warrior Met Coal, Inc.	7,213	(0.36)%	(13,045)
Total MS Equity Short Custom Basket			$(3,341,042)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
World Fuel Services Corp.	1,549	0.70%	$15,876
Carnival Corp.	1,278	0.67%	9,985
Las Vegas Sands Corp.	815	0.58%	8,563
Norwegian Cruise Line Holdings Ltd.	654	0.39%	6,257
Lear Corp.	539	0.78%	6,218
BorgWarner, Inc.	1,521	0.69%	5,299
Wyndham Destinations, Inc.	966	0.52%	5,234
Aptiv plc	622	0.62%	5,191
Allison Transmission Holdings, Inc.	1,256	0.64%	5,162
Royal Caribbean Cruises Ltd.	262	0.37%	4,872
Autoliv, Inc.	696	0.62%	4,506
Gentherm, Inc.	1,186	0.55%	3,934
AutoZone, Inc.	31	0.39%	3,899
Southwest Airlines Co.	1,309	0.74%	3,499
Toll Brothers, Inc.	1,067	0.44%	2,564
PulteGroup, Inc.	895	0.36%	2,336
Delta Air Lines, Inc.	819	0.50%	1,997
SkyWest, Inc.	534	0.36%	1,295
Starbucks Corp.	312	0.29%	1,151
Brunswick Corp.	920	0.58%	1,074
Extended Stay America, Inc.	3,555	0.55%	894
Allegiant Travel Co. — Class A	166	0.30%	848
DR Horton, Inc.	429	0.24%	457
United Airlines Holdings, Inc.	318	0.29%	427
Polaris, Inc.	388	0.41%	131
Cummins, Inc.	206	0.39%	(399)
JetBlue Airways Corp.	1,200	0.24%	(444)
Mohawk Industries, Inc.	153	0.22%	(1,092)
Lennar Corp. — Class A	515	0.30%	(1,486)
Goodyear Tire & Rubber Co.	1,803	0.29%	(1,520)
Whirlpool Corp.	405	0.63%	(1,631)
General Motors Co.	856	0.33%	(1,783)
Cracker Barrel Old Country Store, Inc.	363	0.59%	(2,256)
Total Consumer, Cyclical			91,058
Consumer, Non-cyclical
Darling Ingredients, Inc.	2,964	0.87%	24,394
CVS Health Corp.	1,242	0.97%	23,244
Eli Lilly & Co.	802	1.11%	18,446
Amgen, Inc.	411	1.04%	15,401
Ingredion, Inc.	986	0.96%	12,136
Zimmer Biomet Holdings, Inc.	368	0.58%	10,622
Sysco Corp.	969	0.87%	10,530
Kellogg Co.	1,275	0.92%	9,613
Archer-Daniels-Midland Co.	2,502	1.22%	8,953
Merck & Company, Inc.	1,066	1.02%	8,238
Jazz Pharmaceuticals plc	388	0.61%	7,398
Medtronic plc	516	0.61%	6,672
Becton Dickinson and Co.	183	0.52%	6,396
Campbell Soup Co.	1,187	0.62%	6,061
Johnson & Johnson	502	0.77%	5,196
Hormel Foods Corp.	1,778	0.84%	5,041
Hologic, Inc.	1,118	0.61%	5,026
Molina Healthcare, Inc.	220	0.31%	4,853
Philip Morris International, Inc.	690	0.62%	3,773
McKesson Corp.	682	0.99%	3,690
Baxter International, Inc.	692	0.61%	3,676
Herbalife Nutrition Ltd.	843	0.42%	3,595
Thermo Fisher Scientific, Inc.	110	0.37%	3,554
TrueBlue, Inc.	1,402	0.35%	3,484
Post Holdings, Inc.	736	0.84%	3,305
Kimberly-Clark Corp.	834	1.20%	3,279
Abbott Laboratories	643	0.59%	2,646
Macquarie Infrastructure Corp.	629	0.28%	2,307
Clorox Co.	271	0.44%	1,864
Procter & Gamble Co.	491	0.64%	1,841
Integer Holdings Corp.	494	0.42%	1,757
Alexion Pharmaceuticals, Inc.	345	0.39%	1,668
General Mills, Inc.	1,599	0.90%	1,585
Innoviva, Inc.	2,336	0.35%	1,578
Molson Coors Beverage Co. — Class B	1,607	0.91%	1,400
Cal-Maine Foods, Inc.	820	0.37%	1,296
STERIS plc	231	0.37%	1,259
PepsiCo, Inc.	176	0.25%	611
Mondelez International, Inc. — Class A	541	0.31%	278
Cardinal Health, Inc.	2,668	1.42%	259
TreeHouse Foods, Inc.	657	0.33%	(485)
United Therapeutics Corp.	404	0.37%	(742)
Gilead Sciences, Inc.	1,428	0.97%	(960)
Hershey Co.	155	0.24%	(1,095)
John B Sanfilippo & Son, Inc.	326	0.31%	(1,888)
Pfizer, Inc.	2,472	1.02%	(4,436)
B&G Foods, Inc.	2,048	0.39%	(5,036)
JM Smucker Co.	859	0.94%	(5,710)
H&R Block, Inc.	1,388	0.34%	(6,157)
Total Consumer, Non-cyclical			210,416
Utilities
AES Corp.	4,985	1.04%	17,926
PPL Corp.	2,676	1.01%	13,609
FirstEnergy Corp.	1,928	0.98%	9,785
Southern Co.	655	0.44%	4,899
Avangrid, Inc.	1,380	0.74%	3,187
NRG Energy, Inc.	2,202	0.92%	2,428
Portland General Electric Co.	1,491	0.87%	2,308
NiSource, Inc.	1,175	0.34%	1,707
Avista Corp.	533	0.27%	915
Ameren Corp.	869	0.70%	863
Entergy Corp.	279	0.35%	625
Evergy, Inc.	1,415	0.97%	17
Public Service Enterprise Group, Inc.	828	0.51%	(1,292)
Exelon Corp.	2,033	0.97%	(1,764)
Pinnacle West Capital Corp.	949	0.89%	(3,758)
Vistra Energy Corp.	2,684	0.65%	(7,026)
National Fuel Gas Co.	1,450	0.71%	(8,306)
Total Utilities			$36,123

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Weingarten Realty Investors	3,037	0.99%	$6,747
Deluxe Corp.	673	0.35%	5,114
JPMorgan Chase & Co.	176	0.26%	4,950
Brixmor Property Group, Inc.	2,679	0.61%	3,652
Janus Henderson Group plc	1,037	0.27%	3,412
Hartford Financial Services Group, Inc.	367	0.23%	1,982
Summit Hotel Properties, Inc.	3,151	0.41%	1,918
Lexington Realty Trust	8,665	0.96%	1,620
M&T Bank Corp.	138	0.25%	986
Comerica, Inc.	322	0.24%	746
Apartment Investment & Management Co. — Class A	1,130	0.61%	588
Sunstone Hotel Investors, Inc.	1,824	0.27%	(43)
Travelers Companies, Inc.	168	0.24%	(517)
Franklin Resources, Inc.	1,492	0.41%	(1,639)
Equity Commonwealth	3,280	1.13%	(1,956)
Total Financial			27,560
Industrial
Kansas City Southern	357	0.57%	11,747
Lincoln Electric Holdings, Inc.	895	0.91%	11,365
Regal Beloit Corp.	698	0.63%	9,829
Caterpillar, Inc.	412	0.64%	9,071
Crane Co.	999	0.90%	9,023
Werner Enterprises, Inc.	1,908	0.73%	8,720
Schneider National, Inc. — Class B	2,338	0.53%	8,683
Landstar System, Inc.	553	0.66%	6,493
Vishay Intertechnology, Inc.	1,185	0.26%	6,445
Agilent Technologies, Inc.	409	0.37%	6,172
Union Pacific Corp.	220	0.42%	6,042
Old Dominion Freight Line, Inc.	119	0.24%	5,836
Knight-Swift Transportation Holdings, Inc.	1,128	0.42%	5,392
Kennametal, Inc.	1,332	0.52%	5,292
Marten Transport Ltd.	1,807	0.41%	5,184
Oshkosh Corp.	313	0.31%	4,861
Mettler-Toledo International, Inc.	42	0.35%	4,757
Gentex Corp.	2,350	0.71%	4,660
Heartland Express, Inc.	1,975	0.44%	4,582
Waters Corp.	167	0.41%	3,858
Garmin Ltd.	329	0.34%	3,798
Norfolk Southern Corp.	514	1.05%	3,355
Honeywell International, Inc.	189	0.35%	2,977
Sturm Ruger & Company, Inc.	761	0.38%	1,464
MDU Resources Group, Inc.	777	0.24%	484
Echo Global Logistics, Inc.	1,869	0.41%	235
J.B. Hunt Transport Services, Inc.	393	0.48%	159
CH Robinson Worldwide, Inc.	920	0.75%	(2,107)
Textron, Inc.	1,053	0.49%	(3,050)
CSX Corp.	1,044	0.79%	(4,552)
FedEx Corp.	846	1.34%	(4,564)
Total Industrial			136,211
Communications
Verizon Communications, Inc.	1,903	1.23%	7,600
News Corp. — Class A	3,774	0.56%	6,523
Discovery, Inc. — Class A	1,965	0.67%	6,438
AT&T, Inc.	2,503	1.03%	4,179
TEGNA, Inc.	1,936	0.34%	3,310
Omnicom Group, Inc.	1,450	1.23%	3,303
Scholastic Corp.	660	0.27%	3,214
Booking Holdings, Inc.	26	0.56%	2,748
Juniper Networks, Inc.	892	0.23%	954
Yelp, Inc. — Class A	1,034	0.38%	569
Alphabet, Inc. — Class C	20	0.28%	482
AMC Networks, Inc. — Class A	1,409	0.58%	(447)
eBay, Inc.	1,701	0.64%	(3,056)
Total Communications			35,817
Energy
Phillips 66	348	0.41%	9,291
Devon Energy Corp.	2,115	0.58%	8,817
HollyFrontier Corp.	877	0.47%	8,642
Valero Energy Corp.	561	0.55%	6,371
ConocoPhillips	680	0.46%	5,288
ONEOK, Inc.	320	0.25%	1,778
Kinder Morgan, Inc.	2,062	0.46%	937
Chevron Corp.	651	0.82%	(648)
Delek US Holdings, Inc.	1,154	0.41%	(2,571)
Exxon Mobil Corp.	1,643	1.20%	(3,836)
CVR Energy, Inc.	963	0.41%	(6,011)
Total Energy			28,058
Technology
Skyworks Solutions, Inc.	223	0.28%	10,461
Activision Blizzard, Inc.	546	0.34%	3,683
Oracle Corp.	402	0.22%	(350)
Teradata Corp.	896	0.25%	(1,926)
Total Technology			11,868
Basic Materials
Domtar Corp.	691	0.28%	1,839
Total GS Equity Long Custom Basket			$578,950

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
WP Carey, Inc.	6,304	(1.25)%	51,974
Essential Properties Realty Trust, Inc.	11,213	(0.69)%	18,195
Acadia Realty Trust	6,403	(0.42)%	15,445
CME Group, Inc. — Class A	1,053	(0.53)%	5,442
Northwest Bancshares, Inc.	9,815	(0.41)%	2,578

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
National Storage Affiliates Trust	4,290	(0.35)%	$1,529
UDR, Inc.	6,369	(0.73)%	1,320
American Assets Trust, Inc.	8,232	(0.93)%	635
Capitol Federal Financial, Inc.	11,172	(0.38)%	573
BancorpSouth Bank	5,700	(0.44)%	(1,414)
Camden Property Trust	2,204	(0.58)%	(1,766)
American Campus Communities, Inc.	10,341	(1.20)%	(3,086)
Atlantic Union Bankshares Corp.	3,300	(0.30)%	(3,833)
Global Net Lease, Inc.	6,841	(0.34)%	(4,638)
Armada Hoffler Properties, Inc.	17,323	(0.78)%	(4,950)
BankUnited, Inc.	2,544	(0.23)%	(7,785)
CenterState Bank Corp.	5,742	(0.35)%	(8,319)
Reinsurance Group of America, Inc. — Class A	2,641	(1.06)%	(8,965)
Realty Income Corp.	6,592	(1.19)%	(9,229)
Intercontinental Exchange, Inc.	4,299	(0.98)%	(10,275)
RLI Corp.	5,055	(1.12)%	(11,396)
Douglas Emmett, Inc.	4,338	(0.47)%	(13,101)
Crown Castle International Corp.	2,213	(0.77)%	(13,788)
STAG Industrial, Inc.	7,832	(0.61)%	(14,273)
UMB Financial Corp.	2,252	(0.38)%	(14,279)
RenaissanceRe Holdings Ltd.	1,521	(0.73)%	(14,444)
QTS Realty Trust, Inc. — Class A	4,383	(0.59)%	(15,416)
Synovus Financial Corp.	3,942	(0.38)%	(15,688)
Mastercard, Inc. — Class A	559	(0.41)%	(15,959)
Healthcare Realty Trust, Inc.	13,056	(1.07)%	(16,346)
Washington Real Estate Investment Trust	9,405	(0.68)%	(16,390)
Brown & Brown, Inc.	11,048	(1.07)%	(18,076)
Columbia Financial, Inc.	9,116	(0.38)%	(18,323)
Valley National Bancorp	20,353	(0.57)%	(20,685)
STORE Capital Corp.	10,145	(0.93)%	(23,423)
Glacier Bancorp, Inc.	4,457	(0.50)%	(25,940)
People's United Financial, Inc.	23,290	(0.97)%	(26,533)
Agree Realty Corp.	7,178	(1.24)%	(26,774)
Everest Re Group Ltd.	1,408	(0.96)%	(29,460)
SBA Communications Corp.	1,778	(1.05)%	(31,323)
Equinix, Inc.	402	(0.58)%	(31,943)
American Tower Corp. — Class A	2,201	(1.24)%	(33,477)
Old National Bancorp	21,432	(0.96)%	(33,966)
Alexandria Real Estate Equities, Inc.	3,966	(1.58)%	(34,698)
EastGroup Properties, Inc.	2,231	(0.73)%	(40,582)
BOK Financial Corp.	4,072	(0.88)%	(42,442)
Athene Holding Ltd. — Class A	5,575	(0.64)%	(44,754)
Arthur J Gallagher & Co.	5,645	(1.32)%	(47,752)
Easterly Government Properties, Inc.	26,684	(1.56)%	(51,026)
Fifth Third Bancorp	12,309	(0.93)%	(56,331)
Hudson Pacific Properties, Inc.	17,684	(1.64)%	(59,090)
First Republic Bank	3,745	(1.08)%	(64,965)
Terreno Realty Corp.	10,129	(1.35)%	(71,469)
Rexford Industrial Realty, Inc.	13,441	(1.51)%	(80,215)
Sun Communities, Inc.	3,783	(1.40)%	(81,221)
Total Financial			(1,122,117)
Utilities
California Water Service Group	2,638	(0.33)%	3,406
PNM Resources, Inc.	2,742	(0.34)%	1,703
Eversource Energy	1,645	(0.34)%	(1,423)
WEC Energy Group, Inc.	1,516	(0.34)%	(2,575)
Sempra Energy	605	(0.23)%	(3,098)
Alliant Energy Corp.	2,529	(0.34)%	(4,568)
MGE Energy, Inc.	1,190	(0.23)%	(4,992)
South Jersey Industries, Inc.	4,356	(0.35)%	(5,220)
American States Water Co.	2,620	(0.56)%	(7,167)
American Water Works Company, Inc.	1,897	(0.57)%	(9,089)
Atmos Energy Corp.	1,220	(0.34)%	(10,959)
NextEra Energy, Inc.	584	(0.35)%	(23,143)
Total Utilities			(67,125)
Technology
Appian Corp.	1,610	(0.15)%	22,791
Elastic N.V.	721	(0.11)%	18,926
Workday, Inc. — Class A	400	(0.16)%	13,731
Alteryx, Inc. — Class A	617	(0.15)%	12,019
Veeva Systems, Inc. — Class A	449	(0.16)%	9,524
MongoDB, Inc.	646	(0.21)%	9,128
Atlassian Corporation plc — Class A	512	(0.15)%	6,478
Aspen Technology, Inc.	564	(0.17)%	4,532
ServiceNow, Inc.	263	(0.18)%	2,894
Zscaler, Inc.	1,188	(0.14)%	2,027
Manhattan Associates, Inc.	701	(0.14)%	1,842
Coupa Software, Inc.	490	(0.18)%	1,522
Intuit, Inc.	339	(0.22)%	353
Twilio, Inc. — Class A	542	(0.13)%	(65)
LivePerson, Inc.	1,505	(0.14)%	(1,242)
Workiva, Inc.	1,313	(0.14)%	(1,653)
Paychex, Inc.	2,617	(0.55)%	(2,611)
HubSpot, Inc.	995	(0.39)%	(4,407)
Fair Isaac Corp.	197	(0.18)%	(4,737)
Appfolio, Inc. — Class A	518	(0.14)%	(5,464)
Guidewire Software, Inc.	573	(0.15)%	(5,936)
Accenture plc — Class A	457	(0.24)%	(6,961)
Tyler Technologies, Inc.	159	(0.12)%	(7,625)
PROS Holdings, Inc.	1,018	(0.15)%	(7,916)
Autodesk, Inc.	558	(0.25)%	(9,519)
Paycom Software, Inc.	294	(0.19)%	(11,279)
ANSYS, Inc.	233	(0.15)%	(11,801)
Smartsheet, Inc. — Class A	2,416	(0.27)%	(11,963)
ExlService Holdings, Inc.	4,094	(0.70)%	(13,239)
Five9, Inc.	836	(0.13)%	(13,757)
Monolithic Power Systems, Inc.	416	(0.18)%	(19,490)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Science Applications International Corp.	4,926	(1.05)%	$(19,616)
EPAM Systems, Inc.	1,184	(0.62)%	(20,870)
Broadcom, Inc.	532	(0.41)%	(22,563)
DocuSign, Inc.	1,955	(0.36)%	(25,653)
Adobe, Inc.	716	(0.58)%	(28,432)
Black Knight, Inc.	5,614	(0.89)%	(29,644)
Genpact Ltd.	7,803	(0.81)%	(30,657)
salesforce.com, Inc.	2,476	(0.99)%	(33,338)
ACI Worldwide, Inc.	8,034	(0.75)%	(34,435)
CACI International, Inc. — Class A	1,812	(1.11)%	(46,657)
Envestnet, Inc.	3,655	(0.63)%	(54,481)
Splunk, Inc.	1,788	(0.66)%	(55,863)
Total Technology			(436,107)
Consumer, Non-cyclical
Rollins, Inc.	3,555	(0.29)%	15,570
Verisk Analytics, Inc. — Class A	952	(0.35)%	7,717
Gartner, Inc.	1,549	(0.59)%	6,371
Avalara, Inc.	742	(0.13)%	5,603
Glaukos Corp.	850	(0.11)%	4,258
FleetCor Technologies, Inc.	926	(0.66)%	4,010
Guardant Health, Inc.	886	(0.17)%	2,045
Bright Horizons Family Solutions, Inc.	1,527	(0.56)%	(470)
Booz Allen Hamilton Holding Corp.	1,223	(0.21)%	(1,679)
LiveRamp Holdings, Inc.	1,248	(0.15)%	(6,071)
Paylocity Holding Corp.	406	(0.12)%	(6,073)
Intuitive Surgical, Inc.	121	(0.18)%	(7,538)
Illumina, Inc.	224	(0.18)%	(7,862)
ResMed, Inc.	367	(0.14)%	(9,128)
Viad Corp.	3,645	(0.61)%	(10,428)
PayPal Holdings, Inc.	3,449	(0.92)%	(13,990)
Euronet Worldwide, Inc.	1,353	(0.52)%	(16,238)
MarketAxess Holdings, Inc.	393	(0.37)%	(16,632)
IHS Markit Ltd.	1,264	(0.23)%	(19,857)
WEX, Inc.	2,271	(1.17)%	(30,373)
Brink's Co.	3,099	(0.69)%	(32,801)
Avery Dennison Corp.	2,986	(0.96)%	(59,174)
Total Consumer, Non-cyclical			(192,740)
Basic Materials
WR Grace & Co.	4,850	(0.83)%	22,747
Allegheny Technologies, Inc.	5,984	(0.30)%	20,594
Carpenter Technology Corp.	4,908	(0.60)%	(1,626)
Balchem Corp.	3,547	(0.89)%	(17,617)
Southern Copper Corp.	4,035	(0.42)%	(22,112)
Air Products & Chemicals, Inc.	1,342	(0.78)%	(26,590)
Steel Dynamics, Inc.	4,684	(0.39)%	(27,043)
Compass Minerals International, Inc.	5,757	(0.86)%	(27,131)
Reliance Steel & Aluminum Co.	1,461	(0.43)%	(32,602)
Commercial Metals Co.	6,884	(0.38)%	(33,618)
Kaiser Aluminum Corp.	2,106	(0.57)%	(35,379)
Freeport-McMoRan, Inc.	17,472	(0.56)%	(41,681)
PPG Industries, Inc.	2,798	(0.92)%	(51,021)
Linde plc	3,202	(1.68)%	(53,014)
Sherwin-Williams Co.	633	(0.91)%	(58,166)
RPM International, Inc.	4,430	(0.84)%	(68,889)
Total Basic Materials			(453,148)
Industrial
Materion Corp.	5,495	(0.80)%	31,291
HEICO Corp.	1,046	(0.29)%	16,678
Ball Corp.	4,134	(0.66)%	8,862
Roper Technologies, Inc.	670	(0.58)%	6,877
Exponent, Inc.	2,484	(0.42)%	2,913
Universal Display Corp.	332	(0.17)%	(4,670)
Casella Waste Systems, Inc. — Class A	3,158	(0.36)%	(8,779)
Vulcan Materials Co.	2,641	(0.94)%	(16,912)
Sonoco Products Co.	3,220	(0.49)%	(19,047)
Westinghouse Air Brake Technologies Corp.	2,010	(0.38)%	(24,797)
Worthington Industries, Inc.	7,689	(0.80)%	(41,517)
Martin Marietta Materials, Inc.	1,458	(1.00)%	(66,696)
TransDigm Group, Inc.	1,125	(1.55)%	(104,456)
Total Industrial			(220,253)
Communications
8x8, Inc.	10,273	(0.46)%	20,770
Okta, Inc.	736	(0.21)%	9,733
VeriSign, Inc.	358	(0.17)%	3,100
Zendesk, Inc.	2,988	(0.56)%	(2,110)
Proofpoint, Inc.	2,079	(0.59)%	(4,815)
Anaplan, Inc.	1,356	(0.17)%	(6,696)
Trade Desk, Inc. — Class A	233	(0.15)%	(7,377)
Charter Communications, Inc. — Class A	276	(0.33)%	(10,227)
RingCentral, Inc. — Class A	396	(0.16)%	(16,214)
Q2 Holdings, Inc.	3,311	(0.66)%	(19,925)
Palo Alto Networks, Inc.	871	(0.50)%	(23,456)
Total Communications			(57,217)
Consumer, Cyclical
Wingstop, Inc.	2,607	(0.55)%	17,713
McDonald's Corp.	683	(0.33)%	5,032
Toro Co.	3,892	(0.76)%	(27,561)
Total Consumer, Cyclical			(4,816)
Energy
Warrior Met Coal, Inc.	7,213	(0.37)%	(12,375)
Total GS Equity Short Custom Basket			$(2,565,898)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2019.
[2]	Rate indicated is the 7-day yield as of December 31, 2019.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$91,632,762	$—	$—	$91,632,762
Money Market Fund	2,581,449	—	—	2,581,449
Custom Basket Swap Agreements**	—	1,200,581	—	1,200,581
Total Assets	$94,214,211	$1,200,581	$—	$95,414,792

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$5,906,940	$—	$5,906,940

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 20.3%
Johnson & Johnson	29,990	$4,374,641
Amgen, Inc.	16,960	4,088,547
Eli Lilly & Co.	22,411	2,945,478
Gilead Sciences, Inc.	44,714	2,905,516
Pfizer, Inc.	73,411	2,876,243
Procter & Gamble Co.	20,037	2,502,621
Kimberly-Clark Corp.	17,753	2,441,925
Merck & Company, Inc.	26,845	2,441,553
Quest Diagnostics, Inc.	15,573	1,663,041
Baxter International, Inc.	18,598	1,555,165
Humana, Inc.	3,783	1,386,545
S&P Global, Inc.	4,709	1,285,792
Zoetis, Inc.	9,604	1,271,089
Moody's Corp.	5,217	1,238,568
Kellogg Co.	17,486	1,209,332
Becton Dickinson and Co.	4,370	1,188,509
Regeneron Pharmaceuticals, Inc.*	2,510	942,455
Sysco Corp.	10,973	938,631
Abbott Laboratories	10,774	935,829
PepsiCo, Inc.	6,757	923,479
Colgate-Palmolive Co.	11,704	805,704
Molson Coors Beverage Co. — Class B	14,348	773,357
JM Smucker Co.	6,232	648,938
Bristol-Myers Squibb Co.	9,421	604,734
Coca-Cola Co.	9,854	545,419
Biogen, Inc.*	1,734	514,530
General Mills, Inc.	8,811	471,917
AbbVie, Inc.	4,913	434,997
Stryker Corp.	2,066	433,736
Constellation Brands, Inc. — Class A	1,693	321,247
Illumina, Inc.*	684	226,910
Total Consumer, Non-cyclical		44,896,448
Technology - 16.6%
Microsoft Corp.	58,214	9,180,348
Apple, Inc.	24,174	7,098,695
Accenture plc — Class A	12,616	2,656,551
Texas Instruments, Inc.	17,588	2,256,365
Intel Corp.	33,324	1,994,441
salesforce.com, Inc.*	11,174	1,817,339
Micron Technology, Inc.*	31,082	1,671,590
Oracle Corp.	28,637	1,517,188
Applied Materials, Inc.	19,255	1,175,325
Lam Research Corp.	3,945	1,153,518
Cerner Corp.	15,290	1,122,133
Intuit, Inc.	3,721	974,642
Adobe, Inc.*	2,396	790,225
NVIDIA Corp.	2,786	655,546
QUALCOMM, Inc.	7,092	625,727
NetApp, Inc.	9,024	561,744
ON Semiconductor Corp.*	17,631	429,844
Cognizant Technology Solutions Corp. — Class A	6,000	372,120
HubSpot, Inc.*	2,329	369,146
Fiserv, Inc.*	3,173	366,894
Total Technology		36,789,381
Financial - 16.4%
Visa, Inc. — Class A	17,587	3,304,597
Mastercard, Inc. — Class A	10,994	3,282,698
JPMorgan Chase & Co.	15,104	2,105,498
American Express Co.	14,201	1,767,883
Citigroup, Inc.	21,269	1,699,180
Prudential Financial, Inc.	16,892	1,583,456
Chubb Ltd.	9,176	1,428,336
Travelers Companies, Inc.	10,176	1,393,603
Morgan Stanley	26,781	1,369,045
Wells Fargo & Co.	23,139	1,244,878
Equinix, Inc. REIT	2,061	1,203,006
Marsh & McLennan Companies, Inc.	10,790	1,202,114
Northern Trust Corp.	10,668	1,133,368
Allstate Corp.	9,684	1,088,966
T. Rowe Price Group, Inc.	8,762	1,067,562
Prologis, Inc. REIT	11,864	1,057,557
Aflac, Inc.	19,604	1,037,052
Extra Space Storage, Inc. REIT	9,626	1,016,698
American Tower Corp. — Class A REIT	4,270	981,331
Bank of America Corp.	26,248	924,455
Intercontinental Exchange, Inc.	9,083	840,632
Capital One Financial Corp.	7,985	821,736
Ventas, Inc. REIT	11,693	675,154
Progressive Corp.	9,013	652,451
Sun Communities, Inc. REIT	3,954	593,495
Crown Castle International Corp. REIT	3,801	540,312
Credit Acceptance Corp.*	1,090	482,140
CBRE Group, Inc. — Class A*	7,054	432,340
Truist Financial Corp.	7,068	398,070
BlackRock, Inc. — Class A	697	350,382
U.S. Bancorp	5,415	321,055
Discover Financial Services	3,002	254,630
Total Financial		36,253,680
Communications - 15.6%
Amazon.com, Inc.*	2,949	5,449,280
Alphabet, Inc. — Class A*	3,984	5,336,130
Verizon Communications, Inc.	77,551	4,761,631
AT&T, Inc.	74,471	2,910,327
Facebook, Inc. — Class A*	12,684	2,603,391
Omnicom Group, Inc.	24,291	1,968,057
Cisco Systems, Inc.	37,911	1,818,212
eBay, Inc.	45,979	1,660,301
Comcast Corp. — Class A	25,546	1,148,804
CDW Corp.	7,906	1,129,293
Walt Disney Co.	7,620	1,102,081
Booking Holdings, Inc.*	523	1,074,101
Juniper Networks, Inc.	37,440	922,147
Discovery, Inc. — Class A*	23,188	759,175
Motorola Solutions, Inc.	4,579	737,860
Charter Communications, Inc. — Class A*	1,097	532,133
AMC Networks, Inc. — Class A*	12,669	500,425
Total Communications		34,413,348
Industrial - 12.7%
3M Co.	16,476	2,906,696
Union Pacific Corp.	13,528	2,445,727
Honeywell International, Inc.	13,464	2,383,128
FedEx Corp.	14,457	2,186,043
Landstar System, Inc.	16,240	1,849,249

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 12.7% (continued)
Caterpillar, Inc.	12,332	$1,821,190
CH Robinson Worldwide, Inc.	23,110	1,807,202
United Parcel Service, Inc. — Class B	14,982	1,753,793
CSX Corp.	21,796	1,577,159
Gentex Corp.	47,057	1,363,712
Ingersoll-Rand plc	8,475	1,126,497
Illinois Tool Works, Inc.	6,164	1,107,239
Deere & Co.	6,233	1,079,930
Amphenol Corp. — Class A	9,917	1,073,317
Expeditors International of Washington, Inc.	13,353	1,041,801
Waste Management, Inc.	8,955	1,020,512
Republic Services, Inc. — Class A	7,618	682,801
United Technologies Corp.	3,412	510,981
Waters Corp.*	1,613	376,877
Total Industrial		28,113,854
Consumer, Cyclical - 12.2%
Home Depot, Inc.	25,560	5,581,793
Starbucks Corp.	29,705	2,611,663
Delta Air Lines, Inc.	42,387	2,478,792
General Motors Co.	54,770	2,004,582
Cummins, Inc.	9,619	1,721,416
AutoZone, Inc.*	1,154	1,374,772
Southwest Airlines Co.	24,854	1,341,619
BorgWarner, Inc.	30,876	1,339,401
Whirlpool Corp.	8,110	1,196,468
WW Grainger, Inc.	3,365	1,139,120
Lowe's Companies, Inc.	8,774	1,050,774
Pool Corp.	4,346	923,003
Best Buy Company, Inc.	9,409	826,110
NIKE, Inc. — Class B	7,531	762,966
Costco Wholesale Corp.	2,236	657,205
Lululemon Athletica, Inc.*	2,694	624,119
PulteGroup, Inc.	14,434	560,039
Walgreens Boots Alliance, Inc.	5,409	318,915
Allison Transmission Holdings, Inc.	5,899	285,040
Ross Stores, Inc.	2,005	233,422
Total Consumer, Cyclical		27,031,219
Energy - 3.4%
EOG Resources, Inc.	22,681	1,899,761
Chevron Corp.	13,791	1,661,953
ConocoPhillips	24,859	1,616,581
Phillips 66	7,272	810,173
Valero Energy Corp.	7,683	719,513
Hess Corp.	7,452	497,868
Baker Hughes Co.	14,987	384,117
Total Energy		7,589,966
Utilities - 1.6%
NextEra Energy, Inc.	7,411	1,794,648
Exelon Corp.	23,183	1,056,913
Duke Energy Corp.	7,555	689,091
Total Utilities		3,540,652
Basic Materials - 1.0%
Celanese Corp. — Class A	5,430	668,542
Air Products & Chemicals, Inc.	2,513	590,530
Ecolab, Inc.	2,446	472,053
Axalta Coating Systems Ltd.*	10,430	317,072
Steel Dynamics, Inc.	7,991	272,014
Total Basic Materials		2,320,211
Total Common Stocks
(Cost $198,593,937)		220,948,759

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	5,250	1,689,765
Total Exchange-Traded Funds
(Cost $1,473,335)		1,689,765

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[1]	867,508	867,508
Total Money Market Fund
(Cost $867,508)		867,508
Total Investments - 101.0%
(Cost $200,934,780)		$223,506,032
Other Assets & Liabilities, net - (1.0)%		(2,296,671)
Total Net Assets - 100.0%		$221,209,361

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2019.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$220,948,759	$—	$—	$220,948,759
Exchange-Traded Funds	1,689,765	—	—	1,689,765
Money Market Fund	867,508	—	—	867,508
Total Assets	$223,506,032	$—	$—	$223,506,032

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.2%
Invesco S&P High Income Infrastructure ETF	13,520	$387,060
Total Exchange-Traded Funds
(Cost $292,635)		387,060

MUTUAL FUNDS† - 84.6%
Guggenheim High Yield Fund — R6-Class[1]	144,467	1,577,583
Guggenheim Investment Grade Bond Fund — Institutional Class[1]	82,148	1,535,340
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	51,388	1,302,673
Guggenheim Limited Duration Fund — R6-Class[1]	31,246	767,408
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	23,132	755,939
Guggenheim World Equity Income Fund — Institutional Class[1]	24,410	390,309
Total Mutual Funds
(Cost $6,099,040)		6,329,252

CLOSED-END FUNDS† - 9.4%
Neuberger Berman High Yield Strategies Fund, Inc.	2,113	26,096
John Hancock Investors Trust	1,278	22,697
Western Asset Premier Bond Fund	1,529	22,400
BlackRock Enhanced Capital and Income Fund, Inc.	1,199	20,683
Apollo Tactical Income Fund, Inc.	1,345	20,310
Pioneer High Income Trust	2,119	20,215
Western Asset High Income Fund II, Inc.	2,948	19,870
BlackRock Limited Duration Income Trust	1,200	19,668
John Hancock Preferred Income Fund III	1,000	19,290
PGIM High Yield Bond Fund, Inc.	1,242	19,127
Eaton Vance Enhanced Equity Income Fund II	1,058	18,864
Eaton Vance Tax-Advantaged Dividend Income Fund	712	18,170
Calamos Convertible Opportunities and Income Fund	1,644	18,084
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,000	18,020
AllianzGI Diversified Income & Convertible Fund	708	17,417
BlackRock Multi-Sector Income Trust	1,067	17,243
Eaton Vance Limited Duration Income Fund	1,300	17,225
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,150	17,193
Cohen & Steers Quality Income Realty Fund, Inc.	1,150	17,112
BlackRock Credit Allocation Income Trust	1,209	16,902
Western Asset Global High Income Fund, Inc.	1,650	16,533
Clough Global Equity Fund	1,350	16,295
John Hancock Income Securities Trust	1,100	16,291
BlackRock Corporate High Yield Fund, Inc.	1,452	16,262
Apollo Senior Floating Rate Fund, Inc.	1,074	16,260
First Trust Energy Income and Growth Fund	700	15,827
Cohen & Steers Infrastructure Fund, Inc.	600	15,720
Western Asset Emerging Markets Debt Fund, Inc.	1,100	15,697
Ivy High Income Opportunities Fund	1,128	15,679
KKR Income Opportunities Fund	991	15,638
Nuveen Preferred & Income Term Fund	600	15,486
Western Asset Global Corporate Defined Opportunity Fund, Inc.	823	15,003
Reaves Utility Income Fund	400	14,824
Blackstone / GSO Strategic Credit Fund	1,030	14,811
ClearBridge MLP & Midstream Total Return Fund, Inc.	1,700	14,603
Eaton Vance Senior Floating-Rate Trust	1,077	14,593
Brookfield Real Assets Income Fund, Inc.	670	14,304
DoubleLine Income Solutions Fund	718	14,188
AllianceBernstein Global High Income Fund, Inc.	1,164	14,119
Voya Global Advantage and Premium Opportunity Fund	1,289	13,509
Nuveen Senior Income Fund	2,251	13,416
Total Closed-End Funds
(Cost $669,561)		705,644

MONEY MARKET FUND† - 0.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 1.43%[2]	29,973	29,973
Total Money Market Fund
(Cost $29,973)		29,973
Total Investments - 99.6%
(Cost $7,091,209)		$7,451,929
Other Assets & Liabilities, net - 0.4%		31,482
Total Net Assets - 100.0%		$7,483,411

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2019.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$387,060	$—	$—	$387,060
Mutual Funds	6,329,252	—	—	6,329,252
Closed-End Funds	705,644	—	—	705,644
Money Market Fund	29,973	—	—	29,973
Total Assets	$7,451,929	$—	$—	$7,451,929

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$1,282,310	$15,163	$–	$–	$5,200	$1,302,673	51,388	$15,017	$–
Guggenheim High Yield Fund — R6-Class	1,545,504	27,671	–	–	4,408	1,577,583	144,467	27,429	–
Guggenheim Investment Grade Bond Fund — Institutional Class	1,545,121	8,245	–	–	(18,026)	1,535,340	82,148	8,167	–
Guggenheim Limited Duration Fund — R6-Class	766,309	4,214	–	–	(3,115)	767,408	31,246	4,180	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	762,161	34,194	–	–	(40,416)	755,939	23,132	5,685	28,509
Guggenheim World Equity Income Fund — Institutional Class	367,036	3,178	–	–	20,095	390,309	24,410	2,179	1,000
	$6,268,441	$92,665	$–	$–	$(31,854)	$6,329,252		$62,657	$29,509

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS†† - 0.2%
Consumer, Non-cyclical - 0.1%
Chef Holdings, Inc.*,†††,1	14,334	$1,675,358
Targus Group International, Inc.*,†††,1,2	12,773	22,826
Total Consumer, Non-cyclical		1,698,184
Industrial - 0.1%
API Heat Transfer Parent LLC*	2,902,566	464,411
BP Holdco LLC*,†††,1,2	244,278	86,255
Vector Phoenix Holdings, LP*,†††,1	244,278	20,441
Total Industrial		571,107
Total Common Stocks
(Cost $3,337,771)		2,269,291

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	618	451,374
Total Preferred Stocks
(Cost $493,920)		451,374

MONEY MARKET FUND† - 1.3%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 1.46%[3]	17,551,354	17,551,354
Total Money Market Fund
(Cost $17,551,354)		17,551,354

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,8 - 86.2%
Consumer, Cyclical - 19.9%
American Tire Distributors, Inc.
9.32% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	19,080,084		16,933,575
7.93% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	2,017,146		1,980,595
AI Aqua Zip Bidco Pty Ltd.
5.05% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	18,939,921		18,358,290
Petco Animal Supplies, Inc.
5.18% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	17,659,444		14,966,379
Navistar, Inc.
5.24% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	14,899,588		14,837,456
Mavis Tire Express Services Corp.
5.05% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	13,965,278		13,569,642
Cartrawler
4.50% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/29/21	EUR	13,258,129	13,090,041
EG Finco Ltd.
5.96% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	6,435,423		6,399,256
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR	5,408,540	6,010,015
Zephyr Bidco Ltd.
5.21% (1 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 07/23/25	GBP	5,265,000	6,873,020
8.21% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP	2,842,917	3,723,732
Argo Merchants
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	10,540,972		10,382,858
AMC Entertainment, Inc.
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/22/26	10,272,375		10,343,871
At Home Holding III Corp.
5.43% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	11,937,500		10,146,875
Life Time Fitness, Inc.
4.66% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 06/10/22	8,657,506		8,673,782
Packers Sanitation Services, Inc.
4.99% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/04/24	8,541,343		8,538,695
IBC Capital Ltd.
5.65% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	8,498,625		8,488,002
Party City Holdings, Inc.
4.30% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 08/19/22	9,026,236		8,362,898
Power Solutions (Panther)
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	8,104,688		8,119,924
Leslie's Poolmart, Inc.
5.34% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	8,513,682		7,949,651
Equinox Holdings, Inc.
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	7,344,631		7,364,315

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 86.2% (continued)
Consumer, Cyclical - 19.9% (continued)
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
6.19% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/01/26	6,716,250		$6,734,720
Columbus Finance, Inc.
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 07/05/24	EUR	5,500,000	6,178,475
Amaya Holdings BV
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/10/25	EUR	5,100,000	5,763,864
IRB Holding Corp.
5.22% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/05/25	5,727,136		5,757,375
Nellson Nutraceutical
6.20% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21†††	5,649,261		5,084,335
Midas Intermediate Holdco II LLC
4.70% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	5,158,446		5,059,558
Burlington Stores, Inc.
3.74% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/17/24	5,000,000		5,015,650
Prime Security Services Borrower LLC (ADT)
4.94% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	4,788,000		4,797,576
Crown Finance US, Inc.
4.05% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/28/25	4,458,857		4,452,748
Playtika Holding Corp.
7.80% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	3,225,000		3,255,638
International Car Wash Group Ltd.
4.99% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 10/03/24	2,883,023		2,801,347
Belk, Inc.
8.80% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	3,250,015		2,248,620
Alexander Mann
5.70% (1 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	1,540,000	1,927,882
SHO Holding I Corp.
6.93% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	572,028		503,385
Total Consumer, Cyclical			264,694,045
Industrial - 15.7%
VC GB Holdings, Inc.
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24	14,570,851		14,425,143
Engineered Machinery Holdings, Inc.
4.94% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 07/19/24	13,425,210		13,257,395
Charter Nex US, Inc.
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/16/24	10,940,212		10,885,511
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 05/16/24	2,288,500		2,299,943
BWAY Holding Co.
5.23% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	13,155,709		13,098,219
Hillman Group, Inc.
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	11,898,997		11,684,816
American Bath Group LLC
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/29/23	11,651,792		11,680,922
STS Operating, Inc. (SunSource)
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	11,622,109		11,471,951
USIC Holding, Inc.
5.05% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	10,991,201		10,943,169
Altra Industrial Motion Corp.
3.80% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	10,000,000		10,020,800
Berry Global, Inc.
4.22% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/01/26	10,000,000		10,016,700
Quikrete Holdings, Inc.
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/15/23	9,980,769		10,014,604
TransDigm Group, Inc.
4.30% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/30/25	9,974,619		9,996,164

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 86.2% (continued)
Industrial - 15.7% (continued)
Titan Acquisition Ltd. (Husky)
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	10,021,500		$9,842,516
CPG International LLC
5.93% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	7,507,711		7,501,479
Hanjin International Corp.
4.30% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/19/20	7,250,000		7,213,750
Hayward Industries, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	6,206,703		6,150,843
Duran Group Holding GMBH
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/29/24	EUR	3,992,645	4,389,984
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24	EUR	1,346,330	1,480,313
Consolidated Container Co. LLC
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/22/24	5,501,762		5,506,328
Pelican Products, Inc.
5.24% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25†††	4,698,450		4,299,082
CHI Overhead Doors, Inc.
5.05% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	3,943,895		3,958,685
Reece Ltd.
3.95% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/04/27†††	3,435,189		3,443,777
Corialis Group Ltd.
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/29/24	EUR	3,075,000	3,440,357
KUEHG Corp. (KinderCare)
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	2,843,976		2,850,489
API Heat Transfer
7.94% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/01/24†††	2,693,385		2,248,976
7.94% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 10/02/23†††	480,529		432,476
Filtration Group Corp.
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	2,528,315		2,536,051
YAK MAT (YAK ACCESS LLC)
11.79% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000		2,222,758
Lineage Logistics LLC
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/27/25	2,009,531		2,005,351
Total Industrial			209,318,552
Communications - 13.2%
Sprint Communications, Inc.
4.31% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	15,525,209		15,373,838
SFR Group S.A.
5.43% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	14,961,832		14,961,832
McGraw-Hill Global Education Holdings LLC
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	15,676,084		14,948,871
Radiate HoldCo LLC
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/01/24	12,920,392		12,959,153
Internet Brands, Inc.
5.55% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	12,933,842		12,948,199
Market Track LLC
6.18% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	13,538,375		12,049,154
Cengage Learning Acquisitions, Inc.
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	12,270,003		11,687,178
GTT Communications BV
3.25% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/31/25	EUR	10,908,751	11,537,109
Ziggo Secured Finance BV
4.24% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/25	11,275,000		11,304,653
Charter Communications Operating, LLC
3.55% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/01/27	10,339,462		10,397,673
CSC Holdings, LLC
3.99% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	10,000,000		10,005,600

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 86.2% (continued)
Communications - 13.2% (continued)
ProQuest, LLC
due 10/23/26	9,400,000		$9,452,922
Virgin Media Bristol LLC
4.24% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	8,616,233		8,664,742
Authentic Brands
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	5,624,933		5,636,633
GTT Communications, Inc.
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	6,205,500		5,165,520
Imagine Print Solutions LLC
6.55% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	10,454,375		3,632,895
Level 3 Financing, Inc.
3.55% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	3,339,546		3,349,999
SFR Group SA
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25	1,679,741		1,665,396
Total Communications			175,741,367
Consumer, Non-cyclical - 11.4%
Diamond (BC) BV
4.93% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	10,731,000		10,484,187
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 09/06/24	EUR	8,918,000	9,771,579
Endo Luxembourg Finance Co.
6.06% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	15,596,922		14,895,060
Dole Food Company, Inc.
4.53% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	14,802,632		14,760,296
Springs Window Fashions
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	11,623,000		11,564,885
10.30% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000		1,272,375
US Foods, Inc.
3.55% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/27/23	12,287,156		12,320,454
Immucor, Inc.
6.94% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	11,870,006		11,814,336
IQVIA Holdings, Inc.
3.69% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	10,916,877		10,964,693
Sigma Holding BV (Flora Food)
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	9,000,000	10,105,486
Aspen Dental
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/30/25	9,198,758		9,204,553
PAREXEL International Corp.
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/24	9,372,847		9,182,015
Cidron New Bidco Ltd.
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 04/16/25	EUR	8,125,000	9,093,108
Recess Holdings, Inc.
5.55% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	5,666,091		5,628,298
CTI Foods Holding Co. LLC
8.91% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††,1	1,894,904		1,894,904
10.91% (3 Month USD LIBOR + 9.00%, Rate Floor: 10.00%) due 05/03/24†††	525,035		493,533
Arctic Glacier Group Holdings, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,272,564		2,186,389
BCPE Eagle Buyer LLC
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,101,382		2,018,651
Valeant Pharmaceuticals International, Inc.
4.74% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	1,927,766		1,937,405

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 86.2% (continued)
Consumer, Non-cyclical - 11.4% (continued)
Avantor, Inc.
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 11/21/24	1,768,172	$1,782,901
Total Consumer, Non-cyclical		151,375,108
Technology - 11.4%
Planview, Inc.
7.05% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	15,600,000	15,600,000
Misys Ltd.
5.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	12,895,112	12,787,696
LANDesk Group, Inc.
5.97% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	11,199,217	11,185,218
Cologix Holdings, Inc.
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/20/24	10,623,094	10,508,046
Seattle Spnco
4.30% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/21/24	9,047,729	9,051,529
Cvent, Inc.
5.55% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	8,512,202	8,486,666
Peak 10 Holding Corp.
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	9,617,403	7,982,444
Greenway Health LLC
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	8,693,955	7,737,620
WEX, Inc.
4.05% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/26	7,593,505	7,634,662
Micron Technology, Inc.
3.80% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	7,186,145	7,222,076
EIG Investors Corp.
5.67% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	7,305,337	7,206,714
Park Place Technologies LLC
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	6,733,267	6,677,179
9.80% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/30/26	408,434	402,307
Solera LLC
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	6,802,379	6,808,773
TIBCO Software, Inc.
5.71% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/26	6,683,250	6,706,240
Emerald TopCo, Inc. (Press Ganey)
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	4,389,000	4,409,584
Aspect Software, Inc.
7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	4,501,829	4,158,565
II-VI, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/24/26	3,940,125	3,954,900
Optiv, Inc.
5.05% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	4,220,257	3,675,127
Brave Parent Holdings, Inc.
5.93% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	3,209,273	3,126,378
Sabre GLBL, Inc.
3.80% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,321,777	2,333,386
EXC Holdings III Corp.
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	1,984,500	1,978,308
Miami Escrow Borrower LLC
4.30% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/21/24	1,339,760	1,340,322
Targus Group International, Inc.
due 05/24/16*,†††,1,2,4	152,876	–
Total Technology		150,973,740
Financial - 7.5%
National Financial Partners Corp.
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/08/24	14,922,539	14,847,927
Virtu Financial, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/01/26	11,194,711	11,228,295

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 86.2% (continued)
Financial - 7.5% (continued)
Amwins Group LLC
4.53% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 01/25/24	10,000,000		$10,070,000
Alliant Holdings Intermediate LLC
4.80% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/09/25	10,000,000		9,994,400
HUB International Ltd.
4.69% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	9,899,497		9,886,430
USI, Inc.
4.94% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	8,134,279		8,126,144
Delos Finance S.a.r.l (International Lease Finance)
3.69% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	7,875,000		7,901,224
Aretec Group, Inc.
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,771,500		7,659,823
Camelia Bidco Banc Civica
5.54% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	5,600,000	7,388,822
HarbourVest Partners, LP
3.99% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	6,900,621		6,914,975
Jefferies Finance LLC
5.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/03/26	4,676,500		4,660,927
Nexus Buyer LLC
due 11/09/26	1,020,000		1,026,059
Total Financial			99,705,026
Basic Materials - 5.2%
Alpha 3 BV
4.94% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	14,805,071		14,829,796
GrafTech Finance, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	13,315,824		13,265,889
Messer Industries USA, Inc.
4.44% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/01/26	12,313,125		12,371,243
PQ Corp.
4.43% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/10/25	10,328,399		10,378,182
LTI Holdings, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	9,035,625		8,090,137
Arch Coal, Inc.
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 03/07/24	6,681,395		6,380,732
HB Fuller Co.
3.76% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	3,545,923		3,554,043
Total Basic Materials			68,870,022
Energy - 1.9%
Penn Virginia Holding Corp.
8.81% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 09/29/22†††	10,890,000		10,617,750
Ultra Petroleum, Inc.
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%)(in-kind rate was 0.25%) due 04/12/24[5]	16,619,685		9,771,544
Permian Production Partners LLC
due 05/20/24†††,4	8,360,000		3,762,000
Summit Midstream Partners, LP
7.80% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	482,636		455,487
Total Energy			24,606,781
Total Senior Floating Rate Interests
(Cost $1,193,390,759)			1,145,284,641

CORPORATE BONDS†† - 3.9%
Energy - 1.3%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,500,000	5,653,411
5.63% due 04/15/23	4,200,000	4,571,356
CNX Resources Corp.
5.88% due 04/15/22	4,398,000	4,401,079
Unit Corp.
6.63% due 05/15/21	3,166,000	1,741,300

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
CORPORATE BONDS†† - 3.9% (continued)
Energy - 1.3% (continued)
American Midstream Partners, LP / American Midstream Finance Corp.
9.50% due 12/15/21[6]	1,268,000		$1,191,920
Total Energy			17,559,066
Consumer, Non-cyclical - 0.8%
Nathan's Famous, Inc.
6.63% due 11/01/25[6]	4,275,000		4,360,500
ServiceMaster Co. LLC
5.13% due 11/15/24[6]	4,000,000		4,150,000
HCA, Inc.
4.50% due 02/15/27	1,500,000		1,617,736
Total Consumer, Non-cyclical			10,128,236
Communications - 0.4%
Ziggo BV
5.50% due 01/15/27[6]	5,000,000		5,312,500
MDC Partners, Inc.
6.50% due 05/01/24[6]	688,000		622,640
Total Communications			5,935,140
Financial - 0.4%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000		5,006,250
Lincoln Financing SARL
3.88% due 04/01/24	EUR	350,000	395,434
Total Financial			5,401,684
Consumer, Cyclical - 0.3%
Anixter, Inc.
5.50% due 03/01/23	3,000,000		3,157,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	630,000		637,088
Total Consumer, Cyclical			3,794,588
Utilities - 0.2%
AES Corp.
6.00% due 05/15/26	2,000,000		2,130,000
5.50% due 04/15/25	1,059,000		1,093,417
Total Utilities			3,223,417
Basic Materials - 0.2%
Novelis Corp.
6.25% due 08/15/24[6]	2,530,000		2,653,337
Mirabela Nickel Ltd.
due 06/24/19[4,7]	1,279,819		63,991
Total Basic Materials			2,717,328
Industrial - 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.25% due 09/15/22[6]	1,500,000		1,518,150
Grinding Media, Inc. / MC Grinding Media Canada, Inc.
7.38% due 12/15/23[6]	750,000		764,062
Total Industrial			2,282,212
Technology - 0.1%
NCR Corp.
6.38% due 12/15/23	800,000		820,000
Total Corporate Bonds
(Cost $52,811,081)			51,861,671

ASSET-BACKED SECURITIES†† - 1.9%
Collateralized Loan Obligations - 1.8%
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,9]	6,000,000	5,050,837
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.53% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[6,8]	5,000,000	4,859,039
Jamestown CLO V Ltd.
2014-5A, 7.10% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 01/17/27[6,8]	4,000,000	3,329,536
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	4,300,020	3,097,371
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,9]	3,000,000	2,435,910
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.91% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[6,8]	2,416,487	2,421,611
Newstar Commercial Loan Funding LLC
2017-1A, 5.41% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[6,8]	1,000,000	1,000,414
ACIS CLO Ltd.
2015-6A, 5.28% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[6,8]	1,000,000	993,539

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 1.9% (continued)
Collateralized Loan Obligations - 1.8% (continued)
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[6,9]	2,071,948	$932,184
Total Collateralized Loan Obligations		24,120,441
Collateralized Debt Obligations - 0.1%
N-Star REL CDO VIII Ltd.
2006-8A, 2.49% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[6,8]	685,362	679,152
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,4,7,8	896,492	14,008
Total Asset-Backed Securities
(Cost $27,647,912)		24,813,601

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.5%
Residential Mortgage Backed Securities - 1.5%
RALI Series Trust
2006-QO6, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[8]	12,367,982	4,738,003
2006-QO2, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[8]	495,057	176,762
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 3.05% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[8]	3,638,776	3,278,591
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.08% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[8]	2,644,770	2,403,371
American Home Mortgage Assets Trust
2006-4, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46[8]	3,389,204	2,318,242
Lehman XS Trust Series
2006-16N, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 11/25/46[8]	2,018,455	1,914,203
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.85% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[6,8]	1,778,744	1,654,555
Nomura Resecuritization Trust
2015-4R, 3.03% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[6,8]	1,471,480	1,442,756
Alliance Bancorp Trust
2007-OA1, 2.03% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[8]	595,532	547,071
Morgan Stanley Re-REMIC Trust
2010-R5, 5.58% due 06/26/36[6]	558,498	517,135
GSAA Home Equity Trust
2007-7, 2.06% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 07/25/37[8]	431,021	420,037
New Century Home Equity Loan Trust
2004-4, 2.59% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.53%) due 02/25/35[8]	241,740	236,252
Total Residential Mortgage Backed Securities		19,646,978
Total Collateralized Mortgage Obligations
(Cost $19,298,887)		19,646,978

COMMERCIAL PAPER†† - 2.9%
Nasdaq, Inc.
2.15% due 01/13/20[6,10]	11,400,000	11,391,830
Spire, Inc.
2.11% due 02/12/20[6,10]	10,000,000	9,974,917
McDonald's Corp.
1.80% due 01/14/20[6,10]	9,300,000	9,293,955
Rogers Communications, Inc.
1.86% due 01/07/20[6,10]	8,350,000	8,347,411
Total Commercial Paper
(Cost $39,008,113)		39,008,113
Total Investments - 97.9%
(Cost $1,353,539,797)		$1,300,887,023
Other Assets & Liabilities, net - 2.1%		28,081,490
Total Net Assets - 100.0%		$1,328,968,513

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Depreciation
Bank of America, N.A.	25,955,000	GBP	01/14/20	$34,266,699	$34,394,921	$(128,222)
Bank of America, N.A.	88,576,000	EUR	01/14/20	98,521,933	99,449,711	(927,778)
						$(1,056,000)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation
Morgan Stanley Capital Services LLC	3,085,000	EUR	01/14/20	$3,420,480	$3,463,719	$43,239
Citibank N.A., New York	810,000	GBP	01/14/20	1,062,169	1,073,392	11,223
JPMorgan Chase Bank, N.A.	1,545,000	EUR	01/14/20	1,725,351	1,734,666	9,315
						$63,777

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $19,299,784 (cost $19,433,455) or 1.5% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of December 31, 2019.
[4]	Security is in default of interest and/or principal obligations.
[5]	Payment-in-kind security.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $85,534,978 (cost $86,160,428), or 6.4% of total net assets.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $77,999 (cost $1,883,995), or less than 0.1% of total net assets — See Note 6.
[8]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Rate indicated is the effective yield at the time of purchase.

CMT — Constant Maturity Treasury
EURIBOR — European Interbank Offered Rate
EUR — Euro
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$464,411	$1,804,880	$2,269,291
Preferred Stocks	—	451,374	—	451,374
Money Market Fund	17,551,354	—	—	17,551,354
Senior Floating Rate Interests	—	1,085,358,654	59,925,987	1,145,284,641
Corporate Bonds	—	51,861,671	—	51,861,671
Asset-Backed Securities	—	24,799,593	14,008	24,813,601
Collateralized Mortgage Obligations	—	19,646,978	—	19,646,978
Commercial Paper	—	39,008,113	—	39,008,113
Forward Foreign Currency Exchange Contracts**	—	63,777	—	63,777
Total Assets	$17,551,354	$1,221,654,571	$61,744,875	$1,300,950,800

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,056,000	$—	$1,056,000
Unfunded Loan Commitments (Note 5)	—	—	49,243	49,243
Total Liabilities	$—	$1,056,000	$49,243	$1,105,243

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$14,008	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Common Stocks	1,804,880	Enterprise Value	Valuation Multiple	1.8x-9.1x	8.6x
Senior Floating Rate Interests	42,431,083	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	15,600,000	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	1,894,904	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total Assets	$61,744,875
Liabilities:
Unfunded Loan Commitments	$49,243	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiples would generally result in significant changes in the fair value of the security.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had securities with a total value of $4,299,082 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of $20,759,851 transfer out of Level 3 and into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

	Assets				Liabilities
	Common Stocks	Senior Floating Rate Interests	Asset-Backed Securities	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,795,632	$76,387,868	$14,848	$79,198,348	$(43,173)
Purchases/(Receipts)	-	-	-	-	-
(Sales, maturities and paydowns)/Fundings	(140,596)	(103,090)	-	(243,686)	-
Amortization of discount/premiums	-	31,044	-	31,044	-
Total realized gains or losses included in earnings	140,596	29,506	-	170,102	-
Total change in unrealized appreciation (depreciation) included in earnings	(526,341)	(422,983)	(840)	(950,164)	(6,070)
Transfers into Level 3	-	4,299,082	-	4,299,082	-
Transfers out of Level 3	(464,411)	(20,295,440)	-	(20,759,851)	-
Ending Balance	$1,804,880	$59,925,987	$14,008	$61,744,875	$(49,243)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$(127,239)	$(725,090)	$(840)	$(853,169)	$(6,070)

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19		Shares/Face Amount 12/31/19	Investment Income
Common Stocks
BP Holdco LLC*,1	$86,255		$–	$–	$–	$–	$86,255		244,278	$–
Targus Group International, Inc.*,1	21,632		–	–	–	1,194	22,826		12,773	–
Senior Floating Rate Interests
Targus Group International, Inc. due 05/24/16*,1,2,3	–	**	–	–	–	–	–	**	152,876	–
	$107,887		$–	$–	$–	$1,194	$109,081			$–

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued and affiliated securities amounts to $109,081, (cost $235,584) or less than 0.1% of total net assets.
[2]	Security is in default of interest and/or principal obligations.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 0.9%
Utilities - 0.4%
TexGen Power LLC††	26,665	$983,272
MediaNews Group, Inc.*,†††,1	1,107	920,245
Total Utilities		1,903,517
Consumer, Non-cyclical - 0.3%
Chef Holdings, Inc.*,†††,1	7,502	876,834
ATD New Holdings, Inc.*,††	21,488	537,200
Cengage Learning Holdings II, Inc.*,††	2,107	25,284
Targus Group International Equity, Inc.*,†††,1,2	12,825	22,919
Spectrum Brands Holdings, Inc.	2	129
Crimson Wine Group Ltd.*	8	59
Total Consumer, Non-cyclical		1,462,425
Consumer, Cyclical - 0.1%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	535,040
Energy - 0.1%
SandRidge Energy, Inc.*	51,278	217,419
Industrial - 0.0%
BP Holdco LLC*,†††,1,2	23,711	8,372
Vector Phoenix Holdings, LP*,†††,1	23,711	1,984
Total Industrial		10,356
Financial - 0.0%
Jefferies Financial Group, Inc.	81	1,731
Total Common Stocks
(Cost $4,892,450)		4,130,488

PREFERRED STOCKS†† - 0.3%
Financial - 0.3%
American Equity Investment Life Holding Co.*	54,000	1,390,500
Industrial - 0.0%
U.S. Shipping Corp.*,†††,1	14,718	–
Total Preferred Stocks
(Cost $1,725,000)		1,390,500

WARRANTS†† - 0.0%
SandRidge Energy, Inc.
$42.03, 10/04/22*	205	90
SandRidge Energy, Inc.
$41.34, 10/04/22*	488	2
Total Warrants
(Cost $43,811)		92

EXCHANGE-TRADED FUNDS† - 1.9%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	300,000	8,082,000
Total Exchange-Traded Funds
(Cost $8,141,077)		8,082,000

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[5]	2,267,454	2,267,454
Total Money Market Fund
(Cost $2,267,454)		2,267,454

	Face Amount~
CORPORATE BONDS†† - 86.3%
Financial - 16.4%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.25% due 06/03/26[6]	3,950,000	4,137,625
7.25% due 08/15/24[6]	3,950,000	4,068,500
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[6,7]	5,900,000	6,283,500
Hunt Companies, Inc.
6.25% due 02/15/26[6]	5,315,000	5,248,562
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[6]	5,075,000	5,075,000
Quicken Loans, Inc.
5.25% due 01/15/28[6]	4,350,000	4,502,250
5.75% due 05/01/25[6]	325,000	335,969
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	4,225,000	4,230,281
Springleaf Finance Corp.
6.13% due 03/15/24	1,125,000	1,231,875
7.13% due 03/15/26	1,050,000	1,214,010
6.63% due 01/15/28	450,000	507,960
5.38% due 11/15/29	475,000	495,805
AmWINS Group, Inc.
7.75% due 07/01/26[6]	2,950,000	3,260,133
Newmark Group, Inc.
6.13% due 11/15/23	2,900,000	3,198,144
Kennedy-Wilson, Inc.
5.88% due 04/01/24	3,078,000	3,154,950
Citigroup, Inc.
6.25%[3,4]	1,900,000	2,158,970
5.95%[3,4]	850,000	927,563
NFP Corp.
8.00% due 07/15/25[6]	1,200,000	1,224,000
6.88% due 07/15/25[6]	1,150,000	1,152,875
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,200,000	2,348,834
Greystar Real Estate Partners LLC
5.75% due 12/01/25[6]	2,050,000	2,126,875
JPMorgan Chase & Co.
6.13%[3,4]	1,250,000	1,365,625
6.00%[3,4]	500,000	536,875
Iron Mountain, Inc.
4.88% due 09/15/29[6]	1,750,000	1,777,650
USI, Inc.
6.88% due 05/01/25[6]	1,650,000	1,686,630
CNO Financial Group, Inc.
5.25% due 05/30/29	1,350,000	1,506,938
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[6]	1,444,000	1,485,515
Goldman Sachs Group, Inc.
5.30%[3,4,7]	1,100,000	1,182,500
Assurant, Inc.
7.00% due 03/27/48[4]	950,000	1,064,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 86.3% (continued)
Financial - 16.4% (continued)
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.75% due 10/15/27[6]	975,000	$1,044,176
LPL Holdings, Inc.
4.63% due 11/15/27[6]	800,000	816,000
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]	650,000	665,784
Service Properties Trust
4.95% due 02/15/27	500,000	518,602
Equinix, Inc.
5.88% due 01/15/26	400,000	424,504
Wells Fargo & Co.
5.90%[3,4]	250,000	272,205
Total Financial		71,230,685
Communications - 14.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 03/01/30[6]	5,050,000	5,141,051
5.38% due 06/01/29[6]	2,000,000	2,140,000
5.13% due 02/15/23	700,000	707,875
Level 3 Financing, Inc.
3.88% due 11/15/29[6]	2,850,000	2,871,375
4.63% due 09/15/27[6]	1,550,000	1,586,890
5.38% due 01/15/24	1,200,000	1,219,500
5.63% due 02/01/23[7]	1,134,000	1,137,402
5.25% due 03/15/26	575,000	598,000
Altice France S.A.
7.38% due 05/01/26[6]	5,150,000	5,529,246
8.13% due 02/01/27[6]	1,600,000	1,802,000
Virgin Media Secured Finance plc
5.50% due 05/15/29[6]	5,100,000	5,399,625
5.50% due 08/15/26[6]	600,000	630,000
EIG Investors Corp.
10.88% due 02/01/24	5,609,000	5,594,977
Cengage Learning, Inc.
9.50% due 06/15/24[6]	4,334,000	3,748,910
CSC Holdings LLC
6.50% due 02/01/29[6]	3,200,000	3,568,000
Sirius XM Radio, Inc.
4.63% due 07/15/24[6]	1,600,000	1,680,000
5.50% due 07/01/29[6]	1,400,000	1,513,736
Sprint Communications, Inc.
7.00% due 03/01/20[6]	2,750,000	2,764,630
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	3,087,000	2,654,820
Ziggo BV
5.50% due 01/15/27[6]	1,900,000	2,018,750
4.88% due 01/15/30[6]	600,000	619,386
Altice Financing S.A.
6.63% due 02/15/23[6]	1,700,000	1,729,750
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[6]	1,500,000	1,537,500
Telenet Finance Luxembourg Note
5.50% due 03/01/28	1,400,000	1,494,500
MDC Partners, Inc.
6.50% due 05/01/24[6]	1,384,000	1,252,520
Midcontinent Communications / Midcontinent Finance Corp.
5.38% due 08/15/27[6]	1,000,000	1,057,500
GrubHub Holdings, Inc.
5.50% due 07/01/27[6]	1,045,000	978,434
Ziggo Bond Company BV
6.00% due 01/15/27[6]	850,000	896,750
Match Group, Inc.
5.63% due 02/15/29[6]	820,000	873,300
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.63% due 03/15/30[6]	500,000	508,750
Cogent Communications Group, Inc.
5.38% due 03/01/22[6]	400,000	418,000
Total Communications		63,673,177
Consumer, Non-cyclical - 14.4%
Bausch Health Companies, Inc.
7.00% due 03/15/24[6]	4,900,000	5,096,000
5.75% due 08/15/27[6]	400,000	434,000
6.50% due 03/15/22[6]	250,000	255,625
Vector Group Ltd.
6.13% due 02/01/25[6]	5,735,000	5,641,806
Tenet Healthcare Corp.
6.25% due 02/01/27[6]	2,000,000	2,152,500
5.13% due 11/01/27[6]	2,000,000	2,112,500
5.13% due 05/01/25	850,000	875,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]	5,577,000	5,089,013
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[6,7]	4,790,000	4,406,800
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[6]	3,350,000	3,641,048
5.25% due 04/15/24[6]	450,000	476,100
Harsco Corp.
5.75% due 07/31/27[6]	3,550,000	3,785,259
Par Pharmaceutical, Inc.
7.50% due 04/01/27[6]	3,125,000	3,109,375
Nathan's Famous, Inc.
6.63% due 11/01/25[6]	2,500,000	2,550,000
Beverages & More, Inc.
11.50% due 06/15/22[8]	3,525,000	2,414,625
HCA, Inc.
5.88% due 02/01/29	2,050,000	2,370,313
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[6]	2,300,000	2,308,625
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[6]	1,168,000	1,132,960
6.00% due 07/15/23[6]	1,500,000	1,083,750

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
CORPORATE BONDS†† - 86.3% (continued)
Consumer, Non-cyclical - 14.4% (continued)
Centene Corp.
4.25% due 12/15/27[6]	1,000,000		$1,028,750
5.38% due 06/01/26[6]	950,000		1,008,187
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[6]	1,750,000		1,833,125
C&S Group Enterprises LLC
5.38% due 07/15/22[6]	1,800,000		1,818,000
DaVita, Inc.
5.00% due 05/01/25	1,600,000		1,646,000
AMN Healthcare, Inc.
4.63% due 10/01/27[6]	1,600,000		1,604,000
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[6]	1,375,000		1,302,812
Carriage Services, Inc.
6.63% due 06/01/26[6]	900,000		958,500
Charles River Laboratories International, Inc.
4.25% due 05/01/28[6]	775,000		789,531
Avanos Medical, Inc.
6.25% due 10/15/22	775,000		785,656
Sotheby's
7.38% due 10/15/27[6]	750,000		759,375
United Rentals North America, Inc.
3.88% due 11/15/27	325,000		331,809
Total Consumer, Non-cyclical			62,801,544
Industrial - 11.5%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6,7]	5,150,000		5,246,562
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	4,850,000		5,128,875
Standard Industries, Inc.
4.75% due 01/15/28[6,7]	2,770,000		2,839,250
5.38% due 11/15/24[6]	1,500,000		1,541,250
Masonite International Corp.
5.38% due 02/01/28[6,7]	1,800,000		1,901,250
5.75% due 09/15/26[6]	1,400,000		1,487,500
Amsted Industries, Inc.
5.63% due 07/01/27[6]	1,650,000		1,749,000
4.63% due 05/15/30[6]	1,500,000		1,510,845
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	2,975,000		2,967,563
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
5.25% due 08/15/27[6]	2,800,000		2,947,056
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.50% (3 Month USD LIBOR + 3.50%) due 07/15/21[6,7,9]	1,067,000		1,068,334
5.13% due 07/15/23[6]	1,000,000		1,023,750
5.75% due 10/15/20	726,831		727,739
Signature Aviation US Holdings, Inc.
4.00% due 03/01/28[6]	2,400,000		2,367,120
Trinity Industries, Inc.
4.55% due 10/01/24	2,140,000		2,211,686
JELD-WEN, Inc.
4.88% due 12/15/27[6]	1,950,000		1,993,875
Intertape Polymer Group, Inc.
7.00% due 10/15/26[6]	1,800,000		1,903,500
Berry Global, Inc.
4.88% due 07/15/26[6]	1,550,000		1,634,785
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[6]	1,525,000		1,597,438
American Woodmark Corp.
4.88% due 03/15/26[6]	1,075,000		1,101,875
Netflix, Inc.
3.63% due 01/15/30	EUR	900,000	1,041,316
Swissport Financing S.a r.l.
5.25% due 08/14/24	EUR	800,000	953,214
Silgan Holdings, Inc.
4.13% due 02/01/28[6,7]	950,000		950,285
Moog, Inc.
4.25% due 12/15/27[6]	850,000		864,960
EnPro Industries, Inc.
5.75% due 10/15/26	750,000		798,750
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[6,7]	700,000		752,500
EnerSys
4.38% due 12/15/27[6]	750,000		740,700
Sealed Air Corp.
4.00% due 12/01/27[6]	550,000		556,875
TransDigm, Inc.
6.25% due 03/15/26[6]	350,000		378,914
Total Industrial			49,986,767
Consumer, Cyclical - 10.8%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	6,465,000		6,537,731
Suburban Propane Partners, LP/Suburban Energy Finance Corp.
5.75% due 03/01/25	1,950,000		2,003,625
5.88% due 03/01/27	1,610,000		1,674,400
5.50% due 06/01/24	1,225,000		1,258,687
Wabash National Corp.
5.50% due 10/01/25[6]	3,685,000		3,685,000
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27	3,150,000		2,874,375
5.88% due 11/15/26	500,000		450,625
Williams Scotsman International, Inc.
6.88% due 08/15/23[6]	2,550,000		2,683,875
7.88% due 12/15/22[6]	494,000		514,995
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6]	2,475,000		2,611,125

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 86.3% (continued)
Consumer, Cyclical - 10.8% (continued)
Titan International, Inc.
6.50% due 11/30/23	2,635,000	$2,252,925
Sabre GLBL, Inc.
5.38% due 04/15/23[6]	2,100,000	2,151,450
Superior Plus, LP / Superior General Partner, Inc.
7.00% due 07/15/26[6]	2,000,000	2,147,500
HD Supply, Inc.
5.38% due 10/15/26[6]	1,800,000	1,908,000
Anixter, Inc.
6.00% due 12/01/25	1,400,000	1,456,000
VOC Escrow Ltd.
5.00% due 02/15/28[6,7]	1,375,000	1,440,312
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]	1,250,000	1,337,500
Party City Holdings, Inc.
6.63% due 08/01/26[6]	1,600,000	1,128,000
Panther BF Aggregator 2, LP / Panther Finance Company, Inc.
8.50% due 05/15/27[6]	1,050,000	1,115,625
Lithia Motors, Inc.
4.63% due 12/15/27[6]	1,025,000	1,053,557
Live Nation Entertainment, Inc.
4.75% due 10/15/27[6]	950,000	983,250
MGM Resorts International
5.50% due 04/15/27	850,000	943,500
Boyne USA, Inc.
7.25% due 05/01/25[6]	800,000	870,000
American Builders & Contractors Supply Company, Inc.
4.00% due 01/15/28[6]	800,000	812,000
Cedar Fair, LP
5.25% due 07/15/29[6,7]	750,000	808,125
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[6]	750,000	751,875
Allison Transmission, Inc.
4.75% due 10/01/27[6]	600,000	622,500
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[6]	500,000	515,000
QVC, Inc.
4.85% due 04/01/24	350,000	366,800
Total Consumer, Cyclical		46,958,357
Energy - 9.5%
Indigo Natural Resources LLC
6.88% due 02/15/26[6]	7,050,000	6,627,000
American Midstream Partners, LP / American Midstream Finance Corp.
9.50% due 12/15/21[6]	5,915,000	5,560,100
Exterran Energy Solutions, LP / EES Finance Corp.
8.13% due 05/01/25	3,917,000	3,858,245
PDC Energy, Inc.
6.13% due 09/15/24	2,750,000	2,784,375
Unit Corp.
6.63% due 05/15/21	4,992,000	2,745,600
NuStar Logistics, LP
5.63% due 04/28/27	1,510,000	1,551,525
6.00% due 06/01/26	750,000	793,125
6.75% due 02/01/21	250,000	259,375
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75% due 01/15/28[6]	2,650,000	2,305,500
Antero Resources Corp.
5.13% due 12/01/22	2,225,000	1,985,812
Range Resources Corp.
5.00% due 03/15/23	1,400,000	1,287,748
5.88% due 07/01/22	650,000	645,125
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	2,475,000	1,890,281
CNX Resources Corp.
5.88% due 04/15/22	1,623,000	1,624,136
Global Partners, LP / GLP Finance Corp.
7.00% due 08/01/27[6]	1,500,000	1,593,750
SRC Energy, Inc.
6.25% due 12/01/25	1,375,000	1,385,313
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[6]	1,250,000	1,267,188
Pattern Energy Group, Inc.
5.88% due 02/01/24[6]	1,025,000	1,054,469
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	1,225,000	875,875
Bruin E&P Partners LLC
8.88% due 08/01/23[8]	1,008,000	655,200
Viper Energy Partners, LP
5.38% due 11/01/27[6]	400,000	416,000
Legacy Reserves, LP / Legacy Reserves Finance Corp.
due 09/20/23[10]	1,017,000	20,340
SandRidge Energy, Inc.
7.50% due 03/15/21†††,1	250,000	–
Total Energy		41,186,082
Technology - 3.2%
NCR Corp.
6.38% due 12/15/23	3,900,000	3,997,500
6.13% due 09/01/29[6]	2,250,000	2,441,520
MSCI, Inc.
4.00% due 11/15/29[6,7]	2,850,000	2,889,187
TIBCO Software, Inc.
11.38% due 12/01/21[6]	2,000,000	2,072,600
Qorvo, Inc.
4.38% due 10/15/29[6]	1,350,000	1,414,125

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 86.3% (continued)
Technology - 3.2% (continued)
CDK Global, Inc.
5.25% due 05/15/29[6]	950,000	$1,018,875
Total Technology		13,833,807
Basic Materials - 3.0%
Alcoa Nederland Holding BV
6.75% due 09/30/24[6]	1,750,000	1,841,157
6.13% due 05/15/28[6]	900,000	974,250
Neon Holdings, Inc.
10.13% due 04/01/26[6]	1,675,000	1,666,625
Valvoline, Inc.
5.50% due 07/15/24	1,500,000	1,556,250
Alcoa Nederland Holding BV
7.00% due 09/30/26[6]	1,350,000	1,473,255
Compass Minerals International, Inc.
6.75% due 12/01/27[6]	1,375,000	1,460,937
Novelis Corp.
5.88% due 09/30/26[6,7]	1,300,000	1,383,337
Kaiser Aluminum Corp.
4.63% due 03/01/28[6]	1,300,000	1,333,800
United States Steel Corp.
6.88% due 08/15/25[7]	1,125,000	1,050,334
Yamana Gold, Inc.
4.63% due 12/15/27	256,000	267,834
Mirabela Nickel Ltd.
due 06/24/19[8,10]	278,115	13,906
Total Basic Materials		13,021,685
Utilities - 2.8%
Terraform Global Operating LLC
6.13% due 03/01/26[6]	5,330,000	5,543,200
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.50% due 05/20/25	2,550,000	2,754,000
5.75% due 05/20/27	1,100,000	1,207,250
Clearway Energy Operating LLC
5.75% due 10/15/25	1,950,000	2,052,375
DPL, Inc.
7.25% due 10/15/21	512,000	537,600
Total Utilities		12,094,425
Total Corporate Bonds
(Cost $374,482,347)		374,786,529

SENIOR FLOATING RATE INTERESTS††,9 - 13.8%
Consumer, Cyclical - 3.3%
Power Solutions (Panther)
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	1,620,938		1,623,985
American Tire Distributors, Inc.
9.32% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	1,326,772		1,177,510
7.93% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	330,924		324,928
Alexander Mann
5.70% (1 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	1,100,000	1,377,058
World Triathlon Corp.
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/26	1,296,750		1,291,887
Midas Intermediate Holdco II LLC
4.70% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,276,962		1,252,483
BBB Industries, LLC
6.30% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,254,298		1,218,764
Prime Security Services Borrower LLC (ADT)
4.94% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	1,047,375		1,049,470
Playtika Holding Corp.
7.80% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	900,000		908,550
WIRB - Copernicus Group, Inc.
5.00% (0 - –%) due 12/12/26	775,000		775,000
Accuride Corp.
7.19% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	968,534		765,142
PT Intermediate Holdings III LLC
7.44% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	750,000		746,250
Sotheby's
7.24% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	653,498		646,146
EnTrans International LLC
7.80% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24†††	555,000		530,025
SMG US Midco 2, Inc.
8.80% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	300,000		302,064
Blue Nile, Inc.
8.41% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23†††	678,125		278,031

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 13.8% (continued)
Consumer, Cyclical - 3.3% (continued)
Belk, Inc.
8.80% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	395,542	$273,668
Total Consumer, Cyclical		14,540,961
Communications - 2.8%
Resource Label Group LLC
6.60% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23†††	1,845,795	1,642,757
10.60% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	1,500,000	1,245,000
Cengage Learning Acquisitions, Inc.
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,389,760	2,276,246
Market Track LLC
6.18% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	2,443,750	2,174,938
McGraw-Hill Global Education Holdings LLC
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	1,881,468	1,794,187
GTT Communications, Inc.
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	1,428,250	1,188,890
Liberty Cablevision Of Puerto Rico LLC
6.74% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	650,000	657,312
Houghton Mifflin Co.
8.04% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	650,000	645,664
Imagine Print Solutions LLC
6.55% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,069,750	371,738
Total Communications		11,996,732
Industrial - 2.4%
Bhi Investments LLC
6.42% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,870,429	1,849,387
10.67% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,500,000	1,481,250
Diversitech Holdings, Inc.
9.44% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	2,650,000	2,583,750
American Bath Group LLC
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/29/23	1,006,291	1,008,807
STS Operating, Inc. (SunSource)
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	987,174	974,420
YAK MAT (YAK ACCESS LLC)
11.79% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	950,000	828,086
Bioplan USA, Inc.
6.55% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	745,226	648,347
Avison Young (Canada), Inc.
6.93% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	544,500	533,610
ProAmpac PG Borrower LLC
10.40% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	350,000	335,125
Total Industrial		10,242,782
Technology - 2.3%
MRI Software LLC
7.55% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23†††	2,521,557	2,496,342
7.55% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23	539,889	534,490
7.55% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23†††,1	11,806	11,152
Lytx, Inc.
8.55% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	2,267,371	2,294,555
GlobalFoundries, Inc.
6.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/05/26	1,492,500	1,442,128
Planview, Inc.
7.05% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,170,000	1,170,000
Aston FinCo S.a.r.l.
6.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	800,000	792,000
Cvent, Inc.
5.55% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	740,578	738,356
Aspect Software, Inc.
7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	436,970	403,651

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 13.8% (continued)
Technology - 2.3% (continued)
Targus Group International, Inc.
due 05/24/16†††,1,2,10	153,489	$–
Total Technology		9,882,674
Consumer, Non-cyclical - 2.0%
Cambrex Corp.
6.70% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/04/26	1,575,000	1,567,125
Endo Luxembourg Finance Co.
6.06% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	1,296,675	1,238,325
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.24% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,179,000	1,155,420
Springs Window Fashions
10.30% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,025,000	966,063
CTI Foods Holding Co. LLC
8.91% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††,1	591,735	591,735
10.91% (3 Month USD LIBOR + 9.00%, Rate Floor: 10.00%) due 05/03/24†††	309,649	291,070
Hearthside Group Holdings LLC
5.49% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	738,750	729,885
Give and Go Prepared Foods Corp.
6.19% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	695,800	661,010
CPI Holdco LLC
6.19% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 11/04/26†††	550,000	551,375
Moran Foods LLC
due 12/05/23[10]	1,311,933	462,456
Albertson's LLC
4.55% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 11/17/25	376,875	379,954
Total Consumer, Non-cyclical		8,594,418
Basic Materials - 0.6%
ICP Industrial, Inc.
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23†††	1,227,083	1,190,270
Big River Steel LLC
6.94% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	879,750	877,551
DCG Acquisition Corp.
6.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	710,286	712,061
Total Basic Materials		2,779,882
Utilities - 0.2%
Panda Power
8.44% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	1,102,721	974,067
Energy - 0.2%
Permian Production Partners LLC
due 05/20/24†††,10	1,187,500	534,375
Summit Midstream Partners, LP
7.80% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	264,705	249,815
Total Energy		784,190
Total Senior Floating Rate Interests
(Cost $63,686,096)		59,795,706

ASSET-BACKED SECURITIES†† - 0.6%
Collateralized Loan Obligations - 0.6%
Barings Middle Market CLO Ltd.
2019-IA, 2.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/15/31[6,9]	1,500,000	1,499,747
WhiteHorse X Ltd.
2015-10A, 7.30% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[6,9]	750,000	703,017
WhiteHorse VII Ltd.
2013-1A, 6.71% (3 Month USD LIBOR + 4.80%, Rate Floor: 0.00%) due 11/24/25[6,9]	210,372	209,861
Total Collateralized Loan Obligations		2,412,625
Total Asset-Backed Securities
(Cost $2,345,894)		2,412,625
Total Investments - 104.3%
(Cost $457,584,129)		$452,865,394
Other Assets & Liabilities, net - (4.3)%		(18,756,923)
Total Net Assets - 100.0%		$434,108,471

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Depreciation
Bank of America, N.A.	1,047,000	GBP	01/14/20	$1,382,286	$1,387,458	$(5,172)
Bank of America, N.A.	1,760,000	EUR	01/14/20	1,957,625	1,976,060	(18,435)
						$(23,607)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $7,379,046 (cost $7,107,140) or 1.7% of total net assets.
[2]	Affiliated issuer.
[3]	Perpetual maturity.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Rate indicated is the 7-day yield as of December 31, 2019.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $271,741,715 (cost $268,066,787), or 62.6% of total net assets.
[7]	All or a portion of this security is pledged as reverse repurchase agreements collateral at December 31, 2019. At December 31, 2019, the total market value of the pledged securities was $33,339,678.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,959,606 (cost $5,587,274), or 0.9% of total net assets — See Note 6.
[9]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[10]	Security is in default of interest and/or principal obligations.

EUR — Euro
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$219,338	$2,080,796	$1,830,354		$4,130,488
Preferred Stocks	—	1,390,500	—	*	1,390,500
Warrants	—	92	—		92
Exchange-Traded Funds	8,082,000	—	—		8,082,000
Money Market Fund	2,267,454	—	—		2,267,454
Corporate Bonds	—	374,786,529	—		374,786,529
Senior Floating Rate Interests	—	39,982,831	19,812,875		59,795,706
Asset-Backed Securities	—	2,412,625	—		2,412,625
Total Assets	$10,568,792	$420,653,373	$21,643,229		$452,865,394

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$23,607	$—	$23,607
Unfunded Loan Commitments (Note 5)	—	—	174,371	174,371
Total Liabilities	$—	$23,607	$174,371	$197,978

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $21,334,276 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$1,830,354	Enterprise Value	Valuation Multiple	1.8x-9.1x	6.2x
Senior Floating Rate Interests	14,264,183	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,294,555	Yield Analysis	Yield	8.6%	—
Senior Floating Rate Interests	1,481,250	Model Price	Market Comparable Yields	10.2%	—
Senior Floating Rate Interests	1,170,000	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	591,735	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Senior Floating Rate Interests	11,152	Model Price	Purchase Price	—	—
Total Assets	$21,643,229
Liabilities:
Unfunded Loan Commitments	$174,371	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value, yield, market comparable yields or valuation multiples would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had securities with a total value of $3,892,527 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of $983,272 transfer out of Level 3 and into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs. For the period ended December 31, 2019 the Fund had liabilities with a total value of $2,783 transfer from Level 2 to Level 3 to due to lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

	Assets				Liabilities
	Common Stocks	Senior Floating Rate Interests	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,042,728	$18,366,284	$534,846	$20,943,858	$(301,483)
Purchases/(Receipts)	-	100,962	-	100,962	(101,254)
(Sales, maturities and paydowns)/Fundings	(14,338)	(2,198,684)	-	(2,213,022)	129,728
Amortization of discount/premiums	-	15,550	-	15,550	-
Corporate actions	160,573	-	(160,573)	-	-
Total realized gains or losses included in earnings	14,338	9,448	-	23,786	(81,831)
Total change in unrealized appreciation (depreciation) included in earnings	610,325	(373,212)	(374,273)	(137,160)	183,252
Transfers into Level 3	-	3,892,527	-	3,892,527	(2,783)
Transfers out of Level 3	(983,272)	-	-	(983,272)	-
Ending Balance	$1,830,354	$19,812,875	$-	$21,643,229	$(174,371)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$693,653	$(315,964)	$-	$377,689	$89,851

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19		Shares/Face Amount 12/31/19	Investment Income
Common Stocks
BP Holdco LLC*,1	$8,372		$–	$–	$–	$–	$8,372		23,711	$–
Targus Group International Equity, Inc.*,1	21,720		–	–	–	1,199	22,919		12,825	–
Senior Floating Rate Interests
Targus Group International, Inc. due 05/24/16*,1,2,3	–	**	–	–	–	–	–	**	153,489	–
	$30,092		$–	$–	$–	$1,199	$31,291			$–

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued and affiliated securities amounts to $31,291, (cost $152,098) or less than 0.1% of total net assets.
[2]	Security is in default of interest and/or principal obligations.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial – 0.0%
Constar International Holdings LLC*,1	68	$–
Total Common Stocks
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Core U.S. Aggregate Bond ETF	79,510	8,934,539
Total Exchange-Traded Funds
(Cost $8,936,190)		8,934,539

MONEY MARKET FUND† - 0.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[2]	5,828,348	5,828,348
Total Money Market Fund
(Cost $5,828,348)		5,828,348

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.5%
Government Agency - 16.7%
Fannie Mae
3.59% due 02/01/29	6,435,000	6,939,705
3.71% due 02/01/34	5,700,000	6,263,418
3.03% due 02/01/30	5,100,000	5,347,376
2.50% due 12/01/29	4,804,814	4,872,440
2.43% due 01/01/30	4,500,000	4,419,920
3.66% due 03/01/34	4,000,000	4,319,138
3.60% due 03/01/31	4,000,000	4,302,448
2.55% due 12/01/29	3,000,000	2,993,722
3.00% due 12/01/29	2,500,000	2,623,642
3.61% due 04/01/34	2,300,000	2,502,471
3.49% due 04/01/30	2,300,000	2,475,262
3.37% due 05/01/31	2,250,000	2,387,513
4.17% due 02/01/49	2,000,000	2,241,746
3.19% due 02/01/29	2,000,000	2,114,318
3.26% due 05/01/34	2,000,000	2,074,158
3.09% due 10/01/29	2,000,000	2,073,754
3.11% due 04/01/30	1,967,741	2,053,122
2.39% due 02/01/27	2,000,000	1,999,716
2.46% due 01/01/30	2,000,000	1,980,283
2.30% due 11/01/29	2,000,000	1,965,365
2.81% due 09/01/39	2,000,000	1,961,996
2.70% due 10/01/39	1,994,253	1,936,048
3.33% due 05/01/34	1,500,000	1,613,829
3.13% due 01/01/30	1,500,000	1,574,593
3.01% due 12/01/27	1,500,000	1,560,908
2.86% due 09/01/29	1,450,000	1,503,352
3.83% due 05/01/49	1,000,000	1,113,796
4.24% due 08/01/48	1,000,000	1,100,990
3.68% due 04/01/34	1,000,000	1,090,235
3.67% due 03/01/30	1,000,000	1,090,110
3.70% due 03/01/31	1,000,000	1,087,378
3.74% due 02/01/30	1,000,000	1,087,139
4.27% due 12/01/33	985,468	1,085,490
3.43% due 09/01/34	1,000,000	1,083,416
3.56% due 03/01/31	1,000,000	1,082,761
3.56% due 04/01/30	1,000,000	1,081,628
3.53% due 04/01/33	1,000,000	1,081,086
3.51% due 04/01/34	1,000,000	1,076,827
3.48% due 04/01/30	1,000,000	1,076,237
3.66% due 03/01/34	989,439	1,076,054
3.34% due 05/01/34	1,000,000	1,075,296
3.42% due 04/01/30	1,000,000	1,070,100
3.31% due 01/01/33	1,000,000	1,069,330
3.36% due 05/01/34	991,236	1,063,726
3.19% due 02/01/30	1,000,000	1,059,858
3.18% due 01/01/30	1,000,000	1,057,083
3.05% due 01/01/30	1,000,000	1,054,054
3.46% due 08/01/49	994,954	1,051,826
3.23% due 01/01/30	970,982	1,028,862
3.12% due 01/01/30	968,480	1,023,753
2.79% due 01/01/32	1,000,000	1,002,450
2.57% due 10/01/29	1,000,000	999,313
2.99% due 01/01/40	1,000,000	997,716
2.34% due 05/01/27†††	1,000,000	987,597
2.69% due 10/01/34	996,991	985,201
2.96% due 11/01/29	900,000	933,212
1.95% due 11/01/20	900,000	897,639
3.08% due 10/01/32	850,000	888,188
4.07% due 05/01/49	794,016	885,035
2.90% due 11/01/29	850,000	877,055
4.37% due 10/01/48	739,359	828,325
4.25% due 05/01/48	656,110	707,503
3.14% due 09/01/32	650,000	678,672
2.99% due 09/01/29	650,000	675,685
3.17% due 01/01/30	550,000	581,358
2.82% due 10/01/29	550,000	568,383
3.05% due 10/01/29	500,000	524,356
3.22% due 01/01/30	450,000	477,614
3.94% due 10/01/36	344,247	376,851
Freddie Mac Multifamily Structured Pass Through Certificates
2019-K087, 3.77% due 12/25/28	4,250,000	4,667,998
2019-1513, 2.80% due 08/25/34	3,950,000	3,964,557
2017-KGX1, 3.00% due 10/25/27	3,500,000	3,642,376
2017-KW03, 3.02% due 06/25/27	3,000,000	3,119,700
2018-K073, 3.45% (WAC) due 01/25/28[3]	1,200,000	1,286,038
2019-KJ27, 2.59% due 03/25/25	1,150,000	1,161,841
2018-K078, 3.92% due 06/25/28	1,000,000	1,102,659

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.5% (continued)
Government Agency - 16.7% (continued)
2018-K074, 3.60% due 02/25/28	1,000,000	$1,080,512
2017-K066, 3.20% due 06/25/27	1,000,000	1,054,069
Freddie Mac Seasoned Credit Risk Transfer Trust
2017-3, 3.00% due 07/25/56	2,014,933	2,053,344
2017-4, 3.25% due 06/25/57	1,784,219	1,838,750
2017-4, 3.50% due 06/25/57	1,470,818	1,527,540
2018-1, 2.75% due 05/25/57[4]	1,455,681	1,482,703
2017-3, 3.25% due 07/25/56	833,337	858,390
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	2,500,000	2,601,900
Freddie Mac
2018-4762, 4.00% due 01/15/46	1,000,000	1,040,543
Total Government Agency		149,222,351
Residential Mortgage Backed Securities - 11.1%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T3, 2.51% due 09/15/52[5]	4,450,000	4,447,444
2019-T4, 2.33% due 10/15/51[5]	3,750,000	3,744,701
2019-T5, 2.43% due 10/15/51[5]	3,000,000	3,000,775
2019-T2, 2.52% due 08/15/53[5]	2,000,000	1,984,670
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,5]	1,522,975	1,554,248
2019-RPL1, 4.34% due 02/26/24[4,5]	1,153,209	1,157,260
2019-6A, 3.50% (WAC) due 09/25/59[3,5]	980,732	1,001,002
2017-5A, 3.29% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[3,5]	864,600	875,331
2018-1A, 4.00% (WAC) due 12/25/57[3,5]	698,091	723,582
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[3,5]	2,648,917	2,659,142
2018-R4, 4.07% (WAC) due 12/26/57[3,5]	2,480,789	2,504,092
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,5]	3,808,465	3,907,366
2019-RM3, 2.80% (WAC) due 06/25/69[3,5]	946,469	947,766
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[3,5]	2,283,385	2,282,481
2019-NQM2, 2.75% (WAC) due 11/25/59[3,5]	1,924,837	1,922,174
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[3]	2,550,935	2,503,007
2006-BC3, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[3]	914,643	845,364
2006-BC4, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[3]	715,292	693,118
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,5]	1,952,741	1,947,374
2019-2, 2.70% (WAC) due 09/25/59[3,5]	1,308,761	1,303,691
GSAA Home Equity Trust
2005-6, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 06/25/35[3]	3,150,000	3,144,834
Home Equity Loan Trust
2007-FRE1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	2,869,051	2,706,991
Soundview Home Loan Trust
2006-OPT5, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,662,899	2,594,001

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.5% (continued)
Residential Mortgage Backed Securities - 11.1% (continued)
Freddie Mac STACR Trust
2019-DNA4, 2.41% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[3,5]	2,121,089	$2,121,087
2019-DNA3, 2.52% (1 Month USD LIBOR + 0.73%, Rate Floor: 0.00%) due 07/25/49[3,5]	444,489	444,488
HarborView Mortgage Loan Trust
2006-12, 1.95% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[3]	1,781,786	1,686,150
2006-14, 1.91% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	863,754	856,551
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[3,5]	2,410,748	2,503,269
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[3,5]	1,792,524	1,803,359
2017-5, 2.39% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,5]	394,842	393,866
2018-1, 3.00% (WAC) due 01/25/58[3,5]	263,194	265,977
Ocwen Master Advance Receivables Trust
2019-T2, 2.42% due 08/15/51[5]	2,300,000	2,311,619
SG Residential Mortgage Trust
2019-3, 2.70% (WAC) due 09/25/59[3,5]	2,294,035	2,290,032
Verus Securitization Trust
2019-4, 2.64% due 11/25/59[4,5]	2,202,468	2,201,403
NovaStar Mortgage Funding Trust Series
2007-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,051,882	1,996,961
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.28% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[3]	2,000,000	1,987,901
NRPL Trust
2019-3A, 3.00% due 07/25/59[5]	1,966,577	1,959,177
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 1.91% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[3]	3,122,619	1,945,080
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[3]	1,613,939	1,592,389
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[3,5]	1,569,648	1,569,259
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2019-T1, 2.24% due 10/15/51[5]	1,500,000	1,500,173
LSTAR Securities Investment Limited
2019-5, 3.21% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[3,5]	1,460,815	1,460,815
Alternative Loan Trust
2007-OA4, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[3]	1,497,403	1,414,400
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,5]	842,406	844,917
2017-3A, 2.58% (WAC) due 10/25/47[3,5]	486,772	486,474
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[3,5]	1,320,512	1,322,141
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	8,758,344	1,309,671
GSAMP Trust
2007-NC1, 1.92% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[3]	1,735,606	1,105,657

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.5% (continued)
Residential Mortgage Backed Securities - 11.1% (continued)
Structured Asset Investment Loan Trust
2005-11, 2.51% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.36%) due 01/25/36[3]	1,033,135	$1,021,618
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 2.74% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[3]	1,000,000	999,508
Connecticut Avenue Securities Trust
2019-R07, 2.56% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[3,5]	988,681	988,972
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.19% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[3]	1,000,000	972,634
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,5]	916,341	916,140
Nationstar Home Equity Loan Trust
2007-B, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	787,911	778,671
Luminent Mortgage Trust
2006-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[3]	879,189	774,234
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[3,5]	747,337	751,260
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[4,5]	741,581	748,186
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	739,093	719,637
RALI Series Trust
2006-QO2, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[3]	1,766,658	630,792
CSMC Series
2015-12R, 2.32% (WAC) due 11/30/37[3,5]	629,420	626,887
LSTAR Securities Investment Trust
2019-1, 3.41% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[3,5]	621,401	621,407
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 3.01% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[3]	603,705	578,697
CIT Mortgage Loan Trust
2007-1, 3.24% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,5]	429,784	430,989
MASTR Adjustable Rate Mortgages Trust
2003-5, 3.19% (WAC) due 11/25/33[3]	418,488	396,992
Banc of America Funding Trust
2015-R4, 1.88% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[3,5]	393,252	389,661
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.08% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[3]	410,042	372,616
GSMSC Resecuritization Trust
2015-5R, 1.96% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[3,5]	370,440	369,501
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[3,5]	323,102	322,768

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.5% (continued)
Residential Mortgage Backed Securities - 11.1% (continued)
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	117,277	$123,660
Total Residential Mortgage Backed Securities		99,358,060
Commercial Mortgage Backed Securities - 2.3%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[5]	2,650,000	2,648,887
COMM Mortgage Trust
2015-CR24, 0.77% (WAC) due 08/10/48[3,6]	46,113,688	1,682,015
2015-CR26, 0.95% (WAC) due 10/10/48[3,6]	9,380,699	419,359
BENCHMARK Mortgage Trust
2019-B14, 0.80% (WAC) due 12/15/62[3,6]	19,994,088	1,121,928
2018-B6, 0.44% (WAC) due 10/10/51[3,6]	31,378,216	874,978
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series
2006-4TS, 5.40% due 12/13/28[5]	1,855,189	1,897,623
Citigroup Commercial Mortgage Trust
2019-GC43, 0.63% (WAC) due 11/10/52[3,6]	19,997,287	1,024,069
2016-GC37, 1.76% (WAC) due 04/10/49[3,6]	3,708,601	317,148
2016-C2, 1.77% (WAC) due 08/10/49[3,6]	2,438,250	222,511
2016-P5, 1.52% (WAC) due 10/10/49[3,6]	1,940,178	140,300
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[5]	1,250,000	1,283,906
2010-ARTA, 3.85% due 01/14/29[5]	274,127	275,980
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[5]	1,000,000	1,010,690
Bancorp Commercial Mortgage Trust
2018-CR3, 2.99% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[3,5]	1,000,000	1,001,168
GS Mortgage Securities Trust
2019-GC42, 0.81% (WAC) due 09/01/52[3,6]	14,990,867	959,883
CSAIL Commercial Mortgage Trust
2019-C15, 1.05% (WAC) due 03/15/52[3,6]	12,482,094	929,405
SG Commercial Mortgage Securities Trust
2016-C5, 1.98% (WAC) due 10/10/48[3,6]	9,649,484	843,859
UBS Commercial Mortgage Trust
2017-C2, 1.09% (WAC) due 08/15/50[3,6]	11,182,429	707,641
GE Business Loan Trust
2007-1A, 1.91% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[3,5]	610,198	598,436
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.67% (WAC) due 06/15/49[3,6]	8,723,851	582,673
Morgan Stanley Capital I Trust
2016-UB11, 1.62% (WAC) due 08/15/49[3,6]	7,353,649	544,880
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.50% (WAC) due 01/15/59[3,6]	4,791,738	285,363
2016-C37, 0.99% (WAC) due 12/15/49[3,6]	3,751,957	153,756
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[3,5]	425,000	427,981
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.79% (WAC) due 04/10/28[3,5]	350,000	349,801
CFCRE Commercial Mortgage Trust
2016-C3, 1.03% (WAC) due 01/10/48[3,6]	5,764,877	300,317
CD Mortgage Trust
2016-CD1, 1.41% (WAC) due 08/10/49[3,6]	2,523,428	179,911
Total Commercial Mortgage Backed Securities		20,784,468
Military Housing - 1.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[3,5]	3,916,633	4,418,372
2015-R1, 4.10% (WAC) due 11/25/52[3,5]	1,619,842	1,797,623
2015-R1, 0.29% (WAC) due 11/25/55[3,5,6]	10,555,803	840,853
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51[5]	2,342,384	2,664,187

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.5% (continued)
Military Housing - 1.4% (continued)
2007-ROBS, 6.06% due 10/10/52[5]	469,599	$552,882
2007-AETC, 5.75% due 02/10/52[5]	277,603	303,674
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[5]	1,477,271	1,577,610
Total Military Housing		12,155,201
Total Collateralized Mortgage Obligations
(Cost $275,296,860)		281,520,080

U.S. GOVERNMENT SECURITIES†† - 19.5%
U.S. Treasury Notes
2.38% due 02/29/24	42,382,000	43,590,549
1.50% due 10/31/24	22,019,000	21,835,795
2.50% due 02/28/26	17,598,000	18,339,728
2.38% due 03/15/22	16,297,000	16,579,015
1.63% due 10/31/26	15,753,000	15,556,703
1.75% due 06/30/24	10,388,000	10,420,868
1.50% due 09/30/24	10,192,000	10,107,200
1.63% due 09/30/26	9,196,000	9,086,438
1.88% due 06/30/26	2,551,000	2,563,655
U.S. Treasury Bonds
2.25% due 08/15/49	15,139,000	14,727,409
2.88% due 05/15/49	10,743,000	11,873,113
Total U.S. Government Securities
(Cost $172,923,517)		174,680,473

FOREIGN GOVERNMENT DEBT†† - 16.3%
Government of Japan
due 01/10/20[7]	JPY	1,702,900,000	15,672,140
0.10% due 08/01/21	JPY	1,562,000,000	14,427,451
0.10% due 07/01/21	JPY	1,078,000,000	9,955,089
due 01/20/20[7]	JPY	985,000,000	9,065,555
0.10% due 05/01/21	JPY	520,000,000	4,799,930
0.10% due 12/20/21	JPY	271,900,000	2,513,763
0.10% due 06/01/21	JPY	208,000,000	1,920,489
0.10% due 03/20/20	JPY	49,000,000	451,160
2.40% due 03/20/20	JPY	20,000,000	185,042
1.30% due 03/20/20	JPY	8,000,000	73,846
Kingdom of Spain
0.75% due 07/30/21	EUR	12,780,000	14,605,448
due 01/17/20[7]	EUR	9,997,000	11,218,709
State of Israel
1.00% due 04/30/21	ILS	29,760,000	8,723,488
5.00% due 01/31/20	ILS	18,100,000	5,260,222
5.50% due 01/31/22	ILS	15,760,000	5,066,218
0.50% due 01/31/21	ILS	5,570,000	1,620,915
Federative Republic of Brazil
due 07/01/21[7]	BRL	37,920,000	8,795,610
due 07/01/20[7]	BRL	14,360,000	3,503,590
due 04/01/20[7]	BRL	12,250,000	3,019,576
Republic of Portugal
due 01/17/20[7]	EUR	10,269,000	11,523,591
Republic of France
due 01/08/20[7]	EUR	6,260,000	7,023,691
United Mexican States
due 01/02/20[7]	MXN	120,625,000	6,377,405
Total Foreign Government Debt
(Cost $145,190,873)			145,802,928

ASSET-BACKED SECURITIES†† - 15.4%
Collateralized Loan Obligations - 6.9%
Palmer Square Loan Funding Ltd.
2018-4A, 2.81% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,5]	4,179,322	4,180,665
2019-3A, 2.75% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,5]	1,422,748	1,419,857
2018-4A, 3.36% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[3,5]	1,000,000	996,225
Golub Capital Partners CLO Ltd.
2018-36A, 3.19% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,5]	4,100,000	4,011,646
NewStar Clarendon Fund CLO LLC
2019-1A, 3.24% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,5]	3,653,231	3,650,279
Denali Capital CLO XI Ltd.
2018-1A, 3.10% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[3,5]	3,000,000	2,996,278
Crown Point CLO III Ltd.
2017-3A, 3.45% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[3,5]	2,000,000	1,994,150
2017-3A, 2.91% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[3,5]	963,303	963,064
ALM VI Ltd.
2018-6A, 3.20% (3 Month USD LIBOR + 1.20%, Rate Floor: 0.00%) due 07/15/26[3,5]	2,800,000	2,788,573

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.4% (continued)
Collateralized Loan Obligations - 6.9% (continued)
MP CLO VIII Ltd.
2018-2A, 2.85% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,5]	2,200,000	$2,195,756
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 2.72% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,5]	2,063,635	2,059,563
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,5]	2,000,000	1,996,804
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.79% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[3,5]	2,000,000	1,980,919
THL Credit Wind River CLO Ltd.
2019-1A, 2.88% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[3,5]	1,973,887	1,972,812
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.30% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,5]	2,000,000	1,959,309
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.53% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[3,5]	2,000,000	1,943,615
ALM XII Ltd.
2018-12A, 2.89% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[3,5]	1,902,944	1,902,266
Mountain View CLO Ltd.
2018-1A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,5]	1,886,275	1,883,835
NXT Capital CLO LLC
2017-1A, 3.67% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[3,5]	1,800,000	1,800,206
Venture XII CLO Ltd.
2018-12A, 2.71% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[3,5]	1,631,918	1,629,180
Figueroa CLO Ltd.
2018-2A, 2.76% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[3,5]	1,585,174	1,581,558
Garrison BSL CLO Ltd.
2018-1A, 2.95% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[3,5]	1,300,000	1,302,437
BSPRT Issuer Ltd.
2018-FL3, 2.79% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,5]	1,250,000	1,250,204
KVK CLO Ltd.
2017-1A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,5]	1,250,000	1,247,299
OCP CLO 2014-7 Ltd.
2018-7A, 2.57% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 07/20/29[3,5]	1,071,429	1,070,900
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	1,000,000	1,021,164
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	1,000,000	1,016,818
NXT Capital CLO 2015-1 LLC
2018-1A, 3.57% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 04/21/27[3,5]	1,000,000	1,000,007
TCP Waterman CLO Ltd.
2016-1A, 3.94% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[3,5]	1,000,000	999,776
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 3.65% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[3,5]	1,000,000	997,899
Diamond CLO Ltd.
2018-1A, 3.45% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[3,5]	1,000,000	997,118

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.4% (continued)
Collateralized Loan Obligations - 6.9% (continued)
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.24% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[3,5]	1,000,000	$978,519
BDS
2018-FL2, 2.69% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[3,5]	920,965	920,711
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,8]	1,000,000	864,472
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.46% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,5]	636,000	631,683
Avery Point V CLO Ltd.
2017-5A, 2.98% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[3,5]	607,333	606,880
Monroe Capital CLO Ltd.
2017-1A, 3.30% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[3,5]	521,996	522,114
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,8]	500,000	405,985
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,9]	700,000	93,800
Babson CLO Ltd.
2014-IA, due 07/20/25[5,8]	650,000	93,292
VMC Finance LLC
2018-FL1, 2.56% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 03/15/35[3,5]	44,412	44,312
Mountain Hawk II CLO Ltd.
2018-2A, 2.79% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[3,5]	15,411	15,409
Total Collateralized Loan Obligations		61,987,359
Financial - 3.1%
Station Place Securitization Trust
2019-8, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[3,5]	6,750,000	6,749,996
2019-6, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,3,5	5,500,000	5,500,000
2019-5, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,3,5	2,950,000	2,950,000
2019-2, 2.33% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[3,5]	1,400,000	1,400,268
2019-9, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,3,5	1,350,000	1,350,000
2019-WL1, 2.44% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52[3,5]	1,000,000	1,000,150
Barclays Bank plc
GMTN, 2.48% (1 Month USD LIBOR + 0.68%) due 07/31/20[3,5]	6,400,000	6,412,117
Madison Avenue Secured Funding Trust
2019-1, 3.22% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[3,5]	1,300,000	1,300,091
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	1,222,967	1,213,994
Total Financial		27,876,616
Transport-Aircraft - 1.9%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	1,547,350	1,568,174
2018-1, 4.13% due 06/15/43[5]	1,516,278	1,541,344
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	2,976,324	3,033,431
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	2,179,500	2,218,517
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	2,166,128	2,203,051
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4,5]	1,491,857	1,534,497
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	1,474,343	1,476,970

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.4% (continued)
Transport-Aircraft - 1.9% (continued)
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	801,512	$800,906
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	677,465	679,891
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,5]	584,129	574,704
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	455,846	459,580
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[9]	425,715	426,798
Total Transport-Aircraft		16,517,863
Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	2,234,103	2,227,590
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[5]	1,604,167	1,602,408
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[5]	1,071,830	1,079,624
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[5]	1,020,833	1,024,035
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[5]	759,236	762,082
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[5]	600,000	599,824
Total Transport-Container		7,295,563
Net Lease - 0.8%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	2,837,690	2,859,306
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	2,731,027	2,841,846
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[5]	1,458,125	1,534,295
Total Net Lease		7,235,447
Credit Card - 0.7%
Citibank Credit Card Issuance Trust
2017-A3, 1.92% due 04/07/22	6,000,000	5,999,678
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	3,750,000	3,764,815
2016-3A, 3.85% due 10/28/33[5]	1,000,000	1,004,446
Putnam Structured Product Funding Ltd.
2003-1A, 2.74% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[3,5]	232,253	229,963
N-Star REL CDO VIII Ltd.
2006-8A, 2.49% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[3,5]	105,440	104,485
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[3,9]	90,059	89,291
Total Collateralized Debt Obligations		5,193,000
Infrastructure - 0.2%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	1,072,692	1,085,994
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[5]	981,667	1,012,297
Total Infrastructure		2,098,291
Whole Business - 0.1%
Domino's Pizza Master Issuer LLC
2017-1A, 3.19% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[3,5]	980,000	980,716

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.4% (continued)
Whole Business - 0.1% (continued)
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[5]	140,589	$140,809
Total Whole Business		1,121,525
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,000,000	1,032,548
Automotive - 0.1%
Hertz Vehicle Financing II, LP
2017-1A, 2.96% due 10/25/21[5]	500,000	502,558
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	401,250	403,173
Total Asset-Backed Securities
(Cost $137,145,607)		137,263,621

CORPORATE BONDS†† - 7.6%
Financial - 3.1%
Synchrony Bank
2.59% (3 Month USD LIBOR + 0.63%) due 03/30/20[3]	2,600,000	2,601,927
Discover Bank
3.10% due 06/04/20	2,000,000	2,007,444
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,800,000	1,828,342
Capital One Financial Corp.
2.50% due 05/12/20	1,750,000	1,752,306
Morgan Stanley
5.50% due 07/24/20	1,700,000	1,734,306
Lloyds Bank Corporate Markets plc NY
2.26% (3 Month USD LIBOR + 0.37%) due 08/05/20[3]	1,730,000	1,731,718
Credit Suisse AG NY
2.33% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	1,720,000	1,722,458
Standard Chartered Bank
2.30% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	1,710,000	1,712,009
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[5]	1,700,000	1,708,330
American Express Co.
2.20% due 10/30/20	1,700,000	1,703,494
UBS AG
2.47% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[3,5]	1,700,000	1,702,813
American Tower Corp.
2.80% due 06/01/20	1,650,000	1,654,752
American International Group, Inc.
6.40% due 12/15/20	1,060,000	1,103,791
International Lease Finance Corp.
8.25% due 12/15/20	950,000	1,004,333
Santander UK plc
2.20% (3 Month USD LIBOR + 0.30%) due 11/03/20[3]	629,000	629,263
2.13% due 11/03/20	211,000	211,252
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	785,000	792,903
American Equity Investment Life Holding Co.
5.00% due 06/15/27	670,000	715,327
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	400,000	414,529
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	300,000	300,372
Assurant, Inc.
3.20% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	289,000	289,033
Total Financial		27,320,702
Consumer, Non-cyclical - 1.9%
Quest Diagnostics, Inc.
2.50% due 03/30/20	1,800,000	1,800,431
4.70% due 04/01/21	300,000	309,969
Reynolds American, Inc.
3.25% due 06/12/20	1,920,000	1,928,739
Mondelez International, Inc.
3.00% due 05/07/20	1,920,000	1,925,510
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	1,795,000	1,796,167
Cigna Corp.
2.25% (3 Month USD LIBOR + 0.35%) due 03/17/20[3]	1,795,000	1,795,689
Allergan Incorporated/United States
3.38% due 09/15/20	1,635,000	1,649,028
Molson Coors Beverage Co.
2.25% due 03/15/20	1,600,000	1,599,317
Constellation Brands, Inc.
2.25% due 11/06/20	1,480,000	1,482,996
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	852,093
Anthem, Inc.
2.50% due 11/21/20	800,000	803,559
Coca-Cola European Partners plc
3.50% due 09/15/20	550,000	554,991

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 7.6% (continued)
Consumer, Non-cyclical - 1.9% (continued)
Allergan Funding SCS
3.14% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	165,000	$165,310
Humana, Inc.
2.50% due 12/15/20	120,000	120,508
Conagra Brands, Inc.
2.51% (3 Month USD LIBOR + 0.50%) due 10/09/20[3]	100,000	100,149
Kraft Heinz Foods Co.
2.80% due 07/02/20	84,000	84,134
Total Consumer, Non-cyclical		16,968,590
Technology - 0.6%
Fiserv, Inc.
2.70% due 06/01/20	2,000,000	2,004,956
Analog Devices, Inc.
2.95% due 01/12/21	1,800,000	1,815,055
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	1,800,000	1,800,081
Total Technology		5,620,092
Utilities - 0.6%
NextEra Energy Capital Holdings, Inc.
2.41% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	1,830,000	1,832,562
Ameren Corp.
2.70% due 11/15/20	1,800,000	1,809,640
Exelon Corp.
2.85% due 06/15/20	860,000	861,978
Eversource Energy
2.50% due 03/15/21	500,000	502,933
PSEG Power LLC
5.13% due 04/15/20	250,000	252,226
Pennsylvania Electric Co.
5.20% due 04/01/20	50,000	50,358
Total Utilities		5,309,697
Energy - 0.5%
Occidental Petroleum Corp.
2.60% due 08/13/21	1,500,000	1,511,100
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	1,100,000	1,130,682
Florida Gas Transmission Company LLC
5.45% due 07/15/20[5]	740,000	752,441
Pioneer Natural Resources Co.
7.50% due 01/15/20	500,000	500,830
Reliance Holding USA, Inc.
4.50% due 10/19/20[5]	350,000	355,547
Total Energy		4,250,600
Industrial - 0.4%
Rolls-Royce plc
2.38% due 10/14/20[5]	1,800,000	1,806,880
Northrop Grumman Corp.
2.08% due 10/15/20	1,000,000	1,001,106
3.50% due 03/15/21	400,000	407,711
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	320,000	320,419
Vulcan Materials Co.
2.49% (3 Month USD LIBOR + 0.60%) due 06/15/20[3]	200,000	200,204
Molex Electronic Technologies LLC
2.88% due 04/15/20[5]	190,000	190,254
Total Industrial		3,926,574
Consumer, Cyclical - 0.3%
Marriott International, Inc.
2.51% (3 Month USD LIBOR + 0.60%) due 12/01/20[3]	1,900,000	1,906,073
McDonald's Corp.
3.50% due 07/15/20	1,221,000	1,230,719
Total Consumer, Cyclical		3,136,792
Communications - 0.1%
Deutsche Telekom International Finance BV
2.23% due 01/17/20[5]	580,000	580,032
Telefonica Emisiones S.A.
5.13% due 04/27/20	430,000	434,071
Total Communications		1,014,103
Basic Materials - 0.1%
Georgia-Pacific LLC
5.40% due 11/01/20[5]	670,000	688,598
Total Corporate Bonds
(Cost $68,032,608)		68,235,748

FEDERAL AGENCY BONDS†† - 4.7%
Fannie Mae Principal Strips
due 07/15/37[7,10]	13,000,000	8,140,371
due 05/15/30[7,10]	6,120,000	4,788,761
Freddie Mac Principal Strips
due 07/15/32[7,10]	10,550,000	7,746,158
due 03/15/31[7,10]	3,850,000	2,939,608
Tennessee Valley Authority Principal
due 01/15/48[7,10]	9,700,000	4,189,177
due 01/15/38[7]	4,000,000	2,351,460
Residual Funding Corporation Principal
due 01/15/30[7,10]	4,075,000	3,201,113
due 04/15/30[7,10]	3,530,000	2,756,366
Tennessee Valley Authority
4.25% due 09/15/65	1,300,000	1,692,218
5.38% due 04/01/56	600,000	911,452
Freddie Mac
due 01/02/34[7]	1,850,000	1,288,647
Private Export Funding Corp.
1.75% due 11/15/24	1,000,000	993,003

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 4.7% (continued)
Overseas Private Investment Corp.
due 01/17/26[7]	800,000	$795,343
Total Federal Agency Bonds
(Cost $37,855,616)		41,793,677

MUNICIPAL BONDS†† - 0.7%
California - 0.5%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/44[7]	2,000,000	842,720
due 08/01/41[7]	1,540,000	743,142
due 08/01/46[7]	750,000	289,463
California Institute of Technology
3.65% due 09/01/19	1,400,000	1,357,915
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[7]	1,410,000	702,547
Cypress School District General Obligation Unlimited
due 08/01/48[7]	1,000,000	353,140
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/39[7]	500,000	238,270
Total California		4,527,197
Georgia - 0.1%
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	1,000,000	1,079,932
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	582,625
Total Municipal Bonds
(Cost $5,744,828)		6,189,754

SENIOR FLOATING RATE INTERESTS††,3 - 0.0%
Consumer, Non-cyclical - 0.0%
Packaging Coordinators Midco, Inc.
5.95% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	497,802	494,899
Total Senior Floating Rate Interests
(Cost $493,752)		494,899

REPURCHASE AGREEMENTS††,11 - 2.6%
Societe Generale
issued 09/10/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[3]	12,000,000	12,000,000
issued 12/06/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[3]	1,490,000	1,490,000
BNP Paribas
issued 11/01/19 at 2.07% due 02/03/20	6,000,000	6,000,000
issued 12/13/19 at 2.10% due 03/16/20	3,940,000	3,940,000
Total Repurchase Agreements
(Cost $23,430,000)		23,430,000

	Notional Value
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	$380,500,000	665,875
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	227,800,000	398,650
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	192,600,000	213,786
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	54,700,000	95,725
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	28,400,000	31,524
Total Put options		1,405,560
Total OTC Options Purchased
(Cost $1,814,555)		$1,405,560
Total Investments - 100.2%
(Cost $882,692,754)		$895,579,627
Other Assets & Liabilities, net - (0.2)%		(1,829,205)
Total Net Assets - 100.0%		$893,750,422

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$119,420,000	$(3,017,112)	$(1,159,276)	$(1,857,836)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	$6,080,000	$(162,814)	$(1,075)	$(161,739)
Goldman Sachs International	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	13,940,000	(373,294)	(18,333)	(354,961)
						$(536,108)	$(19,408)	$(516,700)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$2,940,000	$7,988	$251	$7,737
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Semi-Annually	01/21/20	9,259,000	3,643	2,540	1,103
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Semi-Annually	01/31/20	1,854,000	1,284	819	465
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Semi-Annually	01/31/20	1,158,000	791	515	276
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	1,158,000	(791)	22	(813)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,854,000	(1,284)	22	(1,306)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	9,259,000	(3,643)	17	(3,660)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	19,400,000	(30,505)	334	(30,839)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.33%	Annually	11/29/21	18,500,000	(41,616)	329	(41,945)
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	1.57%	Semi-Annually	08/14/21	33,100,000	(74,376)	309	(74,685)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.23%	Annually	08/22/21	26,300,000	(104,570)	299	(104,869)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.10%	Annually	08/28/24	29,610,000	(524,472)	404	(524,876)
								$(767,551)	$5,861	$(773,412)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.51)% (1 Month USD LIBOR + 0.80%)	At Maturity	01/09/20	20,810	$2,338,420	$6,451
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.76)% (1 Month USD LIBOR + 1.00%)	At Maturity	01/23/20	9,850	1,106,844	—
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.79)% (1 Month USD LIBOR + 1.00%)	At Maturity	01/23/20	25,850	2,904,765	—
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.64)% (1 Month USD LIBOR + 0.85%)	At Maturity	01/28/20	23,000	2,584,510	(2,990)

Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized (Depreciation)
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.34% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$3,044,529	$(15,145)

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	1,042,521,000	JPY	08/02/21	$10,287,867	$9,909,565	$378,302
Citibank N.A., New York	560,280,000	JPY	07/01/21	5,516,848	5,316,708	200,140
Bank of America, N.A.	985,000,000	JPY	01/21/20	9,258,824	9,074,297	184,527
Barclays Bank plc	518,259,000	JPY	07/01/21	5,095,458	4,917,955	177,503
Goldman Sachs International	1,362,300,000	JPY	01/10/20	12,706,363	12,542,217	164,146
Morgan Stanley Capital Services LLC	520,260,000	JPY	08/02/21	5,106,095	4,945,272	160,823
Citibank N.A., New York	520,260,000	JPY	05/06/21	5,073,727	4,922,366	151,361
Goldman Sachs International	7,880,000	BRL	07/01/20	2,046,222	1,951,945	94,277
Barclays Bank plc	2,717,000	EUR	01/17/20	3,137,863	3,051,139	86,724
Goldman Sachs International	272,035,950	JPY	12/20/21	2,687,837	2,604,861	82,976
Goldman Sachs International	2,550,000	EUR	01/17/20	2,944,533	2,863,601	80,932
Barclays Bank plc	208,104,000	JPY	06/01/21	2,037,040	1,971,654	65,386
Citibank N.A., New York	6,480,000	BRL	07/01/20	1,669,070	1,605,152	63,918
Citibank N.A., New York	5,620,000	BRL	07/01/21	1,408,204	1,351,865	56,339
Citibank N.A., New York	340,600,000	JPY	01/10/20	3,175,668	3,135,784	39,884
Bank of America, N.A.	1,100,400	EUR	06/15/20	1,265,433	1,247,422	18,011
Goldman Sachs International	943,200	EUR	06/15/20	1,085,227	1,069,219	16,008
JPMorgan Chase Bank, N.A.	49,024,500	JPY	03/23/20	462,993	453,257	9,736
Goldman Sachs International	416,000	EUR	04/30/20	477,069	470,232	6,837
Goldman Sachs International	28,292,000	JPY	03/23/20	267,291	261,574	5,717
Goldman Sachs International	6,558,825	EUR	07/30/21	7,618,895	7,615,825	3,070
Bank of America, N.A.	521,000	JPY	02/01/21	5,090	4,905	185
Bank of America, N.A.	521,000	JPY	08/03/20	5,037	4,854	183
Bank of America, N.A.	521,000	JPY	02/03/20	4,984	4,803	181
Citibank N.A., New York	280,000	JPY	07/01/20	2,704	2,603	101
Citibank N.A., New York	280,000	JPY	01/06/20	2,678	2,577	101
Citibank N.A., New York	280,000	JPY	01/04/21	2,732	2,632	100
Barclays Bank plc	259,000	JPY	07/01/20	2,498	2,408	90
Barclays Bank plc	259,000	JPY	01/06/20	2,474	2,384	90
Barclays Bank plc	259,000	JPY	01/04/21	2,524	2,435	89
Morgan Stanley Capital Services LLC	260,000	JPY	02/01/21	2,525	2,448	77
Morgan Stanley Capital Services LLC	260,000	JPY	08/03/20	2,499	2,422	77
Morgan Stanley Capital Services LLC	260,000	JPY	02/03/20	2,472	2,397	75
Citibank N.A., New York	260,000	JPY	05/01/20	2,482	2,409	73
Citibank N.A., New York	260,000	JPY	11/02/20	2,508	2,435	73
Goldman Sachs International	135,950	JPY	06/21/21	1,329	1,289	40
Goldman Sachs International	135,950	JPY	12/21/20	1,315	1,277	38
Goldman Sachs International	135,950	JPY	06/22/20	1,301	1,263	38
Barclays Bank plc	104,000	JPY	12/01/20	1,007	976	31
Barclays Bank plc	104,000	JPY	06/01/20	996	965	31
Goldman Sachs International	48,825	EUR	07/30/20	55,499	55,505	(6)
Citibank N.A., New York	4,112	ILS	04/30/20	1,182	1,202	(20)
Bank of America, N.A.	22,060	ILS	04/30/20	6,348	6,446	(98)
Deutsche Bank AG	9,139,684	KRW	05/07/21	7,768	8,020	(252)
Deutsche Bank AG	9,447,763	KRW	02/04/21	8,010	8,268	(258)
Deutsche Bank AG	9,447,763	KRW	11/04/20	7,986	8,246	(260)
Deutsche Bank AG	9,447,763	KRW	08/05/20	7,962	8,225	(263)
Deutsche Bank AG	9,242,377	KRW	05/11/20	7,763	8,026	(263)
Deutsche Bank AG	9,447,763	KRW	02/05/20	7,909	8,184	(275)
JPMorgan Chase Bank, N.A.	47,025	EUR	07/30/20	53,139	53,459	(320)
Bank of America, N.A.	217,294	ILS	01/31/20	62,342	63,111	(769)
Goldman Sachs International	235,243	ILS	04/30/20	67,725	68,731	(1,006)
Bank of America, N.A.	216,700	ILS	02/01/21	63,316	64,413	(1,097)
Citibank N.A., New York	400,000	CAD	01/02/20	303,349	308,145	(4,796)
JPMorgan Chase Bank, N.A.	450,000	CAD	01/03/20	340,184	346,663	(6,479)
Citibank N.A., New York	400,000	CAD	01/06/20	300,465	308,151	(7,686)
Barclays Bank plc	15,880,000	MXN	04/08/20	820,222	828,136	(7,914)
Citibank N.A., New York	15,200,000	MXN	04/23/20	782,747	790,944	(8,197)
Citibank N.A., New York	22,140,000	MXN	02/27/20	1,152,699	1,161,542	(8,843)
JPMorgan Chase Bank, N.A.	3,800,000	BRL	07/01/21	902,720	914,072	(11,352)
Bank of America, N.A.	2,222,000	ILS	04/30/21	649,688	663,258	(13,570)
JPMorgan Chase Bank, N.A.	1,025,000	CAD	01/08/20	775,199	789,648	(14,449)
Citibank N.A., New York	11,540,000	MXN	04/02/20	587,024	602,333	(15,309)
Citibank N.A., New York	16,360,000	MXN	04/08/20	832,824	853,168	(20,344)
Bank of America, N.A.	4,156,700	ILS	01/31/22	1,232,345	1,256,932	(24,587)
Citibank N.A., New York	4,141,000	ILS	04/30/21	1,209,580	1,236,071	(26,491)
Citibank N.A., New York	14,745,000	MXN	01/02/20	750,592	779,878	(29,286)
Goldman Sachs International	6,249,808	ILS	02/01/21	1,820,490	1,857,729	(37,239)
Morgan Stanley Capital Services LLC	12,250,000	BRL	04/01/20	3,002,161	3,043,231	(41,070)
Goldman Sachs International	21,060,000	MXN	01/16/20	1,069,981	1,111,621	(41,640)
JPMorgan Chase Bank, N.A.	6,317,025	EUR	07/30/21	7,290,921	7,335,058	(44,137)
Barclays Bank plc	3,900,000	EUR	01/17/20	4,335,025	4,379,625	(44,600)
Bank of America, N.A.	3,819,000	EUR	01/17/20	4,242,936	4,288,664	(45,728)
Goldman Sachs International	8,600,000	BRL	07/01/21	2,014,759	2,068,689	(53,930)
Morgan Stanley Capital Services LLC	55,600,000	MXN	02/06/20	2,869,974	2,925,351	(55,377)
Barclays Bank plc	8,085,000	ILS	01/31/20	2,287,452	2,348,214	(60,762)
Goldman Sachs International	12,470,100	ILS	01/31/22	3,690,333	3,770,797	(80,464)
Deutsche Bank AG	3,538,917,763	KRW	08/04/21	3,018,009	3,113,812	(95,803)
Citibank N.A., New York	19,900,000	BRL	01/02/20	4,461,547	4,557,453	(95,906)
BNP Paribas	6,260,000	EUR	01/08/20	6,915,010	7,025,738	(110,728)
Morgan Stanley Capital Services LLC	7,280,000	EUR	01/17/20	8,045,719	8,175,300	(129,581)
Citibank N.A., New York	19,900,000	BRL	07/01/21	4,653,868	4,786,852	(132,984)
Goldman Sachs International	23,694,600	ILS	04/30/21	6,937,800	7,072,740	(134,940)
Goldman Sachs International	11,597,950	ILS	01/31/20	3,205,748	3,368,519	(162,771)
Goldman Sachs International	105,880,000	MXN	01/02/20	5,395,509	5,600,101	(204,592)
						$271,848

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	11,900,000	BRL	01/02/20	$2,873,494	$2,963,590	$90,096
Morgan Stanley Capital Services LLC	6,400,000	BRL	01/02/20	1,537,316	1,593,864	56,548
JPMorgan Chase Bank, N.A.	2,043,600	EUR	06/15/20	2,300,406	2,316,640	16,234
JPMorgan Chase Bank, N.A.	1,025,000	CAD	01/08/20	778,136	789,648	11,512
Goldman Sachs International	55,600,000	MXN	02/06/20	2,914,963	2,925,351	10,388
JPMorgan Chase Bank, N.A.	450,000	CAD	01/03/20	339,686	346,663	6,977
JPMorgan Chase Bank, N.A.	400,000	CAD	01/02/20	301,949	308,145	6,196
Citibank N.A., New York	400,000	CAD	01/06/20	303,361	308,151	4,790
Goldman Sachs International	32,240,000	MXN	04/08/20	1,676,774	1,681,305	4,531
Goldman Sachs International	21,060,000	MXN	01/16/20	1,107,151	1,111,621	4,470
Barclays Bank plc	22,140,000	MXN	02/27/20	1,157,829	1,161,542	3,713
Goldman Sachs International	416,000	EUR	04/30/20	467,539	470,232	2,693
Goldman Sachs International	15,200,000	MXN	04/23/20	788,320	790,943	2,623
JPMorgan Chase Bank, N.A.	11,540,000	MXN	04/02/20	600,712	602,331	1,619
						$222,390

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $1,032,548, (cost $1,000,000) or 0.1% of total net assets.
[2]	Rate indicated is the 7-day yield as of December 31, 2019.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $221,617,856 (cost $221,117,227), or 24.8% of total net assets.
[6]	Security is an interest-only strip.
[7]	Zero coupon rate security.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,689,821 (cost $1,671,830), or 0.2% of total net assets — See Note 6.
[10]	Security is a principal-only strip.
[11]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$—	*	$—
Exchange-Traded Funds	8,934,539	—	—		8,934,539
Money Market Fund	5,828,348	—	—		5,828,348
Collateralized Mortgage Obligations	—	280,532,483	987,597		281,520,080
U.S. Government Securities	—	174,680,473	—		174,680,473
Foreign Government Debt	—	145,802,928	—		145,802,928
Asset-Backed Securities	—	126,431,073	10,832,548		137,263,621
Corporate Bonds	—	68,235,748	—		68,235,748
Federal Agency Bonds	—	41,793,677	—		41,793,677
Municipal Bonds	—	6,189,754	—		6,189,754
Senior Floating Rate Interests	—	494,899	—		494,899
Repurchase Agreements	—	23,430,000	—		23,430,000
Options Purchased	—	1,405,560	—		1,405,560
Interest Rate Swap Agreements**	—	9,581	—		9,581
Forward Foreign Currency Exchange Contracts**	—	2,270,680	—		2,270,680
Total Return Swap Agreements**	—	6,451	—		6,451
Total Assets	$14,762,887	$871,283,307	$11,820,145		$897,866,339

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$2,374,536	$—	$2,374,536
Interest Rate Swap Agreements**	—	782,993	—	782,993
Forward Foreign Currency Exchange Contracts**	—	1,776,442	—	1,776,442
Total Return Swap Agreements**	—	18,135	—	18,135
Total Liabilities	$—	$4,952,106	$—	$4,952,106

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$9,800,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Asset-Backed Securities	1,032,548	Yield Analysis	Yield	3.2%	—
Collateralized Mortgage Obligations	987,597	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total Assets	$11,820,145

*	Inputs are weighted by the fair value of the instruments.

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Significant changes in quote, yield, market comparable yields, liquidation value, purchase price or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were recently revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and//or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had securities with a total value of $1,350,000 transfer into Level 3 from Level 2 due to lack of observable inputs.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

	Assets			Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Total Assets	Unfunded Loan Commitments
Beginning Balance	$9,617,851	$4,988,695	$14,606,546	$(929)
Purchases/(Receipts)	-	(4,102,500)	(4,102,500)	-
(Sales, maturities and paydowns)/Fundings	(136,038)	-	(136,038)	800
Amortization of premiums/discounts	-	-	-	-
Total realized gains (losses) included in earnings	3,554	-	3,554	(600)
Total change in unrealized appreciation (depreciation) included in earnings	(2,819)	101,402	98,583	729
Transfers into Level 3	1,350,000	-	1,350,000	-
Ending Balance	$10,832,548	$987,597	$11,820,145	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$(213)	$(13,028)	$(13,241)	$-

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.75% due 05/25/57	3.00%	03/25/20	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
New Residential Mortgage Loan Trust 2019-RPL1, 4.34% due 02/26/24	7.33%	02/25/22	8.33%	02/25/23
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	—	—

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

At December 31, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Citigroup Mortgage Loan Trust
2.07% - 2.10%			1.93%
02/03/20 - 03/16/20	$9,940,000	$9,993,353	01/25/37	$23,530,000	$20,755,813
			Santander Drive Auto Receivables Trust
			5.02%
			09/15/25	7,008,000	7,153,766
				30,538,000	27,909,579
Societe Generale			Freddie Mac Structured Agency Credit Risk Debt Notes
2.29% (3 Month USD LIBOR + 0.40%)			3.94%
07/07/20*	13,490,000	13,739,788	12/25/30	3,741,000	3,777,288
			Freddie Mac Structured Agency Credit Risk Debt Notes
			4.44%
			12/25/29	3,740,000	3,774,408
			Fannie Mae Connecticut Avenue Securities
			3.89%
			03/25/31	3,750,000	3,771,000
			Fannie Mae Connecticut Avenue Securities
			3.79%
			03/25/31	3,742,000	3,757,716
			Hilton USA Trust
			4.33%
			11/05/38	1,814,000	1,800,576
				16,787,000	16,880,988

*	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Investment Income
Mutual Funds
Guggenheim Floating Rate
Strategies Fund ‒ R6-Class	$2,544,445	$4,107	$(2,529,943)	$(100,065)	$81,456	$-	$4,107

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 30.3%
Bank of America Corp.	63,318	$2,230,060
Citigroup, Inc.	20,389	1,628,877
JPMorgan Chase & Co.	10,351	1,442,929
Berkshire Hathaway, Inc. — Class B*	5,352	1,212,228
Wells Fargo & Co.	21,023	1,131,038
Truist Financial Corp.	15,157	853,642
Zions Bancorp North America	15,175	787,886
Allstate Corp.	6,100	685,945
Equity Commonwealth REIT	19,760	648,721
Voya Financial, Inc.	10,619	647,547
Prudential Financial, Inc.	6,727	630,589
MetLife, Inc.	11,959	609,550
Hartford Financial Services Group, Inc.	9,082	551,913
Principal Financial Group, Inc.	10,025	551,375
Loews Corp.	10,029	526,422
Morgan Stanley	9,603	490,905
Medical Properties Trust, Inc. REIT	18,212	384,455
KeyCorp	17,002	344,121
Charles Schwab Corp.	7,179	341,433
Regions Financial Corp.	19,250	330,330
Howard Hughes Corp.*	2,451	310,787
Marsh & McLennan Companies, Inc.	2,739	305,152
Old Republic International Corp.	11,695	261,617
American International Group, Inc.	4,983	255,778
Jones Lang LaSalle, Inc.	1,350	235,021
Park Hotels & Resorts, Inc. REIT	8,582	222,017
Total Financial		17,620,338
Consumer, Non-cyclical - 19.1%
Pfizer, Inc.	32,372	1,268,335
HCA Healthcare, Inc.	5,191	767,281
Tyson Foods, Inc. — Class A	8,317	757,180
Johnson & Johnson	5,163	753,127
McKesson Corp.	4,953	685,099
Archer-Daniels-Midland Co.	14,526	673,280
Humana, Inc.	1,800	659,736
Zimmer Biomet Holdings, Inc.	3,805	569,532
Alexion Pharmaceuticals, Inc.*	5,203	562,705
Merck & Company, Inc.	5,747	522,689
Quest Diagnostics, Inc.	4,820	514,728
Encompass Health Corp.	6,762	468,404
Amgen, Inc.	1,916	461,890
Medtronic plc	3,728	422,942
Biogen, Inc.*	1,377	408,597
Bunge Ltd.	6,688	384,895
United Therapeutics Corp.*	3,933	346,419
Ingredion, Inc.	3,468	322,350
Procter & Gamble Co.	2,377	296,887
UnitedHealth Group, Inc.	956	281,045
Total Consumer, Non-cyclical		11,127,121
Energy - 8.7%
Chevron Corp.	14,772	1,780,174
ConocoPhillips	14,810	963,094
Exxon Mobil Corp.	10,984	766,464
Marathon Oil Corp.	43,193	586,561
Cabot Oil & Gas Corp. — Class A	23,279	405,287
Parsley Energy, Inc. — Class A	15,065	284,879
Range Resources Corp.	29,532	143,230
Whiting Petroleum Corp.*	15,179	111,414
Antero Resources Corp.*	14,782	42,129
Total Energy		5,083,232
Communications - 8.5%
Verizon Communications, Inc.	25,389	1,558,885
Comcast Corp. — Class A	21,839	982,100
NortonLifeLock, Inc.	32,420	827,358
Cisco Systems, Inc.	12,528	600,843
Juniper Networks, Inc.	11,549	284,452
F5 Networks, Inc.*	1,914	267,290
AT&T, Inc.	6,381	249,369
T-Mobile US, Inc.*	2,160	169,387
Total Communications		4,939,684
Technology - 8.1%
Intel Corp.	27,022	1,617,267
Micron Technology, Inc.*	18,416	990,413
Apple, Inc.	2,656	779,934
Skyworks Solutions, Inc.	5,059	611,532
Qorvo, Inc.*	3,676	427,261
Amdocs Ltd.	4,135	298,506
Total Technology		4,724,913
Consumer, Cyclical - 7.8%
Walmart, Inc.	6,845	813,460
Southwest Airlines Co.	12,524	676,046
LKQ Corp.*	13,342	476,310
Lear Corp.	3,402	466,754
PACCAR, Inc.	5,614	444,067
Walgreens Boots Alliance, Inc.	7,342	432,884
PVH Corp.	3,928	413,029
Carnival Corp.	6,345	322,516
Home Depot, Inc.	1,181	257,907
Macy's, Inc.	12,315	209,355
Total Consumer, Cyclical		4,512,328
Utilities - 7.6%
Exelon Corp.	21,163	964,821
Public Service Enterprise Group, Inc.	14,367	848,371
Edison International	7,742	583,824
Duke Energy Corp.	5,815	530,386
AES Corp.	19,964	397,284
NiSource, Inc.	13,520	376,397
Pinnacle West Capital Corp.	4,056	364,756
PPL Corp.	8,969	321,808
Total Utilities		4,387,647
Basic Materials - 5.1%
Nucor Corp.	11,063	622,626
Freeport-McMoRan, Inc.	45,644	598,849
Huntsman Corp.	21,747	525,408
Olin Corp.	24,034	414,586
Reliance Steel & Aluminum Co.	2,787	333,771
DuPont de Nemours, Inc.	4,778	306,748
Dow, Inc.	2,706	148,099
Total Basic Materials		2,950,087
Industrial - 4.4%
Eaton Corporation plc	5,260	498,227
Owens Corning	7,278	473,944
FedEx Corp.	2,821	426,563
Valmont Industries, Inc.	2,034	304,652

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 4.4% (continued)
General Electric Co.	26,811	$299,211
Knight-Swift Transportation Holdings, Inc.	7,738	277,330
Johnson Controls International plc	6,461	263,027
Total Industrial		2,542,954
Total Common Stocks
(Cost $47,841,430)		57,888,304

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[1]	243,638	243,638
Total Money Market Fund
(Cost $243,638)		243,638
Total Investments - 100.0%
(Cost $48,085,068)		$58,131,942
Other Assets & Liabilities, net - 0.0%		27,603
Total Net Assets - 100.0%		$58,159,545

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2019.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$57,888,304	$—	$—	$57,888,304
Money Market Fund	243,638	—	—	243,638
Total Assets	$58,131,942	$—	$—	$58,131,942

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MUTUAL FUNDS† - 1.0%
Guggenheim Strategy Fund II1	516,747	$12,784,325
Guggenheim Strategy Fund III[1]	443,613	10,966,124
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	875,759	8,713,805
Total Mutual Funds
(Cost $32,697,704)		32,464,254

MONEY MARKET FUND† - 1.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[2]	59,429,753	59,429,753
Total Money Market Fund
(Cost $59,429,753)		59,429,753

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4%
Residential Mortgage Backed Securities - 17.7%
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[3,4]	27,108,089	27,212,735
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	26,819,337	27,071,267
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[3]	23,000,000	22,967,499
2019-T3, 2.51% due 09/15/52[3]	19,350,000	19,338,885
2019-T5, 2.43% due 10/15/51[3]	11,000,000	11,002,840
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[3,4]	24,854,436	25,004,683
2017-5, 2.39% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	12,723,779	12,692,344
2018-2, 3.25% (WAC) due 03/25/58[3,4]	12,073,080	12,280,812
2018-1, 3.00% (WAC) due 01/25/58[3,4]	1,868,682	1,888,437
Structured Asset Securities Corporation Mortgage Loan Trust
2007-WF1, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[4]	17,225,853	16,902,205
2008-BC4, 2.42% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[4]	13,204,099	13,146,813
2006-BC3, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[4]	1,722,578	1,592,103
2006-BC4, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[4]	1,629,277	1,578,768
2007-BC1, 1.92% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37[4]	258,389	251,447
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	15,575,885	15,895,717
2019-RPL1, 4.34% due 02/26/24[3,5]	6,457,969	6,480,654
2018-1A, 4.00% (WAC) due 12/25/57[3,4]	4,048,926	4,196,775
2019-6A, 3.50% (WAC) due 09/25/59[3,4]	2,942,197	3,003,007
2017-5A, 3.29% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[3,4]	1,681,166	1,702,032
Soundview Home Loan Trust
2006-OPT5, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	20,767,584	20,230,252
2006-1, 2.09% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 02/25/36[4]	6,443,815	6,436,397
2005-OPT3, 2.26% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[4]	4,000,000	3,946,960
Home Equity Loan Trust
2007-FRE1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	19,755,017	18,639,149
Verus Securitization Trust
2019-4, 2.64% due 11/25/59[3,5]	16,885,585	16,877,424

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,4]	12,694,883	$13,024,553
2019-RM3, 2.80% (WAC) due 06/25/69[3,4]	3,785,874	3,791,063
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[3,4]	14,464,486	15,019,614
NovaStar Mortgage Funding Trust Series
2007-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	13,860,261	13,489,273
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,4]	7,322,779	7,302,653
2019-2, 2.70% (WAC) due 09/25/59[3,4]	5,933,048	5,910,064
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	10,175,085	10,171,054
2019-NQM2, 2.75% (WAC) due 11/25/59[3,4]	2,887,256	2,883,260
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[4]	12,500,000	12,485,695
Banc of America Funding Trust
2015-R2, 2.05% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,4]	10,278,000	10,086,520
2015-R4, 1.88% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[3,4]	2,202,213	2,182,103
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	8,537,806	8,318,513
2006-HE3, 2.15% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/36[4]	3,686,538	3,667,079
CIT Mortgage Loan Trust
2007-1, 3.14% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	10,674,016	10,763,802
2007-1, 3.24% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	690,914	692,852
Alternative Loan Trust
2007-OA7, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[4]	8,397,836	7,954,150
2007-OH3, 2.08% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[4]	3,386,376	3,256,808
Freddie Mac STACR Trust
2019-DNA4, 2.41% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[3,4]	8,484,355	8,484,350
2019-DNA3, 2.52% (1 Month USD LIBOR + 0.73%, Rate Floor: 0.00%) due 07/25/49[3,4]	2,370,606	2,370,605
Ocwen Master Advance Receivables Trust
2019-T2, 2.42% due 08/15/51[3]	9,000,000	9,045,464
American Home Mortgage Investment Trust
2006-3, 2.15% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.18%) due 12/25/46[4]	9,176,097	8,781,097

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
NRPL Trust
2019-3A, 3.00% due 07/25/59[3]	8,603,775	$8,571,397
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[3,4]	7,673,833	7,671,934
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 2.28% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[4]	7,250,000	7,206,141
Morgan Stanley Home Equity Loan Trust
2006-2, 2.07% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 02/25/36[4]	7,236,446	7,185,319
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 2.74% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.63%) due 06/25/35[4]	7,025,000	7,021,543
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	3,363,405	3,335,357
2006-12, 1.95% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[4]	2,951,084	2,792,686
First NLC Trust
2005-4, 2.18% (1 Month USD LIBOR + 0.39%, Rate Cap/Floor: 14.00%/0.39%) due 02/25/36[4]	5,955,025	5,966,558
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,4]	3,790,825	3,802,129
2017-3A, 2.58% (WAC) due 10/25/47[3,4]	2,044,444	2,043,189
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[4]	4,303,837	4,246,370
2006-5, 2.08% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 08/25/36[4]	1,491,088	1,489,309
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,4]	5,635,496	5,634,261
Nationstar Home Equity Loan Trust
2007-B, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	5,596,187	5,530,560
FBR Securitization Trust
2005-2, 2.54% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.50%) due 09/25/35[4]	5,233,725	5,239,715
Structured Asset Investment Loan Trust
2006-3, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[4]	4,554,579	4,442,427
2005-2, 2.53% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 03/25/35[4]	488,389	488,547
2005-1, 2.51% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 02/25/35[3,4]	193,987	194,072
JP Morgan Mortgage Acquisition Trust
2006-HE2, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	4,888,788	4,870,526
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[3,5]	4,560,718	4,601,339
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[3,4]	4,401,707	4,407,136

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[3,4]	4,359,468	$4,382,348
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/36[4]	3,838,088	3,756,988
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 2.51% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.48%) due 07/25/34[4]	3,566,486	3,575,772
CSMC Series
2015-12R, 2.32% (WAC) due 11/30/37[3,4]	3,292,352	3,279,104
2014-2R, 2.02% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	208,081	202,406
Connecticut Avenue Securities Trust
2019-R07, 2.56% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[3,4]	3,460,383	3,461,403
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.19% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[4]	3,350,000	3,258,326
LSTAR Securities Investment Trust
2019-1, 3.41% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[3,4]	3,107,006	3,107,037
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 2.81% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[4]	2,000,000	2,001,812
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.17% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[4]	1,500,000	1,487,496
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 2.08% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 01/25/36[4]	1,466,095	1,450,817
First Franklin Mortgage Loan Trust
2004-FF10, 3.07% (1 Month USD LIBOR + 1.28%, Rate Floor: 0.85%) due 07/25/34[4]	1,149,362	1,152,754
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.09% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 04/25/36[4]	1,172,562	1,132,500
Nomura Resecuritization Trust
2015-4R, 3.03% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[3,4]	980,987	961,838
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[4]	917,803	912,157
Encore Credit Receivables Trust
2005-4, 2.45% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.44%) due 01/25/36[4]	545,267	545,219
GSMSC Resecuritization Trust
2015-5R, 1.96% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[3,4]	471,225	470,030

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Residential Mortgage Backed Securities - 17.7% (continued)
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	300,230	$316,570
GSAMP Trust
2005-HE6, 2.23% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[4]	150,602	150,862
Morgan Stanley Re-REMIC Trust
2010-R5, 5.58% due 06/26/36[3]	99,288	91,935
Total Residential Mortgage Backed Securities		582,457,666
Government Agency - 6.2%
Fannie Mae
2.50% due 11/01/49	34,250,000	33,872,667
2.34% due 11/01/22	28,700,000	28,897,524
3.59% due 02/01/29	10,200,000	10,724,114
2.63% due 09/01/21	7,150,000	7,196,729
3.01% due 12/01/27	4,600,000	4,813,816
2.24% due 11/01/22	4,561,215	4,583,589
1.95% due 11/01/20	4,550,000	4,538,065
2.99% due 03/01/30	4,000,000	4,194,124
3.71% due 03/01/31	3,000,000	3,272,114
3.13% due 01/01/30	3,050,000	3,201,673
3.23% due 01/01/30	2,912,947	3,086,585
3.12% due 01/01/30	2,905,439	3,071,260
3.21% due 08/01/27	2,144,188	2,248,532
3.17% due 01/01/30	1,700,000	1,796,926
3.22% due 01/01/30	1,300,000	1,379,773
2.25% due 07/01/21	966,929	967,499
Freddie Mac Seasoned Credit Risk Transfer Trust
2018-1, 2.75% due 05/25/57[5]	24,746,571	25,205,942
2017-4, 3.25% due 06/25/57	15,864,035	16,348,888
2017-4, 3.50% due 06/25/57	8,130,357	8,443,902
2017-3, 3.00% due 07/25/56	857,418	873,763
Freddie Mac Multifamily Structured Pass Through Certificates
2018-K074, 3.60% due 02/25/28	14,000,000	15,127,172
2017-KGX1, 3.00% due 10/25/27	14,000,000	14,569,505
2018-K078, 3.92% due 06/25/28	3,350,000	3,693,906
2013-K035, 0.52% (WAC) due 08/25/23[4,6]	105,033,160	1,261,490
Total Government Agency		203,369,558
Commercial Mortgage Backed Securities - 2.5%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[3]	15,800,000	15,793,362
Americold LLC Trust
2010-ARTA, 6.81% due 01/14/29[3]	8,995,000	9,213,555
2010-ARTA, 7.44% due 01/14/29[3]	3,500,000	3,594,938
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.06% (WAC) due 07/15/50[4,6]	25,526,608	1,548,939
2016-C37, 0.99% (WAC) due 12/15/49[4,6]	37,375,262	1,531,646
2017-C42, 0.89% (WAC) due 12/15/50[4,6]	14,868,442	875,833
2015-LC22, 0.78% (WAC) due 09/15/58[4,6]	22,602,952	807,203
2017-RB1, 1.27% (WAC) due 03/15/50[4,6]	9,891,487	742,790
2016-NXS5, 1.50% (WAC) due 01/15/59[4,6]	6,708,433	399,508
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP2, 1.83% (WAC) due 08/15/49[4,6]	37,365,974	3,610,084
COMM Mortgage Trust
2015-CR24, 0.77% (WAC) due 08/10/48[4,6]	64,229,780	2,342,807
2018-COR3, 0.45% (WAC) due 05/10/51[4,6]	35,585,985	1,191,209

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Commercial Mortgage Backed Securities - 2.5% (continued)
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.12% (WAC) due 02/15/50[4,6]	33,240,137	$2,001,415
2016-UB10, 1.96% (WAC) due 07/15/49[4,6]	18,792,373	1,459,324
DBJPM Mortgage Trust
2017-C6, 1.03% (WAC) due 06/10/50[4,6]	62,479,455	3,380,688
Morgan Stanley Capital I Trust
2014-MP, 3.69% (WAC) due 08/11/33[3,4]	2,365,000	2,418,166
2014-MP, 3.47% due 08/11/33[3]	800,000	814,910
BENCHMARK Mortgage Trust
2018-B2, 0.42% (WAC) due 02/15/51[4,6]	123,361,340	3,119,167
UBS Commercial Mortgage Trust
2017-C2, 1.09% (WAC) due 08/15/50[4,6]	30,938,053	1,957,806
2017-C5, 1.02% (WAC) due 11/15/50[4,6]	13,895,048	790,200
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.92% (WAC) due 12/15/47[4,6]	34,312,775	1,463,989
2017-C34, 0.82% (WAC) due 11/15/52[4,6]	24,488,027	1,217,819
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.82% (WAC) due 12/15/49[4,6]	39,205,858	1,797,659
2016-C2, 1.67% (WAC) due 06/15/49[4,6]	8,723,851	582,673
2017-C5, 0.94% (WAC) due 03/15/50[4,6]	3,552,254	197,151
BANK
2017-BNK7, 0.79% (WAC) due 09/15/60[4,6]	34,449,685	1,579,759
2017-BNK6, 0.86% (WAC) due 07/15/60[4,6]	15,318,215	738,148
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[3,4]	2,200,000	2,214,866
Bancorp Commercial Mortgage Trust
2018-CR3, 2.99% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[3,4]	2,200,000	2,202,569
CSAIL Commercial Mortgage Trust
2019-C15, 1.05% (WAC) due 03/15/52[4,6]	19,971,351	1,487,049
2016-C6, 1.90% (WAC) due 01/15/49[4,6]	7,572,529	646,074
BBCMS Mortgage Trust
2018-C2, 0.77% (WAC) due 12/15/51[4,6]	29,922,070	1,725,420
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[3]	1,300,000	1,330,031
CD Mortgage Trust
2017-CD6, 0.96% (WAC) due 11/13/50[4,6]	14,713,683	771,102
2016-CD1, 1.41% (WAC) due 08/10/49[4,6]	6,890,899	491,296
CD Commercial Mortgage Trust
2017-CD4, 1.31% (WAC) due 05/10/50[4,6]	17,034,971	1,184,007
CGMS Commercial Mortgage Trust
2017-B1, 0.84% (WAC) due 08/15/50[4,6]	22,144,212	1,078,328
Citigroup Commercial Mortgage Trust
2016-C2, 1.77% (WAC) due 08/10/49[4,6]	6,632,039	605,229
2016-GC37, 1.76% (WAC) due 04/10/49[4,6]	3,708,601	317,149
Americold LLC
2010-ARTA, 4.95% due 01/14/29[3]	840,000	852,549
GS Mortgage Securities Trust
2017-GS6, 1.04% (WAC) due 05/10/50[4,6]	11,515,696	760,537
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.76% (WAC) due 01/15/47[4,6]	23,337,080	599,401

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 26.4% (continued)
Commercial Mortgage Backed Securities - 2.5% (continued)
GE Business Loan Trust
2007-1A, 1.91% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[3,4]	205,942	$201,972
Total Commercial Mortgage Backed Securities		81,638,327
Total Collateralized Mortgage Obligations
(Cost $856,706,855)		867,465,551

FOREIGN GOVERNMENT DEBT†† - 25.2%
Government of Japan
due 01/10/20[7]	JPY	11,558,600,000	106,376,179
due 01/20/20[7]	JPY	5,903,000,000	54,328,908
0.10% due 06/01/20	JPY	3,700,800,000	34,089,551
0.10% due 09/01/20	JPY	3,432,000,000	31,632,478
0.10% due 07/01/21	JPY	1,755,000,000	16,207,032
0.10% due 06/20/20	JPY	1,397,000,000	12,870,127
0.10% due 04/15/20	JPY	1,204,700,000	11,094,203
2.20% due 06/22/20	JPY	55,850,000	519,591
Federative Republic of Brazil
due 04/01/20[7]	BRL	173,420,000	42,747,344
due 07/01/21[7]	BRL	179,720,000	41,686,365
due 07/01/20[7]	BRL	70,200,000	17,127,576
Government of United Kingdom
due 01/27/20[7]	GBP	44,790,000	59,301,705
due 01/13/20[7]	GBP	30,120,000	39,890,217
Kingdom of Spain
due 01/17/20[7]	EUR	51,969,000	58,320,005
0.75% due 07/30/21	EUR	32,750,000	37,427,889
State of Israel
0.50% due 01/31/21	ILS	114,000,000	33,174,915
1.00% due 04/30/21	ILS	90,090,000	26,407,899
5.00% due 01/31/20	ILS	65,800,000	19,122,797
5.50% due 01/31/22	ILS	52,470,000	16,867,032
United Mexican States
due 02/27/20[7]	MXN	990,880,000	51,804,071
due 01/02/20[7]	MXN	577,111,000	30,511,672
due 01/16/20[7]	MXN	125,120,000	6,596,492
Republic of France
due 01/08/20[7]	EUR	42,940,000	48,178,481
Republic of Portugal
due 01/17/20[7]	EUR	24,980,000	28,031,875
Ontario T-Bill
due 01/02/20[7]	CAD	1,859,000	1,431,975
Total Foreign Government Debt
(Cost $815,776,104)			825,746,379

ASSET-BACKED SECURITIES†† - 23.0%
Collateralized Loan Obligations - 12.5%
MP CLO VIII Ltd.
2018-2A, 2.85% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	30,300,000	30,241,545
ALM XII Ltd.
2018-12A, 2.89% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[3,4]	28,957,845	28,947,525
Golub Capital Partners CLO Ltd.
2018-36A, 3.19% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	27,500,000	26,907,381
Shackleton CLO Ltd.
2017-8A, 2.89% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[3,4]	23,000,000	22,963,770
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,4]	21,850,000	21,815,086
2012-1A, 4.91% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[3,4]	464,709	465,695
Figueroa CLO Ltd.
2018-2A, 2.76% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[3,4]	21,227,844	21,179,417
Palmer Square Loan Funding Ltd.
2018-4A, 2.81% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,4]	8,168,674	8,171,301
2019-3A, 2.75% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,4]	6,402,364	6,389,357

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.0% (continued)
Collateralized Loan Obligations - 12.5% (continued)
2018-4A, 3.36% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[3,4]	3,500,000	$3,486,789
Venture XII CLO Ltd.
2018-12A, 2.71% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[3,4]	17,873,385	17,843,396
NewStar Clarendon Fund CLO LLC
2019-1A, 3.24% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	17,191,673	17,177,784
Telos CLO Ltd.
2017-6A, 3.27% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[3,4]	17,038,813	17,044,861
Mountain View CLO Ltd.
2018-1A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	17,014,968	16,992,963
Garrison BSL CLO Ltd.
2018-1A, 2.95% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[3,4]	15,770,000	15,799,558
Flagship CLO VIII Ltd.
2018-8A, 2.85% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/16/26[3,4]	14,873,986	14,856,057
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 2.72% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,4]	14,310,858	14,282,619
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.30% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	13,450,000	13,176,352
Crown Point CLO III Ltd.
2017-3A, 2.91% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[3,4]	8,351,839	8,349,761
NXT Capital CLO LLC
2017-1A, 3.67% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[3,4]	7,700,000	7,700,882
West CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[3,4]	7,465,440	7,458,465
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.24% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[3,4]	6,600,000	6,458,226
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.53% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[3,4]	6,500,000	6,316,750
KVK CLO Ltd.
2018-1A, 2.60% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 05/20/29[3,4]	3,409,086	3,407,222
2017-1A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,4]	2,600,000	2,594,382
Diamond CLO Ltd.
2018-1A, 3.45% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[3,4]	6,000,000	5,982,707
Marathon CLO V Ltd.
2017-5A, 2.77% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	5,834,951	5,818,672

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.0% (continued)
Collateralized Loan Obligations - 12.5% (continued)
Seneca Park CLO Limited
2017-1A, 3.50% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[3,4]	4,000,000	$4,004,898
2017-1A, 3.12% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[3,4]	1,145,694	1,147,320
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[3]	4,500,000	4,595,240
Monroe Capital CLO Ltd.
2017-1A, 3.30% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[3,4]	4,228,171	4,229,127
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[3]	4,000,000	4,067,270
BSPRT Issuer Ltd.
2018-FL3, 2.79% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,4]	4,000,000	4,000,651
TCP Waterman CLO Ltd.
2016-1A, 3.94% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[3,4]	4,000,000	3,999,103
HPS Loan Management Ltd.
2019-19, 2.87% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/25/30[3,4]	4,000,000	3,997,896
Avery Point V CLO Ltd.
2017-5A, 2.98% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[3,4]	3,826,196	3,823,345
Marathon CLO VII Ltd.
2017-7A, 3.59% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[3,4]	3,000,000	3,001,985
Newstar Commercial Loan Funding LLC
2017-1A, 4.41% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[3,4]	3,000,000	2,999,375
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.46% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	2,982,000	2,961,757
ACIS CLO Ltd.
2014-4A, 3.33% (3 Month USD LIBOR + 1.42%, Rate Floor: 0.00%) due 05/01/26[3,4]	2,700,027	2,699,163
Northwoods Capital XII-B Ltd.
2018-12BA, 2.64% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31[3,4]	2,625,000	2,622,005
Oaktree CLO Ltd.
2017-1A, 2.84% (3 Month USD LIBOR + 0.87%) due 10/20/27[3,4]	2,000,000	1,998,175
Cent CLO Ltd.
2013-19A, 3.26% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[3,4]	1,885,557	1,885,264
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,8]	1,500,000	1,296,709
California Street CLO XII Ltd.
2017-12A, 3.50% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[3,4]	1,250,000	1,251,654
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,8]	1,000,000	841,806
Treman Park CLO Ltd.
2015-1A, due 10/20/28[3,8]	1,000,000	811,970

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.0% (continued)
Collateralized Loan Obligations - 12.5% (continued)
LCM XXII Ltd.
2018-22A, 2.57% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 10/20/28[3,4]	722,222	$721,808
VMC Finance LLC
2018-FL1, 2.56% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 03/15/35[3,4]	169,571	169,191
Mountain Hawk II CLO Ltd.
2018-2A, 2.79% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[3,4]	97,283	97,272
LMREC, Inc.
2016-CRE2, 3.48% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 11/24/31[3,4]	67,564	67,815
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,9]	500,000	67,000
Total Collateralized Loan Obligations		409,186,322
Financial - 3.6%
Station Place Securitization Trust
2019-8, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[3,4]	35,800,000	35,799,975
2019-6, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,3,4	18,500,000	18,500,000
2019-5, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,3,4	10,800,000	10,800,000
2019-9, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,3,4	7,200,000	7,200,000
2019-2, 2.33% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[3,4]	5,400,000	5,401,034
2019-WL1, 2.44% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52[3,4]	5,000,000	5,000,750
Barclays Bank plc
GMTN, 2.31% (1 Month USD LIBOR + 0.60%) due 06/02/20[3,4]	16,450,000	16,470,590
GMTN, 2.48% (1 Month USD LIBOR + 0.68%) due 07/31/20[3,4]	13,950,000	13,976,412
Madison Avenue Secured Funding Trust
2019-1, 3.22% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[3,4]	6,200,000	6,200,434
Total Financial		119,349,195
Transport-Aircraft - 2.8%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	17,993,230	18,338,471
2018-1A, 3.84% due 01/16/38[3]	1,385,186	1,388,953
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	9,982,161	10,147,181
2017-1, 3.97% due 07/15/42	4,079,377	4,134,278
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	13,233,070	13,458,639
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	9,910,849	10,018,051
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	9,153,900	9,317,770
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	7,219,197	7,232,062
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	4,856,219	4,852,546
AASET Trust
2017-1A, 3.97% due 05/16/42[3]	4,102,611	4,136,223
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,4]	3,504,776	3,448,227
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	2,309,541	2,317,809
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[3]	664,663	664,641

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 23.0% (continued)
Transport-Aircraft - 2.8% (continued)
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	672,011	$655,786
Total Transport-Aircraft		90,110,637
Automotive - 1.2%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[3]	31,572,000	31,607,408
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[3]	7,500,000	7,508,826
Total Automotive		39,116,234
Transport-Container - 1.1%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[3]	12,380,921	12,344,828
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[3]	7,502,808	7,557,366
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[3]	5,880,000	5,898,440
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[3]	5,258,333	5,254,161
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[3]	4,479,491	4,496,287
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[3]	1,473,333	1,472,901
Total Transport-Container		37,023,983
Net Lease - 0.9%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[3]	15,985,656	16,107,425
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[3]	10,450,333	10,628,077
2015-1A, 3.75% due 04/20/45[3]	1,758,000	1,760,528
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[3]	957,364	955,710
Total Net Lease		29,451,740
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	11,650,000	11,696,025
2016-3A, 3.85% due 10/28/33[3]	1,500,000	1,506,669
Putnam Structured Product Funding Ltd.
2003-1A, 2.74% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[3,4]	696,760	689,888
Total Collateralized Debt Obligations		13,892,582
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[3]	7,313,811	7,404,503
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[3]	3,141,333	3,239,353
Total Infrastructure		10,643,856
Whole Business - 0.2%
Domino's Pizza Master Issuer LLC
2017-1A, 3.19% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[3,4]	5,145,000	5,148,756
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[3]	281,179	281,618
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[3]	45,510	45,507
Total Whole Business		5,475,881
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[3]	519,595	519,677
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	401,250	403,173
Total Asset-Backed Securities
(Cost $755,000,536)		755,173,280

CORPORATE BONDS†† - 17.5%
Financial - 8.5%
Santander UK plc
2.53% (3 Month USD LIBOR + 0.62%) due 06/01/21[4]	30,740,000	30,845,887

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 17.5% (continued)
Financial - 8.5% (continued)
Wells Fargo & Co.
2.83% (3 Month USD LIBOR + 0.93%) due 02/11/22[4]	29,450,000	$29,651,339
Capital One Financial Corp.
2.66% (3 Month USD LIBOR + 0.76%) due 05/12/20[4]	22,900,000	22,942,939
Mitsubishi UFJ Financial Group, Inc.
2.59% (3 Month USD LIBOR + 0.65%) due 07/26/21[4]	11,450,000	11,500,176
2.95% (3 Month USD LIBOR + 1.06%) due 09/13/21[4]	5,990,000	6,054,654
3.79% (3 Month USD LIBOR + 1.88%) due 03/01/21[4]	453,000	461,148
Citibank North America
2.50% (3 Month USD LIBOR + 0.57%) due 07/23/21[4]	16,390,000	16,459,927
Sumitomo Mitsui Banking Corp.
2.35% (3 Month USD LIBOR + 0.35%) due 01/17/20[4]	15,450,000	15,453,011
Svenska Handelsbanken AB
2.38% (3 Month USD LIBOR + 0.47%) due 05/24/21[4]	13,500,000	13,543,217
3.35% due 05/24/21	1,179,000	1,202,269
UBS Group AG
2.95% due 09/24/20[3]	7,670,000	7,723,641
3.77% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[3,4]	5,700,000	5,806,963
3.38% (3 Month USD LIBOR + 1.44%) due 09/24/20[3,4]	1,000,000	1,009,150
Synchrony Bank
2.59% (3 Month USD LIBOR + 0.63%) due 03/30/20[4]	14,450,000	14,460,710
JPMorgan Chase & Co.
2.59% (3 Month USD LIBOR + 0.68%) due 06/01/21[4]	8,100,000	8,113,146
2.40% due 06/07/21	3,578,000	3,601,600
Credit Agricole S.A.
2.86% (3 Month USD LIBOR + 0.97%) due 06/10/20[3,4]	11,550,000	11,592,851
Credit Suisse AG NY
2.33% (3 Month USD LIBOR + 0.40%) due 07/31/20[4]	10,190,000	10,204,560
Standard Chartered Bank
2.30% (3 Month USD LIBOR + 0.40%) due 08/04/20[4]	10,170,000	10,181,947
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[3]	10,000,000	10,049,002
Lloyds Bank plc
2.38% (3 Month USD LIBOR + 0.49%) due 05/07/21[4]	8,050,000	8,076,201
Citizens Bank North America/Providence RI
2.49% (3 Month USD LIBOR + 0.57%) due 05/26/20[4]	8,050,000	8,063,808
Morgan Stanley
5.50% due 07/24/20	4,951,000	5,050,912
2.87% (3 Month USD LIBOR + 0.98%) due 06/16/20[4]	1,650,000	1,655,438
Westpac Banking Corp.
2.83% (3 Month USD LIBOR + 0.85%) due 01/11/22[4]	5,000,000	5,056,603
Bank of America Corp.
2.75% (3 Month USD LIBOR + 0.65%) due 10/01/21[4]	4,200,000	4,211,940
Essex Portfolio, LP
5.20% due 03/15/21	2,650,000	2,728,366
Lloyds Bank Corporate Markets plc NY
2.26% (3 Month USD LIBOR + 0.37%) due 08/05/20[4]	2,070,000	2,072,056
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,994,000	2,025,396
Sumitomo Mitsui Financial Group, Inc.
3.57% (3 Month USD LIBOR + 1.68%) due 03/09/21[4]	1,000,000	1,016,395
3.11% (3 Month USD LIBOR + 1.14%) due 10/19/21[4]	702,000	711,854
Assurant, Inc.
3.20% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	1,592,000	1,592,185
Mizuho Financial Group, Inc.
3.03% (3 Month USD LIBOR + 1.14%) due 09/13/21[4]	1,500,000	1,517,938

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 17.5% (continued)
Financial - 8.5% (continued)
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	1,180,000	$1,181,461
Goldman Sachs Group, Inc.
3.09% (3 Month USD LIBOR + 1.20%) due 09/15/20[4]	1,000,000	1,006,405
UBS AG
2.39% (3 Month USD LIBOR + 0.48%) due 12/01/20[3,4]	1,000,000	1,002,550
Total Financial		277,827,645
Consumer, Non-cyclical - 4.5%
Express Scripts Holding Co.
2.66% (3 Month USD LIBOR + 0.75%) due 11/30/20[4]	21,875,000	21,878,407
Zimmer Biomet Holdings, Inc.
2.65% (3 Month USD LIBOR + 0.75%) due 03/19/21[4]	11,050,000	11,051,083
2.70% due 04/01/20	9,780,000	9,786,356
General Mills, Inc.
2.54% (3 Month USD LIBOR + 0.54%) due 04/16/21[4]	20,750,000	20,816,987
Mondelez International, Inc.
3.00% due 05/07/20	11,330,000	11,362,514
Allergan Funding SCS
3.14% (3 Month USD LIBOR + 1.26%) due 03/12/20[4]	11,300,000	11,321,220
CVS Health Corp.
2.61% (3 Month USD LIBOR + 0.72%) due 03/09/21[4]	9,200,000	9,256,412
2.52% (3 Month USD LIBOR + 0.63%) due 03/09/20[4]	894,000	894,709
Biogen, Inc.
2.90% due 09/15/20	9,700,000	9,771,297
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	9,700,000	9,723,878
Molson Coors Beverage Co.
2.25% due 03/15/20	9,700,000	9,695,862
Coca-Cola European Partners plc
3.50% due 09/15/20	7,000,000	7,063,515
Reynolds American, Inc.
6.88% due 05/01/20	4,802,000	4,878,743
Anthem, Inc.
4.35% due 08/15/20	4,180,000	4,239,757
Cigna Corp.
2.55% (3 Month USD LIBOR + 0.65%) due 09/17/21[4]	4,100,000	4,100,230
Zoetis, Inc.
3.45% due 11/13/20	2,180,000	2,203,522
Conagra Brands, Inc.
2.70% (3 Month USD LIBOR + 0.75%) due 10/22/20[4]	850,000	850,077
Constellation Brands, Inc.
2.25% due 11/06/20	380,000	380,769
Total Consumer, Non-cyclical		149,275,338
Energy - 1.5%
Equities Corp.
2.87% (3 Month USD LIBOR + 0.77%) due 10/01/20[4]	11,450,000	11,418,380
Marathon Petroleum Corp.
3.40% due 12/15/20	9,800,000	9,911,562
Phillips 66
2.52% (3 Month USD LIBOR + 0.60%) due 02/26/21[4]	8,700,000	8,700,521
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	7,600,000	7,811,986
Occidental Petroleum Corp.
2.60% due 08/13/21	6,650,000	6,699,208
Reliance Holding USA, Inc.
4.50% due 10/19/20[3]	2,000,000	2,031,700
Energy Transfer Operating, LP
7.50% due 10/15/20	1,754,000	1,822,808
Florida Gas Transmission Company LLC
5.45% due 07/15/20[3]	800,000	813,450
Total Energy		49,209,615
Industrial - 1.4%
Siemens Financieringsmaatschappij N.V.
2.50% (3 Month USD LIBOR + 0.61%) due 03/16/22[3,4]	20,410,000	20,503,975
Aviation Capital Group LLC
2.88% due 01/20/22[3]	8,000,000	8,057,634
7.13% due 10/15/20[3]	2,500,000	2,594,376
Rolls-Royce plc
2.38% due 10/14/20[3]	6,550,000	6,575,034
Textron, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 11/10/20[4]	5,700,000	5,700,224
Molex Electronic Technologies LLC
2.88% due 04/15/20[3]	1,030,000	1,031,378
Total Industrial		44,462,621
Communications - 0.6%
Telefonica Emisiones S.A.
5.13% due 04/27/20	9,600,000	9,690,888

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 17.5% (continued)
Communications - 0.6% (continued)
Deutsche Telekom International Finance BV
2.58% (3 Month USD LIBOR + 0.58%) due 01/17/20[3,4]	9,400,000	$9,402,344
Total Communications		19,093,232
Technology - 0.6%
International Business Machines Corp.
2.80% due 05/13/21	9,550,000	9,678,195
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	9,165,000	9,165,410
Total Technology		18,843,605
Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.
2.41% (3 Month USD LIBOR + 0.45%) due 09/28/20[4]	10,010,000	10,024,014
PSEG Power LLC
5.13% due 04/15/20	1,290,000	1,301,487
Total Utilities		11,325,501
Basic Materials - 0.1%
Georgia-Pacific LLC
5.40% due 11/01/20[3]	3,159,000	3,246,689
Total Corporate Bonds
(Cost $571,549,603)		573,284,246

U.S. GOVERNMENT SECURITIES†† - 0.5%
U.S. Treasury Notes
2.38% due 03/15/22	15,262,000	15,526,104
Total U.S. Government Securities
(Cost $15,338,048)		15,526,104

SENIOR FLOATING RATE INTERESTS††,4 - 0.0%
Technology - 0.0%
Neustar, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	105,208	96,765
Financial - 0.0%
Masergy Holdings, Inc.
5.19% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/15/23	79,486	78,162
Total Senior Floating Rate Interests
(Cost $183,726)		174,927

REPURCHASE AGREEMENTS††,10 - 3.8%
Societe Generale
issued 09/10/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	15,000,000	15,000,000
issued 11/26/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	12,835,000	12,835,000
issued 12/05/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	11,000,000	11,000,000
issued 07/26/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	8,000,000	8,000,000
issued 10/11/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	4,865,000	4,865,000
BNP Paribas
issued 12/13/19 at 2.10% due 03/16/20	22,320,000	22,320,000
issued 12/30/19 at 2.07% due 02/03/20	12,757,612	12,757,612
Deutsche Bank AG
issued 11/07/19 at 2.28% due 02/07/20	21,150,000	21,150,000
issued 11/19/19 at 2.28% due 02/07/20	2,681,000	2,681,000
issued 11/12/19 at 2.28% due 02/07/20	1,455,000	1,455,000
Barclays Capital, Inc.
issued 12/27/19 at 2.03% (1 Month USD LIBOR + 0.25%) due 02/03/20[4]	11,008,025	11,008,025
Total Repurchase Agreements
(Cost $123,071,637)		123,071,637

COMMERCIAL PAPER†† - 0.5%
Nasdaq, Inc.
2.15% due 01/09/20[3,11]	15,000,000	14,992,833
Total Commercial Paper
(Cost $14,992,833)		14,992,833

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Put options on:
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	772,000,000	$1,351,000
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	296,000,000	328,560
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	115,000,000	201,250
Total OTC Options Purchased
(Cost $2,446,140)		1,880,810
Total Investments - 99.7%
(Cost $3,247,192,939)		$3,269,209,774

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS SOLD SHORT†† - (1.0)%
Government Agency - (1.0)%
Fannie Mae
2.50% due 01/15/20	34,250,000	(33,861,844)
Total Collateralized Mortgage Obligations Sold Short
(Cost $33,826,375)		(33,861,844)
Other Assets & Liabilities, net - 1.3%		42,843,056
Total Net Assets - 100.0%		$3,278,190,986

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$539,980,000	$(13,642,438)	$(5,048,780)	$(8,593,658)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	$37,820,000	$(1,012,768)	$(6,339)	$(1,006,429)
Goldman Sachs International	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	87,130,000	(2,333,224)	(111,289)	(2,221,935)
						$(3,345,992)	$(117,628)	$(3,228,364)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$13,030,000	$35,401	$271	$35,130
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	55,487,000	21,832	15,089	6,743
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.46%	Annually	09/17/21	216,600,000	15,819	716	15,103
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	8,574,000	5,940	3,646	2,294
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	5,235,000	3,990	2,570	1,420
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	5,268,000	3,597	2,204	1,393
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	5,268,000	(3,596)	23	(3,619)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	5,235,000	(3,991)	22	(4,013)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	8,574,000	(5,939)	23	(5,962)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	55,487,000	(21,832)	19	(21,851)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.40%	Annually	12/13/21	54,950,000	(51,831)	425	(52,256)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	09/30/21	43,200,000	(63,388)	355	(63,743)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.36%	Annually	12/09/21	46,500,000	(76,186)	401	(76,587)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.23%	Annually	08/22/21	44,400,000	(176,537)	336	(176,873)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.31%	Annually	11/25/21	98,600,000	(255,158)	517	(255,675)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	177,800,000	(279,573)	715	(280,288)
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	1.58%	Quarterly	08/14/21	139,000,000	(293,119)	523	(293,642)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.33%	Annually	11/29/21	133,700,000	(300,757)	604	(301,361)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.10%	Annually	08/28/24	84,270,000	(1,492,647)	632	(1,493,279)
								$(2,937,975)	$29,091	$(2,967,066)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.34% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$13,493,269	$(67,122)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Goldman Sachs International	9,246,900,000	JPY	01/10/20	$86,247,131	$85,132,953	$1,114,178
Bank of America, N.A.	5,903,000,000	JPY	01/21/20	55,487,146	54,381,293	1,105,853
JPMorgan Chase Bank, N.A.	3,433,716,000	JPY	09/01/20	32,638,955	32,043,647	595,308
Citibank N.A., New York	3,193,596,000	JPY	06/01/20	30,212,631	29,644,082	568,549
Goldman Sachs International	15,990,000	EUR	01/17/20	18,463,952	17,956,463	507,489
Goldman Sachs International	38,600,000	BRL	07/01/20	10,023,371	9,561,556	461,815
Goldman Sachs International	26,208,000	EUR	04/30/20	30,055,335	29,624,636	430,699
Citibank N.A., New York	912,456,000	JPY	07/01/21	8,984,580	8,658,638	325,942
Barclays Bank plc	22,399,000	EUR	01/17/20	25,478,844	25,153,648	325,196
Citibank N.A., New York	31,600,000	BRL	07/01/20	8,139,296	7,827,595	311,701
Barclays Bank plc	843,421,500	JPY	07/01/21	8,292,415	8,003,544	288,871
Citibank N.A., New York	2,311,700,000	JPY	01/10/20	21,553,709	21,283,008	270,701
Bank of America, N.A.	1,397,698,500	JPY	06/22/20	13,219,507	12,989,275	230,232
Bank of America, N.A.	13,152,400	EUR	06/15/20	15,124,931	14,909,660	215,271
Bank of America, N.A.	1,205,302,350	JPY	04/15/20	11,368,739	11,158,425	210,314
Goldman Sachs International	11,224,080	EUR	06/15/20	12,914,202	12,723,702	190,500
JPMorgan Chase Bank, N.A.	509,054,400	JPY	06/01/20	4,811,251	4,725,222	86,029
Goldman Sachs International	56,471,082	JPY	06/22/20	534,437	524,804	9,633
Goldman Sachs International	11,989,250	EUR	07/30/21	13,927,012	13,921,401	5,611
JPMorgan Chase Bank, N.A.	1,716,000	JPY	03/02/20	16,126	15,846	280
Citibank N.A., New York	456,000	JPY	07/01/20	4,405	4,240	165
Citibank N.A., New York	456,000	JPY	01/06/20	4,361	4,197	164
Citibank N.A., New York	456,000	JPY	01/04/21	4,450	4,287	163
Barclays Bank plc	421,500	JPY	07/01/20	4,066	3,919	147
Barclays Bank plc	421,500	JPY	01/06/20	4,026	3,880	146
Barclays Bank plc	421,500	JPY	01/04/21	4,106	3,962	144
Goldman Sachs International	89,250	EUR	07/30/20	101,451	101,462	(11)
Bank of America, N.A.	54,148	ILS	04/30/20	15,495	15,821	(326)
Citibank N.A., New York	124,340	ILS	04/30/20	35,729	36,329	(600)
JPMorgan Chase Bank, N.A.	156,375	EUR	07/30/20	176,707	177,771	(1,064)
Deutsche Bank AG	40,506,828	KRW	05/07/21	34,430	35,545	(1,115)
Deutsche Bank AG	41,872,227	KRW	02/04/21	35,500	36,643	(1,143)
Deutsche Bank AG	41,872,227	KRW	11/04/20	35,395	36,546	(1,151)
Deutsche Bank AG	41,872,227	KRW	08/05/20	35,288	36,452	(1,164)
Deutsche Bank AG	40,961,962	KRW	05/11/20	34,401	35,569	(1,168)
Deutsche Bank AG	41,872,227	KRW	02/05/20	35,054	36,272	(1,218)
Bank of America, N.A.	686,075	ILS	01/31/20	196,837	199,264	(2,427)
Goldman Sachs International	724,881	ILS	04/30/20	208,691	211,790	(3,099)
Bank of America, N.A.	684,200	ILS	02/01/21	199,913	203,376	(3,463)
Citibank N.A., New York	12,880,000	MXN	02/27/20	660,506	675,730	(15,224)
JPMorgan Chase Bank, N.A.	1,730,000	CAD	01/03/20	1,307,820	1,332,727	(24,907)
Citibank N.A., New York	1,859,000	CAD	01/02/20	1,400,685	1,432,104	(31,419)
Bank of America, N.A.	5,454,000	ILS	04/30/21	1,586,156	1,627,996	(41,840)
JPMorgan Chase Bank, N.A.	18,300,000	BRL	07/01/21	4,347,310	4,401,979	(54,669)
JPMorgan Chase Bank, N.A.	4,000,000	CAD	01/08/20	3,025,167	3,081,553	(56,386)
Citibank N.A., New York	4,500,000	CAD	01/09/20	3,389,814	3,466,770	(76,956)
Bank of America, N.A.	13,124,200	ILS	01/31/22	3,890,958	3,968,588	(77,630)
Citibank N.A., New York	12,524,000	ILS	04/30/21	3,658,244	3,738,362	(80,118)
Citibank N.A., New York	93,700,000	MXN	04/23/20	4,764,447	4,875,750	(111,303)
JPMorgan Chase Bank, N.A.	21,006,375	EUR	07/30/21	24,244,928	24,391,699	(146,771)
Citibank N.A., New York	87,581,000	MXN	01/02/20	4,458,297	4,632,249	(173,952)
Goldman Sachs International	125,120,000	MXN	01/16/20	6,356,884	6,604,274	(247,390)
Goldman Sachs International	40,300,000	BRL	07/01/21	9,441,256	9,693,976	(252,720)
Citibank N.A., New York	206,200,000	MXN	04/08/20	10,496,844	10,753,257	(256,413)
Goldman Sachs International	42,231,650	ILS	01/31/22	12,500,228	12,770,303	(270,075)
Citibank N.A., New York	121,120,000	BRL	07/01/21	28,823,147	29,134,847	(311,700)
Citibank N.A., New York	64,400,000	BRL	01/02/20	15,691,327	16,038,252	(346,925)
Bank of America, N.A.	19,400,000	CAD	01/16/20	14,587,793	14,946,327	(358,534)
Citibank N.A., New York	20,255,000	CAD	01/16/20	15,245,695	15,605,044	(359,349)
Goldman Sachs International	73,012,900	ILS	04/30/21	21,378,671	21,794,049	(415,378)
Deutsche Bank AG	15,684,387,227	KRW	08/04/21	13,375,736	13,800,332	(424,596)
Morgan Stanley Capital Services LLC	173,420,000	BRL	04/01/20	42,530,495	43,082,201	(551,706)
Goldman Sachs International	116,779,244	ILS	02/01/21	34,113,577	34,712,131	(598,554)
Morgan Stanley Capital Services LLC	38,560,000	EUR	01/17/20	42,615,787	43,302,141	(686,354)
Citibank N.A., New York	541,950,000	MXN	04/02/20	27,568,227	28,287,188	(718,961)
BNP Paribas	42,940,000	EUR	01/08/20	47,432,994	48,192,526	(759,532)
Goldman Sachs International	489,530,000	MXN	01/02/20	24,945,839	25,891,742	(945,903)
Citibank N.A., New York	30,120,000	GBP	01/13/20	38,966,723	39,913,061	(946,338)
Goldman Sachs International	71,861,650	ILS	01/31/20	19,871,410	20,871,557	(1,000,147)
Citibank N.A., New York	44,790,000	GBP	01/27/20	58,080,313	59,378,085	(1,297,772)
Goldman Sachs International	978,000,000	MXN	02/27/20	49,318,218	51,309,288	(1,991,070)
						$(6,393,440)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation
Morgan Stanley Capital Services LLC	39,655,000	CAD	01/16/20	$30,106,496	$30,551,371	$444,875
Goldman Sachs International	41,900,000	BRL	01/02/20	10,117,596	10,434,826	317,230
Morgan Stanley Capital Services LLC	22,500,000	BRL	01/02/20	5,404,627	5,603,427	198,800
JPMorgan Chase Bank, N.A.	24,376,480	EUR	06/15/20	27,439,726	27,633,362	193,636
Goldman Sachs International	26,208,000	EUR	04/30/20	29,454,988	29,624,636	169,648
JPMorgan Chase Bank, N.A.	541,950,000	MXN	04/02/20	28,211,134	28,287,188	76,054
BNP Paribas	4,500,000	CAD	01/09/20	3,416,279	3,466,770	50,491
JPMorgan Chase Bank, N.A.	4,000,000	CAD	01/08/20	3,036,627	3,081,553	44,926
Goldman Sachs International	206,200,000	MXN	04/08/20	10,724,279	10,753,257	28,978
JPMorgan Chase Bank, N.A.	1,730,000	CAD	01/03/20	1,305,905	1,332,727	26,822
Goldman Sachs International	93,700,000	MXN	04/23/20	4,859,580	4,875,750	16,170
						$1,567,630

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2019.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,250,379,268 (cost $1,246,811,937), or 38.1% of total net assets.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.
[6]	Security is an interest-only strip.
[7]	Zero coupon rate security.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $67,000 (cost $98,298), or less than 0.1% of total net assets — See Note 6.
[10]	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[11]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
REIT — Real Estate Investment Trust
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$32,464,254	$—	$—	$32,464,254
Money Market Fund	59,429,753	—	—	59,429,753
Collateralized Mortgage Obligations	—	867,465,551	—	867,465,551
Foreign Government Debt	—	825,746,379	—	825,746,379
Asset-Backed Securities	—	718,673,280	36,500,000	755,173,280
Corporate Bonds	—	573,284,246	—	573,284,246
U.S. Government Securities	—	15,526,104	—	15,526,104
Senior Floating Rate Interests	—	174,927	—	174,927
Repurchase Agreements	—	123,071,637	—	123,071,637
Commercial Paper	—	14,992,833	—	14,992,833
Options Purchased	—	1,880,810	—	1,880,810
Interest Rate Swap Agreements**	—	62,083	—	62,083
Forward Foreign Currency Exchange Contracts**	—	8,822,731	—	8,822,731
Total Assets	$91,894,007	$3,149,700,581	$36,500,000	$3,278,094,588

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$33,861,844	$—	$33,861,844
Credit Default Swap Agreements**	—	11,822,022	—	11,822,022
Interest Rate Swap Agreements**	—	3,029,149	—	3,029,149
Total Return Swap Agreements**	—	67,122	—	67,122
Forward Foreign Currency Exchange Contracts**	—	13,648,541	—	13,648,541
Total Liabilities	$—	$62,428,678	$—	$62,428,678

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$36,500,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total Assets	$36,500,000

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had securities with a total value of $7,200,000 transfer into Level 3 from Level 2 due to lack of observable inputs.

Summary of Fair Value Level Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

	Assets		Liabilities
	Asset-Backed Securities	Total Assets	Unfunded Loan Commitments
Beginning Balance	$29,300,000	$29,300,000	$(6,385)
Purchases/(Receipts)	-	-	-
(Sales, maturities and paydowns)/Fundings	-	-	5,502
Amortization of premiums/discounts	-	-	-
Total realized gains (losses) included in earnings	-	-	(4,127)
Total change in unrealized appreciation (depreciation) included in earnings	-	-	5,010
Transfers into Level 3	7,200,000	7,200,000	-
Transfers out of Level 3	-	-	-
Ending Balance	$36,500,000	$36,500,000	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$-	$-	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.75% due 05/25/57	3.00%	03/25/20	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
New Residential Mortgage Loan Trust 2019-RPL1, 4.34% due 02/26/24	7.33%	02/25/22	8.33%	02/25/23
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Countrywide Asset-Backed Certificates
2.07% - 2.10%			2.03%
02/03/20 - 03/16/20	$35,077,612	$35,221,041	03/25/36	$400,216,000	$377,323,645
			Countrywide Asset-Backed Certificates
			1.92%
			12/25/36	23,257,000	21,749,946
			Nationstar Home Equity Loan Trust
			2.11%
			04/25/37	7,384,000	7,132,206
			CPS Auto Trust
			6.07%
			09/15/25	6,300,000	6,496,560
			Structured Asset Securities Corp. Mortgage Loan Trust
			1.99%
			06/25/37	2,626,000	1,878,903
				439,783,000	414,581,260
Societe Generale			Connecticut Avenue Securities Trust
2.29% - 2.33% (3 Month USD LIBOR + 0.40%)			3.94%
07/07/20*	51,700,000	52,587,769	09/25/31	14,000,000	14,105,000
			Ashford Hospitality Trust
			4.84%
			04/15/35	11,751,000	11,743,949
			Freddie Mac Structured Agency Credit Risk Debt Notes
			4.44%
			12/25/29	9,826,000	9,916,399
			Fannie Mae Connecticut Avenue Securities
			5.44%
			09/25/29	9,411,473	9,913,105
			Connecticut Avenue Securities Trust
			4.19%
			04/25/31	6,388,294	6,462,398
			GS Mortgage Securities Corp Trust
			5.74%
			07/15/32	6,066,000	6,089,051
			Atrium Hotel Portfolio Trust
			5.14%
			06/15/35	4,361,000	4,369,286
			HMH Trust
			8.48%
			07/05/31	1,830,000	1,952,427
				63,633,767	64,551,615

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Deutsche Bank AG			Bank of America Merrill Lynch Large Loan Commercial Mortgage Securities Trust
2.28%			4.94%
02/07/20	$25,286,000	$25,429,670	03/15/34	$9,992,000	$10,064,942
			Hilton USA Trust
			6.16%
			11/05/35	10,000,000	10,028,000
			Venture XII CLO Ltd.
			7.41%
			02/28/26	7,000,000	6,582,800
			Neuberger Berman CLO XXI Ltd.
			7.17%
			04/20/27	4,000,000	3,730,000
			Galaxy XXIX CLO Ltd.
			6.46%
			11/15/26	2,000,000	1,826,800
			Covenant Credit Partners CLO III Ltd.
			8.45%
			10/15/29	1,484,000	1,362,015
			HMH Trust
			8.48%
			07/05/31	1,068,000	1,139,449
			CGGS Commercial Mortgage Trust
			4.89%
			02/15/37	444,000	443,911
			Octagon Investment Partners 29 Ltd.
			8.49%
			01/24/28	311,000	303,039
				36,299,000	35,480,956
Barclays Capital, Inc.			ADT Security Corp.
2.03% (1 Month USD LIBOR + 0.25%)			4.88%
02/03/20*	11,008,025	11,031,623	07/15/32	9,289,000	8,522,657
			Suburban Propane Partners LP/Suburban Energy Finance Corp.
			5.75%
			03/01/25	3,113,000	3,198,608
				12,402,000	11,721,265

*	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$20,181,794	$19,169	$(20,115,702)	$(715,383)	$630,122	$–	–	$19,169
Guggenheim Strategy Fund II	12,723,014	107,578	–	–	(46,267)	12,784,325	516,747	106,855
Guggenheim Strategy Fund III	10,915,565	94,697	–	–	(44,138)	10,966,124	443,613	94,155
Guggenheim Ultra Short Duration Fund — Institutional Class	8,676,684	45,849	–	–	(8,728)	8,713,805	875,759	45,443
	$52,497,057	$267,293	$(20,115,702)	$(715,383)	$530,989	$32,464,254		$265,622

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 0.3%
Utilities - 0.2%
TexGen Power LLC††	233,394	$8,606,404
Energy - 0.1%
Maverick Natural Resources, LLC†††,1	7,168	3,225,600
SandRidge Energy, Inc.*	488,408	2,070,850
Total Energy		5,296,450
Consumer, Non-cyclical - 0.0%
ATD New Holdings, Inc.*,††	42,478	1,061,950
Chef Holdings, Inc.*,†††,1	9,061	1,059,050
Cengage Learning Holdings II, Inc.*,††	21,660	259,920
Targus Group International Equity, Inc.*, †††,1,2	12,773	22,826
Total Consumer, Non-cyclical		2,403,746
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††,1	177	233,889
Qlik Technologies, Inc. - Class B*,†††,1	43,738	–
Total Technology		233,889
Industrial - 0.0%
API Heat Transfer Parent LLC*,††	1,024,936	163,990
BP Holdco LLC*,†††,1,2	37,539	13,255
Vector Phoenix Holdings, LP*,†††,1	37,539	3,141
Total Industrial		180,386
Total Common Stocks
(Cost $24,862,514)		16,720,875

PREFERRED STOCKS†† - 0.0%
Financial - 0.0%
AmTrust Financial Services, Inc. 7.50%	46,958	833,505
AmTrust Financial Services, Inc. 7.75%	21,450	378,378
AmTrust Financial Services, Inc. 7.25%	13,175	231,880
AmTrust Financial Services, Inc. 7.63%	5,592	98,419
Total Financial		1,542,182
Industrial - 0.0%
API Heat Transfer Intermediate*	218	159,388
Total Preferred Stocks
(Cost $1,456,204)		1,701,570

EXCHANGE-TRADED FUNDS† - 3.6%
iShares Core S&P 500 ETF	252,550	81,634,262
iShares Silver Trust*	3,649,600	60,875,328
iShares Core U.S. Aggregate Bond ETF	451,406	50,724,492
Total Exchange-Traded Funds
(Cost $184,727,709)		193,234,082

MUTUAL FUNDS† - 12.6%
Guggenheim Limited Duration Fund — R6-Class[2]	12,680,515	311,433,448
Guggenheim Strategy Fund II2	4,189,390	103,645,497
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	9,291,314	92,448,569
Guggenheim Strategy Fund III[2]	3,314,567	81,936,094
Guggenheim Alpha Opportunity Fund — Institutional Class[2]	2,753,314	70,237,046
Guggenheim Risk Managed Real Estate Fund — Institutional Class[2]	569,614	18,614,991
Total Mutual Funds
(Cost $689,949,436)		678,315,645

MONEY MARKET FUND† - 1.1%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 1.46%[4]	56,932,714	56,932,714
Total Money Market Fund
(Cost $56,932,714)		56,932,714

	Face Amount~
ASSET-BACKED SECURITIES†† - 26.1%
Collateralized Loan Obligations - 11.4%
Shackleton CLO Ltd.
2017-8A, 2.89% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[5,6]	62,000,000	$61,902,338
2018-6RA, 2.60% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/17/28[5,6]	571,429	570,704
NewStar Clarendon Fund CLO LLC
2019-1A, 3.24% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[5,6]	15,472,506	15,460,006
2019-1A, 3.99% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 01/25/27[5,6]	14,050,000	14,034,870
2019-1A, 4.99% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[5,6]	4,000,000	3,996,012
2015-1A, 6.29% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[5,6]	1,300,000	1,300,501

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 11.4% (continued)
Tralee CLO III Ltd.
2017-3A, 3.42% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 10/20/27[5,6]	31,000,000	$30,619,856
Halcyon Loan Advisors Funding Ltd.
2017-1A, 2.89% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 04/20/27[5,6]	18,002,490	17,983,746
2017-3A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[5,6]	10,000,000	9,984,021
2012-1A, 4.91% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[5,6]	929,418	931,389
Diamond CLO Ltd.
2018-1A, 4.55% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[5,6]	13,500,000	13,157,151
2018-1A, 3.75% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30[5,6]	11,000,000	10,815,945
2018-1A, 5.65% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[5,6]	5,000,000	4,882,014
Telos CLO Ltd.
2017-6A, 3.27% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[5,6]	21,362,732	21,370,316
2017-6A, 4.60% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27[5,6]	7,500,000	7,451,025
Golub Capital Partners CLO Ltd.
2018-36A, 3.99% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[5,6]	20,000,000	18,509,056
2018-39A, 4.17% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[5,6]	5,000,000	4,890,310
Crown Point CLO III Ltd.
2017-3A, 3.45% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[5,6]	15,000,000	14,956,122
2017-3A, 2.91% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[5,6]	7,995,417	7,993,428
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[5]	12,000,000	11,972,516
2015-1A, 4.40% due 11/12/30[5]	10,000,000	10,211,644
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,7]	32,400,000	22,028,801
Palmer Square Loan Funding Ltd.
2018-4A, 2.81% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[5,6]	15,159,540	15,164,414
2018-4A, 3.81% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 11/15/26[5,6]	2,800,000	2,760,601
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.53% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[5,6]	18,000,000	17,492,539
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[7]	19,800,000	14,262,249
Monroe Capital CLO Ltd.
2017-1A, 3.30% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[5,6]	9,656,934	9,659,117
2017-1A, 5.55% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[5,6]	3,000,000	2,928,076

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 11.4% (continued)
OZLM XIII Ltd.
2018-13A, 4.04% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 07/30/27[5,6]	12,650,000	$12,318,177
Voya CLO Ltd.
2013-1A, due 10/15/30[5,7]	28,970,307	12,113,325
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,7]	14,000,000	11,785,285
MP CLO VIII Ltd.
2018-2A, 3.84% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[5,6]	11,950,000	11,654,166
Mountain Hawk II CLO Ltd.
2018-2A, 4.32% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[5,6]	8,250,000	8,250,546
2013-2A, 5.12% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[5,6]	2,750,000	2,742,276
2018-2A, 2.79% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[5,6]	134,848	134,833
TCP Waterman CLO Ltd.
2016-1A, 4.89% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 12/15/28[5,6]	11,000,000	11,001,279
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[5,7]	19,435,737	8,744,274
Marathon CLO V Ltd.
2017-5A, 3.35% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[5,6]	7,920,233	7,828,001
2013-5A, due 11/21/27[5,7]	5,500,000	547,745
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,7]	9,500,000	8,212,488
Golub Capital BDC CLO LLC
2018-1A, 3.34% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/25/26[5,6]	8,000,000	7,893,286
Avery Point VI CLO Ltd.
2018-6A, 3.89% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[5,6]	8,000,000	7,861,703
Flagship CLO VIII Ltd.
2018-8A, 3.80% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[5,6]	8,025,000	7,816,575
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[5,7]	9,600,000	3,970,560
2018-9A, 3.77% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[5,6]	3,750,000	3,616,906
Newstar Commercial Loan Funding LLC
2017-1A, 5.41% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[5,6]	7,500,000	7,503,103
ACIS CLO Ltd.
2014-4A, 4.46% (3 Month USD LIBOR + 2.55%, Rate Floor: 0.00%) due 05/01/26[5,6]	3,600,000	3,576,144
2015-6A, 5.28% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[5,6]	3,250,000	3,229,003
Marathon CRE Ltd.
2018-FL1, 4.74% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[5,6]	6,000,000	6,008,524
2018-FL1, 4.34% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 06/15/28[5,6]	650,000	650,629

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 11.4% (continued)
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[5,7]	11,700,000	$6,645,799
West CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[5,6]	5,435,773	5,430,695
2013-1A, due 11/07/25[5,7]	5,300,000	788,025
Hull Street CLO Ltd.
2014-1A, 5.60% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26[5,6]	5,785,000	5,721,743
Silvermore CLO Ltd.
2014-1A, 4.91% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26[5,6]	5,500,000	5,504,125
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[5,7]	7,895,000	5,427,647
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[5]	5,250,000	5,246,268
Sudbury Mill CLO Ltd.
2017-1A, 4.45% (3 Month USD LIBOR + 2.45%, Rate Floor: 0.00%) due 01/17/26[5,6]	5,000,000	4,964,762
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[5,7]	6,400,000	3,178,650
2013-3X SUB, due 10/15/30[7]	4,938,326	1,746,671
WhiteHorse X Ltd.
2015-10A, 7.30% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[5,6]	4,980,000	4,668,029
BNPP IP CLO Ltd.
2014-2A, 7.19% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[5,6]	5,500,000	4,629,659
Seneca Park CLO Limited
2017-1A, 3.12% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[5,6]	4,298,643	4,304,745
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[5,7]	13,790,000	4,144,129
Jackson Mill CLO Ltd.
2018-1A, 3.85% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[5,6]	4,150,000	4,093,686
Madison Park Funding XVI Ltd.
2016-16A, 4.62% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 04/20/26[5,6]	4,000,000	3,972,698
KVK CLO Ltd.
2013-1A, due 01/14/28[5,7]	11,900,000	3,778,976
Adams Mill CLO Ltd.
2014-1A, 7.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[5,6]	4,000,000	3,711,485
Octagon Investment Partners XIX Ltd.
2017-1A, 3.10% (3 Month USD LIBOR + 1.10%, Rate Floor: 0.00%) due 04/15/26[5,6]	3,029,201	3,032,111
Mountain Hawk III CLO Ltd.
2014-3A, 4.80% (3 Month USD LIBOR + 2.80%, Rate Floor: 0.00%) due 04/18/25[5,6]	3,000,000	3,000,141
Denali Capital CLO XI Ltd.
2018-1A, 4.12% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[5,6]	2,500,000	2,448,575
2018-1A, 2.67% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/20/28[5,6]	400,000	399,863

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 11.4% (continued)
Greywolf CLO III Ltd.
2018-3RA, 2.60% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 10/22/28[5,6]	2,742,857	$2,740,926
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[5,7]	5,650,000	2,502,080
Babson CLO Ltd.
2014-IA, due 07/20/25[5,7]	11,900,000	1,707,959
Staniford Street CLO Ltd.
2017-1A, 3.07% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 06/15/25[5,6]	1,700,684	1,700,341
Columbia Cent CLO Ltd.
2018-27A, 2.64% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 10/25/28[5,6]	1,166,666	1,166,348
Figueroa CLO Ltd.
2018-2A, 2.76% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[5,6]	1,146,722	1,144,106
DRSLF
due 01/15/31[7]	1,897,598	1,141,625
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	8,150,000	1,092,100
Garrison BSL CLO Ltd.
2018-1A, 2.70% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/17/28[5,6]	857,143	856,864
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[5,7]	1,500,000	792,300
TICP CLO III-2 Ltd.
2018-3R, 2.81% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[5,6]	250,000	249,629
Total Collateralized Loan Obligations		616,680,355
Transport-Aircraft - 6.5%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	25,988,447	26,338,199
2018-1, 4.13% due 06/15/43[5]	22,407,213	22,777,638
2016-1, 4.45% due 08/15/41	16,068,226	16,044,011
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	52,408,568	52,975,456
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	42,144,935	41,464,926
AASET US Ltd.
2018-2A, 5.43% due 11/18/38[5]	19,120,625	19,318,156
2018-2A, 4.45% due 11/18/38[5]	17,136,409	17,465,211
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	32,210,394	32,325,707
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	30,724,000	30,975,716
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	26,938,750	27,397,945
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[5]	7,304,927	7,555,847
2016-2, 5.93% due 11/15/41	5,694,015	5,718,209
2016-2, 4.21% due 11/15/41	5,083,942	5,093,002
2016-2, 7.87% due 11/15/41	1,533,156	1,534,157
2018-1A, 5.44% due 01/16/38[5]	1,310,311	1,327,835
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[5]	9,635,711	9,621,597
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[5]	7,430,547	7,497,867
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	6,844,502	6,967,030
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	4,872,078	4,754,447
Stripes Aircraft Ltd.
2013-1 A1, 5.27% due 03/20/23†††	4,758,800	4,712,744
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[5,9]	3,254,961	3,347,992

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Transport-Aircraft - 6.5% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	1,987,048	$1,992,101
2013-1A, 6.38% due 12/13/48[8]	1,467,625	1,299,252
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,6,8,13	2,097,481	32,773
Total Transport-Aircraft		348,537,818
Financial - 4.2%
Station Place Securitization Trust
2019-8, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[5,6]	38,300,000	38,299,973
2019-6, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,5,6	38,000,000	38,000,000
2019-5, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,5,6	18,550,000	18,550,000
2019-2, 2.33% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[5,6]	10,200,000	10,201,954
2019-9, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,5,6	7,700,000	7,700,000
Barclays Bank plc
GMTN, 2.48% (1 Month USD LIBOR + 0.68%) due 07/31/20[5,6]	47,550,000	47,640,028
Madison Avenue Secured Funding Trust
2019-1, 3.22% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[5,6]	33,300,000	33,302,331
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	20,301,258	20,152,308
Station Place Securitization Trust Series
2019-WL1, 2.79% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 08/25/52[5,6]	7,500,000	7,501,124
2019-WL1, 2.59% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 08/25/52[5,6]	5,000,000	5,000,749
Total Financial		226,348,467
Credit Card - 1.3%
Citibank Credit Card Issuance Trust
2017-A3, 1.92% due 04/07/22	52,327,000	52,324,190
American Express Credit Account Master Trust
2018-1, 2.67% due 10/17/22	15,000,000	15,023,079
Total Credit Card		67,347,269
Whole Business - 0.8%
TSGE
2017-1, 6.25% due 09/25/31†††,1	42,550,000	43,771,275
Drug Royalty III Limited Partnership 1
2017-1A, 4.49% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/27[5,6]	1,915,676	1,924,814
Total Whole Business		45,696,089
Automotive - 0.6%
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[5]	23,660,000	23,687,843
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[5]	8,150,000	8,159,140
Total Automotive		31,846,983
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[5]	9,200,000	9,188,941
N-Star REL CDO VIII Ltd.
2006-8A, 2.49% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[5,6]	7,723,497	7,653,523
Putnam Structured Product Funding Ltd.
2003-1A, 2.74% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,6]	6,340,513	6,277,983

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Debt Obligations - 0.5% (continued)
Banco Bradesco SA
2014-1, 5.44% due 03/12/26†††	2,113,487	$2,101,596
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[6,8]	742,990	736,654
Total Collateralized Debt Obligations		25,958,697
Insurance - 0.3%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[5]	16,175,154	16,300,130
Diversified Payment Rights - 0.3%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	15,300,000	15,797,982
Infrastructure - 0.1%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[8]	6,826,225	7,000,641
Transport-Container - 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[5]	7,000,000	6,994,446
Total Asset-Backed Securities
(Cost $1,432,207,579)		1,408,508,877

FOREIGN GOVERNMENT DEBT†† - 19.9%
Government of Japan
due 01/10/20[10]	JPY	13,267,000,000	122,098,937
0.10% due 07/01/21	JPY	12,332,000,000	113,883,258
due 01/20/20[10]	JPY	10,421,000,000	95,910,816
0.10% due 06/01/20	JPY	6,060,000,000	55,821,088
0.10% due 09/01/20	JPY	5,619,000,000	51,789,887
0.10% due 06/20/20	JPY	2,287,000,000	21,069,420
0.10% due 04/15/20	JPY	1,972,900,000	18,168,633
0.10% due 03/20/20	JPY	617,000,000	5,680,936
2.40% due 03/20/20	JPY	254,000,000	2,350,028
1.30% due 03/20/20	JPY	101,000,000	932,303
2.20% due 06/22/20	JPY	91,450,000	850,790
Federative Republic of Brazil
due 07/01/20[10]	BRL	373,800,000	91,200,682
due 07/01/21[10]	BRL	309,600,000	71,812,256
due 04/01/20[10]	BRL	40,200,000	9,909,141
State of Israel
1.00% due 04/30/21	ILS	309,410,000	90,696,725
0.75% due 07/31/22	ILS	91,540,000	26,895,282
0.50% due 01/31/21	ILS	69,480,000	20,219,237
5.50% due 01/31/22	ILS	61,420,000	19,744,104

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
FOREIGN GOVERNMENT DEBT†† - 19.9% (continued)
Republic of Portugal
due 01/17/20[10]	EUR	62,998,000	$70,694,637
Kingdom of Spain
0.75% due 07/30/21	EUR	60,710,000	69,381,592
Government of United Kingdom
due 01/27/20[10]	GBP	26,280,000	34,794,570
due 01/13/20[10]	GBP	17,680,000	23,414,975
United Mexican States
due 01/02/20[10]	MXN	993,851,000	52,544,581
Ontario Treasury Bill
due 01/02/20[10]	CAD	2,025,000	1,559,844
Total Foreign Government Debt
(Cost $1,070,765,071)			1,071,423,722

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3%
Residential Mortgage Backed Securities - 14.5%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T5, 2.60% due 10/15/51[5]	10,028,000	10,030,538
2019-T5, 2.85% due 10/15/51[5]	9,655,000	9,657,344
2019-T5, 2.55% due 10/15/51[5]	9,261,000	9,263,355
2019-T4, 2.46% due 10/15/51[5]	6,703,000	6,693,515
2019-T4, 2.51% due 10/15/51[5]	4,595,000	4,588,496
2019-T3, 2.66% due 09/15/52[5]	4,200,000	4,197,572
2019-T3, 2.71% due 09/15/52[5]	3,000,000	2,998,258
2019-T4, 2.80% due 10/15/51[5]	1,500,000	1,497,871
LSTAR Securities Investment Limited
2019-5, 3.21% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[5,6]	43,824,458	43,824,458
Lehman XS Trust Series
2006-16N, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[6]	21,002,107	20,018,390
2006-18N, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[6]	18,931,213	18,008,179
2006-10N, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 07/25/46[6]	4,793,785	4,761,210
RALI Series Trust
2006-QO6, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[6]	36,226,783	13,877,981
2007-QO2, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[6]	18,035,209	10,008,176
2006-QO8, 1.99% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 10/25/46[6]	8,407,129	8,130,998
2006-QO6, 2.02% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[6]	9,425,715	3,713,193
2006-QO2, 2.06% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 02/25/46[6]	7,065,495	2,579,030
2006-QO6, 2.05% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 06/25/46[6]	5,946,823	2,379,168
2006-QO2, 2.13% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 02/25/46[6]	3,780,639	1,421,653
2006-QO2, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[6]	253,417	90,484
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[6]	27,345,218	17,133,843
2006-WMC3, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[6]	12,377,569	9,140,148

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3% (continued)
Residential Mortgage Backed Securities - 14.5% (continued)
2006-HE3, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36[6]	7,942,703	$7,315,229
2006-WMC4, 1.91% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[6]	9,412,465	5,863,028
2006-WMC4, 1.87% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36[6]	3,979,920	2,459,592
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[5,9]	26,678,350	26,915,964
2019-GS5, 3.20% due 05/25/59[5]	9,437,518	9,448,818
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 2.15% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[6]	29,424,998	15,494,671
2007-HE2, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	22,421,588	11,486,292
2007-HE4, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[6]	8,935,287	7,048,423
2007-HE4, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[6]	2,804,273	1,934,912
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.42% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[6]	35,507,831	35,353,780
Long Beach Mortgage Loan Trust
2006-6, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/36[6]	16,747,915	8,594,543
2006-8, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[6]	19,527,043	8,153,101
2006-4, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/36[6]	12,145,981	5,552,409
2006-1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[6]	4,874,535	4,309,815
2006-6, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 07/25/36[6]	5,215,098	2,611,584
2006-8, 1.88% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[6]	5,291,462	2,177,263
2006-6, 1.89% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 07/25/36[6]	3,018,910	1,493,030
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[5,6]	32,036,889	32,160,561
GSAA Home Equity Trust
2006-12, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[6]	23,383,676	14,208,111
2006-3, 2.09% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 03/25/36[6]	15,879,129	11,295,656
2006-9, 2.03% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 06/25/36[6]	10,085,848	5,014,095
2007-7, 2.06% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 07/25/37[6]	1,627,105	1,585,641
American Home Mortgage Assets Trust
2006-6, 2.00% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[6]	13,970,630	12,117,994
2006-1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/46[6]	12,657,492	11,594,116

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3% (continued)
Residential Mortgage Backed Securities - 14.5% (continued)
2006-3, 3.18% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46[6]	7,368,105	$6,556,470
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[6]	24,648,702	15,624,586
2007-HE6, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 05/25/37[6]	8,995,466	8,259,741
2006-HE6, 1.89% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 09/25/36[6]	5,108,943	2,366,735
2007-HE4, 2.02% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[6]	4,374,401	2,004,680
Ameriquest Mortgage Securities Trust
2006-M3, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[6]	25,319,245	17,706,194
2006-M3, 1.89% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[6]	15,786,254	7,284,542
Ocwen Master Advance Receivables Trust
2019-T2, 2.42% due 08/15/51[5]	20,000,000	20,101,032
2019-T2, 3.04% due 08/15/51[5]	3,200,000	3,215,728
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[6]	25,772,262	12,653,622
2006-2, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[6]	19,661,011	9,563,597
ACE Securities Corporation Home Equity Loan Trust Series
2007-HE1, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[6]	18,360,525	12,398,554
2007-ASP1, 2.17% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37[6]	13,364,271	8,361,183
IXIS Real Estate Capital Trust
2007-HE1, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[6]	26,585,448	9,402,909
2007-HE1, 2.02% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[6]	18,835,416	6,729,636
GSAMP Trust
2007-NC1, 1.92% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[6]	23,973,786	15,272,359
NRPL Trust
2019-3A, 3.00% due 07/25/59[5]	15,240,973	15,183,618
Impac Secured Assets Trust
2006-3, 1.99% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 11/25/36[6]	15,763,635	14,920,023
Master Asset Backed Securities Trust
2006-WMC3, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[6]	12,349,398	5,738,362
2006-HE3, 1.89% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 08/25/36[6]	10,826,076	4,528,684
2006-HE3, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[6]	9,102,144	3,850,637

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3% (continued)
Residential Mortgage Backed Securities - 14.5% (continued)
Nationstar Home Equity Loan Trust
2007-C, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37[6]	14,329,490	$13,939,633
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[6]	15,149,116	13,103,833
Home Equity Loan Trust
2007-FRE1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	12,299,824	11,605,065
Alternative Loan Trust
2007-OA7, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[6]	11,735,438	11,170,036
Banc of America Funding Trust
2015-R2, 2.05% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[5,6]	10,000,000	9,813,699
First NLC Trust
2007-1, 2.07% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[5,6]	8,552,161	5,485,160
2007-1, 1.86% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37[5,6]	6,485,377	4,024,054
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2019-T2, 2.52% due 10/15/52[5]	4,000,000	3,995,653
2019-T2, 2.77% due 10/15/52[5]	2,068,000	2,065,768
2019-T1, 2.34% due 10/15/51[5]	1,690,000	1,689,928
2019-T1, 2.39% due 10/15/51[5]	1,374,000	1,373,946
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 2.02% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[6]	9,754,103	6,197,063
2007-HE4, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[6]	3,927,553	2,681,287
Luminent Mortgage Trust
2006-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[6]	7,622,415	6,712,474
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.19% (1 Month USD LIBOR + 0.40%, Rate Cap/Floor: 7.50%/0.40%) due 07/25/37[6]	7,896,469	6,419,202
HSI Asset Securitization Corporation Trust
2007-HE1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37[6]	8,102,932	6,355,989
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.08% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[6]	6,437,656	5,850,065
LSTAR Securities Investment Trust
2019-1, 3.41% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[5,6]	5,592,611	5,592,667
Morgan Stanley Mortgage Loan Trust
2006-9AR, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[6]	10,632,594	4,635,978

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3% (continued)
Residential Mortgage Backed Securities - 14.5% (continued)
Nomura Resecuritization Trust
2015-4R, 3.03% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,6]	3,788,392	$3,714,442
Alliance Bancorp Trust
2007-OA1, 2.03% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[6]	3,275,424	3,008,888
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.85% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,6]	1,370,934	1,275,218
Morgan Stanley Re-REMIC Trust
2010-R5, 5.58% due 06/26/36[5]	1,079,762	999,794
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	705,902	685,096
Total Residential Mortgage Backed Securities		782,320,318
Commercial Mortgage Backed Securities - 2.0%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[5]	28,200,000	28,188,153
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.79% (WAC) due 04/10/28[5,6]	16,864,000	16,854,411
2015-SMRT, 3.77% due 04/10/28[5]	1,400,000	1,399,204
GS Mortgage Securities Corporation Trust
2017-STAY, 3.89% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 07/15/32[5,6]	16,531,000	16,490,606
OBP Depositor LLC Trust
2010-OBP, 4.65% due 07/15/45[5]	11,650,000	11,640,204
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series
2006-4TS, 5.40% due 12/13/28[5]	10,576,433	10,818,351
Morgan Stanley Capital I Trust
2014-MP, 3.47% due 08/11/33[5]	4,735,000	4,823,246
Vornado DP LLC Trust
2010-VNO, 4.74% due 09/13/28[5]	2,400,000	2,412,021
2010-VNO, 6.36% due 09/13/28[5]	970,000	977,812
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	2,901,056	2,898,714
GE Business Loan Trust
2007-1A, 2.19% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 04/16/35[5,6]	1,372,946	1,319,779
2007-1A, 1.91% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[5,6]	1,016,997	997,393
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[5,6]	2,050,000	2,064,377
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[5]	1,435,000	1,473,925
Americold LLC
2010-ARTA, 4.95% due 01/14/29[5]	1,000,000	1,014,939
JPMBB Commercial Mortgage Securities Trust
2015-C28, 2.77% due 10/15/48	583,054	582,817
Total Commercial Mortgage Backed Securities		103,955,952
Military Housing - 0.4%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,5	9,000,000	10,506,972

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.3% (continued)
Military Housing - 0.4% (continued)
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[5]	5,695,150	$6,708,857
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.29% (WAC) due 11/25/55[5,6,11]	67,203,684	5,353,304
Total Military Housing		22,569,133
Government Agency - 0.4%
Fannie Mae
3.00% due 02/01/57	21,475,515	22,075,195
Total Collateralized Mortgage Obligations
(Cost $953,708,460)		930,920,598

CORPORATE BONDS†† - 12.4%
Financial - 4.9%
Synchrony Bank
2.59% (3 Month USD LIBOR + 0.63%) due 03/30/20[6]	25,800,000	25,819,122
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[5]	18,240,000	18,329,380
Lloyds Bank Corporate Markets plc NY
2.26% (3 Month USD LIBOR + 0.37%) due 08/05/20[6]	18,210,000	18,228,087
Credit Suisse AG NY
2.33% (3 Month USD LIBOR + 0.40%) due 07/31/20[6]	18,140,000	18,165,919
Standard Chartered Bank
2.30% (3 Month USD LIBOR + 0.40%) due 08/04/20[6]	18,120,000	18,141,285
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20	9,850,000	10,047,054
4.25% due 07/01/20	8,000,000	8,080,544
Morgan Stanley
5.50% due 07/24/20	17,500,000	17,853,155
UBS AG
2.47% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[5,6]	14,689,000	14,713,308
2.39% (3 Month USD LIBOR + 0.48%) due 12/01/20[5,6]	2,800,000	2,807,140
Credit Agricole Corporate & Investment Bank S.A.
2.30% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[5,6]	17,375,000	17,405,740
Capital One Financial Corp.
2.50% due 05/12/20	7,370,000	7,379,710
2.39% (3 Month USD LIBOR + 0.45%) due 10/30/20[6]	6,745,000	6,758,590
2.66% (3 Month USD LIBOR + 0.76%) due 05/12/20[6]	2,741,000	2,746,140
Discover Bank
3.10% due 06/04/20	15,598,000	15,656,060
Atlas Mara Ltd.
8.00% due 12/31/20[8]	14,400,000	12,744,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27	10,849,000	11,582,955
American International Group, Inc.
6.40% due 12/15/20	10,339,000	10,766,130
Santander UK plc
2.20% (3 Month USD LIBOR + 0.30%) due 11/03/20[6]	7,325,000	7,328,058
2.13% due 11/03/20	975,000	976,163
Aon Corp.
5.00% due 09/30/20	3,225,000	3,294,210
AXIS Specialty Finance LLC
5.88% due 06/01/20	3,110,000	3,158,968
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[5]	2,750,000	2,832,500
Univest Financial Corp.
5.10% due 03/30/25[12]	2,500,000	2,505,373
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	2,120,000	2,122,626
Total Financial		259,442,217
Consumer, Non-cyclical - 3.2%
Mondelez International, Inc.
3.00% due 05/07/20	20,210,000	20,267,998
Reynolds American, Inc.
3.25% due 06/12/20	20,093,000	20,184,459

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 12.4% (continued)
Consumer, Non-cyclical - 3.2% (continued)
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	17,689,000	$17,700,496
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	17,500,000	17,543,079
Molson Coors Beverage Co.
2.25% due 03/15/20	17,497,000	17,489,535
Constellation Brands, Inc.
2.25% due 11/06/20	16,236,000	16,268,870
Allergan Funding SCS
3.14% (3 Month USD LIBOR + 1.26%) due 03/12/20[6]	11,575,000	11,596,737
3.00% due 03/12/20	2,215,000	2,216,622
Cigna Corp.
3.20% due 09/17/20	7,850,000	7,911,079
2.25% (3 Month USD LIBOR + 0.35%) due 03/17/20[6]	5,816,000	5,818,233
General Mills, Inc.
2.54% (3 Month USD LIBOR + 0.54%) due 04/16/21[6]	13,150,000	13,192,452
Allergan Incorporated/United States
3.38% due 09/15/20	4,210,000	4,246,120
Zoetis, Inc.
3.45% due 11/13/20	3,980,000	4,022,944
Sotheby's
7.38% due 10/15/27[5]	2,830,000	2,865,375
Vector Group Ltd.
6.13% due 02/01/25[5]	2,500,000	2,459,375
Quest Diagnostics, Inc.
2.50% due 03/30/20	2,260,000	2,260,541
Biogen, Inc.
2.90% due 09/15/20	1,748,000	1,760,848
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	1,580,000	1,655,050
Conagra Brands, Inc.
2.70% (3 Month USD LIBOR + 0.75%) due 10/22/20[6]	1,500,000	1,500,136
Sysco Corp.
2.60% due 10/01/20	997,000	1,001,139
Carriage Services, Inc.
6.63% due 06/01/26[5]	790,000	841,350
Kraft Heinz Foods Co.
2.80% due 07/02/20	753,000	754,203
Total Consumer, Non-cyclical		173,556,641
Industrial - 1.6%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	37,620,000	37,428,902
Molex Electronic Technologies LLC
2.88% due 04/15/20[5]	16,475,000	16,497,034
Rolls-Royce plc
2.38% due 10/14/20[5]	10,570,000	10,610,399
Textron, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 11/10/20[6]	10,250,000	10,250,403
Yamana Gold, Inc.
4.76% due 03/23/22†††	4,750,000	4,848,782
4.78% due 06/10/23†††	99,699	102,313
Aviation Capital Group LLC
7.13% due 10/15/20[5]	4,500,000	4,669,878
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	1,360,936	1,338,671
GATX Corp.
2.60% due 03/30/20	1,209,000	1,209,727
Vulcan Materials Co.
2.49% (3 Month USD LIBOR + 0.60%) due 06/15/20[6]	1,050,000	1,051,073
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.05% due 01/09/20[5]	500,000	500,066
Total Industrial		88,507,248
Utilities - 0.7%
NextEra Energy Capital Holdings, Inc.
2.41% (3 Month USD LIBOR + 0.45%) due 09/28/20[6]	17,820,000	17,844,948
Exelon Corp.
2.85% due 06/15/20	17,356,000	17,395,917
PSEG Power LLC
5.13% due 04/15/20	4,522,000	4,562,265
Total Utilities		39,803,130
Energy - 0.7%
Marathon Petroleum Corp.
3.40% due 12/15/20	14,880,000	15,049,392
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	13,800,000	14,184,922
Reliance Holding USA, Inc.
4.50% due 10/19/20[5]	3,750,000	3,809,438
Energy Transfer Operating, LP
7.50% due 10/15/20	3,000,000	3,117,688
Florida Gas Transmission Company LLC
5.45% due 07/15/20[5]	1,420,000	1,443,873
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	1,500,000	1,072,500
Total Energy		38,677,813
Communications - 0.7%
Telefonica Emisiones S.A.
5.13% due 04/27/20	17,300,000	17,463,787

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 12.4% (continued)
Communications - 0.7% (continued)
Deutsche Telekom International Finance BV
2.23% due 01/17/20[5]	5,985,000	$5,985,332
Cengage Learning, Inc.
9.50% due 06/15/24[5]	6,127,000	5,299,855
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[5]	4,361,000	3,750,460
Total Communications		32,499,434
Technology - 0.4%
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	17,902,000	17,902,800
Fiserv, Inc.
2.70% due 06/01/20	2,850,000	2,857,063
Total Technology		20,759,863
Consumer, Cyclical - 0.2%
Starbucks Corp.
2.10% due 02/04/21	10,015,000	10,039,945
Panther BF Aggregator 2 Limited Partnership / Panther Finance Company, Inc.
8.50% due 05/15/27[5]	1,730,000	1,838,125
Total Consumer, Cyclical		11,878,070
Basic Materials - 0.0%
Freeport-McMoRan, Inc.
3.88% due 03/15/23	1,750,000	1,781,902
Mirabela Nickel Ltd.
due 06/24/19[8,13]	1,885,418	94,271
Total Basic Materials		1,876,173
Total Corporate Bonds
(Cost $667,955,114)		667,000,589

SENIOR FLOATING RATE INTERESTS††,6 - 4.5%
Consumer, Cyclical - 1.4%
Petco Animal Supplies, Inc.
5.18% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	14,894,989		12,623,503
Mavis Tire Express Services Corp.
5.05% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	6,898,829		6,703,385
Accuride Corp.
7.19% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	7,831,626		6,186,985
AI Aqua Zip Bidco Pty Ltd.
5.05% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	6,217,901		6,028,919
WESCO
6.23% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	CAD	3,970,000	3,047,040
6.20% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	2,364,000		2,355,266
CPI Acquisition, Inc.
6.71% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	5,602,372		4,481,898
Leslie’s Poolmart, Inc.
5.34% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	4,408,462		4,116,401
Galls LLC
8.09% (2 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	3,204,445		3,178,250
8.48% (1 Month USD LIBOR + 6.25% and Commercial Prime Lending Rate + 5.25%, Rate Floor: 7.25%) due 01/31/24†††,1	417,445		380,440
8.08% (1 Month USD LIBOR + 6.25% and 2 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	355,445		352,539
Alexander Mann
5.70% (1 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP	3,000,000	3,755,614
SHO Holding I Corp.
6.93% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	3,690,705		3,247,821
EnTrans International, LLC
7.80% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24†††	3,237,500		3,091,812

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 4.5% (continued)
Consumer, Cyclical - 1.4% (continued)
At Home Holding III Corp.
5.43% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	2,913,715		$2,476,657
Checkers Drive-In Restaurants, Inc.
6.16% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	3,365,216		2,212,630
Nellson Nutraceutical
6.20% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21†††	3,366,821		3,030,139
Belk, Inc .
8.80% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	2,938,961		2,033,409
Zephyr Bidco Ltd.
8.21% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP	1,540,417	2,017,681
EG Finco Ltd.
5.54% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP	982,500	1,277,965
Blue Nile, Inc.
8.41% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23†††	3,062,500		1,255,625
K & N Parent, Inc.
6.55% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23†††	966,477		802,176
SMG US Midco 2, Inc.
8.80% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	600,000		604,128
American Tire Distributors, Inc.
7.93% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	249,634		245,111
9.32% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	164,766		146,229
Total Consumer, Cyclical			75,651,623
Technology - 0.9%
Datix Bidco Ltd.
6.43% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††,1	9,112,505		9,043,547
9.68% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††,1	461,709		457,821
Planview, Inc.
7.05% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	8,729,942		8,729,942
Lytx, Inc.
8.55% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	7,822,431		7,916,215
LANDesk Group, Inc.
5.97% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	6,307,578		6,299,694
GlobalFoundries, Inc.
6.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/05/26	4,875,500		4,710,952
Greenway Health LLC
5.69% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	3,536,524		3,147,506
Ministry Brands LLC
5.85% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††,1	2,676,065		2,676,064

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 4.5% (continued)
Technology - 0.9% (continued)
MRI Software LLC
7.55% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23†††	1,334,942		$1,321,592
7.55% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23	541,829		536,410
7.55% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23†††,1	6,250		5,904
Neustar, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	1,258,198		1,157,228
24-7 Intouch, Inc.
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/25/25†††	1,165,051		1,124,274
Kar Finland Bidco Oy
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/27/23†††	EUR	1,000,000	1,110,737
Aspect Software, Inc.
7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	691,808		639,058
Targus Group International, Inc.
due 05/24/16†††,*,1,2,13	152,876		–
Total Technology			48,876,944
Communications - 0.6%
Trader Interactive
8.30% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††,1	10,817,199		10,697,728
Mcgraw-Hill Global Education Holdings LLC
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	9,691,135		9,241,563
Market Track LLC
6.18% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24†††	4,154,375		3,697,394
Resource Label Group LLC
6.60% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23†††	1,942,942		1,729,218
10.60% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	1,500,000		1,245,000
Cengage Learning Acquisitions, Inc.
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,207,680		2,102,816
Flight Bidco, Inc.
9.30% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,000,000		987,500
Imagine Print Solutions LLC
6.55% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,604,625		557,607
Total Communications			30,258,826
Industrial - 0.6%
Tronair Parent, Inc.
6.66% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/08/23†††	6,566,501		5,909,851
Hillman Group, Inc.
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	4,338,937		4,260,836
YAK MAT (YAK ACCESS LLC)
11.79% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	3,400,000		2,963,678
Hanjin International Corp.
4.30% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/19/20	2,600,000		2,587,000
Fortis Solutions Group LLC
6.30% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	1,793,238		1,793,238
6.25% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	594,091		594,091
Bioplan USA, Inc.
6.55% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	2,607,017		2,268,105
Bhi Investments LLC
6.42% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,620,772		1,602,538

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 4.5% (continued)
Industrial - 0.6% (continued)
SLR Consulting Ltd.
5.77% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	1,190,970		$1,165,764
5.79% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25†††,1	311,616		305,021
5.60% (1 Month USD LIBOR + 4.00% and 1 Month GBP LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	GBP	58,680	76,090
National Technical Systems
7.94% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/12/21†††,1	1,545,214		1,494,994
Safety Bidco Ltd.
5.20% (1 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 10/25/24†††,1	GBP	850,000	1,118,197
Klockner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/30/22	EUR	1,100,000	1,044,920
Diversitech Holdings, Inc.
9.44% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,000,000		975,000
API Heat Transfer
7.94% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/01/24†††	951,071		794,144
7.94% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 10/02/23†††	169,681		152,713
Duran Group Holding GMBH
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/29/24	EUR	438,217	481,827
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24	EUR	149,592	164,479
Transcendia Holdings, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	637,000		455,060
Total Industrial			30,207,546
Consumer, Non-cyclical - 0.5%
Springs Window Fashions
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	6,268,114		6,236,774
10.30% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	5,500,000		5,183,750
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.24% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	4,656,451		4,563,322
BCPE Eagle Buyer LLC
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,826,114		2,714,850
Affordable Care Holdings Corp.
6.59% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22†††	2,688,653		2,614,715
Certara, Inc.
5.44% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	1,654,573		1,646,300
Give and Go Prepared Foods Corp.
6.19% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	1,671,391		1,587,822
CTI Foods Holding Co. LLC
8.91% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††,1	753,845		753,845
10.91% (3 Month USD LIBOR + 9.00%, Rate Floor: 10.00%) due 05/03/24†††	370,576		348,341

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 4.5% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Recess Holdings, Inc.
5.55% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	781,530		$776,317
Moran Foods LLC
due 12/05/23[13]	1,733,155		610,937
Total Consumer, Non-cyclical			27,036,973
Financial - 0.2%
Teneo Holdings LLC
6.99% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	5,536,125		5,245,478
Camelia Bidco Banc Civica
5.54% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	3,000,000	3,958,298
Aretec Group, Inc.
6.05% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	3,861,000		3,805,517
Masergy Holdings, Inc.
5.19% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/15/23	767,879		755,079
Total Financial			13,764,372
Energy - 0.2%
Permian Production Partners LLC
10.90% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24†††	11,732,500		5,279,625
SeaPort Financing LLC
7.30% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	3,118,500		3,056,130
Summit Midstream Partners, LP
7.80% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	1,061,799		1,002,072
Ultra Petroleum, Inc.
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 0.25%) due 04/12/24[14]	1,551,004		911,913
Gavilan Resources LLC
7.80% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24	2,050,000		779,000
Total Energy			11,028,740
Basic Materials - 0.1%
ICP Industrial, Inc.
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23†††	2,454,165		2,380,541
LTI Holdings, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	1,481,250		1,326,252
Total Basic Materials			3,706,793
Utilities - 0.0%
Panda Power
8.44% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	2,363,819		2,088,032
Total Senior Floating Rate Interests
(Cost $266,019,028)			242,619,849

SENIOR FIXED RATE INTERESTS†† - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22†††,1	4,700,000	4,306,201
Total Senior Fixed Rate Interests
(Cost $4,632,042)		4,306,201

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.0%
Texas - 0.0%
Lindale Independent School District General Obligation Unlimited
6.26% due 02/15/20	$25,000	$25,133
Total Municipal Bonds
(Cost $25,406)		25,133

REPURCHASE AGREEMENTS††,15 - 3.6%
Societe Generale
issued 07/09/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	29,614,627	29,614,627
issued 09/10/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	22,458,000	22,458,000
issued 07/26/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	21,200,000	21,200,000
issued 11/14/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	6,027,000	6,027,000
issued 08/15/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	2,787,790	2,787,790
issued 07/22/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	2,405,525	2,405,525
issued 12/04/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	2,307,845	2,307,845
issued 11/04/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	2,171,805	2,171,805
issued 07/15/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[6]	1,251,803	1,251,803
Deutsche Bank AG
issued 12/19/19 at 2.28% due 02/07/20	34,314,000	34,314,000
issued 11/07/19 at 2.28% due 02/07/20	8,776,000	8,776,000
issued 12/12/19 at 2.28% due 02/07/20	874,000	874,000
Citigroup Global Markets, Inc.
issued 10/16/19 at 1.35% open maturity[3]	12,652,000	12,652,000
issued 10/08/19 at 1.35% open maturity[3]	5,365,000	5,365,000
issued 10/24/19 at 1.25% open maturity[3]	4,270,000	4,270,000
issued 10/25/19 at 1.25% open maturity[3]	1,205,000	1,205,000
issued 12/27/19 at 1.35% open maturity[3]	989,000	989,000
issued 11/25/19 at 1.25% open maturity[3]	722,000	722,000
issued 12/10/19 at 1.25% open maturity[3]	698,000	698,000
issued 10/30/19 at 1.30% open maturity[3]	683,000	683,000
issued 11/25/19 at 1.10% open maturity[3]	551,000	551,000
BofA Securities, Inc.
issued 10/09/19 at 1.40% open maturity[3]	5,683,050	5,683,050
issued 10/16/19 at 1.35% open maturity[3]	4,125,400	4,125,400
issued 08/02/19 at 1.40% open maturity[3]	1,351,612	1,351,612
issued 10/25/19 at 1.35% open maturity[3]	1,212,737	1,212,737
issued 12/27/19 at 1.35% open maturity[3]	824,500	824,500
BNP Paribas
issued 12/20/19 at 2.07% due 02/03/20	7,907,781	7,907,781
issued 12/13/19 at 2.10% due 03/16/20	3,050,000	3,050,000
issued 12/10/19 at 1.35% open maturity[3]	186,913	186,913

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
REPURCHASE AGREEMENTS††,15 - 3.6% (continued)
Barclays Capital, Inc.
issued 10/24/19 at 1.05% open maturity[3]	4,270,000	$4,270,000
issued 10/10/19 at 1.05% open maturity[3]	2,076,594	2,076,594
issued 11/22/19 at (13.00)% open maturity[3]	1,107,125	1,107,125
issued 11/25/19 at 1.25% open maturity[3]	719,250	719,250
issued 12/16/19 at 1.05% open maturity[3]	707,875	707,875
issued 11/25/19 at 0.85% open maturity[3]	103,537	103,537
RBC Capital Markets LLC
issued 11/01/19 at 1.30% open maturity[3]	1,192,963	1,192,963
issued 11/01/19 at 1.40% open maturity[3]	212,313	212,313
Total Repurchase Agreements
(Cost $196,055,045)		196,055,045

	Notional Value
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	2,186,900,000	3,827,075
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	1,849,900,000	3,237,325
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	1,417,800,000	1,573,758
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	463,200,000	810,600
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	82,200,000	91,242
Total OTC Options Purchased
(Cost $12,768,924)		9,540,000
Total Investments - 101.7%
(Cost $5,562,065,246)		$5,477,304,900

	Face Amount~
CORPORATE BONDS SOLD SHORT†† - (1.0)%
Financial - (0.0)%
Enova International, Inc.
8.50% due 09/15/25[5]	110,000	(103,950)
Acrisure LLC / Acrisure Finance, Inc.
7.00% due 11/15/25[5]	1,000,000	(965,000)
Total Financial		(1,068,950)
Communications – (0.1)%
Univision Communications, Inc.
5.13% due 05/15/23[5]	510,000	(508,725)
5.13% due 02/15/25[5]	2,620,000	(2,590,525)
Total Communications		(3,099,250)
Consumer, Non-cyclical - (0.1)%
Quorum Health Corp.
11.63% due 04/15/23	1,700,000	(1,448,188)
Tenet Healthcare Corp.
8.13% due 04/01/22	2,425,000	(2,682,656)
Total Consumer, Non-cyclical		(4,130,844)
Technology - (0.2)%
Seagate HDD Cayman
4.75% due 01/01/25	8,000,000	(8,552,923)
Industrial - (0.2)%
Park-Ohio Industries, Inc.
6.63% due 04/15/27	1,400,000	(1,425,277)
Flex Ltd.
4.75% due 06/15/25	2,210,000	(2,406,805)
Spirit AeroSystems, Inc.
4.60% due 06/15/28	10,110,000	(10,669,891)
Total Industrial		(14,501,973)
Consumer, Cyclical - (0.4)%
Harley-Davidson, Inc.
3.50% due 07/28/25	1,330,000	(1,384,446)
Staples, Inc.
10.75% due 04/15/27[5]	1,875,000	(1,903,125)
Dollar Tree, Inc.
4.00% due 05/15/25	15,080,000	(16,133,873)
Total Consumer, Cyclical		(19,421,444)
Total Corporate Bonds Sold Short - (1.0)%
(Proceeds $46,734,941)		$(50,775,384)
Other Assets & Liabilities, net - (0.7)%		(38,580,868)
Total Net Assets - 100.0%		$5,387,948,648

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$900,025,000	$(22,738,871)	$(8,393,076)	$(14,345,795)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index/Reference Obligation	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs International	L Brands, Inc.	1.00%	Quarterly	12/20/24	$410,000	$34,921	$42,723	$(7,802)
Morgan Stanley Capital Services LLC	Hertz Corp.	5.00%	Quarterly	12/20/24	500,000	(44,141)	(35,688)	(8,453)
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	73,830,000	(1,977,068)	(14,614)	(1,962,454)
Goldman Sachs International	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	166,350,000	(4,454,628)	(236,508)	(4,218,120)
						$(6,440,916)	$(244,087)	$(6,196,829)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$23,700,000	$64,390	$293	$64,097
BofA Securities, Inc.	CME	Receive	Mexico Interbank TIIE 28 Day	6.51%	Annually	11/25/20	2,851,101,000	60,533	304	60,229
BofA Securities, Inc.	CME	Receive	Mexico Interbank TIIE 28 Day	6.56%	Annually	11/25/20	3,803,326,000	57,708	628	57,080
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	97,955,000	38,542	26,617	11,925
BofA Securities, Inc.	CME	Receive	Mexico Interbank TIIE 28 Day	6.57%	Annually	11/25/20	1,903,521,000	27,052	608	26,444
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	16,742,000	11,597	7,082	4,515
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	9,744,000	7,428	4,750	2,678
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	10,276,000	7,016	4,262	2,754
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	10,276,000	(7,017)	23	(7,040)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	9,744,000	(7,428)	23	(7,451)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	16,742,000	(11,598)	24	(11,622)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.31%	Annually	11/25/20	92,900,000	(35,790)	291	(36,081)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	97,955,000	(38,541)	22	(38,563)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.29%	Annually	11/25/20	92,900,000	(41,494)	309	(41,803)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.29%	Annually	11/25/20	92,900,000	(41,962)	309	(42,271)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.28%	Annually	11/25/20	139,350,000	(63,188)	301	(63,489)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	63,000,000	(3,475,352)	(9,599)	(3,465,753)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	830,000,000	(21,850,181)	130,891	(21,981,072)
								$(25,298,285)	$167,138	$(25,465,423)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.49)% (1 Month USD LIBOR + 0.78%)	At Maturity	01/08/20	276,406	$31,059,742	$77,443
Bank of America, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.49)% (1 Month USD LIBOR + 0.78%)	At Maturity	01/06/20	175,000	19,664,750	77,000
						$50,724,492	$154,443
OTC Equity Index Swap Agreements Sold Short††
Bank of America, N.A.	iShares Core S&P 500 ETF	(2.86)% (1 Month USD LIBOR + 1.08%)	At Maturity	01/22/20	62,550	$20,218,662	$(156,375)
JPMorgan Chase Bank, N.A.	iShares Core S&P 500 ETF	(2.49)% (1 Month USD LIBOR + 0.71%)	At Maturity	01/23/20	190,000	61,415,600	(182,400)
						$81,634,262	$(338,775)

Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.34% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$24,542,631	$(122,086)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	6,320,158,500	JPY	07/01/21	$62,232,010	$59,974,360	$2,257,650
Barclays Bank plc	6,018,007,500	JPY	07/01/21	59,168,297	57,107,136	2,061,161
Bank of America, N.A.	10,421,000,000	JPY	01/21/20	97,955,539	96,003,296	1,952,243
Goldman Sachs International	10,613,600,000	JPY	01/10/20	98,994,535	97,715,679	1,278,856
JPMorgan Chase Bank, N.A.	5,621,809,500	JPY	09/01/20	53,437,730	52,463,069	974,661
Citibank N.A., New York	5,229,613,500	JPY	06/01/20	49,474,130	48,543,113	931,017
Goldman Sachs International	28,600,000	EUR	01/17/20	33,024,955	32,117,252	907,703
Goldman Sachs International	70,300,000	BRL	07/01/20	18,254,998	17,413,921	841,077
Goldman Sachs International	48,568,000	EUR	04/30/20	55,697,782	54,899,622	798,160
Citibank N.A., New York	303,500,000	BRL	07/01/20	75,789,060	75,179,589	609,471
Barclays Bank plc	46,140,000	EUR	01/17/20	52,350,618	51,814,336	536,282
Bank of America, N.A.	2,288,143,500	JPY	06/22/20	21,641,384	21,264,475	376,909
Bank of America, N.A.	1,973,886,450	JPY	04/15/20	18,618,233	18,273,808	344,425
Citibank N.A., New York	2,653,400,000	JPY	01/10/20	24,739,634	24,428,920	310,714
Citibank N.A., New York	122,150,000	BRL	07/01/21	29,677,306	29,382,608	294,698
Bank of America, N.A.	9,065,200	EUR	06/15/20	10,424,753	10,276,379	148,374
JPMorgan Chase Bank, N.A.	833,416,500	JPY	06/01/20	7,876,910	7,736,065	140,845
Goldman Sachs International	7,943,840	EUR	06/15/20	9,140,023	9,005,197	134,826
JPMorgan Chase Bank, N.A.	617,308,500	JPY	03/23/20	5,829,935	5,707,342	122,593
Goldman Sachs International	358,704,500	JPY	03/23/20	3,388,896	3,316,412	72,484
Goldman Sachs International	92,466,974	JPY	06/22/20	875,100	859,326	15,774
Goldman Sachs International	32,149,325	EUR	07/30/21	37,345,460	37,330,413	15,047
Citibank N.A., New York	3,158,500	JPY	07/01/20	30,507	29,368	1,139
Citibank N.A., New York	3,158,500	JPY	01/06/20	30,209	29,073	1,136
Citibank N.A., New York	3,158,500	JPY	01/04/21	30,823	29,691	1,132
Barclays Bank plc	3,007,500	JPY	07/01/20	29,011	27,964	1,047
Barclays Bank plc	3,007,500	JPY	01/06/20	28,722	27,683	1,039
Barclays Bank plc	3,007,500	JPY	01/04/21	29,299	28,271	1,028
JPMorgan Chase Bank, N.A.	2,809,500	JPY	03/02/20	26,402	25,943	459
Goldman Sachs International	239,325	EUR	07/30/20	272,041	272,070	(29)
Bank of America, N.A.	793,970	ILS	04/30/20	231,603	231,976	(373)
Barclays Bank plc	688,427	ILS	07/31/20	201,304	202,467	(1,163)
Barclays Bank plc	684,673	ILS	08/02/21	204,027	205,287	(1,260)
Bank of America, N.A.	384,952	ILS	01/31/20	110,444	111,806	(1,362)
JPMorgan Chase Bank, N.A.	216,000	EUR	07/30/20	244,085	245,554	(1,469)
Goldman Sachs International	384,350	ILS	04/30/20	110,657	112,297	(1,640)
Bank of America, N.A.	383,900	ILS	02/01/21	112,170	114,113	(1,943)
Deutsche Bank AG	73,677,040	KRW	05/07/21	62,624	64,653	(2,029)
Deutsche Bank AG	76,160,536	KRW	02/04/21	64,570	66,650	(2,080)
Deutsche Bank AG	76,160,536	KRW	11/04/20	64,379	66,472	(2,093)
Deutsche Bank AG	76,160,536	KRW	08/05/20	64,184	66,301	(2,117)
Deutsche Bank AG	74,504,872	KRW	05/11/20	62,572	64,696	(2,124)
Deutsche Bank AG	76,160,536	KRW	02/05/20	63,759	65,975	(2,216)
Citibank N.A., New York	1,924,258	ILS	04/30/20	556,890	562,215	(5,325)
Bank of America, N.A.	2,522,000	EUR	01/14/20	2,805,188	2,831,604	(26,416)
JPMorgan Chase Bank, N.A.	2,300,000	CAD	01/03/20	1,738,720	1,771,834	(33,114)
Bank of America, N.A.	7,363,900	ILS	01/31/22	2,183,190	2,226,748	(43,558)
Bank of America, N.A.	10,626,000	GBP	01/14/20	14,028,817	14,081,311	(52,494)
Goldman Sachs International	8,850,000	BRL	07/01/21	2,073,328	2,128,826	(55,498)
Citibank N.A., New York	4,000,000	CAD	01/14/20	3,024,052	3,081,676	(57,624)
Barclays Bank plc	132,210,000	MXN	04/08/20	6,828,818	6,894,705	(65,887)
JPMorgan Chase Bank, N.A.	5,325,000	CAD	01/08/20	4,027,253	4,102,317	(75,064)
Citibank N.A., New York	5,200,000	CAD	01/09/20	3,917,118	4,006,045	(88,927)
Citibank N.A., New York	7,005,000	CAD	01/02/20	5,302,459	5,396,390	(93,931)
Citibank N.A., New York	4,980,000	CAD	01/06/20	3,740,797	3,836,482	(95,685)
Morgan Stanley Capital Services LLC	40,200,000	BRL	04/01/20	9,864,546	9,986,763	(122,217)
Bank of America, N.A.	12,798,000	EUR	01/17/20	14,218,668	14,371,909	(153,241)
Citibank N.A., New York	118,490,000	MXN	04/02/20	6,027,418	6,184,609	(157,191)
Bank of America, N.A.	79,971,800	ILS	04/30/21	23,698,473	23,871,252	(172,779)
JPMorgan Chase Bank, N.A.	178,600,000	BRL	07/01/21	42,785,007	42,961,392	(176,385)
Barclays Bank plc	92,228,427	ILS	08/01/22	27,935,310	28,114,335	(179,025)
Citibank N.A., New York	148,000,000	MXN	04/08/20	7,534,107	7,718,147	(184,040)
JPMorgan Chase Bank, N.A.	29,016,000	EUR	07/30/21	33,489,397	33,692,131	(202,734)
Goldman Sachs International	38,713,300	ILS	04/30/21	11,336,277	11,555,760	(219,483)
JPMorgan Chase Bank, N.A.	2,851,101,000	MXN	11/25/20	143,669,928	143,952,092	(282,164)
Citibank N.A., New York	311,000,000	MXN	04/23/20	15,896,065	16,183,120	(287,055)
Citibank N.A., New York	150,451,000	MXN	01/02/20	7,658,683	7,957,507	(298,824)
Goldman Sachs International	57,434,200	ILS	01/31/22	17,016,596	17,367,356	(350,760)
Morgan Stanley Capital Services LLC	383,500,000	MXN	02/06/20	19,795,592	20,177,556	(381,964)
Goldman Sachs International	72,830,756	ILS	02/01/21	21,256,018	21,648,630	(392,612)
Goldman Sachs International	214,930,000	MXN	01/16/20	10,919,797	11,344,762	(424,965)
Citibank N.A., New York	401,820,000	MXN	02/27/20	20,639,015	21,080,877	(441,862)
Barclays Bank plc	72,975,000	ILS	01/31/20	20,646,484	21,194,919	(548,435)
Citibank N.A., New York	17,680,000	GBP	01/13/20	22,872,897	23,428,384	(555,487)
Citibank N.A., New York	125,900,000	BRL	01/02/20	30,693,310	31,354,286	(660,976)
Citibank N.A., New York	26,280,000	GBP	01/27/20	34,077,933	34,839,386	(761,453)
Deutsche Bank AG	28,528,010,536	KRW	08/04/21	24,328,851	25,101,140	(772,289)
Citibank N.A., New York	193,819,000	ILS	04/30/21	56,980,495	57,854,170	(873,675)
Goldman Sachs International	774,364,000	MXN	02/27/20	39,136,339	40,625,834	(1,489,495)
Goldman Sachs International	136,481,600	ILS	01/31/20	37,719,406	39,639,829	(1,920,423)
Goldman Sachs International	1,487,700,000	MXN	01/02/20	76,315,068	78,685,975	(2,370,907)
Citibank N.A., New York	1,871,006,000	MXN	08/25/20	92,395,358	95,663,676	(3,268,318)
Goldman Sachs International	4,677,515,000	MXN	08/25/20	231,505,161	239,159,190	(7,654,029)
JPMorgan Chase Bank, N.A.	4,676,586,000	MXN	08/25/20	231,303,569	239,111,691	(7,808,122)
						$(18,694,381)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	4,752,764,000	MXN	11/25/20	$232,079,966	$239,967,059	$7,887,093
Goldman Sachs International	4,754,622,000	MXN	11/25/20	232,336,237	240,060,869	7,724,632
Citibank N.A., New York	1,901,663,000	MXN	11/25/20	92,721,533	96,014,967	3,293,434
Goldman Sachs International	644,300,000	MXN	01/02/20	33,011,231	34,077,686	1,066,455
Goldman Sachs International	81,800,000	BRL	01/02/20	19,752,251	20,371,569	619,318
Morgan Stanley Capital Services LLC	44,100,000	BRL	01/02/20	10,593,068	10,982,717	389,649
JPMorgan Chase Bank, N.A.	2,805,580,000	MXN	08/25/20	143,068,843	143,448,015	379,172
Citibank N.A., New York	206,115,000	ILS	01/31/20	59,534,675	59,864,211	329,536
Goldman Sachs International	48,568,000	EUR	04/30/20	54,585,235	54,899,622	314,387
JPMorgan Chase Bank, N.A.	24,540,000	EUR	01/17/20	27,289,142	27,557,949	268,807
JPMorgan Chase Bank, N.A.	17,009,040	EUR	06/15/20	19,146,464	19,281,577	135,113
Citibank N.A., New York	1,176,184,000	MXN	02/27/20	61,591,601	61,706,712	115,111
JPMorgan Chase Bank, N.A.	4,980,000	CAD	01/02/20	3,759,268	3,836,406	77,138
Goldman Sachs International	383,500,000	MXN	02/06/20	20,105,904	20,177,556	71,652
JPMorgan Chase Bank, N.A.	5,325,000	CAD	01/08/20	4,042,509	4,102,317	59,808
Citibank N.A., New York	4,980,000	CAD	01/06/20	3,776,851	3,836,482	59,631
BNP Paribas	5,200,000	CAD	01/09/20	3,947,700	4,006,045	58,345
Goldman Sachs International	311,000,000	MXN	04/23/20	16,129,450	16,183,120	53,670
Goldman Sachs International	214,930,000	MXN	01/16/20	11,299,141	11,344,762	45,621
Goldman Sachs International	280,210,000	MXN	04/08/20	14,575,823	14,612,852	37,029
JPMorgan Chase Bank, N.A.	2,300,000	CAD	01/03/20	1,736,175	1,771,834	35,659
Goldman Sachs International	118,490,000	MXN	04/02/20	6,169,303	6,184,609	15,306
Citibank N.A., New York	436,000	GBP	01/14/20	571,735	577,776	6,041
						$23,042,607

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $124,575,215, (cost $125,048,503) or 2.3% of total net assets.
[2]	Affiliated issuer.
[3]	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2019.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,661,085,284 (cost $1,678,653,482), or 30.8% of total net assets.
[6]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $27,402,963 (cost $32,500,623), or 0.5% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.
[10]	Zero coupon rate security.
[11]	Security is an interest-only strip.
[12]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[13]	Security is in default of interest and/or principal obligations.
[14]	Payment-in-kind security.
[15]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CDX.NA.IG.31 — Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EURIBOR — European Interbank Offered Rate
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,070,850	$10,092,264	$4,557,761	$16,720,875
Preferred Stocks	—	1,701,570	—	1,701,570
Exchange-Traded Funds	193,234,082	—	—	193,234,082
Mutual Funds	678,315,645	—	—	678,315,645
Money Market Fund	56,932,714	—	—	56,932,714
Asset-Backed Securities	—	1,277,842,507	130,666,370	1,408,508,877
Foreign Government Debt	—	1,071,423,722	—	1,071,423,722
Collateralized Mortgage Obligations	—	920,413,626	10,506,972	930,920,598
Corporate Bonds	—	624,620,592	42,379,997	667,000,589
Senior Floating Rate Interests	—	144,912,526	97,707,323	242,619,849
Senior Fixed Rate Interests	—	—	4,306,201	4,306,201
Municipal Bonds	—	25,133	—	25,133
Repurchase Agreements	—	196,055,045	—	196,055,045
Options Purchased	—	9,540,000	—	9,540,000
Interest Rate Swap Agreements**	—	229,722	—	229,722
Total Return Swap Agreements**	—	154,443	—	154,443
Forward Foreign Currency Exchange Contracts**	—	38,174,557	—	38,174,557
Total Assets	$930,553,291	$4,295,185,707	$290,124,624	$5,515,863,622

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds Sold Short	$—	$50,775,384	$—	$50,775,384
Credit Default Swap Agreements**	—	20,542,624	—	20,542,624
Interest Rate Swap Agreements**	—	25,695,145	—	25,695,145
Total Return Swap Agreements**	—	460,861	—	460,861
Forward Foreign Currency Exchange Contracts**	—	33,826,331	—	33,826,331
Unfunded Loan Commitments (Note 5)	—	—	402,388	402,388
Total Liabilities	$—	$131,300,345	$402,388	$131,702,733

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range		Weighted Average*
Assets:
Asset-Backed Securities	$71,097,113	Option Adjusted Spread off prior month broker mark over the 3 Month LIBOR	Broker Quote	—		—
Asset-Backed Securities	59,569,257	Yield Analysis	Yield	3.2%-5.0%		4.5%
Collateralized Mortgage Obligations	10,506,972	Option Adjusted Spread off prior month broker mark over the 3 Month LIBOR	Broker Quote	—		—
Common Stocks	4,557,761	Enterprise Value	Valuation Multiple	1.8x-15.8x		5.5	x
Corporate Bonds	42,379,997	Option Adjusted Spread off prior month broker mark over the 3 Month LIBOR	Broker Quote	—		—
Senior Fixed Rate Interests	4,306,201	Enterprise Value	Valuation Multiple	7.7	x	—
Senior Floating Rate Interests	40,454,590	Third Party Pricing	Broker Quote	—		—
Senior Floating Rate Interests	39,713,478	Yield Analysis	Yield	5.4%-9.9%		7.6%
Senior Floating Rate Interests	8,729,942	Model Price	Liquidation Value	—		—
Senior Floating Rate Interests	3,062,408	Model Price	Purchase Price	—		—
Senior Floating Rate Interests	2,387,329	Enterprise Value	Valuation Multiple	11.1	x	—
Senior Floating Rate Interests	1,864,582	Option Adjusted Spread off prior month broker mark over the 3 Month LIBOR	Broker Quote	—		—
Senior Floating Rate Interests	1,494,994	Model Price	Market Comparable Yields	5.6%		—
Total Assets	$290,124,624
Liabilities:
Unfunded Loan Commitments	402,388	Model Price	Purchase Price	—		—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were recently revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had securities with a total value of $11,731,130 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of $9,416,700 transfer out of Level 3 and into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$126,277,348	$10,909,455	$44,402,417	$104,821,440	$15,982,467	$4,504,269	$306,897,396	$(1,140,482)
Purchases/(Receipts)	-	-	-	304,669	-	-	304,669	(277,121)
(Sales, maturities and paydowns)/Fundings	(3,355,555)	-	(1,980,000)	(9,105,664)	(21,606)	-	(14,462,825)	702,793
Amortization of premiums/discounts	2,430	(4,878)	(1,017)	100,108	-	7,324	103,967	(853)
Total realized gains (losses) included in earnings	77,005	-	-	106,813	21,606	-	205,424	(515,539)
Total change in unrealized appreciation (depreciation) included in earnings	(34,858)	(397,605)	(41,403)	(1,904,867)	(2,654,312)	(205,392)	(5,238,437)	828,814
Transfers into Level 3	7,700,000	-	-	4,031,130	-	-	11,731,130	-
Transfers out of Level 3	-	-	-	(646,306)	(8,770,394)	-	(9,416,700)	-
Ending Balance	$130,666,370	$10,506,972	$42,379,997	$97,707,323	$4,557,761	$4,306,201	$290,124,624	$(402,388)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$21,599	$(397,605)	$(41,403)	$(1,716,194)	$(1,784,027)	$(205,392)	$(4,123,022)	$253,559

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	—	—

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Societe Generale			Connecticut Avenue Securities Trust
2.29% - 2.43% (3 Month USD LIBOR + 0.40%)			3.89%
07/07/20*	$90,224,395	$92,161,874	06/25/39	$26,385,455	$26,543,768
			Connecticut Avenue Securities Trust
			3.79%
			07/25/39	20,816,000	20,920,080
			Connecticut Avenue Securities Trust
			4.09%
			08/25/31	9,100,000	9,183,720
			Freddie Mac Structured Agency Credit Risk Debt Notes
			3.89%
			09/25/48	9,100,000	9,172,800
			BX Trust
			5.99%
			07/15/34	8,500,000	8,497,450
			Fannie Mae Connecticut Avenue Securities
			4.64%
			11/25/29	8,130,000	8,407,233
			Hawaii Hotel Trust
			4.89%
			05/15/38	6,000,000	5,996,400
			Freddie Mac Structured Agency Credit Risk Debt Notes
			6.44%
			10/25/28	3,622,806	3,901,400
			Fannie Mae Connecticut Avenue Securities
			5.34%
			07/25/29	3,400,000	3,598,220
			JP Morgan Chase Commercial Mortgage Securities Trust
			4.15%
			06/15/35	3,000,000	3,000,000
			Fannie Mae Connecticut Avenue Securities
			4.79%
			10/25/29	2,870,829	2,998,868
			Freddie Mac Structured Agency Credit Risk Debt Notes
			4.14%
			02/25/49	2,851,000	2,880,365
			Bayview Financial Acquisition Trust
			6.73%
			05/28/37	2,000,000	2,240,000
			Freddie Mac Structured Agency Credit Risk Debt Notes
			6.04%
			11/25/23	1,716,893	1,850,467
			GS Mortgage Securities Corp. Trust
			5.74%
			07/15/32	1,600,000	1,606,080
			Natixis Commercial Mortgage Securities Trust
			5.03%
			02/15/33	1,600,000	1,590,720
			Carlyle Global Market Strategies CLO Ltd.
			9.24%
			04/22/32	1,500,000	1,362,750
			OHA Loan Funding Ltd.
			8.47%
			01/20/28	1,100,000	1,079,760
				113,292,983	114,830,081
Deutsche Bank AG			Motel 6 Trust
2.28%			4.99%
02/07/20	43,964,000	44,084,583	08/15/34	40,000,000	40,100,000
			Benchmark Mortgage Trust
			4.25%
			08/15/52	18,000,000	15,550,200
			CGGS Commercial Mortgage Trust
			4.89%
			02/15/37	12,518,000	12,515,496
			TICP CLO IX Ltd.
			7.57%
			01/20/31	1,360,000	1,267,792
				71,878,000	69,433,488

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Citigroup Global Markets, Inc.			Dollar Tree Inc.
1.10% - 1.35%			4.00%
Open Maturity**	$27,135,000	$27,135,000	05/15/25[1]	$11,450,000	$12,250,355
			Spirit AeroSystems Inc.
			4.60%
			06/15/28[1]	4,920,000	5,192,568
			Seagate HDD Cayman
			4.75%
			01/01/25[1]	4,000,000	4,276,400
			Flex Ltd.
			4.75%
			06/15/25[1]	1,105,000	1,203,455
			Univision Communications Inc.
			5.13%
			02/15/25[1]	860,000	850,368
			Park-Ohio Industries Inc.
			6.63%
			04/15/27[1]	700,000	712,670
			Staples Inc.
			10.75%
			04/15/27[1]	700,000	710,500
			Harley-Davidson Inc.
			3.50%
			07/28/25[1]	665,000	692,199
			Tenet Healthcare Corp.
			8.13%
			04/01/22[1]	500,000	553,100
			Univision Communications Inc.
			5.13%
			05/15/23[1]	310,000	309,225
			Acrisure LLC / Acrisure Finance Inc.
			7.00%
			11/15/25[1]	150,000	144,750
				25,360,000	26,895,590
BofA Securities, Inc.			Spirit AeroSystems Inc.
1.35% - 1.40%			4.60%
Open Maturity**	13,197,299	13,197,299	06/15/28[1]	5,190,000	5,477,526
			Dollar Tree Inc.
			4.00%
			05/15/25[1]	3,630,000	3,883,737
			Univision Communications Inc.
			5.13%
			02/15/25[1]	1,355,000	1,339,824
			Flex Ltd.
			4.75%
			06/15/25[1]	1,105,000	1,203,456
			Acrisure LLC / Acrisure Finance Inc.
			7.00%
			11/15/25[1]	850,000	820,250
			Univision Communications Inc.
			5.13%
			05/15/23[1]	200,000	199,500
				12,330,000	12,924,293
BNP Paribas			HSI Asset Securitization Corp. Trust
2.07% - 2.10%			1.93%
02/03/20 - 03/16/20	10,957,781	10,993,073	01/25/37	45,185,000	35,646,446
1.35%
Open Maturity**	186,913	186,913	Citigroup Mortgage Loan Trust
	11,144,694	11,179,986	1.93%
			01/25/37	18,218,000	16,070,098
			Univision Communications Inc.
			5.13%
			02/15/25[1]	190,000	187,872
				63,593,000	51,904,416
Barclays Capital, Inc.			Seagate HDD Cayman
(13.00)% - 1.25%			4.75%
Open Maturity**	8,984,381	8,984,381	01/01/25[1]	4,000,000	4,276,400
			Tenet Healthcare Corp.
			8.13%
			04/01/22[1]	1,925,000	2,129,435
			Quorum Health Corp.
			11.63%
			04/15/23[1]	1,700,000	1,448,230
			Park-Ohio Industries Inc.
			6.63%
			04/15/27[1]	700,000	712,670
			Staples Inc.
			10.75%
			04/15/27[1]	700,000	710,500
			Enova International Inc.
			8.50%
			09/15/25[1]	110,000	103,950
				9,135,000	9,381,185
RBC Capital Markets LLC			Harley-Davidson Inc.
1.30% - 1.40%			3.50%
Open Maturity**	1,405,276	1,405,276	07/28/25[1]	665,000	692,199
			Staples Inc.
			10.75%
			04/15/27[1]	475,000	482,125
			Univision Communications Inc.
			5.13%
			02/15/25[1]	215,000	212,592
				1,355,000	1,386,916

*	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

**	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2019.

[1]	Collateral is related to securities which are being sold short.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19		Shares/Face Amount 12/31/19	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*,[1]	$13,255		$–	$–	$–	$–	$13,255		37,539	$–	$–
Targus Group International Equity, Inc.*,1	21,632		–	–	–	1,194	22,826		12,773	–	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	69,165,665		689,432	–	–	381,949	70,237,046		2,753,314	689,432	–
Guggenheim Limited Duration Fund — R6-Class	310,987,415		1,710,384	–	–	(1,264,351)	311,433,448		12,680,515	1,696,543	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	18,768,215		842,019	–	–	(995,243)	18,614,991		569,614	139,988	702,031
Guggenheim Strategy Fund II	103,148,435		872,160	–	–	(375,098)	103,645,497		4,189,390	866,301	–
Guggenheim Strategy Fund III	81,558,334		707,550	–	–	(329,790)	81,936,094		3,314,567	703,502	–
Guggenheim Ultra Short Duration Fund — Institutional Class	92,054,728		486,439	–	–	(92,598)	92,448,569		9,291,314	482,120	–
Senior Floating Rate Interests
Targus Group International, Inc. due 05/24/16*,1,2,3	—	**	–	–	–	–	—	**	152,876	–	–
	$675,717,679		$5,307,984	$–	$–	$(2,673,937)	$678,351,726			$4,577,886	$702,031

*	Non-income producing security.
**	Market value is less than $1.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued and affiliated securities amounts to $36,081, (cost $162,604) or less than 0.1% of total net assets.
[2]	Security is in default of interest and/or principal obligations.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 83.0%
REITs - 72.4%
REITs-Health Care - 13.0%
Omega Healthcare Investors, Inc.[1]	8,847	$374,670
Healthpeak Properties, Inc.[1]	10,505	362,107
Ventas, Inc.[1]	5,430	313,528
CareTrust REIT, Inc.	8,947	184,577
Total REITs-Health Care		1,234,882
REITs-Diversified - 11.5%
Weyerhaeuser Co.	7,928	239,426
Equinix, Inc.[1]	409	238,733
Alexander & Baldwin, Inc.	11,266	236,135
PotlatchDeltic Corp.	4,398	190,302
Vornado Realty Trust[1]	2,821	187,597
Total REITs-Diversified		1,092,193
REITs-Warehouse/Industries - 10.8%
Americold Realty Trust[1]	7,787	273,012
CyrusOne, Inc.	3,744	244,970
STAG Industrial, Inc.	6,295	198,733
Terreno Realty Corp.[1]	2,832	153,325
Rexford Industrial Realty, Inc.[1]	3,290	150,254
Total REITs-Warehouse/Industries		1,020,294
REITs-Hotels - 8.6%
Pebblebrook Hotel Trust[1]	7,929	212,577
Park Hotels & Resorts, Inc.[1]	8,159	211,073
Host Hotels & Resorts, Inc.	10,458	193,996
MGM Growth Properties LLC — Class A	6,219	192,602
Total REITs-Hotels		810,248
REITs-Shopping Centers - 5.6%
Retail Opportunity Investments Corp.	10,203	180,185
Federal Realty Investment Trust	1,374	176,875
Regency Centers Corp.	2,803	176,841
Total REITs-Shopping Centers		533,901
REITs-Mortgage - 5.1%
Annaly Capital Management, Inc.	31,748	299,066
AGNC Investment Corp.	10,591	187,249
Total REITs-Mortgage		486,315
REITs-Office Property - 4.7%
Highwoods Properties, Inc.[1]	5,275	258,000
Paramount Group, Inc.	13,469	187,489
Total REITs-Office Property		445,489
REITs-Storage - 4.4%
Extra Space Storage, Inc.	2,123	224,231
National Storage Affiliates Trust	5,593	188,037
Total REITs-Storage		412,268
REITs-Manufactured Homes - 4.1%
Equity LifeStyle Properties, Inc.[1]	2,754	193,854
Sun Communities, Inc.[1]	1,270	190,627
Total REITs-Manufactured Homes		384,481
REITs-Single Tenant - 2.5%
Spirit Realty Capital, Inc.[1]	4,845	238,277
REITs-Apartments - 2.1%
Invitation Homes, Inc.[1]	6,526	195,584
Total REITs		6,853,932
Real Estate - 5.6%
Real Estate Management/Services - 5.6%
Safehold, Inc.	13,292	535,668
Entertainment - 2.5%
Gambling (Non-Hotel) - 2.5%
Red Rock Resorts, Inc. — Class A	9,957	238,470
Software - 2.5%
Computer Software - 2.5%
InterXion Holding N.V.*	2,790	233,830
Total Common Stocks
(Cost $7,382,415)		7,861,900

MONEY MARKET FUND† - 19.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 1.43%[2]	1,807,105	1,807,105
Total Money Market Fund
(Cost $1,807,105)		1,807,105
Total Investments - 102.1%
(Cost $9,189,520)		$9,669,005
Other Assets & Liabilities, net - (2.1)%		(197,217)
Total Net Assets - 100.0%		$9,471,788

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(1.17)% (Federal Funds Rate - 0.38%)	At Maturity	07/22/24	$3,883,241	$(78,574)

Goldman Sachs International	GS Equity Custom Basket	(1.28)% (Federal Funds Rate - 0.28%)	At Maturity	05/06/24	3,883,241	(46,572)
					$7,766,482	$(125,146)

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Public Storage	545	(2.99)%	$12,736
Hersha Hospitality Trust	8,329	(3.12)%	10,215
PS Business Parks, Inc.	510	(2.17)%	9,387
Washington Prime Group, Inc.	18,010	(1.69)%	4,503
Digital Realty Trust, Inc.	1,473	(4.54)%	4,445
American Finance Trust, Inc.	6,997	(2.39)%	3,805
Retail Properties of America, Inc. — Class A	6,796	(2.35)%	2,254
Service Properties Trust	4,174	(2.62)%	1,625
Life Storage, Inc.	1,276	(3.56)%	551
Healthcare Trust of America, Inc. — Class A	3,925	(3.06)%	(750)
Columbia Property Trust, Inc.	4,463	(2.40)%	(1,498)
Industrial Logistics Properties Trust	3,248	(1.88)%	(3,484)
Brandywine Realty Trust	6,053	(2.46)%	(3,686)
Xenia Hotels & Resorts, Inc.	4,568	(2.54)%	(4,013)
Monmouth Real Estate Investment Corp.	9,556	(3.56)%	(4,543)
VEREIT, Inc.	15,341	(3.65)%	(4,753)
Healthcare Realty Trust, Inc.	3,821	(3.28)%	(5,133)
Howard Hughes Corp.	962	(3.14)%	(5,245)
Cushman & Wakefield plc	3,689	(1.94)%	(5,895)
RLJ Lodging Trust	5,661	(2.58)%	(6,238)
Brixmor Property Group, Inc.	5,717	(3.18)%	(6,564)
Washington Real Estate Investment Trust	4,016	(3.02)%	(8,284)
Kimco Realty Corp.	6,674	(3.56)%	(10,421)
Physicians Realty Trust	8,709	(4.25)%	(17,524)
Piedmont Office Realty Trust, Inc. — Class A	8,099	(4.64)%	(18,440)
Total Financial			(56,950)
Communications
Switch, Inc. — Class A	7,388	(2.82)%	6,270
Consumer, Cyclical
Toll Brothers, Inc.	1,831	(1.86)%	(1,077)
KB Home	2,169	(1.91)%	(3,623)
Royal Caribbean Cruises Ltd.	789	(2.71)%	(11,840)
Total Consumer, Cyclical			(16,540)
Exchange-Traded Funds
Vanguard Real Estate ETF	6,752	(16.13)%	(11,354)
Total MS Equity Short Custom Basket			$(78,574)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Hersha Hospitality Trust	8,329	(3.12)%	$15,666
Public Storage	545	(2.99)%	12,730
PS Business Parks, Inc.	510	(2.17)%	9,367
Digital Realty Trust, Inc.	1,473	(4.54)%	5,888
Washington Prime Group, Inc.	18,010	(1.69)%	4,652
American Finance Trust, Inc.	6,997	(2.39)%	3,833
Retail Properties of America, Inc. — Class A	6,796	(2.35)%	2,365
Service Properties Trust	4,174	(2.62)%	1,286
Life Storage, Inc.	1,276	(3.56)%	69
Columbia Property Trust, Inc.	4,463	(2.40)%	(83)
Healthcare Trust of America, Inc. — Class A	3,925	(3.06)%	(653)
VEREIT, Inc.	15,341	(3.65)%	(1,662)
Xenia Hotels & Resorts, Inc.	4,568	(2.54)%	(2,213)
Brandywine Realty Trust	6,053	(2.46)%	(2,312)
Healthcare Realty Trust, Inc.	3,821	(3.28)%	(3,347)
Industrial Logistics Properties Trust	3,248	(1.88)%	(3,444)
Monmouth Real Estate Investment Corp.	9,556	(3.56)%	(4,405)
Howard Hughes Corp.	962	(3.14)%	(5,569)
Cushman & Wakefield plc	3,689	(1.94)%	(6,054)
RLJ Lodging Trust	5,661	(2.58)%	(6,167)
Brixmor Property Group, Inc.	5,717	(3.18)%	(6,686)
Washington Real Estate Investment Trust	4,016	(3.02)%	(6,974)
Physicians Realty Trust	8,709	(4.25)%	(9,302)
Kimco Realty Corp.	6,674	(3.56)%	(9,560)
Piedmont Office Realty Trust, Inc. — Class A	8,099	(4.64)%	(13,757)
Total Financial			(26,332)
Consumer, Cyclical
Toll Brothers, Inc.	1,831	(1.86)%	(1,047)
KB Home	2,169	(1.91)%	(3,605)
Royal Caribbean Cruises Ltd.	789	(2.71)%	(11,807)
Total Consumer, Cyclical			(16,459)
Exchange-Traded Funds
Vanguard Real Estate ETF	6,752	(16.13)%	(10,057)
Communications
Switch, Inc. — Class A	7,388	(2.82)%	6,276
Total GS Equity Short Custom Basket			$(46,572)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2019.
[2]	Rate indicated is the 7-day yield as of December 31, 2019.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,861,900	$—	$—	$7,861,900
Money Market Fund	1,807,105	—	—	1,807,105
Total Assets	$9,669,005	$—	$—	$9,669,005

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$125,146	$—	$125,146

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
CLOSED-END FUNDS† - 3.9%
BNY Mellon Strategic Municipals, Inc.	50,607	$430,665
BlackRock MuniVest Fund, Inc.	30,457	277,463
DWS Municipal Income Trust	23,880	270,560
BlackRock MuniYield Quality Fund, Inc.	14,805	222,816
BlackRock Municipal Income Quality Trust	12,482	175,372
Invesco Trust for Investment Grade Municipals	13,276	170,597
Invesco Municipal Opportunity Trust	13,799	170,556
Invesco Municipal Trust	12,294	151,954
BlackRock MuniYield California Quality Fund, Inc.	10,063	142,995
Invesco Advantage Municipal Income Trust II	10,435	116,559
BlackRock MuniEnhanced Fund, Inc.	4,945	55,186
Eaton Vance Municipal Income Trust	2,500	31,875
BlackRock MuniHoldings Investment Quality Fund	7	93
Total Closed-End Funds
(Cost $2,229,598)		2,216,691

MONEY MARKET FUND† - 1.4%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares 1.29%[1]	835,660	835,660
Total Money Market Fund
(Cost $835,660)		835,660

	Face Amount
MUNICIPAL BONDS†† - 93.7%
California - 24.6%
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	$2,500,000	2,026,900
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,192,460
6.25% due 10/01/40	250,000	298,115
5.00% due 10/01/33	200,000	253,528
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,000,000	1,079,710
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	543,534
due 08/01/30[2]	415,000	329,751
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,6]	1,000,000	823,960
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	689,273
Los Angeles Department of Water & Power Power System Revenue Bonds
5.00% due 07/01/43	500,000	546,275
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	532,790
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	531,753
San Diego Unified School District General Obligation Unlimited
due 07/01/39[2]	1,000,000	487,560
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	373,941
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	220,000	234,395
5.00% due 08/01/40	120,000	138,842
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	300,000	339,552
Placer Union High School District General Obligation Unlimited
due 08/01/30[2]	375,000	300,472
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	297,335
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[3,6]	250,000	270,422
Gustine Unified School District General Obligation Unlimited
5.00% due 08/01/41	220,000	258,190
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	249,556	252,056
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	195,000	248,709
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	237,168
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	218,924
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	200,000	215,802

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 93.7% (continued)
California - 24.6% (continued)
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	$180,000	$211,122
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	186,287
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[2]	195,000	184,544
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	165,412
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	154,104
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/44	100,000	123,055
Washington Township Health Care District Revenue Bonds
5.00% due 07/01/32	100,000	122,068
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	118,648
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	100,000	79,292
Sequoia Healthcare District Revenue Bonds
5.38% due 08/15/23	5,000	5,375
McKinleyville Union School District General Obligation Unlimited
due 08/01/21[2]	40,000	3,662
Total California		14,074,986
Texas - 9.3%
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	660,860
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	359,488
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	298,370
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/32	200,000	247,424
Bexar County Health Facilities Development Corp. Revenue Bonds
5.00% due 07/15/22	225,000	242,800
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	242,554
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	242,410
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	241,618
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	239,180
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	237,236
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/41	200,000	235,526
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	233,118
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	228,102
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	221,778
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	211,643
Texas Tech University Revenue Bonds
5.00% due 08/15/32	200,000	210,868
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	170,000	200,075
Spring Independent School District General Obligation Unlimited
4.00% due 08/15/37	150,000	171,349
City of Fort Worth Texas Water & Sewer System Revenue Bonds
5.00% due 02/15/32	100,000	124,308
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	120,762
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	120,565
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	120,083

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 93.7% (continued)
Texas - 9.3% (continued)
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	$100,000	$118,119
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	10,000	11,204
County of Tarrant Texas General Obligation Limited
5.00% due 07/15/20	10,000	10,106
City of Austin Texas Water & Wastewater System Revenue Bonds
5.00% due 11/15/21	5,000	5,304
Leander Independent School District General Obligation Unlimited
due 08/15/24[2]	5,000	2,754
Total Texas		5,357,604
New York - 8.3%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1.67% (VRDN) due 11/01/36[4]	1,700,000	1,700,000
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	366,327
5.00% due 08/01/26	250,000	301,750
5.00% due 12/01/27[5]	200,000	240,910
5.00% due 02/18/20	15,000	15,075
New York City Water & Sewer System Revenue Bonds
1.66% (VRDN) due 06/15/45[4]	600,000	600,000
City of New York New York General Obligation Unlimited
1.65% (VRDN) due 10/01/46[4]	500,000	500,000
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	224,672
5.00% due 08/01/26	200,000	209,384
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	284,995
Westchester County Healthcare Corp. Revenue Bonds
5.00% due 11/01/44	189,000	207,575
Brooklyn Arena Local Development Corp. Revenue Bonds
6.00% due 01/15/20	100,000	100,166
Total New York		4,750,854
Massachusetts - 5.1%
Commonwealth of Massachusetts General Obligation Limited
1.64% (VRDN) due 03/01/26[4]	1,500,000	1,500,000
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/21	1,000,000	1,057,270
5.00% due 07/01/29	200,000	238,976
5.00% due 07/01/36	100,000	116,692
Total Massachusetts		2,912,938
Michigan - 4.5%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,000,000	1,093,000
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	500,000	537,840
5.00% due 05/01/30	300,000	322,944
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	232,526
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	211,680
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/41	200,000	208,544
Total Michigan		2,606,534
Washington - 4.5%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27	500,000	515,155
5.25% due 09/01/32	500,000	513,695
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	391,872
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	241,516
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	239,824
Washington State Convention Center Public Facilities District Revenue Bonds
5.00% due 07/01/48	200,000	238,344

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 93.7% (continued)
Washington - 4.5% (continued)
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	$200,000	$237,492
State of Washington General Obligation Unlimited
5.00% due 06/01/41	195,000	205,618
Total Washington		2,583,516
New Jersey - 3.9%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/20	1,000,000	1,000,000
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/41	300,000	340,047
5.00% due 07/01/36	200,000	229,602
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	373,038
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	303,155
Total New Jersey		2,245,842
Colorado - 3.8%
University of Colorado Revenue Bonds
5.00% due 06/01/22	285,000	311,649
5.00% due 06/01/26	200,000	246,344
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	455,844
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	250,518
Denver Health & Hospital Authority Revenue Bonds
5.00% due 12/01/30	200,000	250,218
Board of Governors of Colorado State University System Revenue Bonds
5.00% due 03/01/41	200,000	236,762
City & County of Denver Colorado Revenue Bonds
due 08/01/30[2]	200,000	151,796
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	129,092
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	118,668
Total Colorado		2,150,891
Illinois - 3.2%
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	500,000	523,425
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	469,912
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	346,569
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	239,722
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	228,774
Total Illinois		1,808,402
Pennsylvania - 2.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	580,765
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	349,884
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	300,000	339,219
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	125,523
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
5.00% due 05/01/20	100,000	101,121
City of Erie Pennsylvania General Obligation Unlimited
3.10% due 11/15/25	5,000	5,217
Total Pennsylvania		1,501,729
Louisiana - 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
5.00% due 10/01/37	500,000	579,060
5.00% due 10/01/26	150,000	180,606
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	302,117

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 93.7% (continued)
Louisiana - 1.9% (continued)
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	$5,000	$6,019
Total Louisiana		1,067,802
North Carolina - 1.6%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	300,000	365,829
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	365,154
County of New Hanover North Carolina Revenue Bonds
5.00% due 10/01/22	150,000	162,618
North Carolina Eastern Municipal Power Agency Revenue Bonds
4.50% due 01/01/22	10,000	10,304
Total North Carolina		903,905
West Virginia - 1.6%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	538,680
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	350,202
Total West Virginia		888,882
District of Columbia - 1.5%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	335,468
5.00% due 06/01/32	275,000	317,716
5.00% due 06/01/31	175,000	213,489
Total District of Columbia		866,673
Florida - 1.4%
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	338,685
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	328,083
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	100,000	125,433
Total Florida		792,201
Mississippi - 1.3%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	523,960
6.25% due 10/01/26	230,000	240,932
Total Mississippi		764,892
Arizona - 1.2%
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	297,945
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	258,014
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	123,839
Total Arizona		679,798
Oklahoma - 1.2%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	431,043
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	246,668
Total Oklahoma		677,711
Nebraska - 1.2%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	247,348
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue Bonds
4.00% due 01/01/33	200,000	221,694
Nebraska Investment Finance Authority Revenue Bonds
3.40% due 09/01/39	200,000	208,578
Total Nebraska		677,620
Arkansas - 1.1%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	384,057
University of Arkansas Revenue Bonds
5.00% due 11/01/47	200,000	238,714
Total Arkansas		622,771
Puerto Rico - 1.1%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	281,672
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	250,000	273,143
Commonwealth of Puerto Rico General Obligation Unlimited
5.25% due 07/01/24	45,000	46,993
Total Puerto Rico		601,808
Alaska - 0.9%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	299,135

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 93.7% (continued)
Alaska - 0.9% (continued)
CIVICVentures Revenue Bonds
5.00% due 09/01/27	$200,000	$233,848
Total Alaska		532,983
Virginia - 0.9%
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/25	250,000	297,475
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	193,035
City of Norfolk Virginia General Obligation Unlimited
2.50% due 10/01/46[3]	5,000	5,137
Total Virginia		495,647
Ohio - 0.8%
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	243,052
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	231,028
Total Ohio		474,080
Nevada - 0.8%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	274,174
Las Vegas Convention & Visitors Authority Revenue Bonds
5.00% due 07/01/43	150,000	179,290
Total Nevada		453,464
Kentucky - 0.7%
Kentucky Economic Development Finance Authority Revenue Bonds
5.00% due 07/01/37	200,000	224,806
City of Ashland Kentucky Revenue Bonds
5.00% due 02/01/20	200,000	200,600
Total Kentucky		425,406
Georgia - 0.5%
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	238,100
Thomasville Hospital Authority Revenue Bonds
5.25% due 11/02/20	25,000	25,846
Total Georgia		263,946
South Carolina - 0.4%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	246,002
Delaware - 0.4%
Delaware State Health Facilities Authority Revenue Bonds
5.00% due 06/01/28	200,000	243,822
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	230,224
North Dakota - 0.4%
City of Grand Forks North Dakota Revenue Bonds
5.00% due 12/01/24	200,000	229,626
Tennessee - 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	198,672
South Dakota - 0.3%
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue Bonds
5.00% due 04/01/34	150,000	181,772
Maryland - 0.3%
Maryland Economic Development Corp.
5.75% due 09/01/25	150,000	153,580
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,736
Total Maryland		159,316
Idaho - 0.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 07/15/30	100,000	128,093
Utah - 0.2%
South Davis Metro Fire Service Area Revenue Bonds
5.00% due 12/01/34	100,000	121,659
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	121,506
Oregon - 0.2%
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	121,010
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	120,513
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	120,217
Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/26[4]	100,000	118,390

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
MUNICIPAL BONDS†† - 93.7% (continued)
Indiana - 0.2%
Indiana Finance Authority Revenue Bonds
5.00% due 10/01/41	$100,000	$117,726
New Mexico - 0.1%
City of Albuquerque New Mexico Revenue Bonds
5.00% due 07/01/25	30,000	34,213
Wisconsin - 0.0%
Public Finance Authority Revenue Bonds
5.00% due 12/01/20	5,000	5,362
Guam - 0.0%
Guam Power Authority Revenue Bonds
5.50% due 10/01/20	5,000	5,114
Total Municipal Bonds
(Cost $51,212,021)		53,686,122
Total Investments - 99.0%
(Cost $54,277,279)		$56,738,473
Other Assets & Liabilities, net - 1.0%		574,310
Total Net Assets - 100.0%		$57,312,783

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2019.
[2]	Zero coupon rate security.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.
[4]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2019.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $240,910 (cost $214,708), or 0.4% of total net assets.
[6]	Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$2,216,691	$—	$—	$2,216,691
Money Market Fund	835,660	—	—	835,660
Municipal Bonds	—	53,686,122	—	53,686,122
Total Assets	$3,052,351	$53,686,122	$—	$56,738,473

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
City of Norfolk Virginia General Obligation Unlimited, 2.50% due 10/01/46	3.00%	10/01/22	3.00% - 5.00%	10/01/22 - 10/01/41
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32	—	—
Riverside County Redevelopment Successor Agency Tax Allocation, due 10/01/37	5.00%	10/01/21	—	—

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 95.9%
REITs - 90.4%
REITs-Diversified - 14.0%
Equinix, Inc.[1]	21,678	$12,653,449
Vornado Realty Trust	50,960	3,388,840
VICI Properties, Inc.	125,090	3,196,050
Weyerhaeuser Co.	99,580	3,007,316
WP Carey, Inc.	31,161	2,494,126
Digital Realty Trust, Inc.[2]	20,307	2,431,560
Gaming and Leisure Properties, Inc.	37,950	1,633,748
CoreSite Realty Corp.	10,570	1,185,108
Alexander & Baldwin, Inc.	50,056	1,049,174
PotlatchDeltic Corp.	19,531	845,106
Total REITs-Diversified		31,884,477
REITs-Health Care - 13.6%
Welltower, Inc.	109,250	8,934,465
Ventas, Inc.	136,341	7,872,329
Healthpeak Properties, Inc.[1]	210,545	7,257,486
Omega Healthcare Investors, Inc.	146,555	6,206,604
CareTrust REIT, Inc.	41,156	849,048
Total REITs-Health Care		31,119,932
REITs-Apartments - 12.6%
Equity Residential	68,362	5,531,853
Invitation Homes, Inc.[2]	182,107	5,457,747
AvalonBay Communities, Inc.[1]	25,991	5,450,313
Essex Property Trust, Inc.[1]	12,951	3,896,438
Mid-America Apartment Communities, Inc.	21,416	2,823,914
UDR, Inc.	53,988	2,521,240
Camden Property Trust	17,542	1,861,206
American Homes 4 Rent — Class A2	48,222	1,263,899
Total REITs-Apartments		28,806,610
REITs-Warehouse/Industries - 12.6%
Prologis, Inc.[1]	119,950	10,692,343
Rexford Industrial Realty, Inc.	78,196	3,571,211
Terreno Realty Corp.[2]	60,800	3,291,712
CyrusOne, Inc.	45,528	2,978,897
EastGroup Properties, Inc.[2]	21,999	2,918,607
Americold Realty Trust	75,366	2,642,332
STAG Industrial, Inc.	83,633	2,640,294
Total REITs-Warehouse/Industries		28,735,396
REITs-Office Property - 7.9%
Alexandria Real Estate Equities, Inc.[2]	26,482	4,278,962
Boston Properties, Inc.[1]	27,947	3,852,773
Highwoods Properties, Inc.	61,161	2,991,385
Paramount Group, Inc.	132,000	1,837,440
Cousins Properties, Inc.	39,758	1,638,030
SL Green Realty Corp.	16,451	1,511,518
Kilroy Realty Corp.	13,116	1,100,432
Douglas Emmett, Inc.[2]	19,004	834,276
Total REITs-Office Property		18,044,816
REITs-Storage - 6.0%
Extra Space Storage, Inc.	47,876	5,056,663
Public Storage	19,154	4,079,036
Iron Mountain, Inc.[2]	96,244	3,067,296
National Storage Affiliates Trust	25,468	856,234
CubeSmart	23,256	732,099
Total REITs-Storage		13,791,328
REITs-Single Tenant - 5.7%
Realty Income Corp.	59,135	4,354,110
Spirit Realty Capital, Inc.	75,440	3,710,139
STORE Capital Corp.[2]	87,866	3,272,130
National Retail Properties, Inc.	29,918	1,604,203
Total REITs-Single Tenant		12,940,582
REITs-Hotels - 4.6%
Host Hotels & Resorts, Inc.	184,327	3,419,266
MGM Growth Properties LLC — Class A	84,824	2,626,999
Park Hotels & Resorts, Inc.	81,487	2,108,069
Pebblebrook Hotel Trust	61,698	1,654,123
Ryman Hospitality Properties, Inc.	8,881	769,627
Total REITs-Hotels		10,578,084
REITs-Manufactured Homes - 4.5%
Sun Communities, Inc.[1]	34,466	5,173,347
Equity LifeStyle Properties, Inc.	70,997	4,997,479
Total REITs-Manufactured Homes		10,170,826
REITs-Shopping Centers - 4.2%
Regency Centers Corp.[2]	49,627	3,130,967
Federal Realty Investment Trust[2]	23,547	3,031,205
Retail Opportunity Investments Corp.	143,759	2,538,784
SITE Centers Corp.	58,595	821,502
Total REITs-Shopping Centers		9,522,458
REITs-Regional Malls - 2.4%
Simon Property Group, Inc.	37,274	5,552,335
REITs-Mortgage - 2.3%
Annaly Capital Management, Inc.	303,540	2,859,347
AGNC Investment Corp.	128,816	2,277,467
Total REITs-Mortgage		5,136,814
Total REITs		206,283,658
Real Estate - 2.8%
Real Estate Management/Services - 2.8%
Safehold, Inc.	161,570	6,511,271
Entertainment - 1.4%
Gambling (Non-Hotel) - 1.4%
Red Rock Resorts, Inc. — Class A	134,779	3,227,957
Software - 1.3%
Computer Software - 1.3%
InterXion Holding N.V.*	35,376	2,964,862
Total Common Stocks
(Cost $197,307,044)		218,987,748

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MONEY MARKET FUND† - 7.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[3]	16,106,343	$16,106,343
Total Money Market Fund
(Cost $16,106,343)		16,106,343
Total Investments - 103.0%
(Cost $213,413,387)		$235,094,091

COMMON STOCKS SOLD SHORT† - (12.9)%
Leisure Time - (0.4)%
Cruise Lines - (0.4)%
Royal Caribbean Cruises Ltd.	7,099	(947,788)
Telecommunications - (0.4)%
Telecommunication Services - (0.4)%
Switch, Inc. — Class A	66,501	(985,545)
Home Builders - (0.6)%
Building-Residential/Commercial - (0.6)%
Toll Brothers, Inc.	16,256	(642,274)
KB Home	19,259	(660,006)
Total Home Builders		(1,302,280)
Real Estate - (0.8)%
Real Estate Management/Services - (0.3)%
Cushman & Wakefield plc*	33,154	(677,667)
Real Estate Operations/Development - (0.5)%
Howard Hughes Corp.*	8,546	(1,083,633)
Total Real Estate		(1,761,300)
REITs - (10.7)%
REITs-Regional Malls - (0.3)%
Washington Prime Group, Inc.	162,627	(591,962)
REITs-Warehouse/Industries - (0.8)%
Industrial Logistics Properties Trust	29,109	(652,624)
Monmouth Real Estate Investment Corp.	87,113	(1,261,396)
Total REITs-Warehouse/Industries		(1,914,020)
REITs-Storage - (1.0)%
Public Storage	4,907	(1,044,995)
Life Storage, Inc.	11,497	(1,244,895)
Total REITs-Storage		(2,289,890)
REITs-Shopping Centers - (1.4)%
Retail Properties of America, Inc. — Class A	62,102	(832,167)
Brixmor Property Group, Inc.	51,730	(1,117,885)
Kimco Realty Corp.	60,583	(1,254,674)
Total REITs-Shopping Centers		(3,204,726)
REITs-Health Care - (1.6)%
Healthcare Trust of America, Inc. — Class A	36,109	(1,093,381)
Healthcare Realty Trust, Inc.	34,995	(1,167,783)
Physicians Realty Trust	79,503	(1,505,787)
Total REITs-Health Care		(3,766,951)
REITs-Hotels - (1.7)%
Xenia Hotels & Resorts, Inc.	42,032	(908,312)
RLJ Lodging Trust	52,225	(925,427)
Service Properties Trust	38,820	(944,491)
Hersha Hospitality Trust	76,239	(1,109,277)
Total REITs-Hotels		(3,887,507)
REITs-Diversified - (1.9)%
PS Business Parks, Inc.	4,587	(756,259)
American Finance Trust, Inc.	63,239	(838,549)
Washington Real Estate Investment Trust	36,067	(1,052,435)
Digital Realty Trust, Inc.	13,278	(1,589,908)
Total REITs-Diversified		(4,237,151)
REITs-Office Property - (2.0)%
Columbia Property Trust, Inc.	40,306	(842,798)
Brandywine Realty Trust	54,662	(860,926)
VEREIT, Inc.	135,386	(1,250,967)
Piedmont Office Realty Trust, Inc. — Class A	73,029	(1,624,165)
Total REITs-Office Property		(4,578,856)
Total REITs		(24,471,063)
Total Common Stocks Sold Short
(Proceeds $29,093,254)		(29,467,976)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (2.5)%
Vanguard Real Estate ETF	60,675	(5,630,033)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,577,084)		(5,630,033)
Total Securities Sold Short - (15.4)%
(Proceeds $34,670,338)		$(35,098,009)
Other Assets & Liabilities, net - 12.4%		28,188,583
Total Net Assets - 100.0%		$228,184,665

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	1.95% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$30,392,959	$1,741,480

Goldman Sachs International	GS Equity Custom Basket	2.00% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	29,683,899	1,582,325
					$60,076,858	$3,323,805
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(1.17)% (Federal Funds Rate - 0.38%)	At Maturity	06/12/24	$29,628,338	$(259,925)
Goldman Sachs International	GS Equity Custom Basket	(1.28)% (Federal Funds Rate - 0.28%)	At Maturity	05/06/24	29,628,337	(256,979)
					$59,256,675	$(516,904)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Safehold, Inc.	49,616	6.58%	$505,865
Omega Healthcare Investors, Inc.	34,213	4.77%	197,359
Equinix, Inc.	1,574	3.02%	125,967
Highwoods Properties, Inc.	20,057	3.23%	120,271
Healthpeak Properties, Inc.	40,549	4.60%	111,122
Americold Realty Trust	43,436	5.01%	104,246
Park Hotels & Resorts, Inc.	31,019	2.64%	99,196
Sun Communities, Inc.	4,769	2.36%	92,525
Equity LifeStyle Properties, Inc.	10,341	2.39%	92,138
Invitation Homes, Inc.	24,502	2.42%	73,506
Terreno Realty Corp.	10,683	1.90%	72,324
Rexford Industrial Realty, Inc.	12,385	1.86%	70,966
Spirit Realty Capital, Inc.	18,189	2.94%	64,731
Annaly Capital Management, Inc.	121,947	3.78%	58,943
STAG Industrial, Inc.	24,228	2.52%	51,458
CyrusOne, Inc.	14,197	3.06%	46,200
Host Hotels & Resorts, Inc.	39,904	2.44%	31,448
Weyerhaeuser Co.	30,111	2.99%	23,110
Vornado Realty Trust	10,762	2.35%	2,215
Paramount Group, Inc.	51,377	2.35%	1,675
AGNC Investment Corp.	39,761	2.31%	(517)
National Storage Affiliates Trust	21,488	2.38%	(5,234)
PotlatchDeltic Corp.	16,514	2.35%	(5,747)
Alexander & Baldwin, Inc.	42,323	2.92%	(8,492)
MGM Growth Properties LLC — Class A	23,366	2.38%	(11,706)
Federal Realty Investment Trust	5,256	2.23%	(20,594)
Retail Opportunity Investments Corp.	38,695	2.25%	(30,372)
Extra Space Storage, Inc.	8,211	2.85%	(31,832)
Regency Centers Corp.	10,661	2.21%	(42,045)
Pebblebrook Hotel Trust	31,651	2.79%	(44,650)
CareTrust REIT, Inc.	34,724	2.36%	(46,944)
Ventas, Inc.	20,638	3.92%	(159,514)
Total Financial			1,537,618
Consumer, Cyclical
Red Rock Resorts, Inc. — Class A	37,830	2.98%	96,593
Technology
InterXion Holding N.V.	10,370	2.86%	107,269
Total MS Equity Long Custom Basket			1,741,480

MS EQUITY SHORT CUSTOM BASKET
Financial
Hersha Hospitality Trust	64,325	(3.16)%	116,354
Public Storage	4,140	(2.98)%	99,424
PS Business Parks, Inc.	3,870	(2.15)%	71,234
Digital Realty Trust, Inc.	11,203	(4.53)%	58,534
Washington Prime Group, Inc.	137,365	(1.69)%	34,341
American Finance Trust, Inc.	53,357	(2.39)%	31,540
Retail Properties of America, Inc. — Class A	52,398	(2.37)%	17,380
Service Properties Trust	32,754	(2.69)%	10,433
Life Storage, Inc.	9,700	(3.54)%	5,067
VEREIT, Inc.	114,229	(3.56)%	1,341
Healthcare Trust of America, Inc. — Class A	30,467	(3.11)%	(5,581)
Columbia Property Trust, Inc.	34,048	(2.40)%	(11,429)
Xenia Hotels & Resorts, Inc.	35,464	(2.59)%	(11,979)
Healthcare Realty Trust, Inc.	29,526	(3.33)%	(20,506)
Industrial Logistics Properties Trust	24,560	(1.86)%	(25,984)
Monmouth Real Estate Investment Corp.	73,500	(3.59)%	(27,902)
Brandywine Realty Trust	46,176	(2.45)%	(28,114)
Howard Hughes Corp.	7,225	(3.09)%	(39,387)
Cushman & Wakefield plc	28,030	(1.93)%	(44,792)
RLJ Lodging Trust	44,064	(2.64)%	(47,917)
Washington Real Estate Investment Trust	30,431	(3.00)%	(49,277)
Brixmor Property Group, Inc.	43,646	(3.18)%	(49,461)
Kimco Realty Corp.	51,116	(3.57)%	(59,442)
Physicians Realty Trust	67,079	(4.29)%	(61,807)
Piedmont Office Realty Trust, Inc. — Class A	61,617	(4.63)%	(102,072)
Total Financial			(140,002)
Communications
Switch, Inc. — Class A	56,021	(2.80)%	47,546
Exchange-Traded Funds
Vanguard Real Estate ETF	51,297	(16.07)%	(42,386)
Consumer, Cyclical
Toll Brothers, Inc.	13,744	(1.83)%	(8,084)
KB Home	16,284	(1.88)%	(27,201)
Royal Caribbean Cruises Ltd.	5,984	(2.70)%	(89,798)
Total Consumer, Cyclical			(125,083)
Total MS Equity Short Custom Basket			$(259,925)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Safehold, Inc.	49,800	6.77%	$492,096
Omega Healthcare Investors, Inc.	34,213	4.88%	201,288
Equinix, Inc.	1,574	3.10%	125,147
Highwoods Properties, Inc.	20,057	3.30%	119,499
Healthpeak Properties, Inc.	40,549	4.71%	112,946
Park Hotels & Resorts, Inc.	31,019	2.70%	99,490
Equity LifeStyle Properties, Inc.	10,341	2.45%	94,672
Sun Communities, Inc.	4,769	2.41%	93,969
Rexford Industrial Realty, Inc.	12,385	1.91%	76,539
Terreno Realty Corp.	10,683	1.95%	75,529
Invitation Homes, Inc.	24,502	2.47%	74,241
Spirit Realty Capital, Inc.	18,189	3.01%	65,164
Annaly Capital Management, Inc.	121,947	3.87%	59,709
STAG Industrial, Inc.	24,228	2.58%	51,487
CyrusOne, Inc.	14,197	3.13%	46,383
Host Hotels & Resorts, Inc.	39,904	2.49%	31,484
Weyerhaeuser Co.	30,111	3.06%	23,579
AGNC Investment Corp.	39,761	2.37%	(266)
Paramount Group, Inc.	51,377	2.41%	(935)
Vornado Realty Trust	10,762	2.41%	(1,324)
National Storage Affiliates Trust	21,488	2.43%	(3,062)
PotlatchDeltic Corp.	16,514	2.41%	(6,335)
MGM Growth Properties LLC — Class A	23,366	2.44%	(11,276)
Alexander & Baldwin, Inc.	42,323	2.99%	(12,059)
Federal Realty Investment Trust	5,256	2.28%	(20,278)
Retail Opportunity Investments Corp.	38,695	2.30%	(29,997)
Extra Space Storage, Inc.	8,211	2.92%	(31,991)
Regency Centers Corp.	10,661	2.27%	(42,868)
CareTrust REIT, Inc.	34,724	2.41%	(45,060)
Pebblebrook Hotel Trust	31,651	2.86%	(47,231)
Americold Realty Trust	23,000	2.72%	(58,496)
Ventas, Inc.	20,638	4.01%	(154,925)
Total Financial			1,377,119
Technology
InterXion Holding N.V.	10,370	2.93%	108,391
Consumer, Cyclical
Red Rock Resorts, Inc. — Class A	37,830	3.05%	96,815
Total GS Equity Long Custom Basket			1,582,325

GS EQUITY SHORT CUSTOM BASKET
Financial
Hersha Hospitality Trust	64,325	(3.16)%	119,599
Public Storage	4,140	(2.98)%	99,367
PS Business Parks, Inc.	3,870	(2.15)%	71,080
Digital Realty Trust, Inc.	11,203	(4.53)%	59,866
Washington Prime Group, Inc.	137,365	(1.69)%	35,481
American Finance Trust, Inc.	53,357	(2.39)%	32,381
Retail Properties of America, Inc. — Class A	52,398	(2.37)%	18,235
Service Properties Trust	32,754	(2.69)%	14,416
Life Storage, Inc.	9,700	(3.54)%	887
Columbia Property Trust, Inc.	34,048	(2.40)%	(637)
VEREIT, Inc.	114,229	(3.56)%	(4,040)
Healthcare Trust of America, Inc. — Class A	30,467	(3.11)%	(4,884)
Xenia Hotels & Resorts, Inc.	35,464	(2.59)%	(14,131)
Brandywine Realty Trust	46,176	(2.45)%	(17,635)
Healthcare Realty Trust, Inc.	29,526	(3.33)%	(24,820)
Industrial Logistics Properties Trust	24,560	(1.86)%	(25,664)
Monmouth Real Estate Investment Corp.	73,500	(3.59)%	(28,042)
Howard Hughes Corp.	7,225	(3.09)%	(41,815)
Cushman & Wakefield plc	28,030	(1.93)%	(46,003)
RLJ Lodging Trust	44,064	(2.64)%	(47,419)
Washington Real Estate Investment Trust	30,431	(3.00)%	(48,506)
Brixmor Property Group, Inc.	43,646	(3.18)%	(49,945)
Kimco Realty Corp.	51,116	(3.57)%	(60,228)
Physicians Realty Trust	67,079	(4.29)%	(71,305)
Piedmont Office Realty Trust, Inc. — Class A	61,617	(4.63)%	(101,748)
Total Financial			(135,510)
Consumer, Cyclical
Toll Brothers, Inc.	13,744	(1.83)%	(7,863)
KB Home	16,284	(1.88)%	(27,064)
Royal Caribbean Cruises Ltd.	5,984	(2.70)%	(89,545)
Total Consumer, Cyclical			(124,472)
Communications
Switch, Inc. — Class A	56,021	(2.80)%	47,587
Exchange-Traded Funds
Vanguard Real Estate ETF	51,297	(16.07)%	(44,584)
Total GS Equity Short Custom Basket			$(256,979)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2019.
[2]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2019.
[3]	Rate indicated is the 7-day yield as of December 31, 2019.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$218,987,748	$—	$—	$218,987,748
Money Market Fund	16,106,343	—	—	16,106,343
Custom Basket Swap Agreements**	—	3,323,805	—	3,323,805
Total Assets	$235,094,091	$3,323,805	$—	$238,417,896

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$29,467,976	$—	$—	$29,467,976
Exchange-Traded Funds Sold Short	5,630,033	—	—	5,630,033
Custom Basket Swap Agreements**	—	516,904	—	516,904
Total Liabilities	$35,098,009	$516,904	$—	$35,614,913

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 96.0%
Financial - 36.8%
Equity Commonwealth REIT	8,621	$283,027
Radian Group, Inc.	11,142	280,333
Physicians Realty Trust REIT	13,719	259,838
Federal Agricultural Mortgage Corp. — Class C	2,765	230,878
Axis Capital Holdings Ltd.	3,874	230,270
Umpqua Holdings Corp.	11,784	208,577
Lexington Realty Trust REIT	18,262	193,943
First Horizon National Corp.	11,364	188,188
Investors Bancorp, Inc.	15,277	182,025
Pinnacle Financial Partners, Inc.	2,814	180,096
Cathay General Bancorp	4,709	179,177
Cousins Properties, Inc. REIT	4,336	178,643
WSFS Financial Corp.	3,888	171,033
Preferred Bank/Los Angeles CA	2,784	167,291
Howard Hughes Corp.*	1,314	166,615
CNO Financial Group, Inc.	9,059	164,240
Simmons First National Corp. — Class A	5,910	158,329
Hanmi Financial Corp.	7,713	154,221
Berkshire Hills Bancorp, Inc.	4,686	154,076
Hilltop Holdings, Inc.	5,825	145,217
First Midwest Bancorp, Inc.	5,434	125,308
Hancock Whitney Corp.	2,853	125,190
IBERIABANK Corp.	1,661	124,293
BOK Financial Corp.	1,408	123,059
Redwood Trust, Inc. REIT	7,090	117,269
Prosperity Bancshares, Inc.	1,614	116,030
Piedmont Office Realty Trust, Inc. — Class A REIT	5,074	112,846
Flagstar Bancorp, Inc.	2,748	105,111
Kennedy-Wilson Holdings, Inc.	4,658	103,873
Sunstone Hotel Investors, Inc. REIT	6,999	97,426
PennyMac Mortgage Investment Trust REIT	4,180	93,172
Stifel Financial Corp.	1,471	89,216
American National Insurance Co.	692	81,434
Heartland Financial USA, Inc.	1,621	80,629
MGIC Investment Corp.	5,666	80,287
Independent Bank Group, Inc.	1,430	79,279
RMR Group, Inc. — Class A	1,559	71,153
Third Point Reinsurance Ltd.*	6,030	63,436
Total Financial		5,665,028
Industrial - 16.6%
MDU Resources Group, Inc.	9,507	282,453
Graphic Packaging Holding Co.	10,891	181,335
GATX Corp.	2,020	167,357
Valmont Industries, Inc.	1,074	160,864
Sanmina Corp.*	4,513	154,525
Knight-Swift Transportation Holdings, Inc.	4,027	144,328
US Concrete, Inc.*	3,266	136,062
Plexus Corp.*	1,768	136,030
Advanced Energy Industries, Inc.*	1,695	120,684
Owens Corning	1,846	120,211
Rexnord Corp.*	3,583	116,877
Crane Co.	1,323	114,281
Kirby Corp.*	1,156	103,496
PGT Innovations, Inc.*	6,417	95,677
AquaVenture Holdings Ltd.*	3,421	92,778
Kennametal, Inc.	2,341	86,359
Vishay Intertechnology, Inc.	3,910	83,244
Park Aerospace Corp.	4,814	78,324
Dycom Industries, Inc.*	1,611	75,959
Encore Wire Corp.	1,082	62,107
EnerSys	505	37,789
Total Industrial		2,550,740
Consumer, Non-cyclical - 7.6%
Central Garden & Pet Co. — Class A*	7,348	215,737
Encompass Health Corp.	3,001	207,879
Ingredion, Inc.	1,817	168,890
Eagle Pharmaceuticals, Inc.*	2,080	124,967
Premier, Inc. — Class A*	2,907	110,117
Emergent BioSolutions, Inc.*	1,592	85,889
Perdoceo Education Corp.*	4,322	79,482
Andersons, Inc.	3,041	76,876
AMAG Pharmaceuticals, Inc.*	5,507	67,020
TreeHouse Foods, Inc.*	680	32,980
Total Consumer, Non-cyclical		1,169,837
Consumer, Cyclical - 7.0%
Hawaiian Holdings, Inc.	6,519	190,941
UniFirst Corp.	849	171,481
Abercrombie & Fitch Co. — Class A	6,735	116,448
MDC Holdings, Inc.	3,024	115,396
Asbury Automotive Group, Inc.*	930	103,965
Wabash National Corp.	5,595	82,191
Caleres, Inc.	3,413	81,059
MasterCraft Boat Holdings, Inc.*	4,598	72,418
Methode Electronics, Inc.	1,379	54,264
Tenneco, Inc. — Class A	3,584	46,950
La-Z-Boy, Inc.	1,238	38,972
Total Consumer, Cyclical		1,074,085
Communications - 6.7%
Infinera Corp.*	41,067	326,072
Viavi Solutions, Inc.*	12,400	186,000
Gray Television, Inc.*	5,796	124,266
Ciena Corp.*	2,633	112,403
Scholastic Corp.	2,636	101,354
InterDigital, Inc.	1,235	67,295
Entercom Communications Corp. — Class A	12,252	56,850
Tribune Publishing Co.	4,200	55,272
Total Communications		1,029,512
Utilities - 6.1%
Portland General Electric Co.	4,999	278,894
Black Hills Corp.	2,869	225,331
Avista Corp.	3,657	175,865
Southwest Gas Holdings, Inc.	1,850	140,545
ALLETE, Inc.	1,369	111,122
Total Utilities		931,757
Energy - 6.0%
Parsley Energy, Inc. — Class A	19,596	370,561
Range Resources Corp.	25,233	122,380
Oil States International, Inc.*	6,479	105,672
CNX Resources Corp.*	8,552	75,685

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 96.0% (continued)
Energy - 6.0% (continued)
Delek US Holdings, Inc.	2,236	$74,973
Oasis Petroleum, Inc.*	21,332	69,542
Whiting Petroleum Corp.*	8,985	65,950
Gulfport Energy Corp.*	10,025	30,476
Antero Resources Corp.*	5,521	15,735
Total Energy		930,974
Technology - 4.8%
MACOM Technology Solutions Holdings, Inc.*	8,895	236,607
Axcelis Technologies, Inc.*	4,663	112,355
Lumentum Holdings, Inc.*	1,333	105,707
Evolent Health, Inc. — Class A*	9,097	82,328
CSG Systems International, Inc.	1,463	75,754
Onto Innovation, Inc.*	1,980	72,349
TiVo Corp.	5,675	48,124
Total Technology		733,224
Basic Materials - 4.4%
Ashland Global Holdings, Inc.	2,288	175,101
Olin Corp.	7,389	127,460
Commercial Metals Co.	4,575	101,885
Reliance Steel & Aluminum Co.	836	100,120
Huntsman Corp.	4,128	99,732
Verso Corp. — Class A*	4,291	77,367
Total Basic Materials		681,665
Total Common Stocks
(Cost $13,874,314)		14,766,822

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,2	6,250	18
Total Convertible Preferred Stocks
(Cost $5,968)		18

RIGHTS††† - 0.0%
Basic Materials – 0.0%
Pan American Silver Corp.*,1	17,705	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 3.1%
iShares Russell 2000 Value ETF	3,645	468,674
Total Exchange-Traded Funds
(Cost $441,963)		468,674

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[3]	36,735	36,735
Total Money Market Fund
(Cost $36,735)		36,735
Total Investments - 99.3%
(Cost $14,358,980)		$15,272,249
Other Assets & Liabilities, net - 0.7%		109,714
Total Net Assets - 100.0%		$15,381,963

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs --- See Note 3
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $18, (cost $5,968) or less than 0.1% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of December 31, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,766,822	$—	$—		$14,766,822
Convertible Preferred Stocks	—	—	18		18
Rights	—	—	—	*	—
Exchange-Traded Funds	468,674	—	—		468,674
Money Market Fund	36,735	—	—		36,735
Total Assets	$15,272,231	$—	$18		$15,272,249

*	Security has a market value of $0.

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.3%
Financial - 35.7%
Alleghany Corp.*	13,823	$11,052,456
Voya Financial, Inc.	135,983	8,292,243
Willis Towers Watson plc	37,957	7,665,037
Radian Group, Inc.	275,443	6,930,146
Equity Commonwealth REIT	201,100	6,602,113
Zions Bancorp North America	125,968	6,540,258
Physicians Realty Trust REIT	342,926	6,495,019
KeyCorp	316,790	6,411,829
Alexandria Real Estate Equities, Inc. REIT	38,773	6,264,941
Axis Capital Holdings Ltd.	93,837	5,577,671
Sun Communities, Inc. REIT	34,608	5,194,661
First Horizon National Corp.	295,287	4,889,953
Pinnacle Financial Partners, Inc.	73,883	4,728,512
Cousins Properties, Inc. REIT	108,052	4,451,742
Umpqua Holdings Corp.	241,360	4,272,072
Howard Hughes Corp.*	32,760	4,153,968
Old Republic International Corp.	168,103	3,760,464
IBERIABANK Corp.	45,767	3,424,745
BOK Financial Corp.	35,787	3,127,784
WSFS Financial Corp.	68,485	3,012,655
Camden Property Trust REIT	28,376	3,010,694
Prosperity Bancshares, Inc.	41,008	2,948,065
VICI Properties, Inc. REIT	113,605	2,902,608
Redwood Trust, Inc. REIT	172,208	2,848,320
Hilltop Holdings, Inc.	105,434	2,628,470
Medical Properties Trust, Inc. REIT	115,845	2,445,488
Stifel Financial Corp.	35,863	2,175,091
Heartland Financial USA, Inc.	41,784	2,078,336
American National Insurance Co.	17,088	2,010,916
First Midwest Bancorp, Inc.	46,686	1,076,579
Total Financial		136,972,836
Industrial - 16.2%
MDU Resources Group, Inc.	232,625	6,911,289
Graphic Packaging Holding Co.	239,555	3,988,591
FLIR Systems, Inc.	73,874	3,846,619
Jacobs Engineering Group, Inc.	40,642	3,650,871
Valmont Industries, Inc.	24,153	3,617,636
Knight-Swift Transportation Holdings, Inc.	98,547	3,531,924
US Concrete, Inc.*	81,137	3,380,167
Owens Corning	45,092	2,936,391
PGT Innovations, Inc.*	195,917	2,921,123
Rexnord Corp.*	89,142	2,907,812
Advanced Energy Industries, Inc.*	40,506	2,884,027
Plexus Corp.*	37,143	2,857,783
Crane Co.	32,935	2,844,925
Johnson Controls International plc	67,116	2,732,292
Snap-on, Inc.	14,258	2,415,305
Kennametal, Inc.	59,958	2,211,851
GATX Corp.	24,902	2,063,131
Park Aerospace Corp.	122,623	1,995,076
Dycom Industries, Inc.*	41,306	1,947,578
Kirby Corp.*	18,332	1,641,264
EnerSys	12,570	940,613
Total Industrial		62,226,268
Utilities - 8.8%
OGE Energy Corp.	218,725	9,726,701
Portland General Electric Co.	116,633	6,506,955
AES Corp.	221,968	4,417,163
Black Hills Corp.	53,744	4,221,054
Southwest Gas Holdings, Inc.	44,864	3,408,318
Avista Corp.	70,820	3,405,734
Pinnacle West Capital Corp.	21,614	1,943,747
Total Utilities		33,629,672
Consumer, Non-cyclical - 8.4%
Bunge Ltd.	118,093	6,796,252
Encompass Health Corp.	75,910	5,258,286
Central Garden & Pet Co. — Class A*	173,605	5,097,043
Ingredion, Inc.	46,373	4,310,370
Eagle Pharmaceuticals, Inc.*	61,455	3,692,216
Emergent BioSolutions, Inc.*	61,457	3,315,605
Premier, Inc. — Class A*	72,288	2,738,270
TreeHouse Foods, Inc.*	17,532	850,302
Total Consumer, Non-cyclical		32,058,344
Consumer, Cyclical - 7.9%
LKQ Corp.*	145,208	5,183,926
UniFirst Corp.	19,683	3,975,572
DR Horton, Inc.	74,846	3,948,127
PVH Corp.	37,249	3,916,732
Alaska Air Group, Inc.	55,160	3,737,090
BorgWarner, Inc.	50,956	2,210,471
Skechers U.S.A., Inc. — Class A*	49,250	2,127,108
Lear Corp.	15,203	2,085,852
Caleres, Inc.	86,503	2,054,446
Newell Brands, Inc.	49,738	955,964
Total Consumer, Cyclical		30,195,288
Technology - 5.9%
MACOM Technology Solutions Holdings, Inc.*	217,348	5,781,457
Super Micro Computer, Inc.*	214,930	5,162,619
Qorvo, Inc.*	25,452	2,958,286
Lumentum Holdings, Inc.*	34,955	2,771,931
Evolent Health, Inc. — Class A*	235,626	2,132,415
Skyworks Solutions, Inc.	16,857	2,037,674
CSG Systems International, Inc.	37,739	1,954,126
Total Technology		22,798,508
Basic Materials - 5.7%
Ashland Global Holdings, Inc.	56,404	4,316,598
Olin Corp.	245,967	4,242,931
Freeport-McMoRan, Inc.	314,967	4,132,367
Reliance Steel & Aluminum Co.	31,915	3,822,140
Huntsman Corp.	95,764	2,313,658
Nucor Corp.	34,248	1,927,478
Commercial Metals Co.	59,062	1,315,311
Total Basic Materials		22,070,483
Communications - 5.4%
Infinera Corp.*	1,054,968	8,376,446
NortonLifeLock, Inc.	225,314	5,750,013
Viavi Solutions, Inc.*	243,831	3,657,465
Ciena Corp.*	64,973	2,773,697
Total Communications		20,557,621
Energy - 4.3%
Parsley Energy, Inc. — Class A	495,447	9,368,903
Delek US Holdings, Inc.	54,093	1,813,738
Range Resources Corp.	359,747	1,744,773

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Energy - 4.3% (continued)
Oasis Petroleum, Inc.*	514,384	$1,676,892
Whiting Petroleum Corp.*	216,575	1,589,661
Antero Resources Corp.*	135,685	386,702
Total Energy		16,580,669
Total Common Stocks
(Cost $327,045,030)		377,089,689

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,2	858,334	2,506
Total Convertible Preferred Stocks
(Cost $819,654)		2,506

RIGHTS††† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*,1	447,792	–
Total Rights
(Cost $–)		–

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[3]	289,456	289,456
Total Money Market Fund
(Cost $289,456)		289,456
Total Investments - 98.4%
(Cost $328,154,140)		$377,381,651
Other Assets & Liabilities, net - 1.6%		6,151,381
Total Net Assets - 100.0%		$383,533,032

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $2,506, (cost $819,654) or less than 0.1% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of December 31, 2019.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$377,089,689	$—	$—		$377,089,689
Convertible Preferred Stocks	—	—	2,506		2,506
Rights	—	—	—	*	—
Money Market Fund	289,456	—	—		289,456
Total Assets	$377,379,145	$—	$—		$377,381,651

*	Security has a market value of $0.

SMid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 95.6%
Financial - 35.0%
Alleghany Corp.*	2,386	$1,907,774
Voya Financial, Inc.	23,760	1,448,885
Willis Towers Watson plc	6,516	1,315,841
Radian Group, Inc.	46,333	1,165,738
Equity Commonwealth REIT	34,806	1,142,681
Zions Bancorp North America	21,901	1,137,100
KeyCorp	55,270	1,118,665
Alexandria Real Estate Equities, Inc. REIT	6,771	1,094,058
Physicians Realty Trust REIT	57,525	1,089,524
Axis Capital Holdings Ltd.	16,034	953,061
Sun Communities, Inc. REIT	5,913	887,541
First Horizon National Corp.	49,730	823,529
Pinnacle Financial Partners, Inc.	12,402	793,728
Umpqua Holdings Corp.	42,202	746,975
Cousins Properties, Inc. REIT	17,996	741,435
Howard Hughes Corp.*	5,597	709,700
Old Republic International Corp.	29,319	655,866
IBERIABANK Corp.	7,746	579,633
BOK Financial Corp.	6,072	530,693
Camden Property Trust REIT	4,786	507,795
WSFS Financial Corp.	11,517	506,633
Prosperity Bancshares, Inc.	6,959	500,282
VICI Properties, Inc. REIT	19,410	495,926
Redwood Trust, Inc. REIT	29,245	483,712
Hilltop Holdings, Inc.	17,771	443,031
Medical Properties Trust, Inc. REIT	19,746	416,838
Stifel Financial Corp.	6,308	382,580
Heartland Financial USA, Inc.	7,033	349,821
American National Insurance Co.	2,868	337,506
First Midwest Bancorp, Inc.	7,859	181,229
Total Financial		23,447,780
Industrial - 15.8%
MDU Resources Group, Inc.	39,313	1,167,990
Graphic Packaging Holding Co.	40,165	668,747
FLIR Systems, Inc.	12,472	649,417
Valmont Industries, Inc.	4,208	630,274
Jacobs Engineering Group, Inc.	6,917	621,354
Knight-Swift Transportation Holdings, Inc.	17,156	614,871
US Concrete, Inc.*	13,626	567,659
Plexus Corp.*	6,474	498,110
Owens Corning	7,626	496,605
Rexnord Corp.*	15,215	496,313
Crane Co.	5,621	485,542
PGT Innovations, Inc.*	32,387	482,890
Advanced Energy Industries, Inc.*	6,751	480,671
Johnson Controls International plc	11,455	466,333
Snap-on, Inc.	2,526	427,904
Kennametal, Inc.	10,084	371,999
GATX Corp.	4,144	343,330
Park Aerospace Corp.	20,570	334,674
Dycom Industries, Inc.*	6,874	324,109
Kirby Corp.*	3,190	285,601
EnerSys	2,172	162,531
Total Industrial		10,576,924
Utilities - 8.6%
OGE Energy Corp.	38,275	1,702,089
Portland General Electric Co.	20,352	1,135,438
AES Corp.	38,615	768,439
Black Hills Corp.	8,836	693,979
Avista Corp.	11,972	575,734
Southwest Gas Holdings, Inc.	7,565	574,713
Pinnacle West Capital Corp.	3,736	335,978
Total Utilities		5,786,370
Consumer, Non-cyclical - 8.2%
Bunge Ltd.	20,672	1,189,674
Encompass Health Corp.	12,783	885,478
Central Garden & Pet Co. — Class A*	28,755	844,247
Ingredion, Inc.	7,999	743,507
Eagle Pharmaceuticals, Inc.*	10,359	622,369
Emergent BioSolutions, Inc.*	10,703	577,427
Premier, Inc. — Class A*	12,346	467,666
TreeHouse Foods, Inc.*	2,950	143,075
Total Consumer, Non-cyclical		5,473,443
Consumer, Cyclical - 7.7%
LKQ Corp.*	25,471	909,315
PVH Corp.	6,512	684,737
DR Horton, Inc.	12,728	671,402
UniFirst Corp.	3,158	637,853
Alaska Air Group, Inc.	9,316	631,159
BorgWarner, Inc.	8,874	384,954
Skechers U.S.A., Inc. — Class A*	8,375	361,716
Lear Corp.	2,619	359,327
Caleres, Inc.	14,719	349,576
Newell Brands, Inc.	8,492	163,216
Total Consumer, Cyclical		5,153,255
Technology - 5.8%
MACOM Technology Solutions Holdings, Inc.*	38,343	1,019,924
Super Micro Computer, Inc.*	34,688	833,205
Qorvo, Inc.*	4,271	496,418
Lumentum Holdings, Inc.*	5,866	465,174
Evolent Health, Inc. — Class A*	39,694	359,231
Skyworks Solutions, Inc.	2,913	352,124
CSG Systems International, Inc.	6,352	328,906
Total Technology		3,854,982
Basic Materials - 5.6%
Ashland Global Holdings, Inc.	9,773	747,928
Freeport-McMoRan, Inc.	53,489	701,776
Olin Corp.	40,658	701,350
Reliance Steel & Aluminum Co.	5,570	667,063
Huntsman Corp.	17,025	411,324
Nucor Corp.	5,773	324,905
Commercial Metals Co.	9,823	218,758
Total Basic Materials		3,773,104
Communications - 4.8%
Infinera Corp.*	156,651	1,243,809
NortonLifeLock, Inc.	36,427	929,617
Viavi Solutions, Inc.*	38,838	582,570
Ciena Corp.*	10,104	431,340
Total Communications		3,187,336
Energy - 4.1%
Parsley Energy, Inc. — Class A	84,335	1,594,775
Delek US Holdings, Inc.	9,042	303,178
Range Resources Corp.	58,717	284,778

SMid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Energy - 4.1% (continued)
Oasis Petroleum, Inc.*	76,163	$248,291
Whiting Petroleum Corp.*	32,623	239,453
Antero Resources Corp.*	20,767	59,186
HydroGen Corp.*,†††,1,2	1,265,700	1
Total Energy		2,729,662
Total Common Stocks
(Cost $57,316,613)		63,982,856

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,3	793,750	2,318
Total Convertible Preferred Stocks
(Cost $757,980)		2,318

RIGHTS††† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*,1	68,759	–
Total Rights
(Cost $–)		–

MONEY MARKET FUND† - 4.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[4]	3,090,481	3,090,481
Total Money Market Fund
(Cost $3,090,481)		3,090,481
Total Investments - 100.2%
(Cost $61,165,074)		$67,075,655
Other Assets & Liabilities, net - (0.2)%		(156,625)
Total Net Assets - 100.0%		$66,919,030

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $2,319, (cost $760,512) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7-day yield as of December 31, 2019.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$63,982,855	$—	$1		$63,982,856
Convertible Preferred Stocks		—	2,318		2,318
Rights	—	—	—	*	—
Money Market Fund	3,090,481	—	—		3,090,481
Total Assets	$67,073,336	$—	$2,319		$67,075,655

*	Security has a market value of $0.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19
Common Stock
HydroGen Corp.*,1	$1	$–	$–	$–	$–	$1	1,265,700

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued and affiliated securities amounts to $1, (cost $2,531) or less than 0.1% of total net assets.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 22.1%
Consumer, Non-cyclical - 6.6%
Johnson & Johnson	6,537	$953,552
Merck & Company, Inc.	8,890	808,546
Pfizer, Inc.	20,124	788,458
Amgen, Inc.	2,775	668,969
Medtronic plc	5,814	659,598
Eli Lilly & Co.	4,854	637,961
Kimberly-Clark Corp.	4,092	562,855
Baxter International, Inc.	6,601	551,976
Abbott Laboratories	6,140	533,320
Gilead Sciences, Inc.	8,080	525,038
Philip Morris International, Inc.	5,740	488,417
Anthem, Inc.	1,591	480,530
UnitedHealth Group, Inc.	1,504	442,146
Regeneron Pharmaceuticals, Inc.*	1,156	434,055
General Mills, Inc.	7,887	422,428
Archer-Daniels-Midland Co.	9,112	422,341
McKesson Corp.	3,010	416,343
Humana, Inc.	1,106	405,371
Altria Group, Inc.	7,968	397,683
Alexion Pharmaceuticals, Inc.*	3,237	350,082
Procter & Gamble Co.	2,769	345,848
CVS Health Corp.	4,421	328,436
Thermo Fisher Scientific, Inc.	991	321,946
HCA Healthcare, Inc.	2,095	309,662
Zimmer Biomet Holdings, Inc.	1,967	294,421
Biogen, Inc.*	893	264,980
Molson Coors Beverage Co. — Class B	4,489	241,957
H&R Block, Inc.	9,700	227,756
Cardinal Health, Inc.	4,176	211,222
AbbVie, Inc.	2,070	183,278
Bristol-Myers Squibb Co.	2,526	162,144
Tyson Foods, Inc. — Class A	1,602	145,846
Incyte Corp.*	1,610	140,585
Total Consumer, Non-cyclical		14,127,750
Communications - 3.6%
Alphabet, Inc. — Class C*	1,152	1,540,247
Amazon.com, Inc.*	687	1,269,466
Verizon Communications, Inc.	15,228	934,999
Facebook, Inc. — Class A*	4,276	877,649
AT&T, Inc.	21,549	842,135
Cisco Systems, Inc.	9,691	464,780
eBay, Inc.	11,970	432,237
Booking Holdings, Inc.*	184	377,886
Omnicom Group, Inc.	3,469	281,059
Juniper Networks, Inc.	10,401	256,177
Comcast Corp. — Class A	5,337	240,005
Discovery, Inc. — Class A*	6,799	222,599
Total Communications		7,739,239
Consumer, Cyclical - 3.5%
Aptiv plc	5,472	519,676
Cummins, Inc.	2,839	508,067
Walmart, Inc.	4,023	478,094
Delta Air Lines, Inc.	7,568	442,577
BorgWarner, Inc.	9,869	428,117
Whirlpool Corp.	2,812	414,854
Southwest Airlines Co.	7,273	392,596
Carnival Corp.	7,660	389,358
United Airlines Holdings, Inc.*	4,384	386,187
PACCAR, Inc.	4,085	323,124
General Motors Co.	8,633	315,968
Home Depot, Inc.	1,374	300,054
Royal Caribbean Cruises Ltd.	2,007	267,955
DR Horton, Inc.	4,926	259,846
AutoZone, Inc.*	204	243,027
Las Vegas Sands Corp.	3,472	239,707
Starbucks Corp.	2,715	238,703
Norwegian Cruise Line Holdings Ltd.*	4,066	237,495
Best Buy Company, Inc.	2,359	207,120
Lennar Corp. — Class A	3,686	205,642
NIKE, Inc. — Class B	1,871	189,551
Hanesbrands, Inc.	10,964	162,815
Alaska Air Group, Inc.	2,362	160,025
PulteGroup, Inc.	3,646	141,465
Total Consumer, Cyclical		7,452,023
Technology - 3.0%
Apple, Inc.	6,443	1,891,987
Microsoft Corp.	11,360	1,791,472
Intel Corp.	12,733	762,070
Oracle Corp.	8,224	435,707
Cerner Corp.	5,904	433,295
Seagate Technology plc	3,688	219,436
International Business Machines Corp.	1,436	192,481
QUALCOMM, Inc.	2,026	178,754
Activision Blizzard, Inc.	2,908	172,793
Skyworks Solutions, Inc.	1,399	169,111
NetApp, Inc.	2,563	159,547
Fidelity National Information Services, Inc.	1,008	140,203
Total Technology		6,546,856
Industrial - 2.3%
Caterpillar, Inc.	3,961	584,960
CSX Corp.	6,605	477,938
Norfolk Southern Corp.	2,410	467,853
Union Pacific Corp.	2,280	412,201
J.B. Hunt Transport Services, Inc.	3,294	384,673
FedEx Corp.	2,185	330,394
Kansas City Southern	1,857	284,418
CH Robinson Worldwide, Inc.	3,618	282,928
Textron, Inc.	5,795	258,457
Garmin Ltd.	2,618	255,412
General Electric Co.	20,979	234,126
United Parcel Service, Inc. — Class B	1,832	214,454
Agilent Technologies, Inc.	2,056	175,397
3M Co.	977	172,362
United Technologies Corp.	1,147	171,775
Waters Corp.*	647	151,172
Total Industrial		4,858,520
Energy - 1.7%
Exxon Mobil Corp.	10,474	730,876
Chevron Corp.	4,330	521,808
ConocoPhillips	7,622	495,659
EOG Resources, Inc.	5,561	465,789
Devon Energy Corp.	15,409	400,172
Marathon Oil Corp.	20,805	282,532
Pioneer Natural Resources Co.	1,701	257,480

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 22.1% (continued)
Energy - 1.7% (continued)
HollyFrontier Corp.	4,996	$253,347
Halliburton Co.	9,587	234,594
Total Energy		3,642,257
Financial - 1.3%
Berkshire Hathaway, Inc. — Class B*	2,496	565,344
JPMorgan Chase & Co.	4,012	559,273
Northern Trust Corp.	2,956	314,046
Bank of America Corp.	8,452	297,679
Citigroup, Inc.	2,689	214,824
Visa, Inc. — Class A	1,025	192,598
Franklin Resources, Inc.	7,079	183,912
Wells Fargo & Co.	3,013	162,099
U.S. Bancorp	2,359	139,865
Progressive Corp.	1,894	137,107
Total Financial		2,766,747
Utilities - 0.1%
PPL Corp.	4,671	167,596
Total Common Stocks
(Cost $42,210,557)		47,300,988
MUTUAL FUNDS† - 73.1%
Guggenheim Strategy Fund III[1]	2,768,812	68,445,026
Guggenheim Strategy Fund II1	2,468,617	61,073,577
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,713,861	27,002,921
Total Mutual Funds
(Cost $157,534,355)		156,521,524
MONEY MARKET FUND† - 4.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[2]	10,515,406	10,515,406
Total Money Market Fund
(Cost $10,515,406)		10,515,406
Total Investments - 100.1%
(Cost $210,260,318)		$214,337,918
Other Assets & Liabilities, net - (0.1)%		(279,744)
Total Net Assets - 100.0%		$214,058,174

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank, N.A.	S&P 500 Index Total Return	2.28% (3 Month USD LIBOR + 0.19%)	At Maturity	10/30/20	25,692	$168,356,079	$13,983,385

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2019.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$47,300,988	$—	$—	$47,300,988
Mutual Funds	156,521,524	—	—	156,521,524
Money Market Fund	10,515,406	—	—	10,515,406
Equity Index Swap Agreements**	—	13,983,385	—	13,983,385
Total Assets	$214,337,918	$13,983,385	$—	$228,321,303

**	This derivative is reported as unrealized appreciation/depreciation at period end.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$60,780,681	$513,925	$–	$–	$(221,029)	$61,073,577	2,468,617	$510,472
Guggenheim Strategy Fund III	68,129,466	591,050	–	–	(275,490)	68,445,026	2,768,812	587,667
Guggenheim Ultra Short Duration Fund — Institutional Class	22,398,499	4,626,952	–	–	(22,530)	27,002,921	2,713,861	125,694
	$151,308,646	$5,731,927	$–	$–	$(519,049)	$156,521,524		$1,223,833

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 20.7%
Consumer, Non-cyclical - 6.6%
Hill-Rom Holdings, Inc.	2,697	$306,190
Service Corporation International	5,932	273,050
Molina Healthcare, Inc.*	1,995	270,701
Post Holdings, Inc.*	2,404	262,276
PRA Health Sciences, Inc.*	1,854	206,072
Bio-Rad Laboratories, Inc. — Class A*	532	196,856
Hologic, Inc.*	3,203	167,229
Baxter International, Inc.	1,965	164,313
Zimmer Biomet Holdings, Inc.	1,021	152,823
McKesson Corp.	1,075	148,694
Integra LifeSciences Holdings Corp.*	2,537	147,856
Encompass Health Corp.	2,129	147,476
Bio-Techne Corp.	659	144,657
Masimo Corp.*	884	139,725
Sabre Corp.	6,213	139,420
Aaron's, Inc.	2,391	136,550
Regeneron Pharmaceuticals, Inc.*	345	129,540
H&R Block, Inc.	5,471	128,459
West Pharmaceutical Services, Inc.	854	128,382
Universal Health Services, Inc. — Class B	880	126,245
Helen of Troy Ltd.*	699	125,673
Haemonetics Corp.*	1,091	125,356
STERIS plc	775	118,126
Exelixis, Inc.*	6,601	116,310
NuVasive, Inc.*	1,501	116,087
Globus Medical, Inc. — Class A*	1,928	113,521
ICU Medical, Inc.*	606	113,395
Charles River Laboratories International, Inc.*	719	109,834
LivaNova plc*	1,391	104,923
Catalent, Inc.*	1,849	104,099
Henry Schein, Inc.*	1,560	104,083
Humana, Inc.	283	103,725
Kimberly-Clark Corp.	754	103,713
Penumbra, Inc.*	622	102,176
Alexion Pharmaceuticals, Inc.*	912	98,633
ASGN, Inc.*	1,315	93,325
Robert Half International, Inc.	1,424	89,925
Kellogg Co.	1,241	85,828
Syneos Health, Inc.*	1,412	83,979
HealthEquity, Inc.*	1,125	83,329
Avanos Medical, Inc.*	2,448	82,498
Varian Medical Systems, Inc.*	479	68,023
HCA Healthcare, Inc.	453	66,958
Incyte Corp.*	731	63,831
Total Consumer, Non-cyclical		5,893,864
Industrial - 4.9%
Old Dominion Freight Line, Inc.	1,587	301,181
Gentex Corp.	9,990	289,510
ITT, Inc.	3,451	255,064
Crane Co.	2,887	249,379
Kennametal, Inc.	6,632	244,655
Lincoln Electric Holdings, Inc.	2,455	237,472
Regal Beloit Corp.	2,735	234,143
Landstar System, Inc.	1,807	205,763
Trimble, Inc.*	4,907	204,573
Carlisle Companies, Inc.	1,204	194,855
FedEx Corp.	1,135	171,623
National Instruments Corp.	3,733	158,055
Littelfuse, Inc.	812	155,336
Expeditors International of Washington, Inc.	1,947	151,905
Woodward, Inc.	1,252	148,287
J.B. Hunt Transport Services, Inc.	1,269	148,194
Kansas City Southern	967	148,106
Kirby Corp.*	1,613	144,412
Hubbell, Inc.	821	121,360
Curtiss-Wright Corp.	834	117,502
Garmin Ltd.	898	87,609
Mettler-Toledo International, Inc.*	102	80,915
XPO Logistics, Inc.*	985	78,504
Waters Corp.*	315	73,600
Masco Corp.	1,373	65,890
Agilent Technologies, Inc.	724	61,764
Total Industrial		4,329,657
Consumer, Cyclical - 3.2%
Wyndham Hotels & Resorts, Inc.	4,220	265,058
Domino's Pizza, Inc.	805	236,493
MSC Industrial Direct Company, Inc. — Class A	2,671	209,593
Wyndham Destinations, Inc.	3,968	205,106
Pool Corp.	925	196,452
Cracker Barrel Old Country Store, Inc.	1,273	195,711
Aptiv plc	1,889	179,398
Deckers Outdoor Corp.*	938	158,391
Dunkin' Brands Group, Inc.	1,672	126,303
Five Below, Inc.*	916	117,120
Tempur Sealy International, Inc.*	1,183	102,992
Six Flags Entertainment Corp.	2,105	94,957
AutoZone, Inc.*	79	94,113
GrubHub, Inc.*	1,679	81,667
Carter's, Inc.	729	79,709
Hanesbrands, Inc.	5,292	78,586
Scientific Games Corp. — Class A*	2,625	70,297
Jack in the Box, Inc.	889	69,369
Hasbro, Inc.	648	68,435
Mattel, Inc.*	4,922	66,693
Eldorado Resorts, Inc.*	1,095	65,306
Williams-Sonoma, Inc.	821	60,294
Total Consumer, Cyclical		2,822,043
Communications - 1.8%
AMC Networks, Inc. — Class A*	5,148	203,346
Ciena Corp.*	4,570	195,093
eBay, Inc.	4,243	153,215
FactSet Research Systems, Inc.	571	153,199
Yelp, Inc. — Class A*	4,065	141,584
InterDigital, Inc.	2,543	138,568
John Wiley & Sons, Inc. — Class A	2,745	133,188

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 20.7% (continued)
Communications - 1.8% (continued)
New York Times Co. — Class A	3,666	$117,935
Viavi Solutions, Inc.*	7,092	106,380
Fox Corp. — Class A	2,399	88,931
Expedia Group, Inc.	732	79,158
Etsy, Inc.*	1,682	74,513
Total Communications		1,585,110
Technology - 1.7%
Teradyne, Inc.	2,509	171,089
Cerner Corp.	2,325	170,632
Teradata Corp.*	5,871	157,167
Fair Isaac Corp.*	320	119,897
Seagate Technology plc	2,002	119,119
Silicon Laboratories, Inc.*	970	112,501
CDK Global, Inc.	1,822	99,627
Cree, Inc.*	2,038	94,054
Skyworks Solutions, Inc.	751	90,781
Citrix Systems, Inc.	770	85,393
Tyler Technologies, Inc.*	271	81,305
Semtech Corp.*	1,469	77,710
Synaptics, Inc.*	1,128	74,188
NetApp, Inc.	1,148	71,463
Total Technology		1,524,926
Financial - 1.0%
Northern Trust Corp.	1,450	154,048
Medical Properties Trust, Inc. REIT	6,938	146,461
Weingarten Realty Investors REIT	3,889	121,492
Brixmor Property Group, Inc. REIT	3,896	84,193
Park Hotels & Resorts, Inc. REIT	2,455	63,511
Commerce Bancshares, Inc.	883	59,991
Brown & Brown, Inc.	1,468	57,956
Cousins Properties, Inc. REIT	1,380	56,856
First Financial Bankshares, Inc.	1,611	56,546
Hanover Insurance Group, Inc.	410	56,035
National Retail Properties, Inc. REIT	990	53,084
Total Financial		910,173
Energy - 0.9%
Devon Energy Corp.	6,743	175,116
Marathon Oil Corp.	10,622	144,247
HollyFrontier Corp.	1,735	87,982
Matador Resources Co.*	4,535	81,494
Apache Corp.	3,033	77,614
Cimarex Energy Co.	1,442	75,690
Southwestern Energy Co.*	31,159	75,405
Murphy Oil Corp.	2,462	65,982
CNX Resources Corp.*	6,895	61,021
Total Energy		844,551
Utilities - 0.5%
UGI Corp.	4,222	190,665
National Fuel Gas Co.	2,898	134,873
Aqua America, Inc.	1,608	75,480
NRG Energy, Inc.	1,676	66,621
Total Utilities		467,639
Basic Materials - 0.1%
Chemours Co.	3,650	66,029
RPM International, Inc.	745	57,186
Total Basic Materials		123,215
Total Common Stocks
(Cost $17,059,877)		18,501,178
EXCHANGE-TRADED FUNDS† - 0.7%
iShares S&P MidCap 400 Growth Index Fund	2,517	599,323
Total Exchange-Traded Funds
(Cost $598,746)		599,323
MUTUAL FUNDS† - 73.3%
Guggenheim Strategy Fund II1	1,202,603	29,752,391
Guggenheim Strategy Fund III[1]	1,131,474	27,970,035
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	773,977	7,701,076
Total Mutual Funds
(Cost $65,856,235)		65,423,502
MONEY MARKET FUND† - 5.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[2]	4,814,014	4,814,014
Total Money Market Fund
(Cost $4,814,014)		4,814,014
Total Investments - 100.1%
(Cost $88,328,872)		$89,338,017
Other Assets & Liabilities, net - (0.1)%		(71,544)
Total Net Assets - 100.0%		$89,266,473

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	1	Mar 2020	$161,475	$1,582

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index Total Return	2.19% (3 Month USD LIBOR + 0.10%)	At Maturity	10/30/20	19,394	$70,901,749	$5,356,409

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2019.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,501,178	$—	$—	$18,501,178
Exchange-Traded Funds	599,323	—	—	599,323
Mutual Funds	65,423,502	—	—	65,423,502
Money Market Fund	4,814,014	—	—	4,814,014
Equity Futures Contracts**	1,582	—	—	1,582
Equity Index Swap Agreements**	—	5,356,409	—	5,356,409
Total Assets	$89,339,599	$5,356,409	$—	$94,696,008

**	This derivative is reported as unrealized appreciation/depreciation at period end.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,609,705	$250,362	$–	$–	$(107,676)	$29,752,391	$1,202,603	$248,680
Guggenheim Strategy Fund III	27,841,081	241,532	–	–	(112,578)	27,970,035	1,131,474	240,150
Guggenheim Ultra Short Duration Fund — Institutional Class	8,411,350	40,686	(743,992)	746	(7,714)	7,701,076	773,977	40,325
	$65,862,136	$532,580	$(743,992)	$746	$(227,968)	$65,423,502		$529,155

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS†† - 0.0%
Industrial - 0.0%
API Heat Transfer Parent LLC*	42,528	$6,804
BP Holdco LLC*,†††,1	532	188
Vector Phoenix Holdings, LP*,†††,1	532	45
Total Industrial		7,037
Total Common Stocks
(Cost $21,071)		7,037

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	9	6,614
Total Preferred Stocks
(Cost $7,237)		6,614

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Core U.S. Aggregate Bond ETF	1,270,940	142,815,528
Total Exchange-Traded Funds
(Cost $142,952,674)		142,815,528

MUTUAL FUNDS† - 0.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,630,374	26,172,223
Guggenheim Strategy Fund II2	1,057,588	26,164,734
Guggenheim Strategy Fund III[2]	1,057,240	26,134,972
Total Mutual Funds
(Cost $78,941,236)		78,471,929

MONEY MARKET FUND† - 0.4%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 1.46%[3]	63,852,355	63,852,355
Total Money Market Fund
(Cost $63,852,355)		63,852,355

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0%
Government Agency - 17.2%
Fannie Mae
3.59% due 02/01/29	110,478,825	119,031,118
2.50% due 12/01/29	77,317,420	78,405,638
3.37% due 06/01/39	69,825,000	73,609,483
2.43% due 01/01/30	71,700,000	70,424,061
2.89% due 10/01/29	38,458,000	39,978,129
3.01% due 09/01/29	36,899,000	38,547,397
3.26% due 05/01/34	37,000,000	38,371,923
3.61% due 04/01/34	31,110,000	33,929,269
3.19% due 02/01/29	29,250,000	30,921,905
3.71% due 04/01/34	26,913,000	29,411,501
3.56% due 04/01/30	26,228,275	28,091,892
3.33% due 05/01/34	25,400,000	27,327,499
3.40% due 02/01/33	25,000,000	26,629,660
3.60% due 03/01/31	24,586,000	26,444,995
3.23% due 01/01/33	23,539,622	24,958,153
3.43% due 09/01/34	22,550,000	24,431,039
3.48% due 04/01/29	21,529,000	23,180,938
2.90% due 11/01/29	21,378,000	22,058,454
3.68% due 04/01/34	20,000,000	21,804,702
3.83% due 05/01/49	19,000,000	21,162,113
2.87% due 09/01/29	20,000,000	20,759,581
2.81% due 09/01/39	20,780,000	20,385,142
3.56% due 03/01/31	18,550,000	20,085,223
3.49% due 04/01/30	18,500,026	19,880,975
2.96% due 11/01/29	18,620,000	19,307,112
3.17% due 02/01/28	18,350,000	19,177,746
3.66% due 03/01/31	16,821,000	18,211,751
2.70% due 10/01/39	18,646,265	18,102,046
4.17% due 02/01/49	15,500,000	17,373,531
2.30% due 11/01/29	17,060,000	16,764,561
2.24% due 11/01/22	15,900,310	15,978,304
3.62% due 04/01/34	14,435,000	15,714,109
2.55% due 12/01/29	15,713,000	15,675,150
1.95% due 11/01/20	15,550,000	15,509,211
3.75% due 03/01/34	13,500,000	14,929,536
3.19% due 02/01/30	13,670,130	14,423,823
4.08% due 04/01/49	12,879,000	14,122,344
3.42% due 09/01/47	13,024,098	13,555,064
3.07% due 01/01/28	13,100,000	13,526,934
2.46% due 01/01/30	13,500,000	13,366,911
3.66% due 03/01/34	11,996,944	13,047,151
2.81% due 01/01/40†††	12,650,000	12,629,580
2.82% due 10/01/29	12,100,000	12,504,415
3.59% due 04/01/33	11,280,000	11,814,325
3.03% due 12/01/27	10,900,000	11,230,102
4.21% due 10/01/48	9,750,000	10,967,254
3.41% due 02/01/33	10,250,000	10,942,035
3.08% due 10/01/32	10,250,000	10,710,508
3.51% due 04/01/34	9,820,000	10,574,445
3.42% due 04/01/30	9,800,000	10,486,981
3.31% due 01/01/33	9,700,000	10,357,552
3.05% due 10/01/29	9,100,000	9,543,288
3.04% due 01/01/28	8,900,000	9,177,165
3.60% due 03/01/30	8,341,000	9,056,257
3.08% due 01/01/30	8,500,000	8,967,733
2.94% due 10/01/32	8,413,070	8,672,117
3.43% due 03/01/33	8,100,000	8,376,489
3.57% due 06/01/34	7,510,000	8,168,759
3.48% due 04/01/30	7,000,000	7,484,414
3.14% due 01/01/28	6,900,000	7,084,993
2.99% due 09/01/29	6,800,000	7,068,700
3.34% due 05/01/34	6,500,000	6,989,426
3.63% due 04/01/34	6,338,000	6,930,049
3.29% due 03/01/33	6,700,000	6,915,452
4.04% due 08/01/48	6,100,000	6,666,532
2.79% due 01/01/32	6,600,000	6,616,170
2.51% due 11/01/34	6,663,000	6,509,317

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Government Agency - 17.2% (continued)
3.44% due 05/01/34	5,850,000	$6,265,601
3.60% due 04/01/33	5,600,000	6,086,924
3.13% due 02/01/28	5,900,000	5,939,769
3.21% due 01/01/33	5,500,000	5,827,579
4.07% due 05/01/49	4,863,346	5,420,838
3.39% due 02/01/30	4,800,000	5,128,388
2.78% due 01/01/35†††	5,050,000	5,071,624
3.10% due 01/01/33	4,800,000	4,991,904
3.22% due 01/01/30	4,650,000	4,935,341
3.16% due 01/01/30	4,500,000	4,739,488
3.50% due 02/01/48	4,451,431	4,685,592
3.11% due 01/01/28	4,600,000	4,661,456
3.39% due 02/01/33	4,300,000	4,575,405
3.33% due 04/01/30	4,219,045	4,470,559
2.99% due 01/01/40	4,429,000	4,418,882
3.76% due 03/01/37	4,000,000	4,347,286
4.27% due 12/01/33	3,695,505	4,070,586
2.39% due 02/01/27	4,000,000	3,999,433
4.00% due 11/01/38	3,785,264	3,974,991
3.65% due 03/01/33	3,600,000	3,833,725
4.50% due 04/01/48	3,605,240	3,813,548
3.69% due 03/01/29	3,500,000	3,785,133
3.50% due 12/01/47	3,607,722	3,782,415
4.24% due 08/01/48	3,400,000	3,743,366
3.11% due 11/01/27	3,500,000	3,631,576
3.77% due 03/01/31	3,200,000	3,504,397
2.94% due 02/01/40†††	3,500,000	3,493,664
3.92% due 04/01/39	3,198,000	3,401,061
3.18% due 01/01/30	3,000,000	3,171,250
2.60% due 10/01/34	3,200,000	3,165,072
2.96% due 10/01/49	2,955,438	2,964,547
3.50% due 12/01/46	2,836,355	2,949,583
2.84% due 01/01/35†††	2,915,000	2,948,185
3.36% due 05/01/34	2,725,899	2,925,248
3.94% due 06/01/35	2,600,000	2,783,106
2.66% due 01/01/35	2,750,000	2,748,928
3.12% due 02/01/28	2,600,000	2,743,678
3.53% due 04/01/33	2,500,000	2,702,715
2.62% due 11/01/29	2,635,000	2,645,897
2.33% due 10/01/31	2,684,000	2,622,129
3.26% due 11/01/46	2,507,353	2,597,168
2.86% due 01/01/33	2,524,000	2,559,938
4.00% due 01/01/46	2,328,626	2,460,179
3.58% due 12/01/27	2,261,785	2,425,226
3.55% due 04/01/33	2,150,000	2,327,981
2.69% due 10/01/34	2,342,930	2,315,223
3.51% due 11/01/37	2,150,000	2,270,631
2.53% due 12/01/26	2,250,000	2,265,770
4.00% due 08/01/47	1,945,082	2,079,998
3.50% due 12/01/45	1,952,918	2,047,858
3.16% due 11/01/30	1,990,868	2,040,146
3.46% due 08/01/49	1,741,170	1,840,695
2.77% due 02/01/36	1,797,966	1,772,071
3.00% due 07/01/46	1,696,793	1,737,829
2.57% due 10/01/29	1,700,000	1,698,832
3.14% due 12/01/32	1,600,000	1,683,153
3.27% due 01/01/30	1,350,000	1,438,197
2.97% due 11/01/25	1,364,112	1,411,005
3.27% due 08/01/34	1,319,057	1,372,265
3.74% due 02/01/48	1,291,756	1,344,338
3.02% due 11/01/27	1,300,000	1,337,433
4.05% due 09/01/48	1,190,378	1,309,197
2.89% due 05/01/33	1,250,000	1,260,622
3.96% due 06/01/49	993,003	1,095,887
3.13% due 01/01/30	1,000,000	1,049,729
2.34% due 05/01/27†††	1,053,000	1,039,940
4.50% due 02/01/45	933,315	1,010,073
3.60% due 10/01/47	966,002	1,004,448
3.18% due 09/01/42†††,1	700,000	680,909
3.63% due 01/01/37	728,165	770,401
3.91% due 07/01/49	696,029	755,909
3.36% due 12/01/39	700,000	721,452
5.00% due 05/01/44	644,050	696,630
2.75% due 11/01/31	646,903	656,331
5.00% due 12/01/44	563,552	615,799
4.50% due 05/01/47	571,651	612,266
4.87% due 04/01/49	545,115	574,189
3.50% due 08/01/43	543,513	572,283
4.33% due 09/01/48	343,947	382,992
4.22% due 04/01/49	315,000	348,381
3.18% due 08/01/42†††,1	200,000	194,492
Freddie Mac Multifamily Structured Pass Through Certificates
2017-KIR3, 3.28% due 08/25/27	91,932,800	96,895,664
2019-K087, 3.77% due 12/25/28	80,750,000	88,691,956
2017-KGX1, 3.00% due 10/25/27	81,400,000	84,711,262
2017-KW03, 3.02% due 06/25/27	65,900,000	68,529,403
2019-1513, 2.80% due 08/25/34	67,000,000	67,246,922
2018-K074, 3.60% due 02/25/28	34,823,000	37,626,680
2017-K066, 3.20% due 06/25/27	19,507,000	20,561,722

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Government Agency - 17.2% (continued)
2019-KJ27, 2.59% due 03/25/25	18,500,000	$18,690,482
2017-K061, 3.44% (WAC) due 11/25/26[4]	15,000,000	16,005,016
2016-K060, 3.30% (WAC) due 10/25/26[4]	13,000,000	13,750,390
2018-K073, 3.45% (WAC) due 01/25/28[4]	11,600,000	12,431,706
2018-K078, 3.92% due 06/25/28	10,150,000	11,191,985
2017-K069, 3.25% (WAC) due 09/25/27[4]	10,000,000	10,571,462
2016-K057, 2.62% due 08/25/26	10,000,000	10,179,646
2018-K154, 3.46% due 11/25/32	8,500,000	9,101,356
2016-K152, 3.08% due 01/25/31	7,090,000	7,308,057
2017-K070, 3.36% due 12/25/27	6,000,000	6,392,570
2015-K151, 3.51% due 04/25/30	2,105,000	2,246,547
2015-K043, 0.54% (WAC) due 12/25/24[4,5]	43,857,561	1,030,131
2014-K715, 2.86% due 01/25/21	439,296	441,190
Freddie Mac Seasoned Credit Risk Transfer Trust
2017-4, 3.25% due 06/25/57	55,388,368	57,081,202
2017-3, 3.00% due 07/25/56	55,860,807	56,925,681
2018-1, 2.75% due 05/25/57[6]	38,725,387	39,444,247
2017-4, 3.50% due 06/25/57	28,394,966	29,490,009
2017-3, 3.25% due 07/25/56	8,333,374	8,583,901
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	52,100,000	54,223,591
2018-M3, 3.09% (WAC) due 02/25/30[4]	7,800,000	8,199,075
Freddie Mac
3.55% due 10/01/33	4,630,941	4,903,009
2018-4762, 4.00% due 01/15/46	4,673,889	4,863,384
3.50% due 01/01/44	2,283,934	2,401,921
4.00% due 02/01/46	2,190,931	2,322,670
3.26% due 09/01/45	1,918,900	1,977,159
4.50% due 06/01/48	1,788,290	1,890,359
4.00% due 11/01/45	1,689,210	1,791,070
3.00% due 08/01/46	1,721,677	1,764,376
3.40% due 04/01/31	1,000,000	1,062,780
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[5,7]	767,320,284	2,449,593
Total Government Agency		2,465,387,041
Residential Mortgage Backed Securities - 12.3%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T3, 2.51% due 09/15/52[7]	74,650,000	74,607,121
2019-T4, 2.33% due 10/15/51[7]	62,250,000	62,162,034
2019-T5, 2.43% due 10/15/51[7]	51,500,000	51,513,297
2019-T2, 2.52% due 08/15/53[7]	30,500,000	30,266,227
Soundview Home Loan Trust
2006-OPT5, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	72,419,545	70,545,791
2005-OPT3, 2.26% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[4]	19,495,000	19,236,496
2007-1, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/37[4]	1,596,437	1,592,726
Home Equity Loan Trust
2007-FRE1, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	92,865,539	87,620,001
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[4,7]	37,575,706	37,560,822

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
2019-NQM2, 2.75% (WAC) due 11/25/59[4,7]	19,248,372	$19,221,736
New Residential Mortgage Loan Trust
2019-RPL1, 4.34% due 02/26/24[6,7]	17,897,799	17,960,669
2019-6A, 3.50% (WAC) due 09/25/59[4,7]	16,672,449	17,017,041
2018-1A, 4.00% (WAC) due 12/25/57[4,7]	13,961,815	14,471,639
2018-2A, 3.50% (WAC) due 02/25/58[4,7]	3,876,665	3,956,267
2017-5A, 3.29% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[4,7]	2,881,999	2,917,769
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.42% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[4]	42,222,783	42,039,600
2006-BC4, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[4]	5,762,078	5,583,448
2006-BC3, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[4]	5,594,567	5,170,812
2006-BC6, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37[4]	672,018	662,167
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[4,7]	30,658,036	30,573,775
2019-2, 2.70% (WAC) due 09/25/59[4,7]	22,244,569	22,158,396
CIT Mortgage Loan Trust
2007-1, 3.14% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[4,7]	46,773,779	47,167,222
2007-1, 3.24% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[4,7]	3,224,859	3,233,905
NovaStar Mortgage Funding Trust Series
2007-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	48,520,972	47,222,245
Alternative Loan Trust
2007-OA4, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[4]	26,759,297	25,275,986
2007-OH3, 2.08% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[4]	10,019,689	9,636,320
2005-38, 2.14% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 09/25/35[4]	7,512,422	7,444,762
2007-OA7, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[4]	4,353,955	4,144,186
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[4,7]	43,031,845	44,683,351
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[4,7]	27,977,933	28,240,747
2018-R2, 3.69% (WAC) due 08/25/57[4,7]	12,661,775	12,710,653
Freddie Mac STACR Trust
2019-DNA4, 2.41% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[4,7]	32,240,550	32,240,531
2019-DNA3, 2.52% (1 Month USD LIBOR + 0.73%, Rate Floor: 0.00%) due 07/25/49[4,7]	8,074,878	8,074,872

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE6, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/37[4]	28,155,809	$25,709,263
2006-NC1, 2.17% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[4]	7,800,000	7,734,976
2007-HE6, 1.85% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[4]	3,833,400	3,475,540
2007-HE6, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 05/25/37[4]	2,815,710	2,585,417
Ocwen Master Advance Receivables Trust
2019-T2, 2.42% due 08/15/51[7]	39,100,000	39,297,518
Verus Securitization Trust
2019-4, 2.64% due 11/25/59[6,7]	37,441,949	37,423,853
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[4,7]	22,678,584	22,746,205
2018-4A, 4.29% (WAC) due 10/25/58[4,7]	6,642,567	6,716,952
2017-3A, 2.58% (WAC) due 10/25/47[4,7]	3,845,502	3,843,142
2018-1A, 3.03% (WAC) due 12/25/57[4,7]	2,018,175	2,015,828
SG Residential Mortgage Trust
2019-3, 2.70% (WAC) due 09/25/59[4,7]	35,328,141	35,266,493
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	26,730,367	26,043,334
2006-HE3, 2.15% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/36[4]	7,004,423	6,967,451
NRPL Trust
2019-3A, 3.00% due 07/25/59[7]	32,648,131	32,525,269
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[4,7]	18,407,581	18,885,601
2019-RM3, 2.80% (WAC) due 06/25/69[4,7]	13,250,560	13,268,720
RALI Series Trust
2007-QO4, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/47[4]	8,361,420	8,175,352
2006-QO2, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 02/25/46[4]	19,643,278	7,013,701
2007-QO2, 1.94% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[4]	10,397,524	5,769,839
2005-QO1, 2.09% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/35[4]	4,081,056	3,653,548
2006-QS8, 2.24% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 08/25/36[4]	3,311,549	2,601,102
2006-QO2, 2.06% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 02/25/46[4]	4,842,225	1,767,497
2007-QO3, 1.95% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 03/25/47[4]	1,554,754	1,470,679
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[4,7]	13,987,320	14,071,875
2017-5, 2.39% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[4,7]	9,953,305	9,928,715

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
2018-1, 3.00% (WAC) due 01/25/58[4,7]	6,303,513	$6,370,149
HSI Asset Securitization Corporation Trust
2006-OPT2, 2.18% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 01/25/36[4]	29,140,000	28,877,757
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2019-T1, 2.24% due 10/15/51[7]	28,000,000	28,003,223
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[4,7]	27,120,023	27,113,311
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[5]	172,640,436	25,815,632
First NLC Trust
2005-4, 2.18% (1 Month USD LIBOR + 0.39%, Rate Cap/Floor: 14.00%/0.39%) due 02/25/36[4]	21,761,483	21,803,631
2005-1, 1.08% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.23%) due 05/25/35[4]	2,831,456	2,747,168
LSTAR Securities Investment Ltd.
2019-5, 3.21% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[4,7]	22,642,636	22,642,636
Countrywide Asset-Backed Certificates
2006-6, 1.96% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 09/25/36[4]	21,440,717	21,154,432
2005-15, 2.24% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36[4]	1,500,000	1,444,187
GSAMP Trust
2007-NC1, 1.92% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[4]	33,437,480	21,301,150
2005-HE6, 2.23% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 11/25/35[4]	267,736	268,199
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.07% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46[4]	14,234,134	13,304,403
2006-AR9, 3.08% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[4]	6,593,472	5,991,659
2006-7, 4.25% due 09/25/36	2,559,030	1,168,631
2006-8, 4.38% due 10/25/36	429,069	223,147
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[4,7]	20,115,802	20,140,613
HarborView Mortgage Loan Trust
2006-14, 1.91% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	10,698,770	10,609,551
2006-12, 1.95% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[4]	8,828,355	8,354,499
Nationstar Home Equity Loan Trust
2007-B, 2.01% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	17,372,020	17,168,297

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/36[4]	17,134,320	$16,772,267
Connecticut Avenue Securities Trust
2019-R07, 2.56% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[4,7]	14,088,702	14,092,854
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[6,7]	13,830,472	13,953,654
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[4,7]	12,455,624	12,520,995
Citigroup Mortgage Loan Trust, Inc.
2005-HE3, 2.53% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.49%) due 09/25/35[4]	11,687,000	11,687,608
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 1.91% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[4]	14,943,961	9,308,599
2006-HE2, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	2,135,629	2,127,651
Impac Secured Assets CMN Owner Trust
2005-2, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/36[4]	11,753,266	11,325,150
Lehman XS Trust Series
2007-2N, 1.97% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37[4]	7,680,151	7,615,737
2007-15N, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37[4]	3,246,136	3,224,746
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 2.19% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[4]	10,072,000	9,796,376
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 2.09% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 04/25/36[4]	6,453,434	6,232,943
2007-OA2, 3.01% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[4]	3,631,034	3,480,624
CSMC Series
2015-12R, 2.32% (WAC) due 11/30/37[4,7]	9,668,862	9,629,956
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.85% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[4,7]	5,475,174	5,092,908
2007-HE2A, 1.84% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[4,7]	4,650,950	4,457,540
LSTAR Securities Investment Trust
2019-1, 3.41% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[4,7]	9,476,369	9,476,464
American Home Mortgage Assets Trust
2006-4, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46[4]	10,435,546	7,112,216

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
2006-6, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46[4]	2,482,803	$2,151,411
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 3.05% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[4]	7,266,358	6,547,096
2006-AR13, 3.12% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46[4]	1,527,567	1,456,871
2006-AR11, 3.16% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46[4]	1,259,805	1,207,774
First Franklin Mortgage Loan Trust
2006-FF3, 2.08% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 02/25/36[4]	8,616,000	8,476,441
Angel Oak Mortgage Trust LLC
2017-3, 2.71% (WAC) due 11/25/47[4,7]	7,215,950	7,208,491
First Franklin Mortgage Loan Trust
2004-FF10, 3.07% (1 Month USD LIBOR + 1.28%, Rate Floor: 0.85%) due 07/25/34[4]	5,867,495	5,884,808
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 2.81% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[4]	5,700,000	5,705,164
IndyMac INDX Mortgage Loan Trust
2005-AR18, 2.57% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 10.50%/0.78%) due 10/25/36[4]	6,841,617	5,630,703
Argent Securities Inc. Asset-Backed Pass-Through Certificates Series
2005-W2, 2.28% (1 Month USD LIBOR + 0.49%, Rate Floor: 0.49%) due 10/25/35[4]	5,435,000	5,402,121
ASG Resecuritization Trust
2010-3, 2.40% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[4,7]	5,456,942	5,394,704
Structured Asset Investment Loan Trust
2005-11, 2.51% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.36%) due 01/25/36[4]	4,946,136	4,890,994
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[4,7]	4,581,704	4,580,700
Morgan Stanley Capital I Inc. Trust
2006-HE1, 2.08% (1 Month USD LIBOR + 0.29%, Rate Floor: 0.29%) due 01/25/36[4]	3,692,388	3,653,909
CWABS Asset-Backed Certificates Trust
2004-15, 3.14% (1 Month USD LIBOR + 1.35%, Rate Floor: 0.90%) due 04/25/35[4]	3,490,000	3,501,604
Morgan Stanley Resecuritization Trust
2014-R9, 1.84% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46[4,7]	3,416,758	3,351,611
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[4]	4,745,793	3,274,536

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[4]	3,196,209	$3,176,546
Luminent Mortgage Trust
2006-2, 1.99% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	3,570,372	3,144,151
GSAA Trust
2005-10, 2.44% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[4]	2,422,466	2,440,468
Nomura Resecuritization Trust
2015-4R, 3.03% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[4,7]	1,471,480	1,442,757
2015-4R, 3.47% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 12/26/36[4,7]	817,036	806,244
GSAA Home Equity Trust
2006-3, 1.98% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 03/25/36[4]	3,613,977	1,978,531
2007-7, 2.06% (1 Month USD LIBOR + 0.27%, Rate Floor: 0.27%) due 07/25/37[4]	215,511	210,019
Banc of America Funding Trust
2015-R4, 1.88% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[4,7]	1,730,310	1,714,510
GSMSC Resecuritization Trust
2015-5R, 1.96% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 04/26/37[4,7]	1,424,669	1,421,057
Impac Secured Assets Trust
2006-2, 1.96% (1 Month USD LIBOR + 0.17%, Rate Cap/Floor: 11.50%/0.17%) due 08/25/36[4]	1,539,895	1,358,340
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	1,338,584	1,325,242
Alliance Bancorp Trust
2007-OA1, 2.03% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[4]	893,297	820,606
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	506,639	534,212
Morgan Stanley Re-REMIC Trust
2010-R5, 5.58% due 06/26/36[7]	248,221	229,838
BCAP LLC
2014-RR2, 2.31% (WAC) due 03/26/36[4,7]	135,338	134,674
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[7]	87,904	88,690
Total Residential Mortgage Backed Securities		1,767,425,870
Commercial Mortgage Backed Securities - 2.0%
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[7]	44,400,000	44,381,348
Citigroup Commercial Mortgage Trust
2019-GC43, 0.63% (WAC) due 11/10/52[4,5]	219,970,159	11,264,760
2019-GC41, 1.19% (WAC) due 08/10/56[4,5]	104,935,128	8,231,080
2016-C2, 1.77% (WAC) due 08/10/49[4,5]	33,745,376	3,079,549
2016-P4, 1.98% (WAC) due 07/10/49[4,5]	32,085,249	3,009,850
2016-P5, 1.52% (WAC) due 10/10/49[4,5]	31,042,844	2,244,792

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Commercial Mortgage Backed Securities - 2.0% (continued)
2016-GC37, 1.76% (WAC) due 04/10/49[4,5]	18,674,012	$1,596,945
2015-GC35, 0.85% (WAC) due 11/10/48[4,5]	33,435,602	1,112,901
2015-GC29, 1.09% (WAC) due 04/10/48[4,5]	23,525,301	937,897
2016-C3, 1.17% (WAC) due 11/15/49[4,5]	12,122,862	671,513
2013-GC15, 4.37% (WAC) due 09/10/46[4]	380,000	405,845
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.06% (WAC) due 07/15/50[4,5]	73,634,446	4,468,094
2016-BNK1, 1.76% (WAC) due 08/15/49[4,5]	36,928,942	3,430,935
2017-RB1, 1.27% (WAC) due 03/15/50[4,5]	40,877,077	3,069,619
2016-C35, 1.96% (WAC) due 07/15/48[4,5]	26,591,771	2,581,744
2017-C42, 0.89% (WAC) due 12/15/50[4,5]	35,188,645	2,072,805
2016-NXS5, 1.50% (WAC) due 01/15/59[4,5]	29,708,773	1,769,250
2015-NXS4, 0.91% (WAC) due 12/15/48[4,5]	38,682,285	1,593,958
2017-RC1, 1.50% (WAC) due 01/15/60[4,5]	20,473,472	1,591,362
2016-C32, 4.72% (WAC) due 01/15/59[4]	1,400,000	1,525,716
2015-P2, 0.99% (WAC) due 12/15/48[4,5]	33,983,349	1,376,567
2015-C30, 0.90% (WAC) due 09/15/58[4,5]	31,382,082	1,333,629
2015-NXS1, 1.13% (WAC) due 05/15/48[4,5]	9,799,356	438,767
2015-NXS4, 4.22% (WAC) due 12/15/48[4]	64,000	67,402
COMM Mortgage Trust
2018-COR3, 0.45% (WAC) due 05/10/51[4,5]	198,194,999	6,634,399
2015-CR26, 0.95% (WAC) due 10/10/48[4,5]	86,265,648	3,856,454
2013-WWP, 3.90% due 03/10/31[7]	2,000,000	2,102,567
2015-CR24, 0.77% (WAC) due 08/10/48[4,5]	48,309,578	1,762,111
2015-CR23, 0.93% (WAC) due 05/10/48[4,5]	47,062,340	1,546,125
2015-CR27, 1.10% (WAC) due 10/10/48[4,5]	30,570,023	1,296,279
2013-CR13, 0.77% (WAC) due 11/10/46[4,5]	37,336,253	979,296
2015-CR23, 3.80% due 05/10/48	700,000	738,365
2014-LC15, 1.10% (WAC) due 04/10/47[4,5]	11,569,948	448,175
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.52% due 04/10/28[7]	9,900,000	9,894,401
2015-SMRT, 3.79% (WAC) due 04/10/28[4,7]	5,900,000	5,896,645
2015-SMRT, 3.77% due 04/10/28[7]	2,400,000	2,398,636
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.90% (WAC) due 10/15/50[4,5]	137,778,943	7,285,544
2016-C4, 0.82% (WAC) due 12/15/49[4,5]	86,252,888	3,954,850
2016-C2, 1.67% (WAC) due 06/15/49[4,5]	32,312,365	2,158,169
2017-C5, 0.94% (WAC) due 03/15/50[4,5]	8,648,514	479,995
GS Mortgage Securities Trust
2019-GC42, 0.81% (WAC) due 09/01/52[4,5]	69,957,381	4,479,455
2016-GS4, 2.99% due 11/10/29[7]	4,055,000	4,068,812
2017-GS6, 1.04% (WAC) due 05/10/50[4,5]	42,637,858	2,815,953

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Commercial Mortgage Backed Securities - 2.0% (continued)
2015-GC28, 1.06% (WAC) due 02/10/48[4,5]	19,425,136	$700,973
Morgan Stanley Capital I Trust
2014-MP, 3.47% due 08/11/33[7]	11,000,000	11,205,006
2016-UBS9, 4.61% (WAC) due 03/15/49[4]	275,000	291,207
BANK
2019-BN22, 0.61% (WAC) due 11/15/62[4,5]	156,948,266	7,896,617
2017-BNK6, 0.86% (WAC) due 07/15/60[4,5]	43,597,996	2,100,883
2017-BNK4, 1.43% (WAC) due 05/15/50[4,5]	13,089,725	995,712
CSAIL Commercial Mortgage Trust
2019-C15, 1.05% (WAC) due 03/15/52[4,5]	97,360,334	7,249,363
2015-C1, 0.84% (WAC) due 04/15/50[4,5]	52,800,007	1,881,380
Bancorp Commercial Mortgage Trust
2018-CR3, 2.99% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[4,7]	7,075,000	7,083,263
Aventura Mall Trust
2013-AVM, 3.74% (WAC) due 12/05/32[4,7]	6,600,000	6,644,597
Benchmark Mortgage Trust
2019-B14, 0.80% (WAC) due 12/15/62[4,5]	109,967,486	6,170,605
CD Mortgage Trust
2016-CD1, 1.41% (WAC) due 08/10/49[4,5]	35,036,827	2,497,996
2017-CD6, 0.96% (WAC) due 11/13/50[4,5]	47,083,786	2,467,525
2016-CD2, 0.67% (WAC) due 11/10/49[4,5]	34,623,730	1,143,082
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[7]	6,000,000	6,064,142
UBS Commercial Mortgage Trust
2017-C5, 1.02% (WAC) due 11/15/50[4,5]	53,954,175	3,068,331
2017-C2, 1.09% (WAC) due 08/15/50[4,5]	43,145,537	2,730,314
BENCHMARK Mortgage Trust
2018-B2, 0.42% (WAC) due 02/15/51[4,5]	132,194,131	3,342,502
2018-B6, 0.44% (WAC) due 10/10/51[4,5]	64,748,699	1,805,511
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP3, 1.43% (WAC) due 08/15/49[4,5]	68,961,071	5,042,047
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.19% (WAC) due 02/15/48[4,5]	79,477,627	3,804,960
2013-C12, 0.49% (WAC) due 07/15/45[4,5]	36,122,224	480,476
CD Commercial Mortgage Trust
2017-CD4, 1.31% (WAC) due 05/10/50[4,5]	32,199,049	2,237,979
2017-CD3, 1.02% (WAC) due 02/10/50[4,5]	34,567,697	2,017,675
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.14% (WAC) due 07/15/50[4,5]	58,280,975	3,408,528
BBCMS Mortgage Trust
2018-C2, 0.77% (WAC) due 12/15/51[4,5]	58,348,036	3,364,569
Vornado DP LLC Trust
2010-VNO, 4.00% due 09/13/28[7]	3,260,000	3,271,801
CGMS Commercial Mortgage Trust
2017-B1, 0.84% (WAC) due 08/15/50[4,5]	65,842,122	3,206,228
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.92% (WAC) due 12/15/47[4,5]	71,695,180	3,058,947

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0% (continued)
Commercial Mortgage Backed Securities - 2.0% (continued)
GE Business Loan Trust
2007-1A, 1.91% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 04/15/35[4,7]	2,842,507	$2,787,714
Cam Commercial Mortgage Corp.
2002-CAM2, 6.16% due 12/14/21[7]	2,572,382	2,701,028
CFCRE Commercial Mortgage Trust
2016-C3, 1.03% (WAC) due 01/10/48[4,5]	39,393,326	2,052,164
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.12% (WAC) due 02/15/50[4,5]	24,121,161	1,452,354
DBJPM Mortgage Trust
2017-C6, 1.03% (WAC) due 06/10/50[4,5]	24,853,159	1,344,775
Americold LLC Trust
2010-ARTA, 3.85% due 01/14/29[7]	534,882	538,497
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[7]	500,000	511,550
WFRBS Commercial Mortgage Trust
2013-C12, 1.22% (WAC) due 03/15/48[4,5,7]	9,270,424	280,574
GS Mortgage Securities Corp. II
2013-GC10, 2.94% due 02/10/46	225,000	229,577
Total Commercial Mortgage Backed Securities		282,183,011
Military Housing - 1.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[4,7]	64,939,719	73,252,224
2015-R1, 4.10% (WAC) due 11/25/52[4,7]	14,069,487	15,305,165
2015-R1, 4.10% (WAC) due 10/25/52[4,7]	13,773,162	14,854,263
2015-R1, 0.29% (WAC) due 11/25/55[4,5,7]	170,134,699	13,552,573
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51[7]	12,180,395	13,853,773
2008-AMCW, 6.90% due 07/10/55[7]	8,305,027	11,007,670
2007-AETC, 5.75% due 02/10/52[7]	6,860,758	7,505,082
2007-ROBS, 6.06% due 10/10/52[7]	4,695,990	5,528,814
2006-RILY, 2.42% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51[4,7]	7,030,773	4,934,673
2007-AET2, 6.06% due 10/10/52[7]	2,135,681	2,515,821
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[7]	22,302,020	23,816,826
2005-DRUM, 5.47% due 05/10/50†††,7	4,569,955	4,827,915
2005-BLIS, 5.25% due 07/10/50[7]	2,500,000	2,691,678
Total Military Housing		193,646,477
Mortgage Securities - 0.1%
Cantor Commercial Real Estate Lending
2019-CF3, 0.84% (WAC) due 01/15/53[4,5]	150,000,000	8,483,535
BANK
2019-BN23, 0.76% (WAC) due 12/15/52[4,5]	100,000,000	5,842,750
Total Mortgage Securities		14,326,285
Total Collateralized Mortgage Obligations
(Cost $4,619,603,556)		4,722,968,684

U.S. GOVERNMENT SECURITIES†† - 18.0%
U.S. Treasury Notes
2.50% due 01/31/24	500,000,000	516,464,845
2.38% due 02/29/24	441,533,200	454,123,793
2.50% due 02/15/22	318,229,000	324,270,380
2.50% due 02/28/26	224,701,000	234,171,797
1.50% due 09/30/24	163,918,000	162,554,151
1.63% due 09/30/26	163,897,000	161,944,321
1.63% due 10/31/26	65,000,000	64,190,039
2.00% due 04/30/24	19,330,000	19,595,032
1.50% due 10/31/24	18,233,000	18,081,296
2.25% due 08/15/27	5,050,000	5,194,201
U.S. Treasury Bonds
2.88% due 05/15/49	264,527,000	292,354,000
2.25% due 08/15/49	287,528,000	279,710,833
8.13% due 08/15/21	9,900,000	10,930,992
8.75% due 08/15/20	6,500,000	6,777,266

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 18.0% (continued)
8.00% due 11/15/21	5,600,000	$6,253,625
8.75% due 05/15/20	6,030,000	6,183,812
7.88% due 02/15/21	5,500,000	5,875,332
2.88% due 08/15/45	4,600,000	5,040,234
4.38% due 05/15/40	2,790,000	3,752,223
2.38% due 11/15/49	3,200,000	3,200,000
2.75% due 11/15/42	2,580,000	2,759,189
2.13% due 05/15/25	2,500,000	2,551,563
Total U.S. Government Securities
(Cost $2,552,634,820)		2,585,978,924

ASSET-BACKED SECURITIES†† - 15.8%
Collateralized Loan Obligations - 7.7%
THL Credit Wind River CLO Ltd.
2017-2A, 2.86% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[4,7]	43,880,000	43,824,461
2019-1A, 2.88% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[4,7]	34,202,083	34,183,460
Golub Capital Partners CLO Ltd.
2018-36A, 3.19% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,7]	76,300,000	74,655,750
NewStar Clarendon Fund CLO LLC
2019-1A, 3.24% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[4,7]	60,389,829	60,341,040
2019-1A, 4.99% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[4,7]	2,000,000	1,998,006
Palmer Square Loan Funding Ltd.
2019-3A, 2.75% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[4,7]	22,526,836	22,481,073
2018-4A, 2.81% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[4,7]	22,214,995	22,222,137
2018-4A, 3.36% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[4,7]	12,000,000	11,954,704
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[4,7]	50,550,000	50,469,226
MP CLO VIII Ltd.
2018-2A, 2.85% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[4,7]	48,350,000	48,256,723
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.30% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,7]	44,300,000	43,398,690
Denali Capital CLO XI Ltd.
2018-1A, 3.10% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[4,7]	42,800,000	42,746,898
Venture XII CLO Ltd.
2018-12A, 2.71% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[4,7]	37,300,978	37,238,391
Mountain View CLO Ltd.
2018-1A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[4,7]	36,185,678	36,138,880
NXT Capital CLO LLC
2017-1A, 3.67% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[4,7]	33,000,000	33,003,782
Telos CLO Ltd.
2017-6A, 3.75% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27[4,7]	32,000,000	31,929,741
Cerberus Loan Funding XVII Ltd.
2016-3A, 4.53% (3 Month USD LIBOR + 2.53%, Rate Floor: 0.00%) due 01/15/28[4,7]	31,500,000	30,611,943

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.8% (continued)
Collateralized Loan Obligations - 7.7% (continued)
Garrison BSL CLO Ltd.
2018-1A, 2.95% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[4,7]	27,300,000	$27,351,168
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[7]	20,500,000	20,844,759
2016-2A, 5.29% due 05/12/31[7]	5,000,000	4,992,805
Crown Point CLO III Ltd.
2017-3A, 2.91% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[4,7]	16,231,660	16,227,622
2017-3A, 3.45% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[4,7]	8,280,000	8,255,779
Marathon CLO V Ltd.
2017-5A, 2.77% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[4,7]	10,794,661	10,764,545
2017-5A, 3.35% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[4,7]	10,520,137	10,397,629
NewStar Fairfield Fund CLO Ltd.
2018-2A, 3.24% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[4,7]	21,400,000	20,940,309
ALM XII Ltd.
2018-12A, 2.89% (3 Month USD LIBOR + 0.89%, Rate Floor: 0.89%) due 04/16/27[4,7]	19,980,913	19,973,792
Monroe Capital CLO Ltd.
2017-1A, 3.65% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/22/26[4,7]	10,100,000	10,062,339
2017-1A, 3.30% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[4,7]	9,552,535	9,554,694
Diamond CLO Ltd.
2018-1A, 3.45% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[4,7]	18,000,000	17,948,120
Flagship VII Ltd.
2017-7A, 3.52% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 01/20/26[4,7]	17,583,718	17,585,570
BSPRT Issuer Ltd.
2018-FL3, 2.79% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[4,7]	17,500,000	17,502,849
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[7]	15,000,000	15,317,466
Mountain Hawk II CLO Ltd.
2018-2A, 3.57% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[4,7]	14,750,000	14,756,853
2018-2A, 2.79% (3 Month USD LIBOR + 0.82%, Rate Floor: 0.00%) due 07/20/24[4,7]	163,598	163,579
Avery Point V CLO Ltd.
2017-5A, 2.98% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[4,7]	13,786,453	13,776,179
Seneca Park CLO Ltd.
2017-1A, 3.50% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[4,7]	12,900,000	12,915,797
Newstar Commercial Loan Funding LLC
2017-1A, 4.41% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[4,7]	12,750,000	12,747,344
Marathon CLO VII Ltd.
2017-7A, 3.59% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[4,7]	12,600,000	12,608,337

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.8% (continued)
Collateralized Loan Obligations - 7.7% (continued)
Sudbury Mill CLO Ltd.
2017-1A, 3.65% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[4,7]	11,850,000	$11,800,239
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.46% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[4,7]	11,527,000	11,448,751
Shackleton CLO Ltd.
2017-8A, 3.27% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[4,7]	5,510,000	5,443,484
2017-8A, 2.89% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[4,7]	4,900,000	4,892,282
BDS
2018-FL2, 2.69% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[4,7]	9,946,419	9,943,678
Woodmont Trust
2017-3A, 3.95% (3 Month USD LIBOR + 1.95%, Rate Floor: 0.00%) due 10/18/29[4,7]	9,800,000	9,801,280
Treman Park CLO Ltd.
2015-1A, due 10/20/28[7,8]	13,600,000	9,800,494
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 2.85% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[4,7]	8,900,000	8,899,953
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[7,8]	10,000,000	8,644,724
KVK CLO Ltd.
2017-1A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[4,7]	8,600,000	8,581,418
ACIS CLO Ltd.
2015-6A, 4.39% (3 Month USD LIBOR + 2.48%, Rate Floor: 0.00%) due 05/01/27[4,7]	7,500,000	7,515,541
TCP Waterman CLO Ltd.
2016-1A, 3.94% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[4,7]	7,150,000	7,148,397
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.79% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[4,7]	6,700,000	6,636,079
TICP CLO I Ltd.
2018-1A, 2.77% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[4,7]	6,468,068	6,464,894
West CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[4,7]	6,221,200	6,215,388
California Street CLO XII Ltd.
2017-12A, 3.50% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[4,7]	5,750,000	5,757,606
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[8]	7,500,060	5,402,410
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[7,8]	6,000,000	5,050,837
TICP CLO III-2 Ltd.
2018-3R, 2.81% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[4,7]	5,000,000	4,992,575
Oaktree CLO Ltd.
2017-1A, 2.84% (3 Month USD LIBOR + 0.87%) due 10/20/27[4,7]	4,500,000	4,495,895

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.8% (continued)
Collateralized Loan Obligations - 7.7% (continued)
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[7,8]	8,920,000	$4,430,243
Voya CLO Ltd.
2013-1A, due 10/15/30[7,8]	10,575,071	4,421,744
Atlas Senior Loan Fund III Ltd.
2017-1A, 3.20% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27[4,7]	4,300,000	4,248,594
Golub Capital Partners CLO 39B Ltd.
2018-39A, 3.37% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 10/20/28[4,7]	3,100,000	3,063,359
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 3.65% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[4,7]	3,000,000	2,993,696
Ocean Trails CLO IV
2017-4A, 3.71% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 08/13/25[4,7]	2,500,000	2,488,224
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 3.75% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/18/30[4,7]	1,000,000	957,342
2017-9A, 4.35% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 01/18/30[4,7]	1,000,000	931,921
Golub Capital BDC CLO 2014 LLC
2018-1A, 2.89% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/25/26[4,7]	1,808,279	1,800,525
Catamaran CLO Ltd.
2016-2A, 4.05% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 10/18/26[4,7]	1,750,000	1,746,402
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[7,8]	3,700,000	1,111,913
Dryden XXV Senior Loan Fund
2017-25A, 3.34% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[4,7]	766,703	757,480
VMC Finance LLC
2018-FL1, 2.56% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 03/15/35[4,7]	654,061	652,594
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[7,8]	1,200,000	496,320
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[7,8]	461,538	243,784
Copper River CLO Ltd.
2007-1A, due 01/20/21[8,9]	1,500,000	201,000
Babson CLO Ltd.
2014-IA, due 07/20/25[7,8]	1,300,000	186,584
Total Collateralized Loan Obligations		1,099,810,090
Financial - 3.3%
Station Place Securitization Trust
2019-8, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[4,7]	141,950,000	141,949,901
2019-6, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,4,7	74,050,000	74,050,000
2019-5, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,4,7	40,300,000	40,300,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.8% (continued)
Financial - 3.3% (continued)
2019-9, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,4,7	28,450,000	$28,450,000
2019-2, 2.33% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[4,7]	20,250,000	20,253,880
2019-WL1, 2.44% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52[4,7]	15,250,000	15,252,287
Barclays Bank plc
GMTN, 2.48% (1 Month USD LIBOR + 0.68%) due 07/31/20[4,7]	108,050,000	108,254,574
Madison Avenue Secured Funding Trust
2019-1, 3.22% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[4,7]	21,350,000	21,351,495
Nassau LLC
2019-1, 3.98% due 08/15/34[7]	20,594,770	20,443,666
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[7]	3,760,041	3,736,390
Total Financial		474,042,193
Transport-Aircraft - 2.0%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[7]	48,072,137	48,994,512
2018-2A, 5.43% due 11/18/38[7]	9,019,163	9,112,338
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[7]	30,536,146	31,040,954
2017-1, 3.97% due 07/15/42	15,121,830	15,325,339
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[7]	39,974,899	40,656,307
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[7]	35,679,056	36,064,985
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[7]	27,069,390	27,553,978
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	24,326,662	24,370,012
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[7]	15,605,908	15,594,104
2015-1A, 5.07% due 02/15/40[7]	1,353,676	1,351,693
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,7]	14,019,105	13,792,907
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[7]	10,223,567	10,260,167
AASET Trust
2017-1A, 3.97% due 05/16/42[7]	8,136,846	8,203,509
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	2,688,043	2,623,143
Stripes Aircraft Ltd.
2013-1 A1, 5.27% due 03/20/23†††	977,254	967,796
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6,7]	813,740	836,998
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[9]	709,903	711,708
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[7]	664,663	664,641
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,4,9,10	409,604	6,400
Total Transport-Aircraft		288,131,491
Net Lease - 0.8%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[7]	51,409,492	51,801,099
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[7]	29,382,084	30,574,338
2016-1A, 4.32% due 10/20/46[7]	10,846,305	11,373,637
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[7]	11,392,627	11,372,945

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.8% (continued)
Net Lease - 0.8% (continued)
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[7]	7,763,523	$7,895,569
2015-1A, 3.75% due 04/20/45[7]	1,465,000	1,467,107
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[7]	4,374,375	4,602,885
Total Net Lease		119,087,580
Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[7]	39,775,016	39,659,064
CLI Funding LLC
2018-1A, 4.03% due 04/18/43[7]	24,404,739	24,582,200
CAL Funding III Ltd.
2018-1A, 3.96% due 02/25/43[7]	18,824,167	18,883,199
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[7]	13,649,167	13,634,200
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[7]	13,172,740	13,222,131
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[7]	5,283,333	5,281,784
Total Transport-Container		115,262,578
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[7]	55,600,000	55,819,653
2016-3A, 3.85% due 10/28/33[7]	7,500,000	7,533,347
Putnam Structured Product Funding Ltd.
2003-1A, 2.74% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[4,7]	8,198,538	8,117,685
N-Star REL CDO VIII Ltd.
2006-8A, 2.49% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[4,7]	769,714	762,740
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[4,9]	675,446	669,686
Total Collateralized Debt Obligations		72,903,111
Infrastructure - 0.2%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[7]	22,380,262	22,657,780
Vantage Data Centers Issuer LLC
2018-1A, 4.07% due 02/16/43[7]	10,258,417	10,578,510
Total Infrastructure		33,236,290
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	21,400,000	22,096,524
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[7]	350,595	353,990
Total Diversified Payment Rights		22,450,514
Whole Business - 0.2%
Domino's Pizza Master Issuer LLC
2017-1A, 3.19% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[4,7]	16,856,000	16,868,305
Planet Fitness Master Issuer LLC
2018-1A, 4.26% due 09/05/48[7]	2,962,500	3,011,737
Drug Royalty III LP 1
2017-1A, 3.60% due 04/15/27[7]	1,246,343	1,247,610

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.8% (continued)
Whole Business - 0.2% (continued)
Drug Royalty III LP
2016-1A, 3.98% due 04/15/27[7]	632,652	$633,642
Total Whole Business		21,761,294
Automotive - 0.1%
Hertz Vehicle Financing II, LP
2017-1A, 2.96% due 10/25/21[7]	8,355,000	8,397,736
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[7]	3,343,750	3,359,777
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[7]	1,818,584	1,818,868
Total Asset-Backed Securities
(Cost $2,262,025,852)		2,260,261,522

FOREIGN GOVERNMENT DEBT†† - 15.2%
Government of Japan
0.10% due 08/01/21	JPY	26,008,000,000	240,223,532
due 01/20/20[11]	JPY	16,380,000,000	150,755,126
due 01/10/20[11]	JPY	14,083,400,000	129,612,434
0.10% due 07/01/21	JPY	10,000,000,000	92,347,761
0.10% due 05/01/21	JPY	8,670,000,000	80,029,603
0.10% due 06/01/20	JPY	6,393,900,000	58,896,774
0.10% due 09/01/20	JPY	5,928,000,000	54,637,916
0.10% due 12/20/21	JPY	4,530,600,000	41,886,192
0.10% due 06/01/21	JPY	3,468,000,000	32,020,459
0.10% due 06/20/20	JPY	2,412,000,000	22,221,006
0.10% due 04/15/20	JPY	2,082,050,000	19,173,806
2.20% due 06/22/20	JPY	96,500,000	897,772
State of Israel
1.00% due 04/30/21	ILS	530,470,000	155,495,593
5.00% due 01/31/20	ILS	278,300,000	80,879,551
5.50% due 01/31/22	ILS	227,470,000	73,122,620
0.50% due 01/31/21	ILS	103,010,000	29,976,737
Kingdom of Spain
0.75% due 07/30/21	EUR	214,670,000	245,332,670
due 01/17/20[11]	EUR	57,100,000	64,078,052
Federative Republic of Brazil
due 07/01/21[11]	BRL	653,060,000	151,478,397
due 04/01/20[11]	BRL	382,700,000	94,334,036
due 07/01/20[11]	BRL	242,295,000	59,115,755
Republic of Portugal
due 01/17/20[11]	EUR	149,112,000	167,329,419
United Mexican States
due 01/02/20[11]	MXN	2,433,773,000	128,672,791
Republic of France
due 01/08/20[11]	EUR	9,150,000	10,266,258
Ontario Treasury Bill
due 01/02/20[11]	CAD	623,000	479,893
Total Foreign Government Debt
(Cost $2,175,647,128)			2,183,264,153

CORPORATE BONDS†† - 7.3%
Financial - 2.9%
Synchrony Bank
2.59% (3 Month USD LIBOR + 0.63%) due 03/30/20[4]	44,250,000	44,282,796
AXIS Specialty Finance LLC
5.88% due 06/01/20	32,000,000	32,503,853
Capital One Financial Corp.
2.50% due 05/12/20	30,800,000	30,840,581
2.66% (3 Month USD LIBOR + 0.76%) due 05/12/20[4]	400,000	400,750
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[7]	29,500,000	29,644,556
Lloyds Bank Corporate Markets plc NY
2.26% (3 Month USD LIBOR + 0.37%) due 08/05/20[4]	29,100,000	29,128,904
Standard Chartered Bank
2.30% (3 Month USD LIBOR + 0.40%) due 08/04/20[4]	28,810,000	28,843,843
Credit Suisse AG NY
2.33% (3 Month USD LIBOR + 0.40%) due 07/31/20[4]	28,730,000	28,771,051
UBS AG
2.47% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[4,7]	22,000,000	22,036,407
2.39% (3 Month USD LIBOR + 0.48%) due 12/01/20[4,7]	6,000,000	6,015,300
American Express Co.
2.20% due 10/30/20	26,950,000	27,005,394
Discover Bank
3.10% due 06/04/20	23,200,000	23,286,357
American Tower Corp.
3.30% due 02/15/21	14,278,000	14,472,152
2.80% due 06/01/20	6,920,000	6,939,928
Morgan Stanley
5.50% due 07/24/20	12,300,000	12,548,217
American Equity Investment Life Holding Co.
5.00% due 06/15/27	10,986,000	11,729,224
RBC USA Holdco Corp.
5.25% due 09/15/20	11,158,000	11,412,766
Swedbank AB
2.65% due 03/10/21[7]	8,100,000	8,147,905

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 7.3% (continued)
Financial - 2.9% (continued)
Assurant, Inc.
3.20% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	4,608,000	$4,608,534
6.75% due 02/15/34	1,450,000	1,737,543
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	5,870,000	6,083,209
Atlas Mara Ltd.
8.00% due 12/31/20[9]	6,600,000	5,841,000
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	3,950,000	3,954,892
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[7]	1,916,735	2,125,570
2.08% (1 Month USD LIBOR + 0.34%) due 02/15/52[4,7]	1,718,892	1,096,650
MUFG Bank Ltd.
2.30% due 03/05/20[7]	2,825,000	2,826,621
Nomura Holdings, Inc.
6.70% due 03/04/20	2,263,000	2,280,517
Standard Chartered plc
3.09% (3 Month USD LIBOR + 1.20%) due 09/10/22[4,7]	1,900,000	1,914,307
Mizuho Financial Group, Inc.
2.56% due 09/13/25[12]	1,870,000	1,870,540
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,688,067
Brookfield Finance, Inc.
4.85% due 03/29/29	1,410,000	1,614,610
Hartford Financial Services Group, Inc.
6.10% due 10/01/41	1,160,000	1,591,025
EPR Properties
3.75% due 08/15/29	1,510,000	1,530,830
KKR Group Finance Company VI LLC
3.75% due 07/01/29[7]	1,410,000	1,502,974
Barclays plc
4.97% due 05/16/29[12]	1,320,000	1,488,446
Lexington Realty Trust
4.25% due 06/15/23	1,300,000	1,339,070
Univest Financial Corp.
5.10% due 03/30/25[12]	1,000,000	1,002,149
Janus Capital Group, Inc.
4.88% due 08/01/25	780,000	849,709
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[7]	780,736	846,001
Pacific Beacon LLC
5.51% due 07/15/36[7]	500,000	587,755
Essex Portfolio, LP
5.20% due 03/15/21	400,000	411,829
Total Financial		416,801,832
Consumer, Non-cyclical - 2.0%
Mondelez International, Inc.
3.00% due 05/07/20	32,300,000	32,392,693
Anthem, Inc.
2.50% due 11/21/20	23,600,000	23,705,005
4.35% due 08/15/20	7,900,000	8,012,939
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	30,310,000	30,329,699
Allergan Funding SCS
3.00% due 03/12/20	29,600,000	29,621,673
Molson Coors Beverage Co.
2.25% due 03/15/20	28,977,000	28,964,637
Constellation Brands, Inc.
2.25% due 11/06/20	28,230,000	28,287,153
Quest Diagnostics, Inc.
2.50% due 03/30/20	20,950,000	20,955,015
4.70% due 04/01/21	5,000,000	5,166,152
Cigna Corp.
3.20% due 09/17/20	13,230,000	13,332,940
2.25% (3 Month USD LIBOR + 0.35%) due 03/17/20[4]	9,175,000	9,178,523
General Mills, Inc.
2.54% (3 Month USD LIBOR + 0.54%) due 04/16/21[4]	12,963,000	13,004,849
AstraZeneca plc
2.38% due 11/16/20	9,443,000	9,472,858
Coca-Cola European Partners plc
3.50% due 09/15/20	9,200,000	9,283,477
ERAC USA Finance LLC
5.25% due 10/01/20[7]	4,260,000	4,361,777
Reynolds American, Inc.
6.88% due 05/01/20	2,890,000	2,936,186
BAT Capital Corp.
3.22% due 09/06/26	1,800,000	1,813,802
McKesson Corp.
4.88% due 03/15/44	1,650,000	1,800,175
Humana, Inc.
2.50% due 12/15/20	1,785,000	1,792,550
Biogen, Inc.
2.90% due 09/15/20	1,650,000	1,662,128
Aetna, Inc.
6.63% due 06/15/36	1,190,000	1,607,385
Conagra Brands, Inc.
2.51% (3 Month USD LIBOR + 0.50%) due 10/09/20[4]	1,350,000	1,352,014
Global Payments, Inc.
3.80% due 04/01/21	700,000	713,771

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 7.3% (continued)
Consumer, Non-cyclical - 2.0% (continued)
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	459,000	$460,130
Total Consumer, Non-cyclical		280,207,531
Industrial - 0.6%
Northrop Grumman Corp.
2.08% due 10/15/20	17,400,000	17,419,249
3.50% due 03/15/21	6,250,000	6,370,485
Rolls-Royce plc
2.38% due 10/14/20[7]	20,350,000	20,427,778
Aviation Capital Group LLC
7.13% due 10/15/20[7]	7,940,000	8,239,740
2.88% due 01/20/22[7]	3,246,000	3,269,385
United Technologies Corp.
1.90% due 05/04/20	10,373,000	10,367,951
Ryder System, Inc.
2.50% due 05/11/20	8,627,000	8,636,671
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	4,247,000	4,252,562
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[9]	2,057,229	2,023,573
CRH America, Inc.
3.88% due 05/18/25[7]	1,410,000	1,506,677
Oshkosh Corp.
4.60% due 05/15/28	1,380,000	1,472,358
Tyco Electronics Group S.A.
4.88% due 01/15/21	1,000,000	1,030,042
Vulcan Materials Co.
2.49% (3 Month USD LIBOR + 0.60%) due 06/15/20[4]	895,000	895,915
Total Industrial		85,912,386
Utilities - 0.5%
NextEra Energy Capital Holdings, Inc.
2.41% (3 Month USD LIBOR + 0.45%) due 09/28/20[4]	30,310,000	30,352,434
Ameren Corp.
2.70% due 11/15/20	17,540,000	17,633,932
Southern Power Co.
2.38% due 06/01/20	13,295,000	13,309,106
5.25% due 07/15/43	1,350,000	1,547,123
Eversource Energy
2.50% due 03/15/21	6,194,000	6,230,334
PSEG Power LLC
5.13% due 04/15/20	3,311,000	3,340,482
American Electric Power Co., Inc.
2.15% due 11/13/20	2,000,000	2,003,914
Virginia Electric & Power Co.
8.88% due 11/15/38	1,100,000	1,857,769
Pennsylvania Electric Co.
5.20% due 04/01/20	1,000,000	1,007,165
Total Utilities		77,282,259
Energy - 0.5%
Occidental Petroleum Corp.
2.60% due 08/13/21	24,500,000	24,681,295
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	18,152,000	18,658,313
Florida Gas Transmission Company LLC
5.45% due 07/15/20[7]	10,500,000	10,676,524
Marathon Petroleum Corp.
3.40% due 12/15/20	4,800,000	4,854,643
5.13% due 03/01/21	2,200,000	2,277,870
TransCanada PipeLines Ltd.
6.10% due 06/01/40	1,200,000	1,588,768
Hess Corp.
5.60% due 02/15/41	1,340,000	1,569,305
Halliburton Co.
5.00% due 11/15/45	1,320,000	1,508,932
Total Energy		65,815,650
Technology - 0.5%
Analog Devices, Inc.
2.95% due 01/12/21	26,950,000	27,175,410
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	26,890,000	26,891,202
Fiserv, Inc.
2.70% due 06/01/20	7,430,000	7,448,412
QUALCOMM, Inc.
2.25% due 05/20/20	2,600,000	2,602,858
Total Technology		64,117,882
Consumer, Cyclical - 0.2%
Marriott International, Inc.
2.51% (3 Month USD LIBOR + 0.60%) due 12/01/20[4]	30,350,000	30,447,005
HP Communities LLC
5.86% due 09/15/53[7]	1,420,000	1,747,625
Total Consumer, Cyclical		32,194,630
Basic Materials - 0.1%
Georgia-Pacific LLC
5.40% due 11/01/20[7]	12,532,000	12,879,868

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 7.3% (continued)
Basic Materials - 0.1% (continued)
Southern Copper Corp.
7.50% due 07/27/35	1,150,000	$1,585,156
Total Basic Materials		14,465,024
Communications - 0.0%
Telefonica Emisiones S.A.
5.13% due 04/27/20	2,710,000	2,735,657
Thomson Reuters Corp.
5.65% due 11/23/43	1,290,000	1,526,978
AT&T, Inc.
6.35% due 03/15/40	1,170,000	1,519,687
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	401,556
Total Communications		6,183,878
Total Corporate Bonds
(Cost $1,038,499,028)		1,042,981,072

FEDERAL AGENCY BONDS†† - 4.6%
Residual Funding Corporation Principal Strips
due 04/15/30[11,13]	105,135,000	82,093,626
due 01/15/30[11,13]	103,729,000	81,484,227
Freddie Mac Principal Strips
due 07/15/32[11,13]	123,250,000	90,494,216
due 03/15/31[11,13]	81,957,000	62,577,003
Fannie Mae Principal Strips
due 05/15/30[11,13]	79,586,000	62,274,233
due 07/15/37[11,13]	86,350,000	54,070,851
due 11/15/30[11,13]	37,570,000	28,896,419
due 08/06/38[11,13]	2,250,000	1,362,146
Tennessee Valley Authority
4.25% due 09/15/65	32,550,000	42,370,535
5.38% due 04/01/56	8,360,000	12,699,571
due 09/15/53[5,11]	1,612,000	587,517
due 09/15/55[5,11]	1,612,000	553,360
due 09/15/56[5,11]	1,612,000	537,034
due 03/15/57[5,11]	1,612,000	527,117
due 09/15/57[5,11]	1,612,000	519,257
due 09/15/58[5,11]	1,612,000	503,887
due 03/15/59[5,11]	1,612,000	496,374
due 09/15/59[5,11]	1,612,000	488,973
due 09/15/60[5,11]	1,612,000	474,499
due 09/15/54[5,11]	1,020,000	360,786
due 03/15/61[5,11]	1,020,000	295,765
due 09/15/61[5,11]	1,020,000	290,933
due 09/15/62[5,11]	1,020,000	280,363
due 03/15/63[5,11]	1,020,000	275,198
due 09/15/63[5,11]	1,020,000	270,089
due 09/15/64[5,11]	1,020,000	261,593
due 03/15/65[5,11]	1,020,000	257,641
due 09/15/65[5,11]	1,020,000	253,750
Freddie Mac
due 01/02/34[11]	18,000,000	12,538,184
due 03/15/30[11]	12,050,000	9,380,604
due 07/15/30[11]	8,600,000	6,640,321
due 01/15/31[11]	7,750,000	5,904,582
due 09/15/30[11]	2,906,000	2,234,651
due 03/15/31[11]	2,500,000	1,896,897
due 07/15/31[11]	1,800,000	1,354,593
due 01/15/30[11]	1,050,000	823,192
Tennessee Valley Authority Principal
due 01/15/48[11,13]	34,650,000	14,964,431
due 01/15/38[11,13]	15,800,000	9,288,268
Private Export Funding Corp.
1.75% due 11/15/24	19,500,000	19,363,553
Fannie Mae
due 01/15/32[11]	9,413,000	7,005,344
due 07/15/32[11,13]	3,963,000	2,913,371
due 01/15/35[11]	2,250,000	1,522,408
due 02/06/33[11]	1,456,000	1,053,072
due 01/15/33[11,13]	1,450,000	1,050,247
Freddie Mac
Overseas Private Investment Corp.
3.17% due 10/05/34	11,567,288	12,236,312
Federal Farm Credit Bank
3.58% due 04/11/47	4,900,000	5,519,043
2.53% due 09/04/29	3,600,000	3,555,266
Federal Farm Credit Banks Funding Corp.
3.08% due 08/12/39	7,550,000	7,558,247
Federal Home Loan Bank
2.69% due 09/26/34	1,350,000	1,354,492
Total Federal Agency Bonds
(Cost $601,608,968)		653,714,041

MUNICIPAL BONDS†† - 0.9%
California - 0.5%
California Institute of Technology
3.65% due 09/01/19	22,300,000	21,629,645
Poway Unified School District General Obligation Unlimited
due 08/01/40[11]	10,000,000	5,712,400
due 08/01/38[11]	8,460,000	5,177,774
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[11]	8,565,000	3,454,607
due 08/01/39[11]	4,000,000	2,120,840
due 08/01/38[11]	2,000,000	1,279,160
due 08/01/40[11]	2,500,000	1,265,350
due 08/01/41[11]	2,000,000	965,120
due 08/01/43[11]	1,900,000	836,304
San Diego Unified School District General Obligation Unlimited
due 07/01/39[11]	7,150,000	4,302,799
due 07/01/46[11]	2,200,000	1,039,786
due 07/01/43[11]	1,350,000	708,885
Cypress School District General Obligation Unlimited
due 08/01/48[11]	14,450,000	5,102,873
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[11]	5,295,000	3,508,467

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.9% (continued)
California - 0.5% (continued)
Placentia-Yorba Linda Unified School District General Obligation Unlimited
due 08/01/41[11]	5,325,000	$2,894,617
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[11]	4,750,000	2,188,088
Upland Unified School District General Obligation Unlimited
due 08/01/50[11]	5,040,000	1,973,765
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/41[11]	4,125,000	1,766,738
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[11]	3,600,000	1,597,212
Antelope Valley Community College District General Obligation Unlimited
due 08/01/36[11]	2,800,000	1,519,896
Wiseburn School District General Obligation Unlimited
due 08/01/34[11]	900,000	629,820
Santa Ana Unified School District Public Facilities Corp. General Obligation Unlimited
due 08/01/35[11]	700,000	468,839
Total California		70,142,985
Georgia - 0.2%
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	20,500,000	22,138,616
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	6,234,087
6.63% due 02/01/35	1,820,000	2,235,451
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,754,600
Total Illinois		14,224,138
Texas - 0.1%
Wylie Independent School District General Obligation Unlimited
due 08/15/46[11]	10,000,000	3,639,800
due 08/15/43[11]	4,000,000	1,663,360
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[11]	2,850,000	1,065,444
due 11/15/41[11]	1,500,000	691,290
Total Texas		7,059,894
North Carolina - 0.0%
Charlotte Housing Authority Revenue Bonds
3.02% due 01/01/38	4,125,000	4,117,064
Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[11]	3,850,000	2,527,910
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[11]	4,100,000	2,081,980
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[11]	995,000	521,141
due 01/01/37[11]	570,000	347,444
Total Pennsylvania		868,585
Minnesota - 0.0%
Dakota & Washington Counties Housing & Redevelopment Authority/City of Bloomington Minnesota Revenue Bonds
8.38% due 09/01/21	5,000	5,495
Total Municipal Bonds
(Cost $110,847,352)		123,166,667

SENIOR FLOATING RATE INTERESTS††,4 - 0.1%
Basic Materials - 0.1%
Road Infrastructure Investment
5.30% (1 Month USD LIBOR + 3.50% and Commercial Prime Lending Rate + 2.50%, Rate Floor: 4.50%) due 06/13/23	4,316,865	3,984,466
Consumer, Cyclical - 0.0%
Leslie's Poolmart, Inc.
5.34% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	4,084,061	3,813,492

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 0.1% (continued)
Industrial - 0.0%
Hayward Industries, Inc.
5.30% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	2,191,484	$2,171,761
Hillman Group, Inc.
5.80% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	985,000	967,270
API Heat Transfer
7.94% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/01/24†††	39,464	32,952
7.94% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 10/02/23†††	7,041	6,337
Total Industrial		3,178,320
Consumer, Non-cyclical - 0.0%
Packaging Coordinators Midco, Inc.
5.95% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	2,288,358	2,275,017
Technology - 0.0%
Aspect Software, Inc.
7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	9,807	9,059
Total Senior Floating Rate Interests
(Cost $13,888,002)		13,260,354

REPURCHASE AGREEMENTS††,14 - 2.9%
Societe Generale
issued 07/09/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	70,498,667	70,498,667
issued 09/10/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	54,703,000	54,703,000
issued 12/06/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	16,880,000	16,880,000
issued 07/26/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	12,150,000	12,150,000
issued 11/25/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	9,912,000	9,912,000
issued 11/01/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	9,431,000	9,431,000
issued 10/23/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	8,827,000	8,827,000
issued 12/10/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	6,382,000	6,382,000
issued 12/06/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	5,618,000	5,618,000
issued 08/15/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	5,247,604	5,247,604
issued 07/22/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	4,570,497	4,570,497
issued 12/04/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	4,376,947	4,376,947

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
REPURCHASE AGREEMENTS††,14 - 2.9% (continued)
issued 12/16/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	3,220,000	$3,220,000
issued 10/11/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	2,905,000	2,905,000
issued 07/15/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	2,503,606	2,503,606
issued 10/25/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	1,440,000	1,440,000
issued 10/11/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[4]	305,000	305,000
BNP Paribas
issued 11/01/19 at 2.07% due 02/03/20	109,010,143	109,010,143
issued 12/13/19 at 2.10% due 03/16/20	56,640,487	56,640,487
issued 12/30/19 at 2.07% due 02/03/20	13,032,116	13,032,116
Barclays Capital, Inc.
issued 12/27/19 at 2.03% (1 Month USD LIBOR + 0.25%) due 02/03/20[4]	17,797,500	17,797,500
Total Repurchase Agreements
(Cost $415,450,567)		415,450,567

COMMERCIAL PAPER†† - 0.0%
Public Service Enterprise Group
2.04% due 01/27/20[7,15]	1,875,000	1,872,161
Nasdaq, Inc.
2.05% due 01/03/20[7,15]	1,600,000	1,599,818
DowDuPont, Inc.
1.97% due 01/21/20[7,15]	1,000,000	998,906
Total Commercial Paper
(Cost $4,470,968)		4,470,885

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
BofA Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	5,927,600,000	$10,373,300
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	3,921,300,000	6,862,275
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	3,122,900,000	3,466,419
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	816,100,000	1,428,175
BofA Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	432,100,000	479,631
Total OTC Options Purchased
(Cost $29,493,876)		22,609,800
Total Investments - 99.9%
(Cost $14,109,944,690)		$14,313,280,132
Other Assets & Liabilities, net - 0.1%		10,295,583
Total Net Assets - 100.0%		$14,323,575,715

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$1,801,020,000	$(45,502,248)	$(16,876,490)	$(28,625,758)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$106,080,000	$(2,840,680)	$(18,718)	$(2,821,962)
Goldman Sachs International	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	241,590,000	(6,469,453)	(323,342)	(6,146,111)
						$(9,310,133)	$(342,060)	$(8,968,073)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$49,180,000	$133,616	$345	$133,271
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	153,969,000	60,581	41,822	18,759
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	24,186,000	16,754	10,213	6,541
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	14,106,000	10,753	6,860	3,893
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	15,573,000	10,633	6,459	4,174
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	15,573,000	(10,633)	24	(10,657)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.92%	Quarterly	01/31/20	14,106,000	(10,753)	23	(10,776)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	24,186,000	(16,754)	25	(16,779)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	153,969,000	(60,581)	25	(60,606)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	175,200,000	(275,484)	709	(276,193)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.34%	Annually	11/27/21	164,500,000	(331,050)	676	(331,726)
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	1.57%	Quarterly	08/14/21	504,500,000	(1,133,616)	1,261	(1,134,877)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.23%	Annually	08/22/21	456,100,000	(1,813,476)	1,179	(1,814,655)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.10%	Annually	08/28/24	554,980,000	(9,830,177)	2,605	(9,832,782)
								$(13,250,187)	$72,226	$(13,322,413)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.51)% (1 Month USD LIBOR + 0.80%)	At Maturity	01/09/20	334,190	$37,552,930	$103,599
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.52)% (1 Month USD LIBOR + 0.80%)	At Maturity	01/13/20	293,600	32,991,832	61,656
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.76)% (1 Month USD LIBOR + 1.00%)	At Maturity	01/23/20	241,600	27,148,592	—
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(2.79)% (1 Month USD LIBOR + 1.00%)	At Maturity	01/23/20	401,550	45,122,174	—
						$142,815,528	$165,255

Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.34% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$50,928,548	$(253,341)

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	17,346,669,000	JPY	08/02/21	$171,181,418	$164,886,785	$6,294,633
Bank of America, N.A.	16,380,000,000	JPY	01/21/20	153,969,075	150,900,488	3,068,587
JPMorgan Chase Bank, N.A.	10,005,000,000	JPY	07/01/21	97,867,554	94,941,207	2,926,347
Morgan Stanley Capital Services LLC	8,674,335,000	JPY	08/02/21	85,134,311	82,452,902	2,681,409
Citibank N.A., New York	8,674,335,000	JPY	05/06/21	84,594,646	82,070,989	2,523,657
Goldman Sachs International	133,295,000	BRL	07/01/20	34,613,087	33,018,330	1,594,757
Goldman Sachs International	4,532,865,300	JPY	12/20/21	44,786,734	43,404,130	1,382,604
Goldman Sachs International	11,266,700,000	JPY	01/10/20	105,086,090	103,728,541	1,357,549
Goldman Sachs International	42,650,000	EUR	01/17/20	49,248,752	47,895,132	1,353,620
Barclays Bank plc	3,469,734,000	JPY	06/01/21	33,963,724	32,873,530	1,090,194
Citibank N.A., New York	109,000,000	BRL	07/01/20	28,075,418	27,000,248	1,075,170
JPMorgan Chase Bank, N.A.	5,930,964,000	JPY	09/01/20	56,376,377	55,348,118	1,028,259
Citibank N.A., New York	5,517,757,500	JPY	06/01/20	52,200,082	51,217,767	982,315
Barclays Bank plc	104,090,000	EUR	01/17/20	117,714,559	116,891,074	823,485
Bank of America, N.A.	24,366,000	EUR	06/15/20	28,020,291	27,621,482	398,809
Bank of America, N.A.	2,413,206,000	JPY	06/22/20	22,824,231	22,426,722	397,509
Bank of America, N.A.	2,083,091,025	JPY	04/15/20	19,648,281	19,284,801	363,480
Goldman Sachs International	20,907,600	EUR	06/15/20	24,055,867	23,701,014	354,853
Citibank N.A., New York	2,816,700,000	JPY	01/10/20	26,262,202	25,932,365	329,837
JPMorgan Chase Bank, N.A.	879,339,450	JPY	06/01/20	8,310,944	8,162,338	148,606
Goldman Sachs International	7,904,000	EUR	04/30/20	9,064,307	8,934,414	129,893
Goldman Sachs International	108,769,700	EUR	07/30/21	126,349,602	126,298,696	50,906
Goldman Sachs International	99,838,432	JPY	06/22/20	945,114	927,831	17,283
Bank of America, N.A.	8,669,000	JPY	02/01/21	84,687	81,613	3,074
Bank of America, N.A.	8,669,000	JPY	08/03/20	83,799	80,762	3,037
Bank of America, N.A.	8,669,000	JPY	02/03/20	82,928	79,923	3,005
JPMorgan Chase Bank, N.A.	5,000,000	JPY	07/01/20	47,966	46,490	1,476
JPMorgan Chase Bank, N.A.	5,000,000	JPY	01/06/20	47,493	46,023	1,470
JPMorgan Chase Bank, N.A.	5,000,000	JPY	01/04/21	48,459	47,002	1,457
Morgan Stanley Capital Services LLC	4,335,000	JPY	02/01/21	42,095	40,811	1,284
Morgan Stanley Capital Services LLC	4,335,000	JPY	08/03/20	41,662	40,385	1,277
Morgan Stanley Capital Services LLC	4,335,000	JPY	02/03/20	41,219	39,966	1,253
Citibank N.A., New York	4,335,000	JPY	11/02/20	41,820	40,602	1,218
Citibank N.A., New York	4,335,000	JPY	05/01/20	41,379	40,169	1,210
Goldman Sachs International	2,265,300	JPY	06/21/21	22,155	21,485	670
Goldman Sachs International	2,265,300	JPY	12/21/20	21,919	21,278	641
Barclays Bank plc	1,734,000	JPY	06/01/20	16,618	16,096	522
Barclays Bank plc	1,734,000	JPY	12/01/20	16,788	16,268	520
JPMorgan Chase Bank, N.A.	2,964,000	JPY	03/02/20	27,855	27,370	485
Goldman Sachs International	809,700	EUR	07/30/20	920,386	920,486	(100)
Bank of America, N.A.	328,899	ILS	04/30/20	94,116	96,095	(1,979)
Citibank N.A., New York	745,838	ILS	04/30/20	214,315	217,913	(3,598)
Deutsche Bank AG	152,887,630	KRW	05/07/21	129,951	134,161	(4,210)
Deutsche Bank AG	158,041,145	KRW	02/04/21	133,990	138,306	(4,316)
Deutsche Bank AG	158,041,145	KRW	11/04/20	133,594	137,937	(4,343)
Deutsche Bank AG	158,041,146	KRW	08/05/20	133,188	137,582	(4,394)
Deutsche Bank AG	154,605,468	KRW	05/11/20	129,844	134,251	(4,407)
Deutsche Bank AG	158,041,146	KRW	02/05/20	132,307	136,905	(4,598)
JPMorgan Chase Bank, N.A.	800,325	EUR	07/30/20	904,383	909,828	(5,445)
Bank of America, N.A.	3,959,820	ILS	01/31/20	1,136,083	1,150,093	(14,010)
Goldman Sachs International	4,244,498	ILS	04/30/20	1,221,972	1,240,126	(18,154)
Bank of America, N.A.	3,949,000	ILS	02/01/21	1,153,835	1,173,823	(19,988)
Citibank N.A., New York	1,400,000	CAD	01/09/20	1,054,609	1,078,551	(23,942)
Citibank N.A., New York	4,183,000	CAD	01/02/20	3,169,216	3,222,427	(53,211)
Citibank N.A., New York	3,560,000	CAD	01/06/20	2,674,145	2,742,546	(68,401)
JPMorgan Chase Bank, N.A.	7,200,000	CAD	01/03/20	5,442,951	5,546,611	(103,660)
Bank of America, N.A.	8,700,000	CAD	01/16/20	6,541,948	6,702,734	(160,786)
Citibank N.A., New York	9,070,000	CAD	01/16/20	6,826,880	6,987,793	(160,913)
BNP Paribas	9,150,000	EUR	01/08/20	10,107,404	10,269,251	(161,847)
Barclays Bank plc	351,900,000	MXN	04/08/20	18,176,090	18,351,460	(175,370)
Morgan Stanley Capital Services LLC	10,650,000	EUR	01/17/20	11,770,180	11,959,746	(189,566)
JPMorgan Chase Bank, N.A.	67,200,000	BRL	07/01/21	15,963,892	16,164,645	(200,753)
JPMorgan Chase Bank, N.A.	16,750,000	CAD	01/08/20	12,667,887	12,904,003	(236,116)
Bank of America, N.A.	33,128,000	ILS	04/30/21	9,634,434	9,888,571	(254,137)
Citibank N.A., New York	563,910,000	MXN	02/27/20	29,269,559	29,584,684	(315,125)
Citibank N.A., New York	295,450,000	MXN	04/08/20	15,040,216	15,407,613	(367,397)
Bank of America, N.A.	75,749,000	ILS	01/31/22	22,457,456	22,905,515	(448,059)
Citibank N.A., New York	75,123,800	ILS	04/30/21	21,943,566	22,424,143	(480,577)
Goldman Sachs International	252,516,000	MXN	02/27/20	12,747,673	13,247,869	(500,196)
Citibank N.A., New York	404,290,000	MXN	04/02/20	20,565,658	21,101,997	(536,339)
Bank of America, N.A.	48,822,000	EUR	01/17/20	54,241,584	54,826,170	(584,586)
Goldman Sachs International	112,111,771	ILS	02/01/21	32,654,347	33,324,744	(670,397)
Citibank N.A., New York	762,900,000	MXN	04/23/20	39,011,016	39,698,079	(687,063)
Citibank N.A., New York	362,073,000	MXN	01/02/20	18,431,265	19,150,411	(719,146)
Barclays Bank plc	97,125,000	ILS	01/31/20	27,479,134	28,209,065	(729,931)
JPMorgan Chase Bank, N.A.	107,510,325	EUR	07/30/21	124,085,192	124,836,364	(751,172)
Goldman Sachs International	149,210,000	BRL	07/01/21	34,956,073	35,891,765	(935,692)
Goldman Sachs International	517,230,000	MXN	01/16/20	26,278,540	27,301,220	(1,022,680)
Goldman Sachs International	164,231,850	ILS	01/31/22	48,573,457	49,661,580	(1,088,123)
Citibank N.A., New York	436,650,000	BRL	07/01/21	103,795,927	105,034,109	(1,238,182)
Morgan Stanley Capital Services LLC	382,700,000	BRL	04/01/20	93,832,677	95,072,992	(1,240,315)
Morgan Stanley Capital Services LLC	1,370,600,000	MXN	02/06/20	70,747,948	72,113,058	(1,365,110)
Citibank N.A., New York	291,100,000	BRL	01/02/20	70,969,754	72,495,891	(1,526,137)
Deutsche Bank AG	59,198,631,145	KRW	08/04/21	50,484,932	52,087,514	(1,602,582)
Goldman Sachs International	427,522,900	ILS	04/30/21	125,180,155	127,613,817	(2,433,662)
Goldman Sachs International	204,166,900	ILS	01/31/20	56,463,634	59,298,402	(2,834,768)
Goldman Sachs International	2,071,700,000	MXN	01/02/20	105,571,634	109,574,333	(4,002,699)
						$2,438,179

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation
Goldman Sachs International	189,200,000	BRL	01/02/20	$45,686,137	$47,118,593	$1,432,456
Morgan Stanley Capital Services LLC	101,900,000	BRL	01/02/20	24,476,952	25,377,297	900,345
JPMorgan Chase Bank, N.A.	45,273,600	EUR	06/15/20	50,962,862	51,322,496	359,634
Goldman Sachs International	1,370,600,000	MXN	02/06/20	71,865,630	72,113,058	247,428
Morgan Stanley Capital Services LLC	17,770,000	CAD	01/16/20	13,491,172	13,690,527	199,355
JPMorgan Chase Bank, N.A.	16,750,000	CAD	01/08/20	12,715,876	12,904,003	188,127
Barclays Bank plc	816,426,000	MXN	02/27/20	42,695,638	42,832,553	136,915
Goldman Sachs International	762,900,000	MXN	04/23/20	39,566,424	39,698,079	131,655
JPMorgan Chase Bank, N.A.	7,200,000	CAD	01/03/20	5,434,984	5,546,611	111,627
Goldman Sachs International	517,230,000	MXN	01/16/20	27,191,433	27,301,220	109,787
Goldman Sachs International	647,350,000	MXN	04/08/20	33,668,099	33,759,073	90,974
JPMorgan Chase Bank, N.A.	404,290,000	MXN	04/02/20	21,045,261	21,101,997	56,736
JPMorgan Chase Bank, N.A.	3,560,000	CAD	01/02/20	2,687,348	2,742,491	55,143
Goldman Sachs International	7,904,000	EUR	04/30/20	8,883,250	8,934,414	51,164
Citibank N.A., New York	3,560,000	CAD	01/06/20	2,699,918	2,742,546	42,628
BNP Paribas	1,400,000	CAD	01/09/20	1,062,843	1,078,551	15,708
						$4,129,682

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $22,972,158, (cost $22,300,795) or 0.2% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of December 31, 2019.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is an interest-only strip.
[6]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,634,734,284 (cost $3,626,947,069), or 25.4% of total net assets.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $31,591,983 (cost $31,569,247), or 0.2% of total net assets — See Note 6.
[10]	Security is in default of interest and/or principal obligations.
[11]	Zero coupon rate security.
[12]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[13]	Security is a principal-only strip.
[14]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[15]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CDX.NA.IG.31 Index — Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$6,804	$233	$7,037
Preferred Stocks	—	6,614	—	6,614
Exchange-Traded Funds	142,815,528	—	—	142,815,528
Mutual Funds	78,471,929	—	—	78,471,929
Money Market Fund	63,852,355	—	—	63,852,355
Collateralized Mortgage Obligations	—	4,692,082,375	30,886,309	4,722,968,684
U.S. Government Securities	—	2,585,978,924	—	2,585,978,924
Asset-Backed Securities	—	2,094,390,802	165,870,720	2,260,261,522
Foreign Government Debt	—	2,183,264,153	—	2,183,264,153
Corporate Bonds	—	1,042,981,072	—	1,042,981,072
Federal Agency Bonds	—	653,714,041	—	653,714,041
Municipal Bonds	—	123,166,667	—	123,166,667
Senior Floating Rate Interests	—	13,221,065	39,289	13,260,354
Repurchase Agreements	—	415,450,567	—	415,450,567
Commercial Paper	—	4,470,885	—	4,470,885
Options Purchased	—	22,609,800	—	22,609,800
Interest Rate Swap Agreements**	—	166,638	—	166,638
Total Return Swap Agreements**	—	165,255	—	165,255
Forward Foreign Currency Exchange Contracts**	—	34,526,043	—	34,526,043
Total Assets	$285,139,812	$13,866,201,705	$196,796,551	$14,348,138,068

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$37,593,831	$—	$37,593,831
Interest Rate Swap Agreements**	—	13,489,051	—	13,489,051
Total Return Swap Agreements**	—	253,341	—	253,341
Forward Foreign Currency Exchange Contracts**	—	27,958,182	—	27,958,182
Unfunded Loan Commitments (Note 5)	—	—	24	24
Total Liabilities	$—	$79,294,405	$24	$79,294,429

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$143,774,196	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	22,096,524	Yield Analysis	Yield	3.2%	—
Collateralized Mortgage Obligations	30,886,309	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Common Stocks	233	Enterprise Value	Valuation Multiple	1.8x-8.1x	3.0	x
Senior Floating Rate Interests	39,289	Third Party Pricing	Broker Quote	—	—
Total	$196,796,551
Liabilities:
Unfunded Loan Commitments	24	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or valuation multiples would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines were recently revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had assets with a total value of $31,398,185 transfer into Level 3 from Level 2 due to the lack of observable inputs and had assets with a total value of $580,993 transfer out of Level 3 into Level 2 due to changes in the securities valuation methods based on the availability of observable market inputs.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$137,712,008	$61,127,008	$6,422,750	$2,274,404	$12,885	$207,549,055	$(263,215)
Purchases/(Receipts)	-	(33,414,068)	-	-	-	(33,414,068)	-
(Sales, maturities and paydowns)/Fundings	(293,821)	(15,391)	(6,562,080)	(2,235,726)	-	(9,107,018)	251,205
Amortization of premiums/discounts	508	(1,139)	-	(106)	-	(737)	-
Total realized gains (losses) included in earnings	5,923	(971)	562,080	(46,769)	-	520,263	(201,420)
Total change in unrealized appreciation (depreciation) included in earnings	(3,898)	816,874	(422,750)	47,486	(5,848)	431,864	213,406
Transfers into Level 3	28,450,000	2,948,185	-	-	-	31,398,185	-
Transfers out of Level 3	-	(574,189)	-	-	(6,804)	(580,993)	-
Ending Balance	$165,870,720	$30,886,309	$-	$39,289	$233	$196,796,551	$(24)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$445	$(444,084)	$-	$606	$-	$(443,033)	$2

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Freddie Mac Seasoned Credit Risk Transfer Trust 2018-1, 2.75% due 05/25/57	3.00%	03/25/20	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/26/21	8.00%	07/26/22
New Residential Mortgage Loan Trust 2019-RPL1, 4.34% due 02/26/24	7.33%	02/25/22	8.33%	02/25/23
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	—	—

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Societe Generale			Morgan Stanley Capital I Trust
2.29% - 2.43% (3 Month USD LIBOR + 0.40%)			6.09%
07/07/20*	$218,970,321	$223,314,805	11/15/34	$21,800,000	$21,813,080
			Connecticut Avenue Securities Trust
			4.09%
			08/25/31	17,200,000	17,358,240
			Freddie Mac Structured Agency Credit Risk Debt Notes
			3.89%
			09/25/48	17,100,000	17,236,800
			Fannie Mae Connecticut Avenue Securities
			4.64%
			11/25/29	16,090,000	16,638,669
			Connecticut Avenue Securities Trust
			3.94%
			09/25/31	15,097,162	15,210,391
			GS Mortgage Securities Corp. Trust
			5.74%
			07/15/32	14,971,000	15,027,890
			Hawaii Hotel Trust
			4.89%
			05/15/38	14,300,000	14,291,420
			JP Morgan Chase Commercial Mortgage Securities Trust
			4.74%
			06/15/35	14,000,000	14,026,600
			Waikiki Beach Hotel Trust
			4.82%
			12/15/33	12,232,000	12,282,151
			Freddie Mac Structured Agency Credit Risk Debt Notes
			4.44%
			12/25/29	11,760,000	11,868,192
			Motel 6 Trust
			5.99%
			08/15/34	9,553,000	9,579,749
			Fannie Mae Connecticut Avenue Securities
			4.14%
			01/25/31	7,417,000	7,522,321
			JP Morgan Chase Commercial Mortgage Securities Trust
			4.74%
			07/15/36	7,500,000	7,512,000
			Citigroup Commercial Mortgage Trust
			4.54%
			12/15/36	7,389,000	7,372,744
			HMH Trust
			8.48%
			07/05/31	6,857,000	7,315,733
			Fannie Mae Connecticut Avenue Securities
			3.79%
			03/25/31	7,007,000	7,036,429
			Freddie Mac Structured Agency Credit Risk Debt Notes
			5.04%
			07/25/29	6,500,000	6,831,500
			Freddie Mac Structured Agency Credit Risk Debt Notes
			6.44%
			10/25/28	6,156,847	6,630,309
			Fannie Mae Connecticut Avenue Securities
			5.34%
			07/25/29	6,200,000	6,561,460
			Fannie Mae Connecticut Avenue Securities
			4.59%
			02/25/30	6,300,000	6,470,100
			Bayview Financial Acquisition Trust
			6.73%
			05/28/37	5,701,000	6,385,120
			Freddie Mac Structured Agency Credit Risk Debt Notes
			4.14%
			02/25/49	5,784,000	5,843,575
			JP Morgan Chase Commercial Mortgage Securities Trust
			4.15%
			06/15/35	5,700,000	5,700,000
			Fannie Mae Connecticut Avenue Securities
			4.79%
			10/25/29	5,454,574	5,697,848
			Credit Suisse Mortgage Capital Certificates
			4.39%
			05/15/36	5,000,000	5,012,500
			Natixis Commercial Mortgage Securities Trust
			5.03%
			02/15/33	5,011,000	4,981,936
			Freddie Mac Structured Agency Credit Risk Debt Notes
			3.94%
			12/25/30	4,016,000	4,054,955
			Freddie Mac Structured Agency Credit Risk Debt Notes
			6.04%
			11/25/23	3,433,787	3,700,936
			Carlyle Global Market Strategies CLO Ltd.
			9.24%
			04/22/32	2,900,000	2,634,650
			Fannie Mae Connecticut Avenue Securities
			4.34%
			12/25/30	1,800,000	1,831,860
			OHA Loan Funding Ltd.
			8.47%
			01/20/28	1,400,000	1,374,240
			Hilton USA Trust
			4.33%
			11/05/38	1,066,000	1,058,112
				272,696,370	276,861,510

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Countrywide Asset-Backed Certificates
2.07% - 2.10%			1.92%
02/03/20 - 03/16/20	$178,682,746	$179,598,239	12/25/36	$166,583,000	$155,788,422
			RALI Series Trust
			2.09%
			08/25/35	169,917,000	152,109,698
			MASTR Adjustable Rate Mortgages Trust
			1.99%
			05/25/47	64,321,000	71,415,606
			Morgan Stanley ABS Capital I Inc. Trust
			2.81%
			10/25/33	56,315,000	55,937,690
			HSI Asset Securitization Corp. Trust
			1.98%
			01/25/37	49,450,000	38,788,580
			Bear Stearns Mortgage Funding Trust
			1.99%
			02/25/37	33,661,000	36,754,446
			Countrywide Asset-Backed Certificates
			2.01%
			06/25/47	19,000,000	16,623,100
			JP Morgan Mortgage Acquisition Corp.
			2.41%
			12/25/35	16,459,000	16,131,466
			Soundview Home Loan Trust
			2.29%
			03/25/36	16,004,500	15,551,573
			Hertz Vehicle Financing II LP
			6.03%
			07/25/22	14,780,000	15,084,468
			Saxon Asset Securities Trust
			2.24%
			11/25/37	13,000,000	12,656,800
			Bayview Financial Mortgage Pass-Through Trust
			6.19%
			11/28/36	12,765,000	9,470,353
			Long Beach Mortgage Loan Trust
			2.84%
			06/25/35	7,300,000	7,291,240
			Fannie Mae Connecticut Avenue Securities
			6.24%
			01/25/29	4,463,000	4,713,821
			Nationstar Home Equity Loan Trust
			2.11%
			04/25/37	3,987,000	3,851,043
				648,005,500	612,168,306
Barclays Capital, Inc.			Standard Chartered plc
2.03% (1 Month USD LIBOR + 0.25%)			3.45%
02/03/20*	17,797,500	17,835,653	Perpetual Maturity	22,600,000	19,436,000

*	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended December 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/19	Shares 12/31/19	Investment Income
Common Stocks
BP Holdco LLC*,1	$188	$–	$–	$–	$–	$188	532	$–
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	47,451,399	70,842	(47,199,315)	(1,797,792)	1,474,866	–	–	70,842
Guggenheim Strategy Fund II	26,039,254	220,171	–	–	(94,691)	26,164,734	1,057,588	218,693
Guggenheim Strategy Fund III	26,014,479	225,685	–	–	(105,192)	26,134,972	1,057,240	224,394
Guggenheim Ultra Short Duration Fund — Institutional Class	26,060,726	137,712	–	–	(26,215)	26,172,223	2,630,374	136,488
	$125,566,046	$654,410	$(47,199,315)	$(1,797,792)	$1,248,768	$78,472,117		$650,417

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued and affiliated securities amounts to $188, (cost $188) or less than 0.1% of total net assets.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
MONEY MARKET FUND† - 0.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.44%[1]	35,542	$35,542
Total Money Market Fund
(Cost $35,542)		35,542

	Face Amount~
FOREIGN GOVERNMENT DEBT†† - 27.6%
Government of Japan
due 01/10/20[2]	JPY	1,027,200,000	9,453,533
0.10% due 07/01/21	JPY	893,000,000	8,246,655
due 01/20/20[2]	JPY	536,000,000	4,933,135
due 02/10/20[2]	JPY	526,000,000	4,841,597
0.10% due 06/01/20	JPY	402,300,000	3,705,747
0.10% due 09/01/20	JPY	373,000,000	3,437,912
due 02/03/20[2]	JPY	290,000,000	2,669,246
0.10% due 06/20/20	JPY	152,000,000	1,400,329
0.10% due 04/15/20	JPY	131,700,000	1,212,839
0.10% due 03/20/20	JPY	37,000,000	340,672
2.40% due 03/20/20	JPY	15,000,000	138,781
2.20% due 06/22/20	JPY	6,100,000	56,750
1.30% due 03/20/20	JPY	6,000,000	55,384
Kingdom of Spain
due 01/17/20[2]	EUR	9,360,000	10,503,863
0.75% due 07/30/21	EUR	4,590,000	5,245,619
4.00% due 04/30/20	EUR	2,950,000	3,357,479
United Mexican States
due 02/27/20[2]	MXN	217,540,000	11,373,181
due 01/02/20[2]	MXN	89,852,000	4,750,446
due 01/16/20[2]	MXN	19,560,000	1,031,229
Government of United Kingdom
due 01/06/20[2]	GBP	5,000,000	6,622,838
due 01/27/20[2]	GBP	4,980,000	6,593,492
due 01/13/20[2]	GBP	2,700,000	3,575,816
Federative Republic of Brazil
due 04/01/20[2]	BRL	27,100,000	6,680,043
due 07/01/20[2]	BRL	22,160,000	5,406,653
due 07/01/21[2]	BRL	19,000,000	4,407,083
Republic of France
due 01/02/20[2]	EUR	7,800,000	8,751,262
due 01/08/20[2]	EUR	6,580,000	7,382,730
State of Israel
0.50% due 01/31/21	ILS	18,000,000	5,238,144
1.00% due 04/30/21	ILS	12,120,000	3,552,711
5.00% due 01/31/20	ILS	9,600,000	2,789,952
0.75% due 07/31/22	ILS	8,460,000	2,485,625
5.50% due 01/31/22	ILS	3,710,000	1,192,619
Republic of Portugal
due 01/17/20[2]	EUR	6,106,000	6,851,987
Quebec T-Bill
due 01/10/20[2]	CAD	610,000	469,705
Ontario T-Bill
due 01/02/20[2]	CAD	285,000	219,533
Total Foreign Government Debt
(Cost $147,516,070)			148,974,590

CORPORATE BONDS†† - 19.7%
Financial - 9.1%
Wells Fargo & Co.
2.83% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	2,800,000	2,819,143
Lloyds Bank plc
2.38% (3 Month USD LIBOR + 0.49%) due 05/07/21[3]	2,600,000	2,608,462
HSBC Holdings plc
2.50% (3 Month USD LIBOR + 0.60%) due 05/18/21[3]	2,600,000	2,602,647
BNZ International Funding Ltd.
2.59% (3 Month USD LIBOR + 0.70%) due 02/21/20[3,4]	2,550,000	2,552,377
Capital One Financial Corp.
2.39% (3 Month USD LIBOR + 0.45%) due 10/30/20[3]	2,535,000	2,540,107
UBS Group AG
3.77% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[3,4]	1,400,000	1,426,272
3.38% (3 Month USD LIBOR + 1.44%) due 09/24/20[3,4]	1,100,000	1,110,065
Huntington National Bank
2.40% (3 Month USD LIBOR + 0.51%) due 03/10/20[3]	2,525,000	2,527,064
Citizens Bank North America/Providence RI
2.45% (3 Month USD LIBOR + 0.54%) due 03/02/20[3]	2,525,000	2,526,074
Credit Agricole S.A.
2.86% (3 Month USD LIBOR + 0.97%) due 06/10/20[3,4]	2,495,000	2,504,256
Svenska Handelsbanken AB
2.38% (3 Month USD LIBOR + 0.47%) due 05/24/21[3]	2,250,000	2,257,203
American Express Co.
2.43% (3 Month USD LIBOR + 0.53%) due 05/17/21[3]	2,150,000	2,158,841
AvalonBay Communities, Inc.
2.43% (3 Month USD LIBOR + 0.43%) due 01/15/21[3]	2,050,000	2,049,325
Synchrony Financial
3.13% (3 Month USD LIBOR + 1.23%) due 02/03/20[3]	1,800,000	1,801,414

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 19.7% (continued)
Financial - 9.1% (continued)
Sumitomo Mitsui Financial Group, Inc.
3.57% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	$1,372,133
Mitsubishi UFJ Financial Group, Inc.
3.79% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	1,234,000	1,256,197
Willis Towers Watson plc
5.75% due 03/15/21	1,200,000	1,250,795
American Tower Corp.
3.30% due 02/15/21	870,000	881,830
2.80% due 06/01/20	230,000	230,662
Discover Bank
3.10% due 06/04/20	1,100,000	1,104,094
Goldman Sachs Group, Inc.
3.68% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,050,000	1,067,625
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.25% due 07/01/20	900,000	909,061
4.63% due 10/30/20	150,000	153,001
AXIS Specialty Finance LLC
5.88% due 06/01/20	1,000,000	1,015,746
Santander UK plc
2.53% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	980,000	983,376
Credit Suisse AG NY
2.33% (3 Month USD LIBOR + 0.40%) due 07/31/20[3]	920,000	921,315
Standard Chartered Bank
2.30% (3 Month USD LIBOR + 0.40%) due 08/04/20[3]	920,000	921,081
UBS AG
2.47% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[3,4]	870,000	871,440
JPMorgan Chase & Co.
2.40% due 06/07/21	775,000	780,112
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[4]	600,000	602,940
Alleghany Corp.
5.63% due 09/15/20	555,000	568,545
Morgan Stanley
5.50% due 07/24/20	555,000	566,200
Delphi Financial Group, Inc.
7.88% due 01/31/20	545,000	547,237
Essex Portfolio, LP
5.20% due 03/15/21	300,000	308,872
Australia & New Zealand Banking Group Ltd.
2.90% (3 Month USD LIBOR + 0.99%) due 06/01/21[3,4]	300,000	303,285
Swedbank AB
2.65% due 03/10/21[4]	300,000	301,774
Citigroup, Inc.
3.34% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	250,000	253,394
Credit Suisse Group Funding Guernsey Ltd.
2.75% due 03/26/20	250,000	250,310
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	207,264
Assurant, Inc.
3.20% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	194,000	194,023
Total Financial		49,305,562
Consumer, Non-cyclical - 4.7%
Allergan Funding SCS
3.14% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	2,650,000	2,654,977
Express Scripts Holding Co.
2.66% (3 Month USD LIBOR + 0.75%) due 11/30/20[3]	2,530,000	2,530,394
Zimmer Biomet Holdings, Inc.
2.65% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,400,000	1,400,137
2.70% due 04/01/20	1,070,000	1,070,696
General Mills, Inc.
2.54% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	2,450,000	2,457,909
Bayer US Finance II LLC
2.58% (3 Month USD LIBOR + 0.63%) due 06/25/21[3,4]	1,700,000	1,705,364
AbbVie, Inc.
2.24% (3 Month USD LIBOR + 0.35%) due 05/21/21[3,4]	1,300,000	1,301,349
Global Payments, Inc.
3.80% due 04/01/21	1,200,000	1,223,607
Altria Group, Inc.
4.75% due 05/05/21	1,154,000	1,195,956
Quest Diagnostics, Inc.
2.50% due 03/30/20	1,030,000	1,030,247
4.70% due 04/01/21	150,000	154,984

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 19.7% (continued)
Consumer, Non-cyclical - 4.7% (continued)
CVS Health Corp.
2.61% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,050,000	$1,056,438
2.52% (3 Month USD LIBOR + 0.63%) due 03/09/20[3]	115,000	115,091
Ingredion, Inc.
4.63% due 11/01/20	1,143,000	1,166,498
Constellation Brands, Inc.
2.25% due 11/06/20	1,050,000	1,052,126
Mondelez International, Inc.
3.00% due 05/07/20	1,040,000	1,042,984
Molson Coors Beverage Co.
2.25% due 03/15/20	1,025,000	1,024,563
Conagra Brands, Inc.
2.70% (3 Month USD LIBOR + 0.75%) due 10/22/20[3]	1,000,000	1,000,091
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	950,000	952,338
Keurig Dr Pepper, Inc.
3.55% due 05/25/21	500,000	510,680
Coca-Cola European Partners plc
3.50% due 09/15/20	300,000	302,722
Zoetis, Inc.
3.45% due 11/13/20	230,000	232,482
Biogen, Inc.
2.90% due 09/15/20	100,000	100,735
Total Consumer, Non-cyclical		25,282,368
Energy - 1.8%
Equities Corp.
2.87% (3 Month USD LIBOR + 0.77%) due 10/01/20[3]	2,200,000	2,193,924
Marathon Petroleum Corp.
3.40% due 12/15/20	885,000	895,075
5.13% due 03/01/21	310,000	320,972
Halliburton Co.
3.25% due 11/15/21	1,130,000	1,153,121
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	1,025,000	1,053,590
Florida Gas Transmission Company LLC
5.45% due 07/15/20[4]	980,000	996,476
Energy Transfer Operating, LP
7.50% due 10/15/20	900,000	935,306
Reliance Holding USA, Inc.
4.50% due 10/19/20[4]	900,000	914,265
Occidental Petroleum Corp.
2.60% due 08/13/21	850,000	856,290
Phillips 66
2.52% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	350,000	350,021
Total Energy		9,669,040
Industrial - 1.6%
Siemens Financieringsmaatschappij N.V.
2.50% (3 Month USD LIBOR + 0.61%) due 03/16/22[3,4]	1,870,000	1,878,610
Tyco Electronics Group S.A.
4.88% due 01/15/21	1,200,000	1,236,051
Aviation Capital Group LLC
2.88% due 01/20/22[4]	1,200,000	1,208,645
Rolls-Royce plc
2.38% due 10/14/20[4]	1,000,000	1,003,822
Molex Electronic Technologies LLC
2.88% due 04/15/20[4]	900,000	901,204
Northrop Grumman Corp.
2.08% due 10/15/20	550,000	550,609
3.50% due 03/15/21	250,000	254,819
Textron, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 11/10/20[3]	600,000	600,023
Ryder System, Inc.
2.50% due 05/11/20	540,000	540,605
Penske Truck Leasing Company LP / PTL Finance Corp.
3.05% due 01/09/20[4]	320,000	320,042
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	170,000	170,223
GATX Corp.
2.60% due 03/30/20	70,000	70,042
Total Industrial		8,734,695
Technology - 0.7%
Fiserv, Inc.
2.70% due 06/01/20	1,100,000	1,102,726
International Business Machines Corp.
2.80% due 05/13/21	1,050,000	1,064,095
Analog Devices, Inc.
2.95% due 01/12/21	1,000,000	1,008,364
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	900,000	900,040
Total Technology		4,075,225
Communications - 0.7%
Deutsche Telekom International Finance BV
2.58% (3 Month USD LIBOR + 0.58%) due 01/17/20[3,4]	2,515,000	2,515,627

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 19.7% (continued)
Communications - 0.7% (continued)
Telefonica Emisiones S.A.
5.46% due 02/16/21	1,125,000	$1,167,636
5.13% due 04/27/20	75,000	75,710
Total Communications		3,758,973
Utilities - 0.5%
Ameren Corp.
2.70% due 11/15/20	1,000,000	1,005,355
NextEra Energy Capital Holdings, Inc.
2.41% (3 Month USD LIBOR + 0.45%) due 09/28/20[3]	1,000,000	1,001,400
Southern Power Co.
2.38% due 06/01/20	400,000	400,424
Eversource Energy
2.50% due 03/15/21	250,000	251,467
PSEG Power LLC
5.13% due 04/15/20	130,000	131,158
Total Utilities		2,789,804
Consumer, Cyclical - 0.5%
Marriott International, Inc.
2.51% (3 Month USD LIBOR + 0.60%) due 12/01/20[3]	1,000,000	1,003,196
Starbucks Corp.
2.10% due 02/04/21	1,000,000	1,002,491
McDonald's Corp.
3.50% due 07/15/20	700,000	705,572
Total Consumer, Cyclical		2,711,259
Basic Materials - 0.1%
Georgia-Pacific LLC
5.40% due 11/01/20[4]	400,000	411,103
Total Corporate Bonds
(Cost $106,487,102)		106,738,029

ASSET-BACKED SECURITIES†† - 19.1%
Collateralized Loan Obligations - 9.4%
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,4]	4,650,000	4,642,570
Mountain View CLO Ltd.
2018-1A, 2.80% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	3,926,531	3,921,453
OZLM XII Ltd.
2018-12A, 2.99% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 04/30/27[3,4]	3,600,000	3,594,017
MP CLO VIII Ltd.
2018-2A, 2.85% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	3,450,000	3,443,344
California Street CLO IX, LP
2019-9A, 2.70% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/16/32[3,4]	3,000,000	2,997,475
West CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 07/18/26[3,4]	2,612,904	2,610,463
Palmer Square Loan Funding Ltd.
2018-4A, 2.81% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,4]	1,519,753	1,520,242
2019-3A, 2.75% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,4]	948,498	946,571
Figueroa CLO Ltd.
2018-2A, 2.76% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 06/20/27[3,4]	2,462,079	2,456,462
Crown Point CLO III Ltd.
2017-3A, 2.91% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[3,4]	2,215,598	2,215,046
Seneca Park CLO Ltd.
2017-1A, 3.12% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[3,4]	2,127,717	2,130,737
Mountain Hawk II CLO Ltd.
2018-2A, 3.57% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[3,4]	2,000,000	2,000,929
NewStar Clarendon Fund CLO LLC
2019-1A, 3.24% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	1,934,063	1,932,501
KVK CLO Ltd.
2017-1A, 2.90% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,4]	1,800,000	1,796,111
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.30% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	1,800,000	1,763,378

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Collateralized Loan Obligations - 9.4% (continued)
Garrison BSL CLO Ltd.
2018-1A, 2.95% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 07/17/28[3,4]	1,750,000	$1,753,280
BlueMountain CLO XXV Ltd.
2019-25A, 2.94% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/15/32[3,4]	1,750,000	1,748,728
Voya CLO Ltd.
2019-2A, 2.90% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32[3,4]	1,500,000	1,496,873
THL Credit Wind River CLO Ltd.
2019-1A, 2.88% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[3,4]	1,076,666	1,076,080
Marathon CLO V Ltd.
2017-5A, 2.77% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	1,021,117	1,018,268
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 2.85% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[3,4]	1,000,000	999,995
TICP CLO I Ltd.
2018-1A, 2.77% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[3,4]	995,087	994,599
BDS
2018-FL2, 2.69% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 08/15/35[3,4]	920,965	920,711
BSPRT Issuer Ltd.
2018-FL3, 2.79% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,4]	750,000	750,122
GPMT Ltd.
2018-FL1, 2.67% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 11/21/35[3,4]	517,500	516,479
Staniford Street CLO Ltd.
2017-1A, 3.07% (3 Month USD LIBOR + 1.18%, Rate Floor: 0.00%) due 06/15/25[3,4]	447,548	447,458
Venture XVI CLO Ltd.
2018-16A, 2.85% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/15/28[3,4]	400,000	398,794
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.46% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	382,000	379,407
VMC Finance LLC
2018-FL1, 2.56% (1 Month USD LIBOR + 0.82%, Rate Floor: 0.82%) due 03/15/35[3,4]	26,243	26,184
Total Collateralized Loan Obligations		50,498,277
Credit Card - 4.0%
Capital One Multi-Asset Execution Trust
2017-A4, 1.99% due 07/17/23	12,750,000	12,763,491
American Express Credit Account Master Trust
2018-1, 2.67% due 10/17/22	5,650,000	5,658,693
Chase Issuance Trust
2015-A4, 1.84% due 04/15/22	3,100,000	3,099,284
Total Credit Card		21,521,468
Financial - 2.8%
Station Place Securitization Trust
2019-8, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/24/20[3,4]	3,100,000	3,099,998
2019-5, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 06/24/20†††,3,4	3,050,000	3,050,000
2019-6, 2.38% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,3,4	1,850,000	1,850,000
2019-WL1, 2.44% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 08/25/52[3,4]	1,000,000	1,000,150
2019-2, 2.33% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21[3,4]	900,000	900,172
2019-9, 2.48% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,3,4	600,000	600,000

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Financial - 2.8% (continued)
Barclays Bank plc
GMTn, 2.31% (1 Month USD LIBOR + 0.60%) due 06/02/20[3,4]	2,150,000	$2,152,691
GMTN, 2.48% (1 Month USD LIBOR + 0.68%) due 07/31/20[3,4]	2,000,000	2,003,787
Madison Avenue Secured Funding Trust
2019-1, 3.22% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20[3,4]	700,000	700,049
Total Financial		15,356,847
Automotive - 1.9%
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 2.50% due 07/20/21[4]	4,650,000	4,655,472
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[4]	4,650,000	4,655,215
Carmax Auto Owner Trust
2019-3, 2.26% due 08/17/20	973,705	973,656
Total Automotive		10,284,343
Transport-Container - 0.7%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[4]	2,979,167	2,975,900
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[4]	1,011,667	1,011,370
Total Transport-Container		3,987,270
Transport-Aircraft - 0.3%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	942,955	942,242
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,4]	584,129	574,704
Total Transport-Aircraft		1,516,946
Total Asset-Backed Securities
(Cost $103,205,782)		103,165,151

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3%
Residential Mortgage Backed Securities - 14.0%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T5, 2.43% due 10/15/51[4]	3,000,000	3,000,775
2019-T4, 2.33% due 10/15/51[4]	3,000,000	2,995,761
2019-T3, 2.51% due 09/15/52[4]	2,550,000	2,548,535
Ocwen Master Advance Receivables Trust
2019-T1, 2.51% due 08/15/50[4]	8,200,000	8,222,598
Fannie Mae
2.50% due 11/01/49	7,096,060	7,019,353
CSMC Series
2014-7R, 1.86% (WAC) due 10/27/36[3,4]	3,171,015	3,149,416
2014-2R, 2.02% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	3,004,306	2,922,381
Connecticut Avenue Securities Trust
2019-R05, 2.54% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.00%) due 07/25/39[3,4]	2,554,720	2,554,856
2019-R07, 2.56% (1 Month USD LIBOR + 0.77%, Rate Floor: 0.00%) due 10/25/39[3,4]	1,235,851	1,236,215
Freddie Mac
2.50% due 12/01/49	3,753,406	3,712,055
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,4]	3,580,224	3,590,899
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[3,4]	1,356,526	1,379,867
2017-6, 2.75% (WAC) due 10/25/57[3,4]	1,254,767	1,262,352
2017-5, 2.39% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	723,877	722,088
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	3,017,175	3,045,517
Soundview Home Loan Trust
2006-OPT5, 1.93% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	3,031,764	2,953,321
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,4]	1,806,286	1,801,321
2019-2, 2.70% (WAC) due 09/25/59[3,4]	872,507	869,127

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 16.3% (continued)
Residential Mortgage Backed Securities - 14.0% (continued)
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 2.17% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/35[3]	2,550,000	$2,528,742
Verus Securitization Trust
2019-4, 2.64% due 11/25/59[4,5]	2,447,186	2,446,004
CIT Mortgage Loan Trust
2007-1, 3.14% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	2,266,729	2,285,796
Accredited Mortgage Loan Trust
2006-2, 2.05% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 09/25/36[3]	2,304,017	2,253,671
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	1,799,880	1,836,838
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 2.22% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 01/25/36[3]	1,500,000	1,498,283
Freddie Mac STACR Trust
2019-DNA4, 2.41% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/25/49[3,4]	1,060,544	1,060,544
2019-DNA3, 2.52% (1 Month USD LIBOR + 0.73%, Rate Floor: 0.00%) due 07/25/49[3,4]	296,326	296,326
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	1,241,841	1,241,349
NRPL Trust
2019-3A, 3.00% due 07/25/59[4]	1,229,111	1,224,485
Banc of America Funding Trust
2015-R2, 2.05% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,4]	1,200,000	1,177,644
COLT Mortgage Loan Trust
2018-3, 3.69% (WAC) due 10/26/48[3,4]	572,959	575,966
2018-2, 3.47% (WAC) due 07/27/48[3,4]	349,824	350,700
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,4]	916,341	916,140
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[3,4]	880,341	881,427
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[3,4]	872,026	871,811
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 2.04% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/35[3]	563,563	560,096
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[3,4]	473,234	473,883
Total Residential Mortgage Backed Securities		75,466,142
Commercial Mortgage Backed Securities - 2.3%
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[4]	2,524,000	2,592,464
Morgan Stanley Capital I Trust
2018-H3, 0.84% (WAC) due 07/15/51[3,6]	46,666,471	2,577,044
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[4]	2,000,000	2,021,380
Benchmark Mortgage Trust
2019-B14, 0.80% (WAC) due 12/15/62[3,6]	34,989,654	1,963,374
Citigroup Commercial Mortgage Trust
2019-GC41, 1.19% (WAC) due 08/10/56[3,6]	24,984,554	1,959,781
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[4]	1,400,000	1,399,412
Total Commercial Mortgage Backed Securities		12,513,455
Total Collateralized Mortgage Obligations
(Cost $87,716,284)		87,979,597

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.0%
Colorado - 0.0%
State of Colorado Certificate Of Participation
4.86% due 03/15/20	25,000	$25,161
Texas - 0.0%
Lindale Independent School District General Obligation Unlimited
6.16% due 02/15/20	10,000	9,952
Total Municipal Bonds
(Cost $35,270)		35,113

REPURCHASE AGREEMENTS††,7 - 7.1%
Barclays Capital, Inc.
issued 12/27/19 at 2.03% (1 Month USD LIBOR + 0.25%) due 02/03/20[3]	13,205,000	13,205,000
issued 12/09/19 at 2.03% (1 Month USD LIBOR + 0.25%) due 02/03/20[3]	2,038,950	2,038,950
issued 09/05/19 at 2.03% (1 Month USD LIBOR + 0.25%) due 02/03/20[3]	1,023,443	1,023,443
issued 12/20/19 at 2.03% (1 Month USD LIBOR + 0.25%) due 02/03/20[3]	159,165	159,165
BNP Paribas
issued 11/01/19 at 2.07% due 02/03/20	5,000,000	5,000,000
issued 12/30/19 at 2.07% due 02/03/20	4,148,744	4,148,744
issued 12/13/19 at 2.10% due 03/16/20	2,100,000	2,100,000
Societe Generale
issued 09/10/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[3]	2,250,000	2,250,000
issued 07/09/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[3]	1,779,207	1,779,207
issued 07/26/19 at 2.33% (3 Month USD LIBOR + 0.40%) due 07/07/20[3]	1,650,000	1,650,000
issued 12/06/19 at 2.29% (3 Month USD LIBOR + 0.40%) due 07/07/20[3]	1,490,000	1,490,000
issued 10/25/19 at 2.43% (3 Month USD LIBOR + 0.40%) due 07/07/20[3]	879,993	879,993
Deutsche Bank AG
issued 12/17/19 at 2.28% due 02/07/20	2,600,000	2,600,000
issued 11/07/19 at 2.28% due 02/07/20	169,000	169,000
Total Repurchase Agreements
(Cost $38,493,502)		38,493,502

COMMERCIAL PAPER†† - 11.2%
Duke Energy Corp.
2.02% due 01/21/20[4,8]	5,500,000	5,493,828
Tyson Foods, Inc.
2.06% due 01/21/20[4,8]	5,500,000	5,493,706
McCormick & Co., Inc.
2.10% due 01/15/20[4,8]	5,400,000	5,395,590
Bemis Co., Inc.
2.12% due 01/17/20[4,8]	5,400,000	5,394,912
NextEra Energy Capital Holdings, Inc.
2.05% due 01/22/20[4,8]	5,400,000	5,393,543
Nasdaq, Inc.
2.05% due 01/03/20[4,8]	5,300,000	5,299,396
Entergy Corp.
1.88% due 01/14/20[4,8]	5,200,000	5,196,248
American Electric Power
2.09% due 01/16/20[4,8]	5,000,000	4,995,479
DowDuPont, Inc.
2.09% due 01/21/20[4,8]	5,000,000	4,994,028
Clorox Co.
2.05% due 01/29/20[4,8]	5,000,000	4,991,833
National Grid USA
1.95% due 02/06/20[4,8]	5,000,000	4,989,373
Walgreens Boots Alliance, Inc.
2.41% due 01/13/20[8]	3,000,000	2,997,939
Total Commercial Paper
(Cost $60,636,584)		60,635,875
Total Investments - 101.0%
(Cost $544,126,136)		$546,057,399

COLLATERALIZED MORTGAGE OBLIGATIONS SOLD SHORT†† - (2.0)%
Government Agency - (2.0)%
Fannie Mae
2.50% due 01/15/20	10,850,000	(10,727,037)
Total Collateralized Mortgage Obligations Sold Short
(Cost $10,712,939)		(10,727,037)
Other Assets & Liabilities, net - 1.0%		5,261,939
Total Net Assets - 100.0%		$540,592,301

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$24,960,000	$(630,607)	$(231,445)	$(399,162)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	$3,280,000	$(87,834)	$(765)	$(87,069)
Goldman Sachs International	CDX.NA.IG.31 (7-15%)	1.00%	Quarterly	12/20/23	6,840,000	(183,166)	(12,561)	(170,605)
						$(271,000)	$(13,326)	$(257,674)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.54%	Quarterly	08/04/21	$1,550,000	$4,211	$248	$3,963
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	5,038,000	1,982	1,394	588
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,014,000	702	465	237
BofA Securities, Inc.	CME	Pay	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	579,000	395	277	118
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	579,000	(395)	22	(417)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	1,014,000	(702)	22	(724)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	5,038,000	(1,982)	17	(1,999)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.28%	Quarterly	11/07/28	550,000	(64,065)	599	(64,664)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.21%	Quarterly	11/07/25	1,650,000	(133,519)	455	(133,974)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.18%	Quarterly	11/07/23	2,450,000	(135,152)	(240)	(134,912)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	3.14%	Quarterly	11/06/21	11,700,000	(308,009)	2,027	(310,036)
								$(636,534)	$5,286	$(641,820)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.34% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$1,605,109	$(7,985)

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	464,232,000	JPY	07/01/21	$4,571,102	$4,405,272	$165,830
Barclays Bank plc	429,214,500	JPY	07/01/21	4,219,984	4,072,978	147,006
Bank of America, N.A.	536,000,000	JPY	01/21/20	5,038,304	4,937,891	100,413
Goldman Sachs International	821,800,000	JPY	01/10/20	7,665,044	7,566,024	99,020
JPMorgan Chase Bank, N.A.	373,186,500	JPY	09/01/20	3,547,299	3,482,599	64,700
Citibank N.A., New York	347,173,500	JPY	06/01/20	3,284,394	3,222,587	61,807
Goldman Sachs International	4,460,000	BRL	07/01/20	1,158,141	1,104,781	53,360
Goldman Sachs International	3,068,000	EUR	04/30/20	3,518,382	3,467,963	50,419
Goldman Sachs International	1,410,000	EUR	01/17/20	1,628,153	1,583,403	44,750
Citibank N.A., New York	17,700,000	BRL	07/01/20	4,423,348	4,384,444	38,904
Bank of America, N.A.	152,076,000	JPY	06/22/20	1,438,343	1,413,293	25,050
JPMorgan Chase Bank, N.A.	1,890,000	BRL	01/02/20	495,024	470,688	24,336
Citibank N.A., New York	205,400,000	JPY	01/10/20	1,915,098	1,891,046	24,052
Bank of America, N.A.	131,765,850	JPY	04/15/20	1,242,851	1,219,859	22,992
Barclays Bank plc	3,790,000	EUR	01/17/20	4,277,355	4,256,097	21,258
Citibank N.A., New York	526,000,000	JPY	02/10/20	4,867,758	4,851,325	16,433
Citibank N.A., New York	8,240,000	BRL	07/01/21	1,997,144	1,982,093	15,051
JPMorgan Chase Bank, N.A.	55,327,650	JPY	06/01/20	522,921	513,571	9,350
Bank of America, N.A.	513,520	EUR	06/15/20	590,535	582,130	8,405
JPMorgan Chase Bank, N.A.	37,018,500	JPY	03/23/20	349,608	342,256	7,352
Goldman Sachs International	419,200	EUR	06/15/20	482,323	475,208	7,115
Citibank N.A., New York	290,000,000	JPY	02/03/20	2,680,475	2,673,619	6,856
Goldman Sachs International	21,219,000	JPY	03/23/20	200,468	196,181	4,287
Goldman Sachs International	6,167,835	JPY	06/22/20	58,372	57,320	1,052
Goldman Sachs International	2,216,500	EUR	07/30/21	2,574,741	2,573,704	1,037
Citibank N.A., New York	232,000	JPY	07/01/20	2,241	2,157	84
Citibank N.A., New York	232,000	JPY	01/06/20	2,218	2,135	83
Citibank N.A., New York	232,000	JPY	01/04/21	2,264	2,181	83
Barclays Bank plc	214,500	JPY	07/01/20	2,069	1,994	75
Barclays Bank plc	214,500	JPY	01/06/20	2,048	1,974	74
Barclays Bank plc	214,500	JPY	01/04/21	2,089	2,016	73
JPMorgan Chase Bank, N.A.	186,500	JPY	03/02/20	1,752	1,722	30
Goldman Sachs International	16,500	EUR	07/30/20	18,756	18,758	(2)
Bank of America, N.A.	39,207	ILS	04/30/20	11,425	11,455	(30)
Citibank N.A., New York	40,711	ILS	04/30/20	11,853	11,895	(42)
Barclays Bank plc	63,623	ILS	07/31/20	18,605	18,712	(107)
Barclays Bank plc	63,277	ILS	08/02/21	18,856	18,972	(116)
Bank of America, N.A.	33,642	ILS	01/31/20	9,652	9,771	(119)
JPMorgan Chase Bank, N.A.	17,925	EUR	07/30/20	20,256	20,378	(122)
Deutsche Bank AG	4,818,541	KRW	05/07/21	4,095	4,228	(133)
Deutsche Bank AG	4,980,963	KRW	02/04/21	4,223	4,359	(136)
Deutsche Bank AG	4,980,963	KRW	11/04/20	4,210	4,347	(137)
Deutsche Bank AG	4,980,963	KRW	08/05/20	4,198	4,336	(138)
Deutsche Bank AG	4,872,681	KRW	05/11/20	4,092	4,231	(139)
Deutsche Bank AG	4,980,963	KRW	02/05/20	4,170	4,315	(145)
Bank of America, N.A.	33,550	ILS	02/01/21	9,803	9,973	(170)
Goldman Sachs International	41,614	ILS	04/30/20	11,981	12,159	(178)
Citibank N.A., New York	6,040,000	MXN	02/27/20	313,816	316,879	(3,063)
Barclays Bank plc	7,250,000	MXN	04/08/20	374,472	378,085	(3,613)
JPMorgan Chase Bank, N.A.	253,000	CAD	01/03/20	191,259	194,902	(3,643)
Citibank N.A., New York	6,900,000	MXN	04/23/20	355,326	359,047	(3,721)
Bank of America, N.A.	643,550	ILS	01/31/22	190,794	194,601	(3,807)
Citibank N.A., New York	285,000	CAD	01/02/20	214,736	219,553	(4,817)
Goldman Sachs International	860,000	BRL	07/01/21	201,476	206,869	(5,393)
JPMorgan Chase Bank, N.A.	575,000	CAD	01/08/20	434,868	442,973	(8,105)
JPMorgan Chase Bank, N.A.	9,900,000	BRL	07/01/21	2,372,110	2,381,399	(9,289)
Bank of America, N.A.	3,949,100	ILS	04/30/21	1,169,117	1,178,790	(9,673)
Barclays Bank plc	610,000	CAD	01/10/20	459,252	469,943	(10,691)
Citibank N.A., New York	700,000	CAD	01/09/20	527,304	539,275	(11,971)
Citibank N.A., New York	4,100,600	ILS	04/30/21	1,211,791	1,224,012	(12,221)
Barclays Bank plc	8,523,623	ILS	08/01/22	2,581,743	2,598,288	(16,545)
JPMorgan Chase Bank, N.A.	2,407,925	EUR	07/30/21	2,779,155	2,795,979	(16,824)
Goldman Sachs International	3,270,500	ILS	01/31/22	968,615	988,956	(20,341)
Goldman Sachs International	4,177,700	ILS	04/30/21	1,223,306	1,247,026	(23,720)
Citibank N.A., New York	13,692,000	MXN	01/02/20	696,989	724,184	(27,195)
Bank of America, N.A.	2,396,000	EUR	01/17/20	2,661,973	2,690,662	(28,689)
Morgan Stanley Capital Services LLC	29,300,000	MXN	02/06/20	1,512,414	1,541,597	(29,183)
Barclays Bank plc	4,305,000	ILS	01/31/20	1,217,994	1,250,348	(32,354)
JPMorgan Chase Bank, N.A.	7,800,000	EUR	01/02/20	8,713,973	8,751,262	(37,289)
Citibank N.A., New York	30,830,000	MXN	04/08/20	1,569,436	1,607,774	(38,338)
Goldman Sachs International	19,560,000	MXN	01/16/20	993,772	1,032,446	(38,674)
Citibank N.A., New York	7,800,000	BRL	01/02/20	1,901,368	1,942,521	(41,153)
Deutsche Bank AG	1,865,755,963	KRW	08/04/21	1,591,128	1,641,636	(50,508)
Bank of America, N.A.	3,000,000	CAD	01/16/20	2,255,845	2,311,288	(55,443)
Citibank N.A., New York	3,140,000	CAD	01/16/20	2,363,440	2,419,148	(55,708)
Citibank N.A., New York	2,700,000	GBP	01/13/20	3,493,033	3,577,864	(84,831)
Goldman Sachs International	6,035,500	ILS	01/31/20	1,667,385	1,752,956	(85,571)
Morgan Stanley Capital Services LLC	27,100,000	BRL	04/01/20	6,645,455	6,732,370	(86,915)
Goldman Sachs International	18,261,214	ILS	02/01/21	5,336,843	5,428,067	(91,224)
Citibank N.A., New York	83,450,000	MXN	04/02/20	4,244,983	4,355,689	(110,706)
BNP Paribas	6,580,000	EUR	01/08/20	7,268,494	7,384,882	(116,388)
Citibank N.A., New York	4,980,000	GBP	01/27/20	6,480,251	6,601,984	(121,733)
Morgan Stanley Capital Services LLC	7,870,000	EUR	01/17/20	8,697,776	8,837,859	(140,083)
Barclays Bank plc	5,000,000	GBP	01/06/20	6,436,803	6,624,262	(187,459)
Goldman Sachs International	131,860,000	MXN	01/02/20	6,762,962	6,974,210	(211,248)
Goldman Sachs International	211,500,000	MXN	02/27/20	10,665,443	11,096,027	(430,584)
						$(1,249,090)

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2019	Unrealized Appreciation
Goldman Sachs International	55,700,000	MXN	01/02/20	$2,853,834	$2,946,030	$92,196
Morgan Stanley Capital Services LLC	6,140,000	CAD	01/16/20	4,661,553	4,730,436	68,883
Goldman Sachs International	6,290,000	BRL	01/02/20	1,518,847	1,566,469	47,622
Morgan Stanley Capital Services LLC	3,400,000	BRL	01/02/20	816,699	846,740	30,041
JPMorgan Chase Bank, N.A.	83,450,000	MXN	04/02/20	4,343,978	4,355,689	11,711
BNP Paribas	700,000	CAD	01/09/20	531,421	539,275	7,854
JPMorgan Chase Bank, N.A.	932,720	EUR	06/15/20	1,049,929	1,057,338	7,409
JPMorgan Chase Bank, N.A.	575,000	CAD	01/08/20	436,515	442,973	6,458
Goldman Sachs International	38,080,000	MXN	04/08/20	1,980,506	1,985,858	5,352
Goldman Sachs International	29,300,000	MXN	02/06/20	1,536,622	1,541,597	4,975
JPMorgan Chase Bank, N.A.	253,000	CAD	01/03/20	190,980	194,902	3,922
Goldman Sachs International	6,900,000	MXN	04/23/20	357,856	359,047	1,191
						$287,614

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2019.
[2]	Zero coupon rate security.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $222,090,756 (cost $221,916,669), or 41.1% of total net assets.
[5]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2019. See table below for additional step information for each security.
[6]	Security is an interest-only strip.
[7]	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[8]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CDX.NA.IG.31 – Credit Default Swap North American Investment Grade Series 31 Index
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ILS — Israeli New Shekel
JPY — Japanese Yen
KRW — South Korean Won
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$35,542	$—	$—	$35,542
Foreign Government Debt	—	148,974,590	—	148,974,590
Corporate Bonds	—	106,738,029	—	106,738,029
Asset-Backed Securities	—	97,665,151	5,500,000	103,165,151
Collateralized Mortgage Obligations	—	87,979,597	—	87,979,597
Municipal Bonds	—	35,113	—	35,113
Repurchase Agreements	—	38,493,502	—	38,493,502
Commercial Paper	—	60,635,875	—	60,635,875
Interest Rate Swap Agreements**	—	4,906	—	4,906
Forward Foreign Currency Exchange Contracts**	—	1,308,951	—	1,308,951
Total Assets	$35,542	$541,835,714	$5,500,000	$547,371,256

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$10,727,037	$—	$10,727,037
Credit Default Swap Agreements**	—	656,836	—	656,836
Interest Rate Swap Agreements**	—	646,726	—	646,726
Total Return Swap Agreements**	—	7,985	—	7,985
Forward Foreign Currency Exchange Contracts**	—	2,270,427	—	2,270,427
Total Liabilities	$—	$14,309,011	$—	$14,309,011

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$5,500,000	Option Adjusted Spread off prior month broker quote	Broker Quote	—	—
Total Assets	$5,500,000

Significant changes in a quote would generally result in significant changes in the fair value of the security.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2019, the Fund had securities with a total value of $600,000 transfer into Level 3 from Level 2 due to lack of observable inputs.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2019:

Assets
Asset-Backed Securities
Beginning Balance	$4,900,000
Purchases/(Receipts)	-
(Sales, maturities and paydowns)/Fundings	-
Amortization of premiums/discounts	-
Total realized gains (losses) included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	600,000
Transfers out of Level 3	-
Ending Balance	$5,500,000
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2019	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

At December 31, 2019, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			Citigroup Mortgage Loan Trust
2.07% - 2.10%			1.93%
02/03/20 - 03/16/20	$11,248,744	$11,295,036	01/25/37	$12,520,000	$11,043,892
			First Franklin Mortgage Loan Trust
			2.29%
			12/25/35	6,333,000	5,984,685
			Morgan Stanley ABS Capital I Inc. Trust
			2.47%
			09/25/35	4,075,000	3,869,212
			Morgan Stanley ABS Capital I Inc. Trust
			1.94%
			11/25/36	2,022,000	1,385,272
			Nationstar Home Equity Loan Trust
			2.11%
			04/25/37	255,000	246,305
				25,205,000	22,529,366
Barclays Capital, Inc.			Charter Communications Operating LLC / Charter Communications Operating Capital
2.03% (1 Month USD LIBOR + 0.25%)			4.20%
02/03/20*	16,426,558	16,470,402	03/15/28	9,426,000	10,049,059
			Hess Corp.
			5.60%
			02/15/41	2,735,000	3,202,958
			Cheniere Corpus Christi Holdings LLC
			5.13%
			06/30/27	2,793,000	3,086,824
			Quicken Loans Inc.
			5.75%
			05/01/25	1,047,000	1,082,388
			CCO Holdings LLC / CCO Holdings Capital Corp.
			5.13%
			05/01/27	162,000	170,910
				16,163,000	17,592,139

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Societe Generale			Freddie Mac Structured Agency Credit Risk Debt Notes
2.29% - 2.43% (3 Month USD LIBOR + 0.40%)			4.09%
07/07/20*	$8,049,200	$8,207,471	09/25/30	$2,046,060	$2,068,976
			Hilton USA Trust
			4.33%
			11/05/38	1,814,000	1,800,576
			Fannie Mae Connecticut Avenue Securities
			4.59%
			02/25/30	1,534,000	1,575,418
			Fannie Mae Connecticut Avenue Securities
			4.34%
			12/25/30	1,100,000	1,119,470
			BXP Trust
			5.74%
			11/15/34	1,106,000	1,111,419
			Citigroup Commercial Mortgage Trust
			4.54%
			12/15/36	1,100,000	1,097,580
			Freddie Mac Structured Agency Credit Risk Debt Notes
			4.44%
			12/25/29	623,000	628,732
			Connecticut Avenue Securities Trust
			3.79%
			07/25/39	624,000	627,120
				9,947,060	10,029,291
Deutsche Bank AG			Hospitality Mortgage Trust
2.28%			4.09%
02/07/20	2,769,000	2,778,554	11/15/36	3,750,000	3,754,500
			Covenant Credit Partners CLO III Ltd.
			8.45%
			10/15/29	249,000	228,532
				3,999,000	3,983,032

*	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 97.6%
Financial - 20.7%
Mastercard, Inc. — Class A	3,391	$1,012,519
HSBC Holdings plc	97,164	761,742
Intesa Sanpaolo SpA	242,147	638,037
Zurich Insurance Group AG	1,500	615,678
DBS Group Holdings Ltd.	30,200	581,339
Sampo Oyj — Class A	12,944	565,075
Assicurazioni Generali SpA	26,100	538,662
United Overseas Bank Ltd.	27,300	536,278
Chubb Ltd.	3,300	513,678
Swiss Life Holding AG	1,000	502,134
Annaly Capital Management, Inc. REIT	52,300	492,666
Simon Property Group, Inc. REIT	3,110	463,266
Swedbank AB — Class A	30,816	458,968
Extra Space Storage, Inc. REIT	4,300	454,166
Public Storage REIT	2,110	449,346
SmartCentres Real Estate Investment Trust	18,483	444,387
Vonovia SE	8,000	430,831
RioCan Real Estate Investment Trust	20,856	429,944
Marsh & McLennan Companies, Inc.	3,438	383,028
Aflac, Inc.	7,109	376,066
Intercontinental Exchange, Inc.	3,800	351,690
H&R Real Estate Investment Trust	20,000	325,093
First Capital Real Estate Investment Trust	20,000	318,468
Ageas	5,000	295,523
Covivio REIT	2,500	283,855
Vornado Realty Trust REIT	4,000	266,000
American Financial Group, Inc.	2,100	230,265
Klepierre S.A. REIT	6,000	227,869
American Express Co.	1,700	211,633
Host Hotels & Resorts, Inc. REIT	11,000	204,050
Swiss Prime Site AG*	1,700	196,626
SL Green Realty Corp. REIT	2,100	192,948
Mizuho Financial Group, Inc.	120,800	187,102
JPMorgan Chase & Co.	1,321	184,147
Prudential Financial, Inc.	1,800	168,732
Canadian Apartment Properties REIT	4,000	163,348
Visa, Inc. — Class A	570	107,103
Total Financial		14,562,262
Consumer, Non-cyclical - 19.2%
Roche Holding AG	2,612	847,745
AbbVie, Inc.	9,316	824,839
Medtronic plc	6,432	729,710
Amgen, Inc.	2,689	648,237
S&P Global, Inc.	2,354	642,759
CSL Ltd.	3,200	619,251
Kimberly-Clark Corp.	4,461	613,611
Sysco Corp.	6,400	547,456
Kellogg Co.	7,767	537,166
PepsiCo, Inc.	3,921	535,883
Quest Diagnostics, Inc.	5,000	533,950
Procter & Gamble Co.	4,181	522,207
Colgate-Palmolive Co.	7,105	489,108
Archer-Daniels-Midland Co.	10,000	463,500
Altria Group, Inc.	9,100	454,181
Novartis AG	4,700	446,453
Sonic Healthcare Ltd.	22,000	443,860
Ono Pharmaceutical Company Ltd.	18,800	432,884
Bunge Ltd.	7,000	402,850
HCA Healthcare, Inc.	2,700	399,087
Pfizer, Inc.	9,884	387,255
Shionogi & Company Ltd.	6,000	373,657
Zoetis, Inc.	2,800	370,580
Japan Tobacco, Inc.	14,200	317,883
Constellation Brands, Inc. — Class A	1,500	284,625
Orion Oyj — Class B	4,000	185,213
Cochlear Ltd.	1,100	173,476
Atlantia SpA	6,556	152,922
Cintas Corp.	500	134,540
Total Consumer, Non-cyclical		13,514,888
Technology - 14.1%
Microsoft Corp.	12,500	1,971,250
Apple, Inc.	5,130	1,506,424
Accenture plc — Class A	3,600	758,052
Texas Instruments, Inc.	5,868	752,806
International Business Machines Corp.	4,915	658,807
Micron Technology, Inc.*	12,000	645,360
HP, Inc.	30,100	618,555
Broadcom, Inc.	1,772	559,987
Seagate Technology plc	8,000	476,000
Maxim Integrated Products, Inc.	7,130	438,566
Canon, Inc.	14,600	401,275
Fiserv, Inc.*	2,947	340,762
Fidelity National Information Services, Inc.	2,283	317,542
Western Digital Corp.	4,000	253,880
Lam Research Corp.	500	146,200
Konica Minolta, Inc.	20,100	131,890
Total Technology		9,977,356
Industrial - 12.6%
3M Co.	3,700	652,754
Illinois Tool Works, Inc.	3,524	633,016
United Parcel Service, Inc. — Class B	5,259	615,619
Eaton Corporation plc	6,200	587,264
Lockheed Martin Corp.	1,455	566,548
Waste Management, Inc.	4,958	565,014
Amcor plc	48,724	528,168
Waste Connections, Inc.	5,653	513,236
Packaging Corporation of America	4,500	503,955
Kone Oyj — Class B	7,500	490,407
Westrock Co.	11,000	472,010
Komatsu Ltd.	19,100	464,400
Lennox International, Inc.	1,580	385,472
Geberit AG	600	336,879
Republic Services, Inc. — Class A	3,746	335,754
Sumitomo Heavy Industries Ltd.	11,000	316,857
FedEx Corp.	1,700	257,057
Garmin Ltd.	1,900	185,364
Amada Holdings Company Ltd.	14,100	162,202

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 97.6% (continued)
Industrial - 12.6% (continued)
Ingersoll-Rand plc	1,200	$159,504
Venture Corporation Ltd.	12,100	145,800
Total Industrial		8,877,280
Communications - 9.7%
Verizon Communications, Inc.	14,784	907,738
AT&T, Inc.	22,330	872,656
Alphabet, Inc. — Class C*	593	792,853
Amazon.com, Inc.*	422	779,788
Rogers Communications, Inc. — Class B	10,000	496,730
Elisa Oyj	8,108	448,019
TELUS Corp.	10,604	410,734
HKT Trust & HKT Ltd.	245,663	346,173
BCE, Inc.	7,201	333,730
Trend Micro, Inc.	6,000	309,219
Wolters Kluwer N.V.	3,300	240,734
Facebook, Inc. — Class A*	1,147	235,422
Telia Company AB	50,200	215,803
WPP plc	14,100	199,208
Nokia Oyj	40,200	148,658
Proximus SADP	4,031	115,417
Total Communications		6,852,882
Consumer, Cyclical - 7.8%
Home Depot, Inc.	4,308	940,781
Persimmon plc	18,395	656,729
Ford Motor Co.	60,132	559,227
General Motors Co.	15,000	549,000
Sands China Ltd.	100,000	534,523
McDonald's Corp.	2,021	399,370
Subaru Corp.	15,100	377,080
Harvey Norman Holdings Ltd.	121,897	348,155
Sumitomo Corp.	18,000	269,020
Bridgestone Corp.	5,900	220,990
Delta Air Lines, Inc.	3,000	175,440
USS Company Ltd.	8,900	169,218
Las Vegas Sands Corp.	2,250	155,340
Crown Resorts Ltd.	15,863	133,695
Total Consumer, Cyclical		5,488,568
Utilities - 7.6%
Fortis, Inc.	13,000	539,593
Fortum Oyj	21,000	518,344
Power Assets Holdings Ltd.	70,200	513,527
NextEra Energy, Inc.	2,043	494,733
Snam SpA	91,482	480,966
Terna Rete Elettrica Nazionale SpA	70,100	468,277
Duke Energy Corp.	5,099	465,080
AGL Energy Ltd.	32,000	461,025
Enel SpA	58,100	460,993
SSE plc	12,000	228,675
Algonquin Power & Utilities Corp.	15,900	225,010
Veolia Environnement S.A.	8,100	215,473
Iberdrola S.A.	16,000	164,793
Canadian Utilities Ltd. — Class A	5,000	150,875
Total Utilities		5,387,364
Basic Materials - 4.5%
International Paper Co.	12,763	587,736
Rio Tinto plc	8,907	531,267
LyondellBasell Industries N.V. — Class A	5,600	529,088
Air Products & Chemicals, Inc.	2,100	493,479
Nucor Corp.	4,000	225,120
Showa Denko K.K.	8,000	213,435
Westlake Chemical Corp.	3,000	210,450
Celanese Corp. — Class A	1,700	209,304
Nissan Chemical Corp.	4,000	169,150
Total Basic Materials		3,169,029
Energy - 1.4%
Exxon Mobil Corp.	7,300	509,394
Chevron Corp.	2,800	337,428
Occidental Petroleum Corp.	4,000	164,840
Total Energy		1,011,662
Total Common Stocks
(Cost $62,172,100)		68,841,291

EXCHANGE-TRADED FUNDS† - 1.4%
SPDR S&P 500 ETF Trust	1,537	494,699
iShares MSCI EAFE ETF	7,013	486,982
Total Exchange-Traded Funds
(Cost $917,384)		981,681

MONEY MARKET FUND† - 0.8%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares 1.43%[1]	550,324	550,324
Total Money Market Fund
(Cost $550,324)		550,324
Total Investments - 99.8%
(Cost $63,639,808)		$70,373,296
Other Assets & Liabilities, net - 0.2%		124,209
Total Net Assets - 100.0%		$70,497,505

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	20	Mar 2020	$2,309,750	$(244)

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2019.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$68,841,291	$—	$—	$68,841,291
Exchange-Traded Funds	981,681	—	—	981,681
Money Market Fund	550,324	—	—	550,324
Total Assets	$70,373,296	$—	$—	$70,373,296

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$244	$—	$—	$244

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Investment Grade Bond Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Non-Diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
SMid Cap Value Institutional Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Intercompany accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or the underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a "seller" or "buyer" of protection primarily to gain or reduce exposure similar to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the

Fund’s assets.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At December 31, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$88,819,262	$7,854,089	$(7,165,499)	$688,590
Capital Stewardship Fund	202,003,891	23,230,619	(1,728,478)	21,502,141
Diversified Income Fund	7,092,811	378,786	(19,668)	359,118
Floating Rate Strategies Fund	1,353,564,063	–	(53,669,263)	(53,669,263)
High Yield Fund	457,753,280	12,556,614	(17,468,107)	(4,911,493)
Investment Grade Bond Fund	882,757,894	18,632,715	(8,476,377)	10,156,338
Large Cap Value Fund	48,120,233	12,685,480	(2,673,771)	10,011,709
Limited Duration Fund	3,213,367,271	36,214,750	(33,916,111)	2,298,639
Macro Opportunities Fund	5,515,492,777	77,664,450	(208,593,950)	(130,929,500)
Market Neutral Real Estate Fund	9,197,169	597,683	(250,993)	346,690
Municipal Income Fund	54,277,279	2,549,481	(88,287)	2,461,194
Risk Managed Real Estate Fund	180,403,198	27,138,562	(4,738,777)	22,399,785
Small Cap Value Fund	14,399,316	2,422,870	(1,549,937)	872,933
SMid Cap Value Fund	328,518,921	72,141,378	(23,278,648)	48,862,730
SMid Cap Value Institutional Fund	61,377,507	9,640,351	(3,942,203)	5,698,148
StylePlus—Large Core Fund	210,497,728	19,413,279	(1,589,704)	17,823,575
StylePlus—Mid Growth Fund	88,366,781	7,205,076	(875,849)	6,329,227
Total Return Bond Fund	14,110,139,519	305,423,204	(146,719,060)	158,704,144
Ultra Short Duration Fund	533,424,229	3,537,832	(3,899,816)	(361,984)
World Equity Income Fund	63,839,950	7,421,084	(887,982)	6,533,102

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2019. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of December 31, 2019, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Floating Rate Strategies Fund
	Aspect Software, Inc.	07/15/23	939,012	$11,234
	Mavis Tire Express Services Corp.	03/20/25	1,341,657	38,009
				49,243
High Yield Fund
	Aspect Software, Inc.	07/15/23	91,145	1,090
	Cypress Intermediate Holdings III, Inc.	04/27/22	750,000	42,811
	DCG Acquisition Corp.	09/30/26	114,714	2,783
	Epicor Software	06/01/20	1,000,000	9,915
	Lytx, Inc.	08/31/22	105,263	7,019
	MRI Software LLC	06/30/23	106,250	5,883
	National Technical Systems	06/12/21	250,000	7,531
	Packaging Coordinators Midco, Inc.	07/01/21	1,500,000	56,127
	Solera LLC	03/03/21	1,250,000	41,212
				174,371
Macro Opportunities Fund
	Aspect Software, Inc.	07/15/23	144,301	1,726
	Epicor Software	06/01/20	2,000,000	19,830
	Fortis Solutions Group LLC	12/15/23	503,680	40,852
	Galls LLC	01/31/24	96,594	8,563
	Galls LLC	01/31/25	1,300,937	10,634
	Lytx, Inc.	08/31/22	363,158	24,214
	Mavis Tire Express Services Corp.	03/20/25	662,777	18,776
	MRI Software LLC	06/30/23	56,250	3,115
	National Technical Systems	06/12/21	250,000	7,531
	SLR Consulting Ltd.	05/23/25	GBP 3,434	96
	Solera LLC	03/03/21	8,100,000	267,051
	Trader Interactive	06/15/23	461,538	–	**
				402,388
Total Return Bond Fund
	Aspect Software, Inc.	07/15/23	2,046	24

*	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Security has a market value of $0.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[1,3]	12/27/11	$723,184	$14,008
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	1,160,811	63,991
			$1,883,995	$77,999
High Yield Fund
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	$1,215,613	$875,875
	Beverages & More, Inc.
	11.50% due 06/15/22	06/16/17	3,141,764	2,414,625
	Bruin E&P Partners LLC
	8.88% due 08/01/23	10/11/18	977,528	655,200
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	252,369	13,906
			$5,587,274	$3,959,606
Investment Grade Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$1,025,231	$1,079,932
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	137,616	93,800
	Highland Park CDO I Ltd.
	2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[1]	07/01/16	85,983	89,291
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	423,000	426,798
			$1,671,830	$1,689,821
Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	$98,298	$67,000
Macro Opportunities Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/191.3	01/18/12	$1,691,717	$32,773
	Atlas Mara Ltd.
	8.00% due 12/31/20	10/01/15	13,794,233	12,744,000
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	1,488,506	1,072,500
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	1,602,252	1,092,100
	Highland Park CDO I Ltd.
	2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[1]	04/14/15	607,826	736,654
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	1,710,483	94,271
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	1,356,639	1,338,671
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 4.70% due 06/15/48	05/25/18	6,824,596	7,000,641
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	1,449,998	1,299,252
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	1,974,373	1,992,101
			$32,500,623	$27,402,963
Total Return Bond Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[1,3]	11/30/11	$335,966	$6,400
	Atlas Mara Ltd.
	8.00% due 12/31/20	10/01/15	6,321,673	5,841,000
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	21,215,736	22,138,616
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	294,892	201,000
	Highland Park CDO I Ltd.
	2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[1]	07/01/16	644,869	669,686
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	2,050,736	2,023,573
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	705,375	711,708
			$31,569,247	$31,591,983

[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security is in default of interest and/or principal obligations.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.